Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 28.8%
Kimberly-Clark Corp.[1]	3,163	$447,090
Procter & Gamble Co.[1]	3,383	404,505
Ingredion, Inc.	4,696	389,768
Johnson & Johnson[1]	2,729	383,779
McKesson Corp.[1]	2,488	381,709
Medtronic plc[1]	4,138	379,455
Eli Lilly & Co.[1]	2,225	365,301
Amgen, Inc.[1]	1,453	342,705
Henry Schein, Inc.*	5,652	330,020
Molson Coors Beverage Co. — Class B1	9,325	320,407
Altria Group, Inc.	7,938	311,567
Philip Morris International, Inc.	4,423	309,875
Campbell Soup Co.	5,945	295,050
Colgate-Palmolive Co.	3,880	284,249
Cardinal Health, Inc.[1]	5,087	265,491
General Mills, Inc.[1]	4,269	263,184
Kellogg Co.	3,727	246,206
Jazz Pharmaceuticals plc*	2,106	232,376
Pfizer, Inc.[1]	7,094	231,974
Molina Healthcare, Inc.*	1,299	231,196
Gilead Sciences, Inc.	2,830	217,740
Kraft Heinz Co.	6,823	217,585
Mondelez International, Inc. — Class A	4,085	208,866
JM Smucker Co.[1]	1,971	208,551
Archer-Daniels-Midland Co.	5,125	204,487
Herbalife Nutrition Ltd.*	4,463	200,746
John B Sanfilippo & Son, Inc.	2,227	190,030
CVS Health Corp.	2,584	167,882
Cigna Corp.	894	167,759
Incyte Corp.*,1	1,544	160,530
HCA Healthcare, Inc.	1,653	160,440
Post Holdings, Inc.*	1,830	160,345
Rent-A-Center, Inc.	5,595	155,653
United Therapeutics Corp.*	1,232	149,072
PepsiCo, Inc.	1,108	146,544
Quest Diagnostics, Inc.	1,280	145,869
United Rentals, Inc.*	923	137,564
Biogen, Inc.*	510	136,451
Innoviva, Inc.*	9,682	135,354
DaVita, Inc.*	1,607	127,178
TreeHouse Foods, Inc.*	2,882	126,232
Tyson Foods, Inc. — Class A	2,107	125,809
Laboratory Corporation of America Holdings*	747	124,084
Dentsply Sirona, Inc.	2,547	112,221
UnitedHealth Group, Inc.	380	112,081
Abbott Laboratories	1,106	101,121
Monster Beverage Corp.*	1,438	99,682
Universal Health Services, Inc. — Class B	1,057	98,185
Alexion Pharmaceuticals, Inc.*,1	856	96,077
Total Consumer, Non-cyclical		10,810,045
Industrial - 16.6%
Gentex Corp.	15,923	410,336
Caterpillar, Inc.[1]	3,242	410,113
Union Pacific Corp.[1]	2,269	383,620
Norfolk Southern Corp.[1]	1,905	334,461
Snap-on, Inc.[1]	2,392	331,316
Expeditors International of Washington, Inc.	4,306	327,428
Waters Corp.*,1	1,783	321,653
J.B. Hunt Transport Services, Inc.	2,274	273,653
CSX Corp.[1]	3,856	268,918
FedEx Corp.[1]	1,756	246,226
Eaton Corporation plc	2,509	219,487
Werner Enterprises, Inc.[1]	4,630	201,544
Garmin Ltd.	2,006	195,585
Landstar System, Inc.[1]	1,733	194,633
Honeywell International, Inc.[1]	1,321	191,003
Hubbell, Inc.	1,363	170,866
Schneider National, Inc. — Class B	6,027	148,686
AGCO Corp.[1]	2,633	146,026
Regal Beloit Corp.	1,668	145,649
Timken Co.	3,157	143,612
Owens Corning	2,563	142,913
Lincoln Electric Holdings, Inc.[1]	1,670	140,681
Emerson Electric Co.	2,197	136,280
Terex Corp.	7,093	133,136
Arrow Electronics, Inc.*	1,797	123,436
Oshkosh Corp.	1,481	106,069
National Instruments Corp.	2,586	100,104
Illinois Tool Works, Inc.	566	98,965
TE Connectivity Ltd.	1,198	97,697
Westrock Co.	3,137	88,652
Total Industrial		6,232,748
Utilities - 13.2%
Exelon Corp.[1]	11,624	421,835
Consolidated Edison, Inc.	5,360	385,545
PPL Corp.[1]	14,194	366,773
Public Service Enterprise Group, Inc.[1]	7,438	365,652
Southern Co.	6,868	356,106
Pinnacle West Capital Corp.[1]	4,738	347,248
Evergy, Inc.	5,374	318,624
ONE Gas, Inc.	3,611	278,227
Portland General Electric Co.[1]	6,485	271,138
IDACORP, Inc.	2,768	241,840
FirstEnergy Corp.[1]	5,502	213,368
NiSource, Inc.	9,294	211,345
National Fuel Gas Co.	4,989	209,189
Ameren Corp.	2,777	195,390
NRG Energy, Inc.[1]	5,297	172,470
OGE Energy Corp.[1]	5,192	157,629
NorthWestern Corp.	2,351	128,177
CenterPoint Energy, Inc.	6,344	118,442
Avista Corp.	2,626	95,560
Southwest Gas Holdings, Inc.	1,353	93,425
Total Utilities		4,947,983
Technology - 12.7%
Cerner Corp.[1]	6,012	412,123
Seagate Technology plc	7,575	366,706
Oracle Corp.[1]	6,504	359,476
QUALCOMM, Inc.	3,454	315,039
Maxim Integrated Products, Inc.[1]	5,078	307,778
Texas Instruments, Inc.	2,301	292,158
Intel Corp.[1]	4,603	275,398

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Technology - 12.7% (continued)
International Business Machines Corp.	2,169	$261,950
Apple, Inc.	690	251,712
NetApp, Inc.	5,568	247,052
Cognizant Technology Solutions Corp. — Class A	3,532	200,688
CDK Global, Inc.	4,146	171,727
Skyworks Solutions, Inc.[1]	1,294	165,451
KLA Corp.	777	151,111
Applied Materials, Inc.	2,263	136,798
Teradata Corp.*	5,902	122,762
Synaptics, Inc.*	1,893	113,807
HP, Inc.	6,409	111,709
Lam Research Corp.	331	107,065
Xilinx, Inc.	1,045	102,818
Micron Technology, Inc.*	1,949	100,412
Zebra Technologies Corp. — Class A*	385	98,541
Paychex, Inc.	1,287	97,490
Total Technology		4,769,771
Communications - 9.5%
Cisco Systems, Inc.	8,458	394,481
Verizon Communications, Inc.[1]	6,993	385,524
Comcast Corp. — Class A1	8,979	350,002
Juniper Networks, Inc.[1]	14,715	336,385
Omnicom Group, Inc.[1]	5,819	317,717
Booking Holdings, Inc.*,1	175	278,660
Alphabet, Inc. — Class C*	196	277,068
AT&T, Inc.[1]	8,652	261,550
eBay, Inc.	3,829	200,831
Ciena Corp.*	2,502	135,508
Sirius XM Holdings, Inc.	21,644	127,050
Fox Corp. — Class A	4,521	121,253
Viavi Solutions, Inc.*	9,231	117,603
Facebook, Inc. — Class A*,1	421	95,596
Yelp, Inc. — Class A*	3,870	89,513
Interpublic Group of Companies, Inc.	5,109	87,671
Total Communications		3,576,412
Financial - 9.5%
MetLife, Inc.	11,114	405,883
Equity Residential REIT	6,259	368,154
Allstate Corp.	3,787	367,301
Piedmont Office Realty Trust, Inc. — Class A REIT[1]	16,796	278,982
Boston Properties, Inc. REIT	2,619	236,705
Western Union Co.	10,011	216,438
Waddell & Reed Financial, Inc. — Class A	13,072	202,747
Vornado Realty Trust REIT[1]	5,197	198,577
Kennedy-Wilson Holdings, Inc.	12,441	189,352
M&T Bank Corp.	1,630	169,471
Ameriprise Financial, Inc.	1,028	154,241
Highwoods Properties, Inc. REIT	3,935	146,893
Travelers Companies, Inc.	1,254	143,019
Host Hotels & Resorts, Inc. REIT	10,749	115,982
Bank of America Corp.	4,820	114,475
Weingarten Realty Investors REIT	4,705	89,066
Synchrony Financial	3,841	85,116
Wells Fargo & Co.	3,154	80,743
Total Financial		3,563,145
Consumer, Cyclical - 8.7%
Cummins, Inc.	2,399	415,651
Autoliv, Inc.	6,348	409,510
Gentherm, Inc.*	6,673	259,580
Allison Transmission Holdings, Inc.	6,204	228,183
General Motors Co.	7,433	188,055
Lear Corp.	1,722	187,732
Lowe's Companies, Inc.	1,384	187,006
Best Buy Company, Inc.	2,083	181,784
Whirlpool Corp.	1,400	181,342
Brunswick Corp.[1]	2,511	160,729
MSC Industrial Direct Company, Inc. — Class A	2,072	150,862
Southwest Airlines Co.	3,972	135,763
DR Horton, Inc.	2,413	133,801
Polaris, Inc.	1,369	126,701
Hanesbrands, Inc.	10,269	115,937
PACCAR, Inc.	1,485	111,152
Mohawk Industries, Inc.*	898	91,380
Total Consumer, Cyclical		3,265,168
Energy - 0.5%
Exxon Mobil Corp.[1]	2,187	97,803
Chevron Corp.	987	88,070
Total Energy		185,873
Total Common Stocks
(Cost $38,573,988)		37,351,145

MONEY MARKET FUND† - 5.0%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.06%[2]	1,887,951	1,887,951
Total Money Market Fund
(Cost $1,887,951)		1,887,951
Total Investments - 104.5%
(Cost $40,461,939)		$39,239,096
Other Assets & Liabilities, net - (4.5)%		(1,677,931)
Total Net Assets - 100.0%		$37,561,165

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Depreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.48% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	$3,058,057	$(63,792)

Goldman Sachs International	GS Equity Custom Basket	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	3,058,060	(75,818)
					$6,116,117	$(139,610)

OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.22)% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	$13,215,630	$(327,019)
Goldman Sachs International	GS Equity Custom Basket	(0.12)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	13,265,698	(282,128)
					$26,481,328	$(609,147)

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Snap-on, Inc.	190	0.85%	$4,085
Werner Enterprises, Inc.	367	0.52%	3,792
Union Pacific Corp.	180	1.00%	3,178
Garmin Ltd.	159	0.51%	2,370
Regal Beloit Corp.	132	0.38%	2,350
Westrock Co.	849	0.78%	2,299
Owens Corning	203	0.37%	2,138
Caterpillar, Inc.	257	1.06%	2,068
Schneider National, Inc. — Class B	478	0.39%	1,961
TE Connectivity Ltd.	95	0.25%	1,378
Landstar System, Inc.	137	0.50%	1,078
CSX Corp.	306	0.70%	802
Norfolk Southern Corp.	223	1.28%	754
J.B. Hunt Transport Services, Inc.	180	0.71%	711
Expeditors International of Washington, Inc.	342	0.85%	363
National Instruments Corp.	205	0.26%	326
Lincoln Electric Holdings, Inc.	132	0.36%	226
Oshkosh Corp.	117	0.27%	(46)
Illinois Tool Works, Inc.	44	0.25%	(119)
Timken Co.	250	0.37%	(736)
Arrow Electronics, Inc.	142	0.32%	(860)
Gentex Corp.	1,265	1.07%	(1,066)
Hubbell, Inc.	108	0.44%	(1,125)
Eaton Corporation plc	199	0.57%	(1,510)
Honeywell International, Inc.	104	0.49%	(1,593)
FedEx Corp.	139	0.64%	(1,717)
Emerson Electric Co.	174	0.35%	(2,644)
AGCO Corp.	209	0.38%	(3,810)
Waters Corp.	141	0.83%	(5,285)
Terex Corp.	563	0.35%	(5,491)
Total Industrial			3,877
Consumer, Non-cyclical
McKesson Corp.	197	0.99%	7,425
Amgen, Inc.	115	0.89%	5,666
Eli Lilly & Co.	176	0.94%	5,353
Rent-A-Center, Inc.	444	0.40%	4,405
Cardinal Health, Inc.	1,118	1.91%	3,807
United Rentals, Inc.	73	0.36%	2,671
CVS Health Corp.	205	0.44%	2,439
Laboratory Corporation of America Holdings	130	0.71%	2,401
Kellogg Co.	296	0.64%	2,247
Herbalife Nutrition Ltd.	401	0.59%	2,223
Johnson & Johnson	216	0.99%	2,140
Innoviva, Inc.	769	0.35%	1,192
Alexion Pharmaceuticals, Inc.	68	0.25%	713
Incyte Corp.	122	0.41%	633
Kimberly-Clark Corp.	251	1.16%	563
General Mills, Inc.	339	0.68%	211
PepsiCo, Inc.	88	0.38%	208
Molina Healthcare, Inc.	103	0.60%	165
Medtronic plc	328	0.98%	116
Colgate-Palmolive Co.	308	0.74%	58
Abbott Laboratories	87	0.26%	20
Campbell Soup Co.	472	0.77%	(2)
Monster Beverage Corp.	114	0.26%	(156)
Gilead Sciences, Inc.	224	0.56%	(219)
Quest Diagnostics, Inc.	101	0.38%	(265)
UnitedHealth Group, Inc.	30	0.29%	(483)
Mondelez International, Inc. — Class A	324	0.54%	(611)
Procter & Gamble Co.	268	1.05%	(637)
John B Sanfilippo & Son, Inc.	176	0.49%	(640)
Kraft Heinz Co.	542	0.57%	(696)
DaVita, Inc.	127	0.33%	(816)
Post Holdings, Inc.	145	0.42%	(852)
Dentsply Sirona, Inc.	202	0.29%	(991)
Archer-Daniels-Midland Co.	407	0.53%	(1,042)
Tyson Foods, Inc. — Class A	167	0.33%	(1,169)
TreeHouse Foods, Inc.	228	0.33%	(1,258)
Altria Group, Inc.	630	0.81%	(1,356)
Universal Health Services, Inc. — Class B	84	0.26%	(1,374)
Pfizer, Inc.	563	0.60%	(1,442)
JM Smucker Co.	156	0.54%	(1,679)
Ingredion, Inc.	373	1.01%	(1,718)
Henry Schein, Inc.	449	0.86%	(1,923)
Philip Morris International, Inc.	351	0.80%	(1,998)
Cigna Corp.	71	0.44%	(2,078)
HCA Healthcare, Inc.	131	0.42%	(2,349)
Biogen, Inc.	40	0.35%	(2,775)
Jazz Pharmaceuticals plc	167	0.60%	(3,007)
Molson Coors Beverage Co. — Class B	740	0.83%	(12,874)
Total Consumer, Non-cyclical			246
Consumer, Cyclical
Lear Corp.	136	0.48%	2,944
Autoliv, Inc.	504	1.06%	2,847
Cummins, Inc.	190	1.08%	2,198
Gentherm, Inc.	530	0.67%	2,064
Best Buy Company, Inc.	165	0.47%	2,011
Hanesbrands, Inc.	815	0.30%	1,668
Polaris, Inc.	108	0.33%	1,542
Lowe's Companies, Inc.	109	0.48%	1,420
Brunswick Corp.	199	0.42%	1,340
Southwest Airlines Co.	315	0.35%	1,013
DR Horton, Inc.	191	0.35%	863
MSC Industrial Direct Company, Inc. — Class A	164	0.39%	497
PACCAR, Inc.	117	0.29%	(507)
Mohawk Industries, Inc.	71	0.24%	(1,789)
Whirlpool Corp.	111	0.47%	(2,133)
Allison Transmission Holdings, Inc.	492	0.59%	(3,900)
General Motors Co.	590	0.49%	(5,510)
Total Consumer, Cyclical			6,568
Financial
Waddell & Reed Financial, Inc. — Class A	1,038	0.53%	2,924
Western Union Co.	795	0.56%	1,120
Gaming and Leisure Properties, Inc.	1	0.00%	(2)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Host Hotels & Resorts, Inc.	853	0.30%	$(454)
M&T Bank Corp.	129	0.44%	(464)
Ameriprise Financial, Inc.	81	0.40%	(849)
Synchrony Financial	305	0.22%	(1,180)
Piedmont Office Realty Trust, Inc. — Class A	1,334	0.72%	(1,379)
Vornado Realty Trust	412	0.51%	(1,394)
Bank of America Corp.	382	0.30%	(1,732)
Travelers Companies, Inc.	99	0.37%	(1,754)
Wells Fargo & Co.	250	0.21%	(1,796)
Allstate Corp.	300	0.95%	(1,987)
Highwoods Properties, Inc.	312	0.38%	(2,160)
Boston Properties, Inc.	208	0.61%	(2,947)
Weingarten Realty Investors	373	0.23%	(3,409)
Equity Residential	497	0.96%	(3,664)
MetLife, Inc.	882	1.05%	(4,568)
Kennedy-Wilson Holdings, Inc.	988	0.49%	(4,759)
Total Financial			(30,454)
Technology
Skyworks Solutions, Inc.	102	0.43%	3,374
QUALCOMM, Inc.	274	0.82%	3,208
Maxim Integrated Products, Inc.	403	0.80%	3,050
CDK Global, Inc.	329	0.45%	2,050
Applied Materials, Inc.	179	0.35%	1,372
Texas Instruments, Inc.	182	0.76%	1,253
Apple, Inc.	54	0.64%	1,104
HP, Inc.	509	0.29%	1,002
NetApp, Inc.	442	0.64%	995
Paychex, Inc.	102	0.25%	953
Cognizant Technology Solutions Corp. — Class A	280	0.52%	951
Oracle Corp.	516	0.93%	895
Xilinx, Inc.	83	0.27%	733
Lam Research Corp.	26	0.28%	498
KLA Corp.	61	0.39%	175
Synaptics, Inc.	150	0.29%	81
Intel Corp.	365	0.71%	(106)
Micron Technology, Inc.	154	0.26%	(245)
Zebra Technologies Corp. — Class A	30	0.25%	(537)
Cerner Corp.	477	1.07%	(943)
International Business Machines Corp.	172	0.68%	(1,878)
Seagate Technology plc	601	0.95%	(1,911)
Teradata Corp.	468	0.32%	(2,527)
Total Technology			13,547
Utilities
FirstEnergy Corp.	437	0.55%	107
CenterPoint Energy, Inc.	504	0.31%	(36)
OGE Energy Corp.	412	0.41%	(370)
Southwest Gas Holdings, Inc.	107	0.24%	(640)
Ameren Corp.	220	0.51%	(1,053)
National Fuel Gas Co.	396	0.54%	(1,207)
NorthWestern Corp.	186	0.33%	(1,385)
IDACORP, Inc.	219	0.63%	(1,518)
Avista Corp.	208	0.25%	(1,645)
Evergy, Inc.	426	0.83%	(1,728)
NRG Energy, Inc.	420	0.45%	(1,853)
ONE Gas, Inc.	286	0.72%	(2,048)
Southern Co.	545	0.92%	(2,060)
NiSource, Inc.	738	0.55%	(2,063)
Pinnacle West Capital Corp.	376	0.90%	(2,191)
Portland General Electric Co.	515	0.70%	(3,415)
Consolidated Edison, Inc.	425	1.00%	(4,528)
Public Service Enterprise Group, Inc.	590	0.95%	(4,981)
PPL Corp.	1,127	0.95%	(5,711)
Exelon Corp.	923	1.10%	(7,110)
Total Utilities			(45,435)
Energy
Chevron Corp.	78	0.23%	(2,441)
Exxon Mobil Corp.	173	0.25%	(3,921)
Total Energy			(6,362)
Communications
eBay, Inc.	304	0.52%	5,283
Alphabet, Inc. — Class C	15	0.69%	3,930
Cisco Systems, Inc.	671	1.02%	2,797
Facebook, Inc. — Class A	33	0.25%	2,263
Interpublic Group of Companies, Inc.	405	0.23%	884
Viavi Solutions, Inc.	733	0.31%	484
Juniper Networks, Inc.	1,169	0.87%	369
Verizon Communications, Inc.	906	1.63%	245
Ciena Corp.	198	0.35%	(85)
Sirius XM Holdings, Inc.	1,719	0.33%	(863)
Fox Corp. — Class A	359	0.31%	(1,539)
Comcast Corp. — Class A	713	0.91%	(1,900)
Booking Holdings, Inc.	13	0.68%	(2,719)
Yelp, Inc. — Class A	307	0.23%	(3,336)
Omnicom Group, Inc.	462	0.82%	(4,279)
AT&T, Inc.	1,071	1.06%	(7,313)
Total Communications			(5,779)
Total MS Equity Long Custom Basket			$(63,792)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Basic Materials
PPG Industries, Inc.	2,154	(1.76)%	$12,399
DuPont de Nemours, Inc.	1,272	(0.51)%	4,392
Nucor Corp.	1,307	(0.41)%	3,151
Royal Gold, Inc.	476	(0.45)%	(872)
Balchem Corp.	2,096	(1.50)%	(4,522)
Linde plc	1,350	(2.17)%	(8,110)
Air Products & Chemicals, Inc.	1,173	(2.14)%	(11,658)
Ashland Global Holdings, Inc.	3,467	(1.81)%	(11,852)
RPM International, Inc.	2,687	(1.53)%	(12,144)
Albemarle Corp.	1,154	(0.67)%	(18,614)
Ecolab, Inc.	940	(1.42)%	(20,861)
Freeport-McMoRan, Inc.	8,642	(0.76)%	(22,285)
Newmont Corp.	2,565	(1.20)%	(32,152)
Quaker Chemical Corp.	1,059	(1.49)%	(53,257)
Total Basic Materials			(176,385)
Financial
Realty Income Corp.	2,902	(1.31)%	40,577
UDR, Inc.	3,407	(0.96)%	33,913
Ameris Bancorp	3,196	(0.57)%	33,352
People's United Financial, Inc.	6,445	(0.56)%	32,716
Alleghany Corp.	391	(1.45)%	30,126
Markel Corp.	244	(1.70)%	27,712
Valley National Bancorp	20,336	(1.20)%	22,601
Acadia Realty Trust	7,004	(0.69)%	18,803
Kilroy Realty Corp.	2,281	(1.01)%	16,303
Old National Bancorp	5,208	(0.54)%	15,465
JBG SMITH Properties	3,878	(0.87)%	14,267
First Financial Bankshares, Inc.	3,450	(0.75)%	13,724
Glacier Bancorp, Inc.	1,775	(0.47)%	12,371
First Midwest Bancorp, Inc.	5,596	(0.57)%	11,329
Fulton Financial Corp.	10,261	(0.82)%	10,143
Loews Corp.	2,337	(0.61)%	9,694
TFS Financial Corp.	4,875	(0.53)%	9,417
Healthcare Realty Trust, Inc.	5,233	(1.16)%	8,000
Global Net Lease, Inc.	5,103	(0.65)%	7,131
Prologis, Inc.	1,495	(1.06)%	6,622
Southside Bancshares, Inc.	3,216	(0.67)%	6,528
RLI Corp.	936	(0.58)%	5,828
Brookline Bancorp, Inc.	12,108	(0.92)%	5,571
Americold Realty Trust	3,479	(0.96)%	4,772
Medical Properties Trust, Inc.	6,874	(0.98)%	4,565
QTS Realty Trust, Inc. — Class A	2,257	(1.09)%	1,265
New York Community Bancorp, Inc.	5,231	(0.40)%	1,188
Easterly Government Properties, Inc.	5,177	(0.91)%	(932)
EastGroup Properties, Inc.	884	(0.79)%	(1,483)
Agree Realty Corp.	3,508	(1.74)%	(1,502)
American Assets Trust, Inc.	2,187	(0.46)%	(2,302)
CyrusOne, Inc.	781	(0.43)%	(3,590)
Northfield Bancorp, Inc.	4,130	(0.36)%	(3,947)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,879	(0.62)%	(4,942)
James River Group Holdings Ltd.	1,941	(0.66)%	(6,447)
Healthcare Trust of America, Inc. — Class A	4,331	(0.87)%	(7,442)
STAG Industrial, Inc.	2,423	(0.54)%	(7,725)
American Tower Corp. — Class A	221	(0.43)%	(7,729)
BOK Financial Corp.	904	(0.39)%	(8,345)
Alexandria Real Estate Equities, Inc.	1,253	(1.54)%	(9,941)
Crown Castle International Corp.	338	(0.43)%	(12,954)
SBA Communications Corp.	194	(0.44)%	(16,717)
Flagstar Bancorp, Inc.	2,243	(0.50)%	(18,003)
Sun Communities, Inc.	1,127	(1.16)%	(18,254)
Equinix, Inc.	86	(0.46)%	(19,597)
Rexford Industrial Realty, Inc.	5,233	(1.64)%	(23,742)
Terreno Realty Corp.	2,745	(1.09)%	(31,698)
Total Financial			196,691
Energy
Phillips 66	905	(0.49)%	12,615
Kinder Morgan, Inc.	4,498	(0.52)%	10,041
Delek US Holdings, Inc.	2,773	(0.37)%	8,422
Williams Companies, Inc.	3,138	(0.45)%	5,386
Pioneer Natural Resources Co.	554	(0.41)%	4,374
ONEOK, Inc.	1,757	(0.44)%	(170)
Concho Resources, Inc.	1,179	(0.46)%	(1,243)
National Oilwell Varco, Inc.	8,769	(0.81)%	(7,053)
Baker Hughes Co.	3,189	(0.37)%	(8,439)
Noble Energy, Inc.	4,857	(0.33)%	(10,730)
Schlumberger Ltd.	3,454	(0.48)%	(11,574)
Halliburton Co.	3,784	(0.37)%	(21,445)
Total Energy			(19,816)
Industrial
L3Harris Technologies, Inc.	445	(0.57)%	14,372
Tetra Tech, Inc.	1,890	(1.13)%	10,591
Eagle Materials, Inc.	1,882	(1.00)%	8,150
TransDigm Group, Inc.	300	(1.00)%	5,744
Sonoco Products Co.	1,341	(0.53)%	4,735
Louisiana-Pacific Corp.	5,362	(1.04)%	3,142
Ball Corp.	1,906	(1.00)%	1,719
Silgan Holdings, Inc.	2,843	(0.70)%	1,707
Crown Holdings, Inc.	960	(0.47)%	(2,213)
Vulcan Materials Co.	951	(0.83)%	(3,796)
Exponent, Inc.	754	(0.46)%	(4,061)
AptarGroup, Inc.	859	(0.73)%	(4,390)
GATX Corp.	1,036	(0.48)%	(4,556)
Martin Marietta Materials, Inc.	656	(1.03)%	(4,595)
ESCO Technologies, Inc.	862	(0.55)%	(6,717)
Casella Waste Systems, Inc. — Class A	2,311	(0.91)%	(11,363)
Amcor plc	9,419	(0.73)%	(13,924)
Worthington Industries, Inc.	1,713	(0.48)%	(21,688)
Total Industrial			(27,143)
Communications
Liberty Broadband Corp. — Class C	1,301	(1.22)%	11,998
Zendesk, Inc.	461	(0.31)%	(7,217)
FactSet Research Systems, Inc.	195	(0.48)%	(7,309)
Anaplan, Inc.	1,267	(0.43)%	(8,034)
Okta, Inc.	210	(0.32)%	(12,106)
Q2 Holdings, Inc.	1,391	(0.90)%	(15,967)
Total Communications			(38,635)
Consumer, Non-cyclical
Hormel Foods Corp.	1,220	(0.45)%	1,236
McCormick & Company, Inc.	229	(0.31)%	(1,885)
Avery Dennison Corp.	909	(0.78)%	(4,898)
Seattle Genetics, Inc.	257	(0.33)%	(8,858)
Equifax, Inc.	446	(0.58)%	(10,690)
Verisk Analytics, Inc. — Class A	887	(1.14)%	(12,964)
Global Payments, Inc.	819	(1.05)%	(14,945)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Paylocity Holding Corp.	428	(0.47)%	$(21,428)
PayPal Holdings, Inc.	372	(0.49)%	(21,910)
Avalara, Inc.	576	(0.58)%	(33,437)
Total Consumer, Non-cyclical			(129,779)
Technology
Fiserv, Inc.	2,399	(1.77)%	6,418
Parsons Corp.	3,274	(0.90)%	1,576
Tyler Technologies, Inc.	110	(0.29)%	(544)
RealPage, Inc.	576	(0.28)%	(653)
Appfolio, Inc. — Class A	238	(0.29)%	(3,831)
Autodesk, Inc.	167	(0.30)%	(7,865)
Smartsheet, Inc. — Class A	1,273	(0.49)%	(9,090)
HubSpot, Inc.	185	(0.31)%	(9,648)
salesforce.com, Inc.	446	(0.63)%	(10,733)
Fidelity National Information Services, Inc.	2,057	(2.09)%	(11,404)
Coupa Software, Inc.	172	(0.36)%	(12,032)
Zscaler, Inc.	374	(0.31)%	(12,532)
Envestnet, Inc.	1,105	(0.61)%	(16,127)
Veeva Systems, Inc. — Class A	270	(0.48)%	(16,398)
Alteryx, Inc. — Class A	412	(0.51)%	(19,014)
Twilio, Inc. — Class A	198	(0.33)%	(20,189)
Workiva, Inc.	1,366	(0.55)%	(20,944)
Total Technology			(163,010)
Utilities
American States Water Co.	990	(0.59)%	13,819
California Water Service Group	2,623	(0.95)%	11,024
WEC Energy Group, Inc.	647	(0.43)%	3,426
American Water Works Company, Inc.	600	(0.58)%	1,638
NextEra Energy, Inc.	317	(0.58)%	925
Total Utilities			30,832
Consumer, Cyclical
Copart, Inc.	660	(0.42)%	7,804
Scotts Miracle-Gro Co. — Class A	597	(0.61)%	(7,578)
Total Consumer, Cyclical			226
Total MS Equity Short Custom Basket			$(327,019)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Amgen, Inc.	115	0.88%	$7,043
Eli Lilly & Co.	176	0.94%	5,352
Rent-A-Center, Inc.	444	0.40%	4,436
McKesson Corp.	197	0.99%	4,102
Cardinal Health, Inc.	1,118	1.91%	3,913
United Rentals, Inc.	73	0.36%	2,687
Laboratory Corporation of America Holdings	130	0.71%	2,461
CVS Health Corp.	205	0.44%	2,255
Johnson & Johnson	216	0.99%	2,135
Kellogg Co.	296	0.64%	2,102
Innoviva, Inc.	769	0.35%	1,069
Alexion Pharmaceuticals, Inc.	68	0.25%	708
Herbalife Nutrition Ltd.	401	0.59%	690
Incyte Corp.	122	0.41%	618
Kimberly-Clark Corp.	251	1.16%	574
General Mills, Inc.	339	0.68%	201
Molina Healthcare, Inc.	103	0.60%	155
Abbott Laboratories	87	0.26%	18
Colgate-Palmolive Co.	308	0.74%	9
Campbell Soup Co.	472	0.77%	(7)
PepsiCo, Inc.	88	0.38%	(81)
Monster Beverage Corp.	114	0.26%	(157)
Gilead Sciences, Inc.	224	0.56%	(215)
Quest Diagnostics, Inc.	101	0.38%	(298)
Ingredion, Inc.	373	1.01%	(442)
UnitedHealth Group, Inc.	30	0.29%	(472)
Procter & Gamble Co.	268	1.05%	(608)
Mondelez International, Inc. — Class A	324	0.54%	(620)
John B Sanfilippo & Son, Inc.	176	0.49%	(638)
Kraft Heinz Co.	542	0.57%	(698)
DaVita, Inc.	127	0.33%	(817)
Post Holdings, Inc.	145	0.42%	(918)
Dentsply Sirona, Inc.	202	0.29%	(1,019)
Archer-Daniels-Midland Co.	407	0.53%	(1,058)
Tyson Foods, Inc. — Class A	167	0.33%	(1,205)
TreeHouse Foods, Inc.	228	0.33%	(1,273)
Universal Health Services, Inc. — Class B	84	0.26%	(1,370)
Altria Group, Inc.	630	0.81%	(1,382)
JM Smucker Co.	156	0.54%	(1,715)
Henry Schein, Inc.	449	0.86%	(1,975)
Medtronic plc	328	0.98%	(2,017)
Cigna Corp.	71	0.44%	(2,037)
Pfizer, Inc.	563	0.60%	(2,153)
HCA Healthcare, Inc.	131	0.42%	(2,339)
Philip Morris International, Inc.	351	0.80%	(2,549)
Biogen, Inc.	40	0.35%	(2,762)
Jazz Pharmaceuticals plc	167	0.60%	(2,945)
Molson Coors Beverage Co. — Class B	740	0.83%	(12,867)
Total Consumer, Non-cyclical			(6,109)
Financial
Waddell & Reed Financial, Inc. — Class A	1,038	0.53%	2,947
Western Union Co.	795	0.56%	1,103
Gaming and Leisure Properties, Inc.	1	0.00%	(2)
M&T Bank Corp.	129	0.44%	(403)
Host Hotels & Resorts, Inc.	853	0.30%	(446)
Ameriprise Financial, Inc.	81	0.40%	(861)
Synchrony Financial	305	0.22%	(1,177)
Piedmont Office Realty Trust, Inc. — Class A	1,334	0.72%	(1,289)
Vornado Realty Trust	412	0.51%	(1,367)
Travelers Companies, Inc.	99	0.37%	(1,751)
Wells Fargo & Co.	250	0.21%	(1,780)
Bank of America Corp.	382	0.30%	(1,783)
Allstate Corp.	300	0.95%	(1,982)
Highwoods Properties, Inc.	312	0.38%	(2,186)
Boston Properties, Inc.	208	0.61%	(2,970)
Weingarten Realty Investors	373	0.23%	(3,409)
Equity Residential	497	0.96%	(3,694)
MetLife, Inc.	882	1.05%	(4,542)
Kennedy-Wilson Holdings, Inc.	988	0.49%	(4,746)
Total Financial			(30,338)
Consumer, Cyclical
Lear Corp.	136	0.48%	2,953
Cummins, Inc.	190	1.08%	2,094
Gentherm, Inc.	530	0.67%	2,086
Best Buy Company, Inc.	165	0.47%	2,008
Hanesbrands, Inc.	815	0.30%	1,651
Autoliv, Inc.	504	1.06%	1,579
Polaris, Inc.	108	0.33%	1,545
Lowe's Companies, Inc.	109	0.48%	1,437
Brunswick Corp.	199	0.42%	1,322
Southwest Airlines Co.	315	0.35%	987
DR Horton, Inc.	191	0.35%	805
MSC Industrial Direct Company, Inc. — Class A	164	0.39%	476
PACCAR, Inc.	117	0.29%	(513)
Mohawk Industries, Inc.	71	0.24%	(1,778)
Whirlpool Corp.	111	0.47%	(2,178)
Allison Transmission Holdings, Inc.	492	0.59%	(3,465)
General Motors Co.	590	0.49%	(5,581)
Total Consumer, Cyclical			5,428
Technology
Skyworks Solutions, Inc.	102	0.43%	3,378
QUALCOMM, Inc.	274	0.82%	3,214
Maxim Integrated Products, Inc.	403	0.80%	3,065
CDK Global, Inc.	329	0.45%	2,040
Applied Materials, Inc.	179	0.35%	1,386
Texas Instruments, Inc.	182	0.76%	1,240
Apple, Inc.	54	0.64%	1,069
HP, Inc.	509	0.29%	1,023
NetApp, Inc.	442	0.64%	1,014
Paychex, Inc.	102	0.25%	967
Cognizant Technology Solutions Corp. — Class A	280	0.52%	961
Xilinx, Inc.	83	0.27%	731
Oracle Corp.	516	0.93%	655

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Lam Research Corp.	26	0.28%	$490
KLA Corp.	61	0.39%	154
Synaptics, Inc.	150	0.29%	147
Intel Corp.	365	0.71%	(82)
Micron Technology, Inc.	154	0.26%	(283)
Zebra Technologies Corp. — Class A	30	0.25%	(515)
Cerner Corp.	477	1.07%	(961)
Seagate Technology plc	601	0.95%	(1,913)
International Business Machines Corp.	172	0.68%	(1,952)
Teradata Corp.	468	0.32%	(2,454)
Total Technology			13,374
Industrial
Werner Enterprises, Inc.	367	0.52%	5,158
Snap-on, Inc.	190	0.86%	3,995
Schneider National, Inc. — Class B	478	0.39%	3,207
Union Pacific Corp.	180	1.00%	2,995
Westrock Co.	849	0.78%	2,337
Garmin Ltd.	159	0.51%	2,329
Regal Beloit Corp.	132	0.38%	2,288
Owens Corning	203	0.37%	2,156
Caterpillar, Inc.	257	1.06%	2,094
Landstar System, Inc.	137	0.50%	1,460
TE Connectivity Ltd.	95	0.25%	1,374
J.B. Hunt Transport Services, Inc.	180	0.71%	683
Expeditors International of Washington, Inc.	342	0.85%	353
National Instruments Corp.	205	0.26%	335
Lincoln Electric Holdings, Inc.	132	0.36%	180
Norfolk Southern Corp.	223	1.28%	46
CSX Corp.	306	0.70%	(44)
Illinois Tool Works, Inc.	44	0.25%	(128)
Oshkosh Corp.	117	0.27%	(486)
Timken Co.	250	0.37%	(725)
Arrow Electronics, Inc.	142	0.32%	(921)
Gentex Corp.	1,265	1.07%	(1,033)
Hubbell, Inc.	108	0.44%	(1,125)
Eaton Corporation plc	199	0.57%	(1,508)
Honeywell International, Inc.	104	0.49%	(1,675)
FedEx Corp.	139	0.64%	(1,713)
Emerson Electric Co.	174	0.35%	(2,662)
Waters Corp.	141	0.83%	(3,473)
AGCO Corp.	209	0.38%	(3,808)
Terex Corp.	563	0.35%	(5,498)
Total Industrial			6,191
Communications
eBay, Inc.	304	0.52%	5,277
Alphabet, Inc. — Class C	15	0.69%	3,935
Cisco Systems, Inc.	671	1.02%	2,790
Facebook, Inc. — Class A	33	0.25%	2,263
Interpublic Group of Companies, Inc.	405	0.23%	880
Viavi Solutions, Inc.	733	0.31%	497
Juniper Networks, Inc.	1,169	0.87%	384
Ciena Corp.	198	0.35%	(116)
Sirius XM Holdings, Inc.	1,719	0.33%	(882)
Fox Corp. — Class A	359	0.31%	(1,524)
Verizon Communications, Inc.	906	1.63%	(1,540)
Comcast Corp. — Class A	713	0.91%	(1,921)
Booking Holdings, Inc.	13	0.68%	(2,717)
Yelp, Inc. — Class A	307	0.23%	(3,285)
Omnicom Group, Inc.	462	0.82%	(5,733)
AT&T, Inc.	1,071	1.06%	(7,394)
Total Communications			(9,086)
Utilities
CenterPoint Energy, Inc.	504	0.31%	(26)
OGE Energy Corp.	412	0.41%	(359)
Southwest Gas Holdings, Inc.	107	0.24%	(629)
Ameren Corp.	220	0.51%	(1,082)
National Fuel Gas Co.	396	0.54%	(1,175)
NorthWestern Corp.	186	0.33%	(1,381)
IDACORP, Inc.	219	0.63%	(1,514)
Avista Corp.	208	0.25%	(1,628)
FirstEnergy Corp.	437	0.55%	(1,704)
Evergy, Inc.	426	0.83%	(1,775)
NRG Energy, Inc.	420	0.45%	(1,868)
ONE Gas, Inc.	286	0.72%	(2,004)
NiSource, Inc.	738	0.55%	(2,053)
Pinnacle West Capital Corp.	376	0.90%	(2,226)
Southern Co.	545	0.92%	(2,290)
Consolidated Edison, Inc.	425	1.00%	(4,513)
Public Service Enterprise Group, Inc.	590	0.95%	(4,996)
PPL Corp.	1,127	0.95%	(5,210)
Portland General Electric Co.	515	0.70%	(5,464)
Exelon Corp.	923	1.10%	(7,039)
Total Utilities			(48,936)
Energy
Chevron Corp.	78	0.23%	(2,408)
Exxon Mobil Corp.	173	0.25%	(3,934)
Total Energy			(6,342)
Total GS Equity Long Custom Basket			$(75,818)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Basic Materials
PPG Industries, Inc.	2,154	(1.70)%	$15,166
DuPont de Nemours, Inc.	1,272	(0.51)%	4,475
Nucor Corp.	1,307	(0.41)%	3,204
Balchem Corp.	2,096	(1.50)%	2,644
Royal Gold, Inc.	476	(0.45)%	(802)
Linde plc	1,350	(2.16)%	(7,677)
Ashland Global Holdings, Inc.	3,467	(1.81)%	(10,590)
Air Products & Chemicals, Inc.	1,173	(2.14)%	(12,188)
RPM International, Inc.	2,687	(1.52)%	(15,903)
Albemarle Corp.	1,154	(0.67)%	(18,776)
Ecolab, Inc.	926	(1.39)%	(21,428)
Freeport-McMoRan, Inc.	8,642	(0.75)%	(22,429)
Newmont Corp.	2,565	(1.19)%	(32,183)
Quaker Chemical Corp.	1,059	(1.48)%	(53,832)
Total Basic Materials			(170,319)
Financial
Realty Income Corp.	2,902	(1.30)%	36,689
UDR, Inc.	3,407	(0.96)%	33,928
Ameris Bancorp	3,196	(0.57)%	33,542
People's United Financial, Inc.	6,445	(0.56)%	31,034
Alleghany Corp.	391	(1.44)%	30,828
Markel Corp.	244	(1.70)%	28,604
Valley National Bancorp	20,336	(1.20)%	22,851
First Midwest Bancorp, Inc.	9,555	(0.96)%	19,895
Acadia Realty Trust	7,004	(0.69)%	18,482
Old National Bancorp	5,208	(0.54)%	16,056
Kilroy Realty Corp.	2,281	(1.01)%	15,993
JBG SMITH Properties	3,878	(0.86)%	14,236
First Financial Bankshares, Inc.	3,450	(0.75)%	13,740
Glacier Bancorp, Inc.	1,775	(0.47)%	9,840
Loews Corp.	2,337	(0.60)%	9,735
Fulton Financial Corp.	10,261	(0.81)%	9,617
TFS Financial Corp.	4,875	(0.53)%	9,351
Healthcare Realty Trust, Inc.	5,233	(1.16)%	8,466
Global Net Lease, Inc.	5,103	(0.64)%	7,109
Prologis, Inc.	1,495	(1.05)%	6,906
Southside Bancshares, Inc.	3,216	(0.67)%	6,223
RLI Corp.	936	(0.58)%	5,799
Brookline Bancorp, Inc.	12,108	(0.92)%	5,498
Medical Properties Trust, Inc.	6,874	(0.97)%	4,562
New York Community Bancorp, Inc.	5,231	(0.40)%	916
EastGroup Properties, Inc.	884	(0.79)%	(70)
Easterly Government Properties, Inc.	5,177	(0.90)%	(1,070)
Agree Realty Corp.	3,508	(1.74)%	(1,845)
American Assets Trust, Inc.	2,187	(0.46)%	(2,351)
CyrusOne, Inc.	781	(0.43)%	(3,676)
Northfield Bancorp, Inc.	4,130	(0.36)%	(4,027)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,879	(0.62)%	(4,965)
Rexford Industrial Realty, Inc.	5,233	(1.63)%	(6,506)
James River Group Holdings Ltd.	1,941	(0.66)%	(6,514)
Healthcare Trust of America, Inc. — Class A	4,331	(0.87)%	(7,578)
American Tower Corp. — Class A	221	(0.43)%	(7,692)
STAG Industrial, Inc.	2,423	(0.54)%	(7,957)
Sun Communities, Inc.	1,127	(1.15)%	(7,972)
BOK Financial Corp.	904	(0.38)%	(8,669)
Alexandria Real Estate Equities, Inc.	1,253	(1.53)%	(9,689)
Crown Castle International Corp.	338	(0.43)%	(10,283)
SBA Communications Corp.	194	(0.44)%	(13,800)
Terreno Realty Corp.	2,745	(1.09)%	(14,943)
Equinix, Inc.	86	(0.46)%	(15,838)
Flagstar Bancorp, Inc.	2,243	(0.50)%	(18,129)
Americold Realty Trust	3,479	(0.95)%	(21,882)
QTS Realty Trust, Inc. — Class A	2,257	(1.09)%	(23,412)
Total Financial			201,032
Communications
Liberty Broadband Corp. — Class C	1,301	(1.22)%	12,139
Zendesk, Inc.	461	(0.31)%	(7,243)
FactSet Research Systems, Inc.	195	(0.48)%	(7,392)
Anaplan, Inc.	1,267	(0.43)%	(8,266)
Okta, Inc.	210	(0.32)%	(11,462)
Q2 Holdings, Inc.	1,391	(0.90)%	(12,798)
Total Communications			(35,022)
Industrial
L3Harris Technologies, Inc.	445	(0.57)%	14,341
Tetra Tech, Inc.	1,890	(1.13)%	10,234
Eagle Materials, Inc.	1,882	(1.00)%	8,202
TransDigm Group, Inc.	300	(1.00)%	7,530
Sonoco Products Co.	1,341	(0.53)%	4,961
Louisiana-Pacific Corp.	5,362	(1.04)%	4,067
Ball Corp.	1,906	(1.00)%	2,163
Silgan Holdings, Inc.	2,843	(0.69)%	1,603
Crown Holdings, Inc.	960	(0.47)%	(2,321)
Vulcan Materials Co.	951	(0.83)%	(3,946)
Exponent, Inc.	754	(0.46)%	(4,009)
AptarGroup, Inc.	859	(0.73)%	(4,386)
Martin Marietta Materials, Inc.	656	(1.02)%	(4,636)
GATX Corp.	1,036	(0.48)%	(4,804)
ESCO Technologies, Inc.	862	(0.55)%	(6,935)
Casella Waste Systems, Inc. — Class A	2,311	(0.91)%	(11,466)
Amcor plc	9,419	(0.72)%	(14,577)
Worthington Industries, Inc.	1,713	(0.48)%	(21,771)
Total Industrial			(25,750)
Energy
ONEOK, Inc.	1,757	(0.44)%	20,111
Phillips 66	905	(0.49)%	12,702
Kinder Morgan, Inc.	4,498	(0.51)%	10,151
Delek US Holdings, Inc.	2,773	(0.36)%	8,795
Williams Companies, Inc.	3,138	(0.45)%	5,481
Pioneer Natural Resources Co.	554	(0.41)%	5,193
Concho Resources, Inc.	1,179	(0.46)%	(1,328)
National Oilwell Varco, Inc.	8,769	(0.81)%	(7,123)
Baker Hughes Co.	3,189	(0.37)%	(8,456)
Noble Energy, Inc.	4,857	(0.33)%	(10,779)
Schlumberger Ltd.	3,454	(0.48)%	(11,591)
Halliburton Co.	3,784	(0.37)%	(21,392)
Total Energy			1,764
Consumer, Non-cyclical
Hormel Foods Corp.	1,220	(0.44)%	1,184
McCormick & Company, Inc.	229	(0.31)%	(1,821)
Avery Dennison Corp.	909	(0.78)%	(5,110)
Seattle Genetics, Inc.	257	(0.33)%	(8,944)
Equifax, Inc.	446	(0.58)%	(10,686)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Verisk Analytics, Inc. — Class A	887	(1.14)%	$(13,031)
Global Payments, Inc.	819	(1.05)%	(15,198)
PayPal Holdings, Inc.	372	(0.49)%	(21,362)
Paylocity Holding Corp.	428	(0.47)%	(21,405)
Avalara, Inc.	576	(0.58)%	(28,530)
Total Consumer, Non-cyclical			(124,903)
Consumer, Cyclical
Copart, Inc.	660	(0.41)%	7,843
Scotts Miracle-Gro Co. — Class A	597	(0.61)%	(7,557)
Total Consumer, Cyclical			286
Technology
Fiserv, Inc.	2,399	(1.77)%	6,055
Parsons Corp.	3,274	(0.89)%	949
Tyler Technologies, Inc.	110	(0.29)%	(565)
RealPage, Inc.	576	(0.28)%	(637)
Appfolio, Inc. — Class A	238	(0.29)%	(3,841)
HubSpot, Inc.	185	(0.31)%	(7,768)
Autodesk, Inc.	167	(0.30)%	(7,874)
Smartsheet, Inc. — Class A	1,273	(0.49)%	(9,048)
Fidelity National Information Services, Inc.	2,057	(2.08)%	(11,655)
salesforce.com, Inc.	446	(0.63)%	(11,964)
Coupa Software, Inc.	172	(0.36)%	(11,978)
Zscaler, Inc.	374	(0.31)%	(12,514)
Veeva Systems, Inc. — Class A	270	(0.48)%	(14,109)
Envestnet, Inc.	1,105	(0.61)%	(16,224)
Alteryx, Inc. — Class A	412	(0.51)%	(17,780)
Twilio, Inc. — Class A	198	(0.33)%	(20,100)
Workiva, Inc.	1,366	(0.55)%	(21,070)
Total Technology			(160,123)
Utilities
American States Water Co.	990	(0.59)%	13,796
California Water Service Group	2,623	(0.94)%	11,297
WEC Energy Group, Inc.	647	(0.43)%	3,461
American Water Works Company, Inc.	600	(0.58)%	1,623
NextEra Energy, Inc.	317	(0.57)%	730
Total Utilities			30,907
Total GS Equity Short Custom Basket			$(282,128)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at June 30, 2020.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$37,351,145	$—	$—	$37,351,145
Money Market Fund	1,887,951	—	—	1,887,951
Total Assets	$39,239,096	$—	$—	$39,239,096

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$748,757	$—	$748,757

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 98.9%
Consumer, Non-cyclical - 26.3%
Johnson & Johnson	29,996	$4,218,337
Amgen, Inc.	14,814	3,494,030
AbbVie, Inc.	33,981	3,336,255
Gilead Sciences, Inc.	38,657	2,974,270
Procter & Gamble Co.	22,444	2,683,629
Eli Lilly & Co.	14,978	2,459,088
PepsiCo, Inc.	16,801	2,222,100
Kimberly-Clark Corp.	14,569	2,059,328
Pfizer, Inc.	58,147	1,901,407
Becton Dickinson and Co.	7,003	1,675,608
Stryker Corp.	9,033	1,627,656
Bristol-Myers Squibb Co.	26,441	1,554,731
Abbott Laboratories	16,313	1,491,498
Vertex Pharmaceuticals, Inc.*	5,045	1,464,614
Colgate-Palmolive Co.	18,982	1,390,621
Regeneron Pharmaceuticals, Inc.*	2,144	1,337,106
Intuitive Surgical, Inc.*	2,315	1,319,156
S&P Global, Inc.	3,787	1,247,741
Zoetis, Inc.	8,851	1,212,941
Illumina, Inc.*	3,033	1,123,271
Cigna Corp.	5,713	1,072,044
Clorox Co.	4,711	1,033,452
Hershey Co.	7,183	931,061
Humana, Inc.	2,256	874,764
JM Smucker Co.	8,100	857,061
Masimo Corp.*	3,745	853,823
Molson Coors Beverage Co. — Class B	24,836	853,365
Hormel Foods Corp.	17,541	846,704
Coca-Cola Co.	18,563	829,395
Merck & Company, Inc.	9,857	762,242
Biogen, Inc.*	2,726	729,341
Edwards Lifesciences Corp.*	7,089	489,921
Quest Diagnostics, Inc.	4,216	480,455
Campbell Soup Co.	6,406	317,930
Kellogg Co.	4,801	317,154
Moody's Corp.	917	251,927
McCormick & Company, Inc.	1,127	202,195
Automatic Data Processing, Inc.	1,072	159,610
Total Consumer, Non-cyclical		52,655,831
Technology - 23.2%
Microsoft Corp.	53,829	10,954,740
Apple, Inc.	22,853	8,336,775
NVIDIA Corp.	6,379	2,423,446
salesforce.com, Inc.*	12,599	2,360,171
Texas Instruments, Inc.	17,844	2,265,653
Intel Corp.	32,236	1,928,680
Adobe, Inc.*	4,029	1,753,864
Intuit, Inc.	4,905	1,452,812
Cerner Corp.	21,158	1,450,381
Oracle Corp.	22,837	1,262,201
Lam Research Corp.	3,876	1,253,731
Cognizant Technology Solutions Corp. — Class A	20,493	1,164,412
Advanced Micro Devices, Inc.*	21,050	1,107,440
Applied Materials, Inc.	18,269	1,104,361
Paychex, Inc.	13,966	1,057,924
Jack Henry & Associates, Inc.	5,554	1,022,102
QUALCOMM, Inc.	10,979	1,001,395
Take-Two Interactive Software, Inc.*	6,227	869,102
NetApp, Inc.	16,512	732,638
Dell Technologies, Inc. — Class C*	12,848	705,869
Micron Technology, Inc.*	11,396	587,122
Electronic Arts, Inc.*	3,233	426,918
Accenture plc — Class A	1,963	421,495
KLA Corp.	2,071	402,768
Citrix Systems, Inc.	1,726	255,293
Tyler Technologies, Inc.*	589	204,312
Total Technology		46,505,605
Communications - 18.6%
Amazon.com, Inc.*	3,537	9,757,946
Alphabet, Inc. — Class A*	3,394	4,812,862
Verizon Communications, Inc.	81,397	4,487,416
AT&T, Inc.	125,112	3,782,136
Facebook, Inc. — Class A*	12,028	2,731,198
Comcast Corp. — Class A	46,240	1,802,435
Cisco Systems, Inc.	35,559	1,658,472
Motorola Solutions, Inc.	9,213	1,291,018
Juniper Networks, Inc.	50,515	1,154,773
Omnicom Group, Inc.	19,424	1,060,550
Booking Holdings, Inc.*	581	925,150
eBay, Inc.	16,291	854,463
FactSet Research Systems, Inc.	2,183	717,050
F5 Networks, Inc.*	3,657	510,078
Arista Networks, Inc.*	2,190	459,966
Discovery, Inc. — Class A*	20,992	442,931
Sirius XM Holdings, Inc.	61,535	361,211
Netflix, Inc.*	786	357,661
Walt Disney Co.	1,626	181,315
Total Communications		37,348,631
Financial - 9.0%
Visa, Inc. — Class A	18,871	3,645,311
Mastercard, Inc. — Class A	11,103	3,283,157
Bank of America Corp.	89,134	2,116,933
CME Group, Inc. — Class A	7,092	1,152,734
T. Rowe Price Group, Inc.	7,986	986,271
Allstate Corp.	9,934	963,499
Travelers Companies, Inc.	8,222	937,719
Ventas, Inc. REIT	21,150	774,513
Extra Space Storage, Inc. REIT	6,833	631,164
Citigroup, Inc.	11,520	588,672
Marsh & McLennan Companies, Inc.	4,863	522,140
Aflac, Inc.	14,119	508,707
JPMorgan Chase & Co.	5,232	492,122
Hartford Financial Services Group, Inc.	10,396	400,766
Arthur J Gallagher & Co.	4,023	392,202
Progressive Corp.	4,780	382,926
Intercontinental Exchange, Inc.	2,253	206,375
Wells Fargo & Co.	7,129	182,502
Total Financial		18,167,713
Industrial - 8.2%
3M Co.	17,011	2,653,546
Honeywell International, Inc.	16,824	2,432,582
Caterpillar, Inc.	12,758	1,613,887
Union Pacific Corp.	8,425	1,424,415
Gentex Corp.	43,508	1,121,201

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Industrial - 8.2% (continued)
CSX Corp.	14,241	$993,167
Owens Corning	16,868	940,560
Ingersoll Rand, Inc.*	31,590	888,311
Agilent Technologies, Inc.	8,167	721,718
Waters Corp.*	3,890	701,756
Waste Management, Inc.	6,472	685,449
United Parcel Service, Inc. — Class B	5,726	636,617
Expeditors International of Washington, Inc.	8,178	621,855
Deere & Co.	3,878	609,427
Jabil, Inc.	15,043	482,580
Total Industrial		16,527,071
Consumer, Cyclical - 7.4%
Home Depot, Inc.	11,198	2,805,211
Cummins, Inc.	9,113	1,578,919
Lowe's Companies, Inc.	9,443	1,275,938
Costco Wholesale Corp.	3,927	1,190,706
Pool Corp.	4,274	1,161,972
General Motors Co.	40,454	1,023,486
Allison Transmission Holdings, Inc.	26,016	956,868
Best Buy Company, Inc.	9,675	844,337
Southwest Airlines Co.	24,553	839,222
AutoZone, Inc.*	716	807,734
Whirlpool Corp.	5,577	722,389
PulteGroup, Inc.	18,405	626,322
PVH Corp.	8,886	426,972
Tiffany & Co.	2,585	315,215
Hasbro, Inc.	3,017	226,124
Total Consumer, Cyclical		14,801,415
Utilities - 4.7%
NextEra Energy, Inc.	9,182	2,205,241
Consolidated Edison, Inc.	29,699	2,136,249
Exelon Corp.	46,769	1,697,247
Duke Energy Corp.	12,645	1,010,209
Entergy Corp.	8,014	751,793
DTE Energy Co.	5,312	571,040
WEC Energy Group, Inc.	6,081	533,000
CMS Energy Corp.	7,707	450,243
Total Utilities		9,355,022
Energy - 1.3%
Chevron Corp.	10,407	928,617
ONEOK, Inc.	15,390	511,256
Marathon Petroleum Corp.	7,936	296,648
EOG Resources, Inc.	5,592	283,291
ConocoPhillips	6,677	280,567
Phillips 66	3,675	264,232
Total Energy		2,564,611
Basic Materials - 0.2%
Air Products & Chemicals, Inc.	1,964	474,228
Total Common Stocks
(Cost $179,086,280)		198,400,127

EXCHANGE-TRADED FUNDS† - 0.8%
SPDR S&P 500 ETF Trust	5,250	1,618,890
Total Exchange-Traded Funds
(Cost $1,473,335)		1,618,890

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[1]	706,955	706,955
Total Money Market Fund
(Cost $706,955)		706,955
Total Investments - 100.1%
(Cost $181,266,570)		$200,725,972
Other Assets & Liabilities, net - (0.1)%		(269,892)
Total Net Assets - 100.0%		$200,456,080

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$198,400,127	$—	$—	$198,400,127
Exchange-Traded Funds	1,618,890	—	—	1,618,890
Money Market Fund	706,955	—	—	706,955
Total Assets	$200,725,972	$—	$—	$200,725,972

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MUTUAL FUNDS† - 87.3%
Guggenheim Investment Grade Bond Fund — Institutional Class[1]	101,887	$2,048,950
Guggenheim Floating Rate Strategies Fund — R6-Class[1]	35,156	814,908
Guggenheim High Yield Fund — R6-Class[1]	80,396	804,767
Guggenheim RBP Dividend Fund — Institutional Class[1]	62,468	622,178
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	20,890	609,979
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	37,572	372,710
Guggenheim World Equity Income Fund — Institutional Class[1]	22,455	317,742
Total Mutual Funds
(Cost $5,503,978)		5,591,234

CLOSED-END FUNDS† - 10.2%
John Hancock Premium Dividend Fund	1,750	23,275
AllianzGI Diversified Income & Convertible Fund	1,000	23,050
Neuberger Berman High Yield Strategies Fund, Inc.	2,113	21,870
Western Asset High Income Fund II, Inc.	3,448	21,377
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,470	20,756
Calamos Convertible Opportunities and Income Fund	1,944	20,684
Western Asset Premier Bond Fund	1,529	20,076
John Hancock Investors Trust	1,278	19,822
Eaton Vance Tax-Managed Buy-Write Income Fund	1,400	19,516
Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,340	19,135
Apollo Tactical Income Fund, Inc.	1,535	19,065
Tekla Life Sciences Investors	1,050	18,858
Eaton Vance Enhanced Equity Income Fund II	1,058	18,631
Eaton Vance Tax-Advantaged Dividend Income Fund	962	18,509
BlackRock Enhanced Equity Dividend Trust	2,500	18,350
BlackRock Corporate High Yield Fund, Inc.	1,792	18,225
John Hancock Income Securities Trust	1,250	18,050
Cohen & Steers REIT and Preferred and Income Fund, Inc.	940	17,973
Ares Dynamic Credit Allocation Fund, Inc.	1,500	17,895
Cohen & Steers Infrastructure Fund, Inc.	800	17,640
Brookfield Real Assets Income Fund, Inc.	1,040	17,326
DoubleLine Income Solutions Fund	1,123	17,260
PIMCO Dynamic Income Fund	695	17,180
Pioneer High Income Trust	2,284	16,993
Eaton Vance Limited Duration Income Fund	1,500	16,905
BlackRock Limited Duration Income Trust	1,200	16,716
PGIM High Yield Bond Fund, Inc.	1,242	16,432
Western Asset Emerging Markets Debt Fund, Inc.	1,330	16,386
Voya Global Advantage and Premium Opportunity Fund	1,999	16,372
Blackstone / GSO Strategic Credit Fund	1,419	16,205
Western Asset Global Corporate Defined Opportunity Fund, Inc.	983	16,101
BlackRock Credit Allocation Income Trust	1,205	15,906
KKR Income Opportunities Fund	1,266	15,597
Western Asset Global High Income Fund, Inc.	1,650	15,263
Ivy High Income Opportunities Fund	1,308	14,702
Apollo Senior Floating Rate Fund, Inc.	1,074	13,350
Total Closed-End Funds
(Cost $656,540)		651,451

MONEY MARKET FUND† - 0.8%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.06%[2]	50,674	50,674
Total Money Market Fund
(Cost $50,674)		50,674
Total Investments - 98.3%
(Cost $6,211,192)		$6,293,359
Other Assets & Liabilities, net - 1.7%		108,632
Total Net Assets - 100.0%		$6,401,991

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	7	Sep 2020	$1,079,488	$175

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$5,591,234	$—	$—	$5,591,234
Closed-End Funds	651,451	—	—	651,451
Money Market Fund	50,674	—	—	50,674
Equity Futures Contracts**	175	—	—	175
Total Assets	$6,293,534	$—	$—	$6,293,534

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund — R6-Class	$1,282,310	$38,119	$(400,994)	$(43,696)	$(60,831)	$814,908	35,156	$38,119	$–
Guggenheim High Yield Fund — R6-Class	1,545,504	59,972	(695,000)	(23,046)	(82,663)	804,767	80,396	59,976	–
Guggenheim Investment Grade Bond Fund — Institutional Class	1,545,121	796,427	(385,000)	(1,722)	94,124	2,048,950	101,887	27,442	–
Guggenheim Limited Duration Fund — R6-Class	766,309	7,527	(763,442)	(6,713)	(3,681)	–	–	7,527	–
Guggenheim RBP Dividend Fund — Institutional Class	–	872,582	(184,993)	(51,111)	(14,300)	622,178	62,468	13,768	–
Guggenheim Risk Managed Real Estate Fund — Institutional Class	762,161	80,429	(124,974)	(2,512)	(105,125)	609,979	20,890	11,920	28,509
Guggenheim Ultra Short Duration Fund — Institutional Class	–	1,019,630	(651,915)	(431)	5,426	372,710	37,572	1,437	–
Guggenheim World Equity Income Fund — Institutional Class	367,036	86,657	(123,989)	(4,202)	(7,760)	317,742	22,455	5,658	1,000
	$6,268,441	$2,961,343	$(3,330,307)	$(133,433)	$(174,810)	$5,591,234		$165,847	$29,509

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares		Value
COMMON STOCKS††† - 0.2%
Consumer, Non-cyclical - 0.2%
Chef Holdings, Inc.*,1	14,334		$1,217,673
Targus Group International, Inc.*,1,2	12,773		26,110
Total Consumer, Non-cyclical			1,243,783
Industrial - 0.0%
API Heat Transfer Parent LLC*,1	2,902,566		182,032
BP Holdco LLC*,1,2	244,278		71,236
Vector Phoenix Holdings, LP*,1	244,278		20,442
Total Industrial			273,710
Total Common Stocks
(Cost $3,337,770)			1,517,493

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*,1	618		311,298
Total Preferred Stocks
(Cost $493,920)			311,298

EXCHANGE-TRADED FUNDS† - 5.2%
Invesco Senior Loan ETF	1,845,000		39,390,750
Total Exchange-Traded Funds
(Cost $39,279,133)			39,390,750

MONEY MARKET FUND† - 3.0%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.07%[3]	22,421,918		22,421,918
Total Money Market Fund
(Cost $22,421,918)			22,421,918

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,7 - 83.5%
Consumer, Cyclical - 17.9%
American Tire Distributors, Inc.
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	18,984,144		12,353,172
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	2,017,146		1,832,234
Argo Merchants
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 12/06/24†††	10,488,715		9,964,279
Navistar Inc.
3.70% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	9,974,490		9,421,704
Zephyr Bidco Ltd.
4.35% (1 Month GBP LIBOR + 4.25%, Rate Floor: 4.25%) due 07/23/25	GBP	5,265,000	6,125,505
7.60% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26†††	GBP	2,842,917	3,020,707
At Home Holding III Corp.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	11,875,000		8,312,500
Power Solutions (Panther)
3.68% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	8,064,063		7,660,859
Life Time Fitness, Inc.
3.75% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 06/10/22	8,613,222		7,606,595
AMC Entertainment, Inc.
4.08% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/22/26	10,220,625		7,390,841
IBC Capital Ltd.
4.06% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	7,238,418		6,894,593
EG Finco Ltd.
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	EUR	5,381,079	5,650,526
5.07% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	781,582		732,084
Equinox Holdings, Inc.
4.07% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/08/24	7,325,847		5,618,631
Nellson Nutraceutical
5.25% (3 Month USD LIBOR + 4.25% and Commercial Prime Lending Rate + 3.25%, Rate Floor: 5.25%) due 12/23/21	5,619,836		4,889,257
Midas Intermediate Holdco II LLC
3.75% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	5,131,856		4,612,255
Titan US Finco Llc
4.31% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/01/26	4,691,945		4,433,888
Packers Sanitation Services, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/04/24	4,518,173		4,317,114
Party City Holdings, Inc.
4.07% (1 Month USD LIBOR + 2.50% and 3 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 08/19/22	8,949,771		4,225,008

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 83.5% (continued)
Consumer, Cyclical - 17.9% (continued)
Mavis Tire Express Services Corp.
3.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	4,264,801		$3,825,015
Amaya Holdings BV
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/10/25	EUR	3,043,089	3,405,407
Playtika Holding Corp.
7.07% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	3,144,375		3,136,514
American Express GBT
due 02/26/27	2,857,301		2,571,571
Crown Finance US, Inc.
3.32% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/28/25	3,391,198		2,538,617
Burlington Stores, Inc.
1.94% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/17/24	2,000,000		1,907,500
Alexander Mann
5.73% (3 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	1,540,000	1,472,926
Belk, Inc.
7.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	3,191,554		1,124,225
SHO Holding I Corp.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/27/22†††	569,057		369,887
Total Consumer, Cyclical			135,413,414
Industrial - 15.6%
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	11,562,812		10,642,644
Titan Acquisition Ltd. (Husky)
3.36% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	9,933,586		9,060,722
VC GB Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††	9,511,321		8,988,198
American Bath Group LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 09/29/23	8,112,389		7,879,157
Berry Global, Inc.
2.18% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/01/26	7,970,995		7,602,336
BWAY Holding Co.
4.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	7,815,424		6,998,087
USIC Holding, Inc.
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/08/23	6,909,241		6,572,416
Hanjin International Corp.
2.68% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 10/19/20	7,250,000		6,561,250
Altra Industrial Motion Corp.
2.18% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/01/25	6,876,526		6,532,699
Mileage Plus Holdings LLC
due 07/02/27	5,700,000		5,654,856
Duran Group Holding GMBH
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/29/24†††,1	EUR	3,928,562	4,139,253
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 12/20/24†††,1	EUR	1,324,721	1,395,766
Hayward Industries, Inc.
3.68% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	5,705,217		5,477,008
Consolidated Container Co. LLC
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/22/24	5,473,692		5,324,862
Hillman Group, Inc.
5.07% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	4,856,408		4,540,742
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	4,674,600		4,269,452
Charter Nex US, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/16/24	3,873,967		3,699,096
Corialis Group Ltd.
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/29/24	EUR	3,075,000	3,278,018

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 83.5% (continued)
Industrial - 15.6% (continued)
API Heat Transfer
12.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 12.00%) due 01/01/24†††,1,9	2,781,516		$2,482,503
12.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 12.00%) due 10/02/23†††,1,9	493,890		449,440
TransDigm, Inc.
2.43% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	2,959,746		2,650,838
Vertical (TK Elevator)
due 07/01/27	1,900,000		1,862,000
YAK MAT (YAK ACCESS LLC)
10.30% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	2,550,000		1,785,000
Total Industrial			117,846,343
Communications - 13.2%
GTT Communications BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/30/25	EUR	10,853,377	10,780,793
Ziggo Financing Partnership
2.68% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	11,235,000		10,577,303
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	12,206,428		9,789,555
CSC Holdings, LLC
2.43% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	9,948,718		9,389,103
McGraw-Hill Global Education Holdings LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	10,199,613		8,577,875
Market Track LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24†††	9,469,125		8,048,756
ProQuest, LLC
3.68% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/23/26	7,363,000		7,098,374
Virgin Media Bristol LLC
2.68% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	6,116,233		5,827,241
Authentic Brands
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	5,624,933		5,241,031
SFR Group S.A.
3.87% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 01/31/26	3,414,908		3,267,077
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/25	1,671,127		1,579,148
GTT Communications, Inc.
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	6,174,000		4,525,048
Zayo Group Holdings, Inc.
3.18% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	4,738,125		4,486,625
Xplornet Communications Inc.
4.93% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	4,000,000		3,810,000
T-Mobile USA, Inc.
3.18% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/01/27	3,712,167		3,704,149
Level 3 Financing, Inc.
1.98% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	3,339,546		3,152,297
Total Communications			99,854,375
Consumer, Non-cyclical - 12.4%
AI Aqua Zip Bidco Pty Ltd.
4.32% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	8,151,648		7,815,393
4.32% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23†††	5,984,655		5,715,345
Diamond (BC) BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 09/06/24	EUR	6,882,704	7,175,124
3.76% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	3,979,592		3,647,972
Cidron New Bidco Ltd.
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 04/16/25	EUR	8,125,000	8,481,616
Immucor, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 06/15/21	7,996,574		7,676,711
Dole Food Company, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/06/24	6,942,718		6,734,436
Froneri US, Inc.
2.43% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	6,900,000		6,473,097

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 83.5% (continued)
Consumer, Non-cyclical - 12.4% (continued)
US Foods, Inc.
1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/27/23	5,968,912		$5,596,929
Springs Window Fashions
5.32% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	4,357,997		4,052,937
9.57% (3 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,350,000		1,127,250
IQVIA Holdings, Inc.
2.06% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/11/25	4,891,918		4,733,958
Recess Holdings, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	5,637,109		4,584,830
Endo Luxembourg Finance Co.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	3,979,487		3,750,667
Grifols Worldwide Operations USA, Inc.
2.11% (1 Week USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	3,554,770		3,416,596
Sigma Holding BV (Flora Food)
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	3,000,000	3,210,239
CTI Foods Holding Co. LLC
8.77% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) (in-kind rate was 3.00%) due 05/03/24†††,1,9	1,899,895		1,804,901
10.77% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) (in-kind rate was 6.00%) due 05/03/24†††,1,9	530,440		488,004
Elanco Animal Health, Inc.
due 02/04/27	2,350,000		2,236,425
Arctic Glacier Group Holdings, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,272,564		1,897,591
BCPE Eagle Buyer LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	2,090,578		1,843,200
Valeant Pharmaceuticals International, Inc.
3.19% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/02/25	1,742,680		1,691,062
Total Consumer, Non-cyclical			94,154,283
Technology - 10.8%
Planview, Inc.
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	15,480,000		15,413,788
Seattle SpinCo, Inc.
2.68% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/21/24	9,047,729		8,414,388
Cologix Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/20/24	8,578,759		8,210,559
EIG Investors Corp.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	7,180,026		6,916,734
Park Place Technologies LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/28/25	6,699,088		6,389,255
9.00% (3 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 03/30/26†††	408,434		379,843
Cvent, Inc.
3.93% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/29/24	7,511,332		6,419,034
Micron Technology, Inc.
2.18% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/29/25	5,131,982		4,941,124
WEX, Inc.
2.43% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/15/26	4,640,011		4,434,505
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	4,747,542		4,139,002
Aspect Software, Inc.
6.00% (2 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	4,479,150		3,919,256
II-VI, Inc.
3.61% (1 Week USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/24/26	3,920,375		3,802,764

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 83.5% (continued)
Technology - 10.8% (continued)
Brave Parent Holdings, Inc.
4.18% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	3,192,982	$3,073,246
Sabre GLBL, Inc.
2.18% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	2,309,931	2,108,228
EXC Holdings III Corp.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	1,974,375	1,921,718
Miami Escrow Borrower LLC
2.68% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/21/24	1,339,760	1,245,977
Total Technology		81,729,421
Financial - 6.2%
USI, Inc.
3.31% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	8,092,671	7,663,759
Aretec Group, Inc.
4.43% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	7,732,250	7,075,009
Alliant Holdings Intermediate LLC
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/09/25	7,375,880	6,975,296
AmWINS Group, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 01/25/24	6,963,853	6,752,778
HarbourVest Partners, LP
2.57% (2 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/03/25	6,512,162	6,238,130
NFP Corp.
3.43% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	5,130,504	4,771,369
Jefferies Finance LLC
3.19% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/03/26	4,653,000	4,386,895
Citadel Securities, LP
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/27/26	2,039,750	1,980,250
Nexus Buyer LLC
3.93% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	1,014,900	992,065
Total Financial		46,835,551
Basic Materials - 6.0%
PQ Corp.
2.43% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/08/27	8,328,399	8,009,171
LTI Holdings, Inc.
3.68% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	8,989,875	7,615,683
Messer Industries USA, Inc.
2.81% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26	7,245,501	6,892,283
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	6,315,824	6,136,896
Arch Coal, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 03/07/24	6,647,043	5,583,517
Alpha 3 BV
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/31/24	4,971,344	4,776,219
Illuminate Buyer LLC
due 06/15/27	3,600,000	3,540,600
HB Fuller Co.
2.19% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/21/24	3,420,599	3,295,645
Total Basic Materials		45,850,014
Energy - 0.9%
Penn Virginia Holding Corp.
8.00% (1 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 09/29/22†††	10,890,000	6,534,000
Permian Production Partners LLC
due 05/20/24†††,4	8,360,000	418,000

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 83.5% (continued)
Energy - 0.9% (continued)
Summit Midstream Partners, LP
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	463,808		$103,893
Total Energy			7,055,893
Utilities - 0.5%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	3,990,000		3,898,549
Total Senior Floating Rate Interests
(Cost $713,179,160)			632,637,843

CORPORATE BONDS†† - 3.8%
Consumer, Non-cyclical - 1.3%
Nathan's Famous, Inc.
6.63% due 11/01/25[5]	4,275,000		4,307,062
ServiceMaster Co. LLC
5.13% due 11/15/24[5]	4,000,000		4,055,000
HCA, Inc.
4.50% due 02/15/27	1,500,000		1,672,456
Total Consumer, Non-cyclical			10,034,518
Energy - 1.1%
Sabine Pass Liquefaction LLC
5.63% due 04/15/23	4,200,000		4,593,408
CNX Resources Corp.
5.88% due 04/15/22	2,236,000		2,206,597
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[5]	1,268,000		1,153,880
Unit Corp.
due 05/15/21[4]	3,166,000		418,640
Total Energy			8,372,525
Communications - 0.6%
Ziggo BV
5.50% due 01/15/27[5]	4,550,000		4,607,148
Utilities - 0.4%
AES Corp.
6.00% due 05/15/26	2,000,000		2,077,500
5.50% due 04/15/25	1,059,000		1,086,852
Total Utilities			3,164,352
Technology - 0.1%
NCR Corp.
6.38% due 12/15/23	800,000		813,000
Industrial - 0.1%
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[5]	750,000		746,250
Consumer, Cyclical - 0.1%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[5]	630,000		635,840
Financial - 0.1%
Lincoln Financing SARL
3.88% due 04/01/24	EUR	350,000	361,802
Basic Materials - 0.0%
Mirabela Nickel Ltd.
due 06/24/19[4,6]	1,279,819		63,991
Total Corporate Bonds
(Cost $32,025,954)			28,799,426

ASSET-BACKED SECURITIES†† - 2.6%
Collateralized Loan Obligations - 2.6%
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.75% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[5,7]	5,000,000		4,731,788
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,8]	5,471,555		4,133,365
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[8]	4,212,176		2,835,180
Jamestown CLO V Ltd.
2014-5A, 6.24% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 01/17/27[5,7]	4,000,000		2,163,807
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,8]	3,000,000		1,995,070
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.39% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[5,7]	1,404,463		1,397,421
ACIS CLO Ltd.
2015-6A, 4.06% (3 Month USD LIBOR + 3.37%, Rate Floor: 0.00%) due 05/01/27[5,7]	1,000,000		979,573
Newstar Commercial Loan Funding LLC
2017-1A, 3.81% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[5,7]	1,000,000		977,377

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 2.6% (continued)
Collateralized Loan Obligations - 2.6% (continued)
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[5,8]	2,071,948	$611,871
Total Collateralized Loan Obligations		19,825,452
Transport-Aircraft - 0.0%
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,4,6	896,492	90
Total Asset-Backed Securities
(Cost $25,760,327)		19,825,542

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 2.3%
Residential Mortgage Backed Securities - 2.3%
RALI Series Trust
2006-QO6, 0.37% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[7]	12,118,482	4,178,030
2006-QO2, 0.41% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[7]	481,920	135,699
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 2.31% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47[7]	3,430,856	2,860,317
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.34% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[7]	2,468,331	2,111,430
American Home Mortgage Assets Trust
2006-4, 0.40% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 10/25/46[7]	3,238,310	2,033,952
Lehman XS Trust Series
2006-16N, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 11/25/46[7]	1,845,228	1,622,381
Nomura Resecuritization Trust
2015-4R, 2.28% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[5,7]	1,396,917	1,382,514
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[5,7]	1,610,938	1,329,980
Alliance Bancorp Trust
2007-OA1, 0.43% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[7]	574,224	481,097
Morgan Stanley Re-REMIC Trust
2010-R5, 2.95% due 06/26/36[5]	497,793	428,294
GSAA Home Equity Trust
2007-7, 0.46% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 07/25/37[7]	361,960	344,619
New Century Home Equity Loan Trust
2004-4, 0.98% (1 Month USD LIBOR + 0.80%, Rate Cap/Floor: 12.50%/0.53%) due 02/25/35[7]	225,282	215,884
Total Residential Mortgage Backed Securities		17,124,197
Total Collateralized Mortgage Obligations
(Cost $18,377,672)		17,124,197
Total Investments - 100.6%
(Cost $854,875,854)		$762,028,467
Other Assets & Liabilities, net - (0.6)%		(4,403,160)
Total Net Assets - 100.0%		$757,625,307

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation
Goldman Sachs International	50,065,000	EUR	07/17/20	$56,931,015	$56,291,461	$639,554
Bank of America, N.A.	8,885,000	GBP	07/17/20	11,200,875	11,010,691	190,184
						$829,738

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized (Depreciation)
Citibank N.A., New York	100,000	GBP	07/17/20	$125,193	$123,924	$(1,269)
JPMorgan Chase Bank, N.A.	2,075,000	EUR	07/17/20	2,337,965	2,333,063	(4,902)
						$(6,171)

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $28,002,446, (cost $30,733,673) or 3.7% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of June 30, 2020.
[4]	Security is in default of interest and/or principal obligations.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $35,636,240 (cost $39,811,124), or 4.7% of total net assets.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $64,081 (cost $1,883,995), or less than 0.1% of total net assets — See Note 6.
[7]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Payment in-kind payment

CMT — Constant Maturity Treasury

EURIBOR — European Interbank Offered Rate

EUR — Euro

GBP — British Pound

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

SARL — Société à Responsabilité Limitée

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$—	$1,517,493	$1,517,493
Preferred Stocks	—	—	311,298	311,298
Exchange-Traded Funds	39,390,750	—	—	39,390,750
Money Market Fund	22,421,918	—	—	22,421,918
Senior Floating Rate Interests	—	563,025,173	69,612,670	632,637,843
Corporate Bonds	—	28,799,426	—	28,799,426
Asset-Backed Securities	—	19,825,452	90	19,825,542
Collateralized Mortgage Obligations	—	17,124,197	—	17,124,197
Forward Foreign Currency Exchange Contracts**	—	829,738	—	829,738
Total Assets	$61,812,668	$629,603,986	$71,441,551	$762,858,205

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$6,171	$—	$6,171
Unfunded Loan Commitments (Note 5)	—	—	248,921	248,921
Total Liabilities	$—	$6,171	$248,921	$255,092

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following is summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$90	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Common Stocks	1,517,493	Enterprise Value	Valuation Multiple	2.0x-9.8x	9.3x
Preferred Stocks	311,298	Yield Analysis	Yield	19.2%	—
Senior Floating Rate Interests	43,439,015	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	20,948,807	Yield Analysis	Yield	5.8%-6.4%	6.2%
Senior Floating Rate Interests	5,224,848	Enterprise Value	Valuation Multiple	8.6x-9.8x	9.2x
Total Assets	$71,441,551
Liabilities:
Unfunded Loan Commitments	$248,921	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or valuation multiples would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2020, the Fund had securities with a total value of $19,761,359 transfer from Level 2 to Level 3 to due to lack of observable inputs and had securities with a total market value of $4,889,257 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2020:

	Assets					Liabilities
	Common Stocks	Senior Floating Rate Interests	Asset-Backed Securities	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,795,632	$76,387,868	$14,848	$-	$79,198,348	$(43,173)
Purchases/(Receipts)	-	132,877	-	-	132,877	(53,891)
(Sales, maturities and paydowns)/Fundings	(140,596)	(11,502,698)	-	-	(11,643,294)	12,745
Amortization of premiums/discounts	-	72,307	-	-	72,307	-
Total realized gains (losses) included in earnings	140,596	(1,563,694)	-	-	(1,423,098)	-
Total change in unrealized appreciation (depreciation) included in earnings	(1,278,139)	(8,474,794)	(14,758)	-	(9,767,691)	(164,602)
Transfers into Level 3	-	19,450,061	-	311,298	19,761,359	-
Transfers out of Level 3	-	(4,889,257)	-	-	(4,889,257)	-
Ending Balance	$1,517,493	$69,612,670	$90	$311,298	$71,441,551	$(248,921)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2020	$(1,278,139)	$(8,278,525)	$(14,758)	$-	$(9,571,422)	$(189,034)

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares/ Face Amount 06/30/20
Common Stocks
BP Holdco LLC *,1	$86,255		$–	$–	$–	(15,019)	71,236	244,278
Targus Group International, Inc.*,1	21,632		–	–	–	4,478	26,110	12,773
Senior Floating Rate Interests
Targus Group International, Inc. due 05/24/16	–	**	–	–	(144,303)	144,303	–	–
	$107,887		$–	$–	$(144,303)	$133,762	$97,346

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued and affiliated securities amounts to $97,346, (cost $91,281) or less than 0.1% of total net assets.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 0.9%
Consumer, Non-cyclical - 0.3%
Chef Holdings, Inc.*,†††,1	7,502	$637,295
ATD New Holdings, Inc.*,†††	21,488	322,320
Targus Group International Equity, Inc.*,†††,1,2	12,825	26,216
Cengage Learning Holdings II, Inc.*,††	2,107	5,794
Spectrum Brands Holdings, Inc.	2	92
Crimson Wine Group Ltd.*	8	43
Save-A-Lot*,†††,1	17,185	—
Total Consumer, Non-cyclical		991,760
Communications - 0.3%
MediaNews Group, Inc.*,†††,1	1,107	956,251
Utilities - 0.2%
TexGen Power LLC†††	26,665	853,280
Consumer, Cyclical - 0.1%
Metro-Goldwyn-Mayer, Inc.*,††	7,040	572,584
Energy - 0.0%
SandRidge Energy, Inc.*	51,278	66,149
Legacy Reserves, Inc.*,†††,1	3,452	3,452
Total Energy		69,601
Industrial - 0.0%
BP Holdco LLC*,†††,1,2	23,711	6,915
Vector Phoenix Holdings, LP*,†††,1	23,711	1,984
Total Industrial		8,899
Financial - 0.0%
Jefferies Financial Group, Inc.	81	1,259
Total Common Stocks
(Cost $4,849,210)		3,453,634

PREFERRED STOCKS†† - 0.3%
Financial - 0.3%
American Equity Investment Life Holding Co., 5.95%	54,000	1,119,960
Industrial - 0.0%
U.S. Shipping Corp.*,†††,1	14,718	—
Total Preferred Stocks
(Cost $1,725,000)		1,119,960

WARRANTS†† - 0.0%
SandRidge Energy, Inc.
$41.34, 10/04/22*	488	2
SandRidge Energy, Inc.
$42.03, 10/04/22*	205	1
Total Warrants
(Cost $43,811)		3

MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[3]	705,620	705,620
Total Money Market Fund
(Cost $705,620)		705,620

CORPORATE BONDS†† - 84.7%
Consumer, Cyclical - 14.4%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	6,265,000	6,323,077
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.75% due 03/01/25	1,950,000	1,950,000
5.88% due 03/01/27	1,610,000	1,593,900
Williams Scotsman International, Inc.
6.88% due 08/15/23[4]	2,550,000	2,617,473
7.88% due 12/15/22[4]	494,000	513,454
Delta Air Lines, Inc.
7.00% due 05/01/25[4,5]	2,800,000	2,890,351
Sabre GLBL, Inc.
9.25% due 04/15/25[4]	1,500,000	1,580,625
5.38% due 04/15/23[4]	1,300,000	1,213,602
Boyd Gaming Corp.
8.63% due 06/01/25[4]	2,300,000	2,403,500
Clarios Global, LP
6.75% due 05/15/25[4]	2,300,000	2,392,000
Wolverine World Wide, Inc.
6.38% due 05/15/25[4]	1,950,000	2,042,625
Wabash National Corp.
5.50% due 10/01/25[4]	2,110,000	1,935,925
Hanesbrands, Inc.
5.38% due 05/15/25[4,5]	1,900,000	1,921,375
Boyne USA, Inc.
7.25% due 05/01/25[4]	1,782,000	1,866,645
Aramark Services, Inc.
6.38% due 05/01/25[4]	1,750,000	1,807,102
Live Nation Entertainment, Inc.
6.50% due 05/15/27[4]	1,650,000	1,699,500
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[4]	1,500,000	1,571,250
Cedar Fair Limited Partnership / Canada's Wonderland Company / Magnum Management Corporation / Millennium Op
5.50% due 05/01/25[4]	1,500,000	1,507,500
HD Supply, Inc.
5.38% due 10/15/26[4]	1,350,000	1,378,688
Titan International, Inc.
6.50% due 11/30/23	1,985,000	1,296,225
Picasso Finance Sub, Inc.
6.13% due 06/15/25[4]	1,125,000	1,150,312
Performance Food Group, Inc.
6.88% due 05/01/25[4]	1,100,000	1,135,750
1011778 BC ULC / New Red Finance, Inc.
5.75% due 04/15/25[4]	700,000	735,000
3.88% due 01/15/28[4]	400,000	388,068
Burlington Coat Factory Warehouse Corp.
6.25% due 04/15/25[4]	900,000	940,500
Vail Resorts, Inc.
6.25% due 05/15/25[4]	800,000	837,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 84.7% (continued)
Consumer, Cyclical - 14.4% (continued)
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[4]	775,000	$805,768
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	775,000	776,937
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[4]	675,000	697,781
Hilton Domestic Operating Company, Inc.
5.75% due 05/01/28[4]	600,000	606,000
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[4]	575,000	577,846
Yum! Brands, Inc.
7.75% due 04/01/25[4]	475,000	512,406
Brookfield Residential Properties Incorporated / Brookfield Residential US Corp.
4.88% due 02/15/30[4]	415,000	346,774
Cedar Fair, LP
5.25% due 07/15/29[4]	375,000	339,375
Allison Transmission, Inc.
4.75% due 10/01/27[4]	200,000	198,500
Cedar Fair Limited Partnership / Canada's Wonderland Company / Magnum Management Corp.
5.38% due 06/01/24[5]	175,000	165,704
Total Consumer, Cyclical		50,718,538
Consumer, Non-cyclical - 13.9%
Kraft Heinz Foods Co.
5.00% due 06/04/42	4,400,000	4,635,866
4.38% due 06/01/46	1,200,000	1,179,711
5.50% due 06/01/50[4]	750,000	799,469
4.63% due 10/01/39[4]	675,000	677,807
Tenet Healthcare Corp.
7.50% due 04/01/25[4]	1,700,000	1,808,375
6.25% due 02/01/27[4]	925,000	918,062
5.13% due 11/01/27[4]	600,000	592,020
5.13% due 05/01/25	525,000	506,735
Vector Group Ltd.
6.13% due 02/01/25[4]	3,565,000	3,422,400
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[4,5]	3,590,000	3,374,600
Beverages & More, Inc.
11.50% due 06/15/22[6]	3,275,000	2,718,250
Bausch Health Companies, Inc.
7.00% due 03/15/24[4]	2,450,000	2,541,875
US Foods, Inc.
6.25% due 04/15/25[4]	2,425,000	2,467,438
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[4]	2,710,000	2,340,085
Carriage Services, Inc.
6.63% due 06/01/26[4]	2,145,000	2,254,931
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[4]	1,600,000	1,659,200
5.25% due 04/15/24[4]	325,000	332,312
Nathan's Famous, Inc.
6.63% due 11/01/25[4]	1,850,000	1,863,875
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[4]	1,750,000	1,863,750
AMN Healthcare, Inc.
4.63% due 10/01/27[4]	1,900,000	1,850,125
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[4]	1,725,000	1,718,894
Par Pharmaceutical, Inc.
7.50% due 04/01/27[4,5]	1,510,000	1,549,562
Avanos Medical, Inc.
6.25% due 10/15/22	1,475,000	1,475,000
DaVita, Inc.
4.63% due 06/01/30[4]	1,275,000	1,268,880
Lamb Weston Holdings, Inc.
4.88% due 05/15/28[4]	1,000,000	1,059,510
Centene Corp.
4.25% due 12/15/27	1,000,000	1,031,910
HCA, Inc.
3.50% due 09/01/30	800,000	770,538
Gartner, Inc.
4.50% due 07/01/28[4]	550,000	556,435
Charles River Laboratories International, Inc.
4.25% due 05/01/28[4]	545,000	544,722
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
9.50% due 07/31/27[4,5]	271,000	286,637
6.00% due 06/30/28[4,5]	342,000	220,590
Sotheby's
7.38% due 10/15/27[4,5]	425,000	401,625
United Rentals North America, Inc.
3.88% due 11/15/27	325,000	324,188
Total Consumer, Non-cyclical		49,015,377
Industrial - 13.5%
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[4]	3,900,000	3,880,500
Standard Industries, Inc.
4.75% due 01/15/28[4]	1,970,000	1,997,087
4.38% due 07/15/30[4]	1,350,000	1,346,625
5.00% due 02/15/27[4]	525,000	531,563
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	3,400,000	3,485,000
Masonite International Corp.
5.38% due 02/01/28[4]	1,800,000	1,840,500
5.75% due 09/15/26[4]	1,400,000	1,442,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
CORPORATE BONDS†† - 84.7% (continued)
Industrial - 13.5% (continued)
Howmet Aerospace, Inc.
6.88% due 05/01/25	2,650,000		$2,874,882
PowerTeam Services LLC
9.03% due 12/04/25[4]	2,650,000		2,703,000
Harsco Corp.
5.75% due 07/31/27[4]	2,650,000		2,656,625
Cleaver-Brooks, Inc.
7.88% due 03/01/23[4]	2,975,000		2,521,312
TransDigm, Inc.
6.25% due 03/15/26[4,5]	2,225,000		2,219,482
Signature Aviation US Holdings, Inc.
4.00% due 03/01/28[4]	2,400,000		2,169,000
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[4]	1,925,000		1,934,625
EnerSys
4.38% due 12/15/27[4]	1,850,000		1,831,500
Trinity Industries, Inc.
4.55% due 10/01/24	1,765,000		1,770,280
Amsted Industries, Inc.
4.63% due 05/15/30[4]	1,600,000		1,582,192
5.63% due 07/01/27[4]	175,000		180,469
JELD-WEN, Inc.
6.25% due 05/15/25[4]	1,550,000		1,608,125
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[4]	1,500,000		1,475,775
Graphic Packaging International LLC
3.50% due 03/15/28[4]	1,225,000		1,215,445
EnPro Industries, Inc.
5.75% due 10/15/26	1,200,000		1,200,000
Berry Global, Inc.
4.88% due 07/15/26[4]	1,150,000		1,167,250
American Woodmark Corp.
4.88% due 03/15/26[4]	1,175,000		1,148,562
Hillenbrand, Inc.
5.75% due 06/15/25	825,000		853,875
Moog, Inc.
4.25% due 12/15/27[4]	625,000		606,250
Vertical US Newco Inc.
5.25% due 07/15/27	550,000		550,000
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[4]	525,000		536,813
Sealed Air Corp.
4.00% due 12/01/27[4]	325,000		325,000
Total Industrial			47,653,737
Communications - 13.2%
Virgin Media Secured Finance plc
5.50% due 05/15/29[4,5]	3,350,000		3,500,750
4.50% due 08/15/30[4]	1,425,000		1,426,781
5.50% due 08/15/26[4]	600,000		613,764
Level 3 Financing, Inc.
4.25% due 07/01/28[4]	3,700,000		3,695,745
4.63% due 09/15/27[4]	1,200,000		1,209,000
Altice France S.A.
7.38% due 05/01/26[4]	4,475,000		4,666,530
EIG Investors Corp.
10.88% due 02/01/24	4,644,000		4,504,680
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75% due 03/01/30[4]	2,525,000		2,583,555
4.50% due 05/01/32[4]	1,000,000		1,012,500
4.50% due 08/15/30[4]	800,000		816,000
CSC Holdings LLC
6.50% due 02/01/29[4]	2,400,000		2,625,000
4.13% due 12/01/30[4]	1,800,000		1,784,250
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	1,650,000		1,631,784
5.50% due 07/01/29[4]	1,050,000		1,105,251
Cengage Learning, Inc.
9.50% due 06/15/24[4]	3,564,000		2,494,800
Virgin Media Finance plc
5.00% due 07/15/30[4]	1,950,000		1,906,534
Dolya Holdco 18 DAC
5.00% due 07/15/28[4]	1,850,000		1,826,320
Lamar Media Corp.
4.88% due 01/15/29[4]	900,000		904,500
3.75% due 02/15/28[4]	875,000		824,950
Telenet Finance Luxembourg Note
5.50% due 03/01/28	1,600,000		1,668,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[4]	2,349,000		1,562,085
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[4]	1,500,000		1,447,500
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]	900,000		918,000
Match Group, Inc.
4.63% due 06/01/28[4]	900,000		907,875
Netflix, Inc.
3.63% due 06/15/30	EUR	675,000	782,316
Total Communications			46,418,470
Financial - 12.4%
Iron Mountain, Inc.
5.63% due 07/15/32[4]	4,000,000		3,991,600
4.88% due 09/15/29[4]	780,000		758,550
5.25% due 07/15/30[4]	700,000		689,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[4]	3,300,000		2,904,000
6.25% due 06/03/26[4]	2,525,000		2,354,563
Hunt Companies, Inc.
6.25% due 02/15/26[4]	4,715,000		4,290,650
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4,5]	3,400,000		3,672,000
Newmark Group, Inc.
6.13% due 11/15/23	2,900,000		2,879,250
AmWINS Group, Inc.
7.75% due 07/01/26[4]	2,500,000		2,625,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 84.7% (continued)
Financial - 12.4% (continued)
Springleaf Finance Corp.
7.13% due 03/15/26	1,050,000	$1,086,740
8.88% due 06/01/25	425,000	454,346
6.63% due 01/15/28	450,000	445,500
5.38% due 11/15/29	475,000	444,125
NFP Corp.
8.00% due 07/15/25[4]	1,200,000	1,173,000
6.88% due 07/15/25[4]	1,150,000	1,134,429
Greystar Real Estate Partners LLC
5.75% due 12/01/25[4]	1,850,000	1,859,620
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	1,750,000	1,824,375
American Equity Investment Life Holding Co.
5.00% due 06/15/27[5]	1,322,000	1,435,321
USI, Inc.
6.88% due 05/01/25[4]	1,150,000	1,160,063
CIT Group, Inc.
3.93% due 06/19/24[7]	1,100,000	1,067,110
Assurant, Inc.
7.00% due 03/27/48[7]	950,000	974,890
CNO Financial Group, Inc.
5.25% due 05/30/29	900,000	964,556
Goldman Sachs Group, Inc.
5.30%[7,8]	950,000	957,581
Quicken Loans, Inc.
5.25% due 01/15/28[4]	600,000	619,128
5.75% due 05/01/25[4]	325,000	332,244
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[4]	942,000	866,640
HUB International Ltd.
7.00% due 05/01/26[4]	850,000	848,215
Wilton Re Finance LLC
5.88% due 03/30/33[4,5,7]	650,000	663,822
LPL Holdings, Inc.
4.63% due 11/15/27[4]	600,000	592,500
SBA Communications Corp.
3.88% due 02/15/27[4]	450,000	448,312
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.75% due 10/15/27[4]	316,000	314,932
Total Financial		43,832,562
Energy - 6.3%
Indigo Natural Resources LLC
6.88% due 02/15/26[4]	3,550,000	3,301,500
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[4]	3,565,000	3,244,150
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	3,092,000	2,558,630
PDC Energy, Inc.
6.13% due 09/15/24	2,750,000	2,557,500
NuStar Logistics, LP
5.63% due 04/28/27	1,510,000	1,457,150
6.00% due 06/01/26	300,000	291,000
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	1,500,000	1,387,500
Antero Resources Corp.
5.13% due 12/01/22	1,913,000	1,382,143
Range Resources Corp.
5.00% due 03/15/23[5]	1,210,000	1,040,600
5.88% due 07/01/22	245,000	225,400
CVR Energy, Inc.
5.75% due 02/15/28[4]	1,375,000	1,203,125
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[4]	1,250,000	1,042,112
Pattern Energy Group, Inc.
5.88% due 02/01/24[4]	775,000	778,875
Unit Corp.
due 05/15/21[9]	4,992,000	660,092
Basic Energy Services, Inc.
10.75% due 10/15/23[6]	1,225,000	492,756
CNX Resources Corp.
5.88% due 04/15/22	467,000	460,859
Bruin E&P Partners LLC
due 08/01/23[6,9]	1,008,000	20,160
SandRidge Energy, Inc.
7.50% due 03/15/21†††,1	250,000	–
Total Energy		22,103,552
Basic Materials - 4.7%
Alcoa Nederland Holding BV
6.75% due 09/30/24[4]	1,750,000	1,787,188
6.13% due 05/15/28[4]	650,000	665,847
7.00% due 09/30/26[4]	600,000	615,000
United States Steel Corp.
12.00% due 06/01/25[4]	1,925,000	1,973,125
6.88% due 08/15/25[5]	850,000	578,000
Kaiser Aluminum Corp.
4.63% due 03/01/28[4]	1,415,000	1,353,193
6.50% due 05/01/25[4]	575,000	594,406
Arconic Corp.
6.00% due 05/15/25[4]	1,750,000	1,809,062
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	1,500,000	1,522,500
Novelis Corp.
5.88% due 09/30/26[4]	1,000,000	998,750
4.75% due 01/30/30[4]	500,000	477,500
Neon Holdings, Inc.
10.13% due 04/01/26[4]	1,190,000	1,181,075
WR Grace & Company-Conn
4.88% due 06/15/27[4]	1,025,000	1,038,355
Ingevity Corp.
4.50% due 02/01/26[4]	750,000	731,250
Compass Minerals International, Inc.
6.75% due 12/01/27[4]	650,000	682,500
Valvoline, Inc.
4.25% due 02/15/30[4]	375,000	369,375

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
CORPORATE BONDS†† - 84.7% (continued)
Basic Materials - 4.7% (continued)
Yamana Gold, Inc.
4.63% due 12/15/27	256,000		$269,664
Mirabela Nickel Ltd.
due 06/24/19[6,9]	278,115		13,906
Total Basic Materials			16,660,696
Technology - 3.7%
NCR Corp.
8.13% due 04/15/25[4]	2,950,000		3,127,000
6.13% due 09/01/29[4]	1,675,000		1,670,813
Boxer Parent Company, Inc.
7.13% due 10/02/25[4]	2,300,000		2,411,550
Qorvo, Inc.
4.38% due 10/15/29[4]	1,950,000		1,996,956
MSCI, Inc.
3.88% due 02/15/31[4]	875,000		892,500
Entegris, Inc.
4.38% due 04/15/28[4]	850,000		864,875
PTC, Inc.
4.00% due 02/15/28[4]	850,000		841,602
Open Text Holdings, Inc.
4.13% due 02/15/30[4]	750,000		736,875
CDK Global, Inc.
5.25% due 05/15/29[4]	500,000		519,210
Total Technology			13,061,381
Utilities - 2.6%
Terraform Global Operating LLC
6.13% due 03/01/26[4]	5,330,000		5,250,050
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.50% due 05/20/25	1,400,000		1,442,000
5.75% due 05/20/27	550,000		581,625
Clearway Energy Operating LLC
5.75% due 10/15/25	1,200,000		1,239,000
DPL, Inc.
4.13% due 07/01/25[4]	600,000		600,168
Total Utilities			9,112,843
Total Corporate Bonds
(Cost $309,424,994)			298,577,156

SENIOR FLOATING RATE INTERESTS††,10 - 11.3%
Communications - 2.9%
Resource Label Group LLC
5.95% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23†††	1,821,049		1,638,944
9.95% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23†††	1,500,000		1,230,000
Market Track LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24†††	2,431,250		2,066,563
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	2,377,378		1,906,657
McGraw-Hill Global Education Holdings LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	1,821,059		1,531,510
GTT Communications, Inc.
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	1,421,000		1,041,479
Houghton Mifflin Co.
7.25% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 11/22/24	633,750		590,972
Total Communications			10,006,125
Consumer, Cyclical - 2.8%
World Triathlon Corp.
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 08/15/26†††	1,581,542		1,542,004
American Tire Distributors, Inc.
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	1,320,100		859,003
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	330,924		300,588
Midas Intermediate Holdco II LLC
3.75% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	1,270,380		1,141,754
BBB Industries, LLC
5.58% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,247,947		1,063,875
Alexander Mann
5.73% (3 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	1,100,000	1,052,090
Playtika Holding Corp.
7.07% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	877,500		875,306
PT Intermediate Holdings III LLC
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25†††	746,250		664,162
Accuride Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	963,542		604,141
EnTrans International, LLC
6.18% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	540,000		417,598
American Express GBT
due 02/26/27	462,611		416,349

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 11.3% (continued)
Consumer, Cyclical - 2.8% (continued)
Sotheby's
6.50% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 01/15/27	420,616	$391,875
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	668,438	388,810
Belk, Inc.
7.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	388,428	136,824
Total Consumer, Cyclical		9,854,379
Industrial - 2.5%
Bhi Investments LLC
5.51% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	1,860,861	1,711,992
9.75% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††,1	1,500,000	1,440,000
Diversitech Holdings, Inc.
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25	2,650,000	2,424,750
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24	1,100,000	1,075,250
American Bath Group LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 09/29/23	700,615	680,473
YAK MAT (YAK ACCESS LLC)
10.30% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	950,000	665,000
Avison Young (Canada), Inc.
5.47% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 01/31/26	541,750	496,107
ProAmpac PG Borrower LLC
9.50% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/18/24	350,000	306,250
National Technical Systems
7.41% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 06/14/21†††,1	123,125	118,816
Total Industrial		8,918,638
Consumer, Non-cyclical - 1.9%
Cambrex Corp.
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 12/04/26†††	1,567,125	1,535,783
Endo Luxembourg Finance Co.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	1,588,487	1,497,149
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.69% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	1,173,000	967,725
Springs Window Fashions
9.57% (3 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,025,000	855,875
CTI Foods Holding Co. LLC
8.77% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) (in-kind rate was 3.00%) due 05/03/24†††,1,11	593,294	563,629
10.77% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) (in-kind rate was 6.00%) due 05/03/24†††,1,11	312,837	287,810
Moran Foods LLC
12.18% (3 Month USD LIBOR + 10.75%, Rate Floor: 11.75%) (in-kind rate was 12.18%) due 10/01/24†††,1,11	337,753	302,120
7.00% (3 Month USD LIBOR + 1.00%, Rate Floor: 2.00%) ( in-kind rate was 6.00%) due 04/01/24†††,1,11	283,251	256,671
Packaging Coordinators Midco, Inc.
3.82% (1 Month USD LIBOR + 3.50% and 6 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/01/21†††,1	438,462	430,604
Total Consumer, Non-cyclical		6,697,366
Technology - 0.6%
Planview, Inc.
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	1,575,515	1,568,776
Cvent, Inc.
3.93% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/29/24	657,013	561,470
Total Technology		2,130,246
Basic Materials - 0.6%
ICP Industrial, Inc.
5.07% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23†††	1,223,958	1,126,041
Big River Steel LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/23/23	875,250	820,547

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 11.3% (continued)
Basic Materials - 0.6% (continued)
DCG Acquisition Corp.
4.68% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	114,427	$101,840
Total Basic Materials		2,048,428
Energy - 0.0%
Permian Production Partners LLC
due 05/20/24†††,9	1,187,500	59,375
Summit Midstream Partners, LP
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	254,379	56,981
Total Energy		116,356
Total Senior Floating Rate Interests
(Cost $46,207,633)		39,771,538

ASSET-BACKED SECURITIES†† - 0.6%
Collateralized Loan Obligations - 0.6%
Barings Middle Market CLO Ltd.
2019-IA, 2.94% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/15/31[4,10]	1,500,000	1,419,065
WhiteHorse X Ltd.
2015-10A, 6.44% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[4,10]	750,000	399,828
WhiteHorse VII Ltd.
2013-1A, 5.16% (3 Month USD LIBOR + 4.80%, Rate Floor: 0.00%) due 11/24/25[4,10]	186,848	182,997
Total Collateralized Loan Obligations		2,001,890
Total Asset-Backed Securities
(Cost $2,345,922)		2,001,890
Total Investments - 98.0%
(Cost $365,302,190)		$345,629,801
Other Assets & Liabilities, net - 2.0%		6,935,033
Total Net Assets - 100.0%		$352,564,834

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.34.V6	5.00%	Quarterly	06/20/25	$23,465,000	$(140,790)	$(1,229,282)	$1,088,492

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation
Bank of America, N.A.	891,000	GBP	07/17/20	$1,123,239	$1,104,167	$19,072
Barclays Bank plc	727,000	EUR	07/17/20	827,797	817,416	10,381
						$29,453

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $6,600,539, (cost $6,327,145) or 1.9% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of June 30, 2020.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $237,874,582 (cost $240,536,247), or 67.5% of total net assets.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

[5]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2020, the total market value of segregated or earmarked security was $23,920,419 — See Note 2.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,245,072 (cost $5,407,024), or 0.9% of total net assets — See Note 6.
[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	Perpetual maturity.
[9]	Security is in default of interest and/or principal obligations.
[10]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[11]	Payment in-kind security

BofA — Bank of America

CDX.NA.HY.34.V6 — Credit Default Swap North American High Yield Series 34 Index Version 6

EUR — Euro

GBP — British Pound

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$67,543	$578,378	$2,807,713		$3,453,634
Preferred Stocks	—	1,119,960	—	*	1,119,960
Warrants	—	3	—		3
Money Market Fund	705,620	—	—		705,620
Corporate Bonds	—	298,577,156	—	*	298,577,156
Senior Floating Rate Interests	—	24,940,240	14,831,298		39,771,538
Asset-Backed Securities	—	2,001,890	—		2,001,890
Credit Default Swap Agreements**	—	1,088,492	—		1,088,492
Forward Foreign Currency Exchange Contracts**	—	29,453	—		29,453
Total Assets	$773,163	$328,335,572	$17,639,011		$346,747,746

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$135,579	$135,579

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $16,441,372 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$1,632,113	Enterprise Value	Valuation Multiple	2.0x-9.8x	5.8x
Common Stocks	853,280	Third Party Pricing	Broker Quote	—	—
Common Stocks	322,320	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Senior Floating Rate Interests	9,862,872	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,127,567	Yield Analysis	Yield	6.4%-15.1%	8.2%
Senior Floating Rate Interests	1,440,000	Model Price	Market Comparable Yields	12.1%	—
Senior Floating Rate Interests	851,439	Enterprise Value	Valuation Multiple	9.8x	9.8x
Senior Floating Rate Interests	549,420	Model Price	Purchase Price	—	—
Total Assets	$17,639,011
Liabilities:
Unfunded Loan Commitments	$135,579	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields or valuation multiples would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2020, the Fund had securities with a total value of $1,864,324 transfer from Level 2 to Level 3 to due to lack of observable inputs and had securities with a total market value of $806,408 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2020:

	Assets				Liabilities
	Common Stocks	Senior Floating Rate Interests	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,042,728	$18,366,284	$534,846	$20,943,858	$(301,483)
Purchases/(Receipts)	17,290	4,624,459	-	4,641,749	(314,269)
(Sales, maturities and paydowns)/Fundings	(74,868)	(8,082,708)	-	(8,157,576)	404,072
Amortization of premiums/discounts	-	136,693	-	136,693	-
Corporate actions	160,573	-	(160,573)	-	-
Total realized gains (losses) included in earnings	14,338	(132,433)	-	(118,095)	66,735
Total change in unrealized appreciation (depreciation) included in earnings	325,332	(816,593)	(374,273)	(865,534)	9,366
Transfers into Level 3	322,320	1,542,004	-	1,864,324	-
Transfers out of Level 3	-	(806,408)	-	(806,408)	-
Ending Balance	$2,807,713	$14,831,298	$-	$17,639,011	$(135,579)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2020	$325,332	$(703,751)	$-	$(378,419)	$80,323

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares/Face Amount 06/30/20
Common Stocks
BP Holdco LLC *,1	$8,372		$–	$–	$–	$(1,457)	$6,915	23,711
Targus Group International Equity, Inc.*,1	21,720		–	–	–	4,496	26,216	12,825
Senior Floating Rate Interests
Targus Group International, Inc. due 05/24/16	–	**	–	–	(139,369)	139,369	–	–
	$30,092		$–	$–	$(139,369)	$142,408	$33,131

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued and affiliated securities amounts to $33,131, (cost $12,729) or less than 0.1% of total net assets.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS††† - 0.0%
Industrial - 0.0%
Constar International Holdings LLC*,1	68	$–
Total Common Stocks
(Cost $–)		–

PREFERRED STOCKS†† - 0.3%
Financial - 0.3%
Public Storage 4.63%*	118,400	3,009,728
Industrial - 0.0%
Constar International Holdings LLC*,†††,1	7	–
Total Preferred Stocks
(Cost $2,960,000)		3,009,728

EXCHANGE-TRADED FUNDS† - 5.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	408,110	54,890,795
iShares iBoxx High Yield Corporate Bond ETF	141,850	11,577,797
Total Exchange-Traded Funds
(Cost $61,711,487)		66,468,592

MONEY MARKET FUND† - 6.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[2]	74,938,590	74,938,590
Total Money Market Fund
(Cost $74,938,590)		74,938,590

	Face Amount~
CORPORATE BONDS†† - 43.3%
Financial - 16.1%
Wells Fargo & Co.
3.07% due 04/30/41[3]	8,550,000	8,918,385
2.39% due 06/02/28[3]	2,250,000	2,324,732
2.57% due 02/11/31[3]	1,180,000	1,234,690
American International Group, Inc.
3.40% due 06/30/30	5,120,000	5,535,553
4.38% due 06/30/50	4,280,000	4,949,557
JPMorgan Chase & Co.
3.11% due 04/22/41[3]	3,530,000	3,812,715
2.52% due 04/22/31[3]	2,210,000	2,333,993
2.96% due 05/13/31[3]	1,870,000	1,983,291
4.49% due 03/24/31[3]	1,600,000	1,950,516
Bank of America Corp.
2.59% due 04/29/31[3]	6,900,000	7,301,205
2.68% due 06/19/41[3]	2,650,000	2,721,533
Citizens Financial Group, Inc.
3.25% due 04/30/30	8,070,000	8,721,625
2.50% due 02/06/30	607,000	615,416
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]	7,410,000	7,902,922
Five Corners Funding Trust II
2.85% due 05/15/30[4]	6,540,000	6,763,322
Macquarie Bank Ltd.
3.62% due 06/03/30[4]	6,030,000	6,322,539
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	6,170,000	6,300,407
Markel Corp.
6.00%[3,5]	5,210,000	5,301,175
Reinsurance Group of America, Inc.
3.15% due 06/15/30	4,910,000	5,094,032
Citigroup, Inc.
2.57% due 06/03/31[3]	4,690,000	4,850,681
Lincoln National Corp.
3.40% due 01/15/31	3,170,000	3,440,733
4.38% due 06/15/50	1,200,000	1,337,929
Prudential plc
3.13% due 04/14/30	4,365,000	4,693,689
BlackRock, Inc.
1.90% due 01/28/31	4,400,000	4,492,676
Aflac, Inc.
3.60% due 04/01/30	3,350,000	3,898,519
KKR Group Finance Company VI LLC
3.75% due 07/01/29[4]	3,230,000	3,708,087
Fidelity National Financial, Inc.
3.40% due 06/15/30	3,380,000	3,518,727
Deloitte LLP
3.56% due 05/07/30†††	3,400,000	3,385,516
Charles Schwab Corp.
5.38%[3,5]	3,050,000	3,258,376
Iron Mountain, Inc.
5.25% due 07/15/30[4]	2,200,000	2,167,000
5.63% due 07/15/32[4]	1,000,000	997,900
Loews Corp.
3.20% due 05/15/30	2,870,000	3,101,513
First American Financial Corp.
4.00% due 05/15/30	2,780,000	3,048,241
Arch Capital Group Ltd.
3.64% due 06/30/50	2,900,000	3,039,873
Alleghany Corp.
3.63% due 05/15/30	2,850,000	3,024,231
Ares Finance Company II LLC
3.25% due 06/15/30[4]	2,750,000	2,795,380
Teachers Insurance & Annuity Association of America
3.30% due 05/15/50[4]	2,500,000	2,576,583
Intercontinental Exchange, Inc.
3.00% due 06/15/50	2,430,000	2,513,650
Goldman Sachs Group, Inc.
3.50% due 04/01/25	2,250,000	2,467,142
Massachusetts Mutual Life Insurance Co.
3.38% due 04/15/50[4]	2,350,000	2,415,959
Liberty Mutual Group, Inc.
3.95% due 05/15/60[4]	2,150,000	2,261,451

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 43.3% (continued)
Financial - 16.1% (continued)
Willis North America, Inc.
2.95% due 09/15/29	2,000,000	$2,117,116
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	2,000,000	2,085,000
Standard Chartered plc
4.64% due 04/01/31[3,4]	1,800,000	2,034,317
PricewaterhouseCoopers LLP
3.43% due 09/13/30	2,000,000	2,000,000
Aon Corp.
2.80% due 05/15/30	1,840,000	1,968,644
Manulife Financial Corp.
2.48% due 05/19/27	1,800,000	1,884,996
Fifth Third Bancorp
2.55% due 05/05/27	1,750,000	1,874,734
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	1,830,000	1,816,732
Dyal Capital Partners III
4.40% due 06/15/40	1,750,000	1,734,512
Credit Suisse Group AG
4.19% due 04/01/31[3,4]	1,500,000	1,709,782
NFP Corp.
7.00% due 05/15/25[4]	1,550,000	1,627,500
Alexandria Real Estate Equities, Inc.
4.90% due 12/15/30	1,050,000	1,307,788
Crown Castle International Corp.
3.30% due 07/01/30	1,149,000	1,263,730
Camden Property Trust
2.80% due 05/15/30	1,100,000	1,190,000
Bank of New York Mellon Corp.
4.70%[3,5]	1,060,000	1,102,400
Pershing Square Holdings Ltd.
5.50% due 07/15/22[4]	1,000,000	1,054,950
QBE Insurance Group Ltd.
5.88%[3,4,5]	1,000,000	1,032,500
Weyerhaeuser Co.
4.00% due 04/15/30	911,000	1,030,969
W R Berkley Corp.
4.00% due 05/12/50	850,000	932,374
HSBC Holdings plc
4.95% due 03/31/30	750,000	901,173
CIT Group, Inc.
3.93% due 06/19/24[3]	925,000	897,343
Nasdaq, Inc.
3.25% due 04/28/50	850,000	889,711
Protective Life Corp.
3.40% due 01/15/30[4]	740,000	751,669
Ameriprise Financial, Inc.
3.00% due 04/02/25	690,000	748,929
New York Life Insurance Co.
3.75% due 05/15/50[4]	600,000	677,599
American Equity Investment Life Holding Co.
5.00% due 06/15/27	486,000	527,659
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	400,000	432,000
SBA Communications Corp.
3.88% due 02/15/27[4]	350,000	348,688
Assurant, Inc.
1.53% (3 Month USD LIBOR + 1.25%) due 03/26/21[6]	289,000	289,000
Total Financial		193,313,279
Consumer, Non-cyclical - 6.4%
Sysco Corp.
5.95% due 04/01/30	6,860,000	8,616,889
CoStar Group, Inc.
2.80% due 07/15/30[4]	5,810,000	5,945,760
Biogen, Inc.
2.25% due 05/01/30	5,350,000	5,393,664
Altria Group, Inc.
3.40% due 05/06/30	2,760,000	2,969,622
2.35% due 05/06/25	1,180,000	1,239,961
4.45% due 05/06/50	390,000	426,598
Zimmer Biomet Holdings, Inc.
3.55% due 03/20/30	3,850,000	4,161,356
Constellation Brands, Inc.
2.88% due 05/01/30	2,680,000	2,839,559
3.75% due 05/01/50	950,000	1,037,272
Alcon Finance Corp.
2.60% due 05/27/30[4]	3,290,000	3,372,525
Kraft Heinz Foods Co.
4.38% due 06/01/46	1,260,000	1,238,696
4.25% due 03/01/31[4]	700,000	742,205
5.50% due 06/01/50[4]	575,000	612,927
5.00% due 06/04/42	300,000	316,082
4.88% due 10/01/49[4]	200,000	203,663
2.80% due 07/02/20	84,000	84,000
RELX Capital, Inc.
3.00% due 05/22/30	2,930,000	3,157,954
DaVita, Inc.
4.63% due 06/01/30[4]	2,990,000	2,975,648
Keurig Dr Pepper, Inc.
3.20% due 05/01/30	2,361,000	2,626,561
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 06/01/30	2,225,000	2,501,862
McCormick & Company, Inc.
2.50% due 04/15/30	2,350,000	2,451,439
Boston Scientific Corp.
2.65% due 06/01/30	2,070,000	2,157,106
Becton Dickinson and Co.
2.82% due 05/20/30	1,890,000	1,999,827
Global Payments, Inc.
2.90% due 05/15/30	1,620,000	1,699,955
AbbVie, Inc.
3.38% due 09/15/20[4]	1,635,000	1,645,152
BAT Capital Corp.
4.70% due 04/02/27	1,410,000	1,611,543
Ascension Health
2.53% due 11/15/29	1,500,000	1,608,758
Quest Diagnostics, Inc.
2.80% due 06/30/31	1,510,000	1,584,130
US Foods, Inc.
6.25% due 04/15/25[4]	1,550,000	1,577,125
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[4]	1,500,000	1,511,220
Health Care Service Corporation A Mutual Legal Reserve Co.
3.20% due 06/01/50[4]	1,480,000	1,505,896
Coca-Cola Co.
2.75% due 06/01/60	1,330,000	1,344,112
Thermo Fisher Scientific, Inc.
4.50% due 03/25/30	1,000,000	1,239,436
Wisconsin Alumni Research Foundation
3.56% due 10/01/49	1,000,000	1,086,182
OhioHealth Corp.
3.04% due 11/15/50	1,000,000	1,065,905
Children's Hospital Corp.
2.59% due 02/01/50	1,000,000	1,009,789
Moody's Corp.
3.25% due 05/20/50	700,000	750,727
Jaguar Holding Company II / PPD Development, LP
4.63% due 06/15/25[4]	400,000	407,080
Tenet Healthcare Corp.
4.63% due 06/15/28[4]	375,000	365,325
Universal Health Services, Inc.
5.00% due 06/01/26[4]	300,000	307,410
Gartner, Inc.
4.50% due 07/01/28[4]	150,000	151,755
Total Consumer, Non-cyclical		77,542,676
Industrial - 6.1%
Boeing Co.
5.15% due 05/01/30	8,000,000	8,920,240
5.71% due 05/01/40	4,380,000	4,986,252
5.81% due 05/01/50	3,440,000	4,062,591
5.04% due 05/01/27	2,150,000	2,371,039
FedEx Corp.
4.25% due 05/15/30	5,415,000	6,184,623
WRKCo, Inc.
3.00% due 06/15/33	5,370,000	5,593,286
Sonoco Products Co.
3.13% due 05/01/30	4,808,000	5,018,819
Snap-on, Inc.
3.10% due 05/01/50	3,860,000	3,971,931
BAE Systems plc
3.40% due 04/15/30[4]	2,659,000	2,896,096
Penske Truck Leasing Company LP / PTL Finance Corp.
3.65% due 07/29/21[4]	2,200,000	2,251,772
Fortive Corp.
2.35% due 06/15/21	2,200,000	2,227,738
Owens Corning
3.88% due 06/01/30	2,080,000	2,220,896
Carrier Global Corp.
2.70% due 02/15/31[4]	2,210,000	2,203,528
Agilent Technologies, Inc.
2.10% due 06/04/30	2,010,000	2,059,742
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[4]	2,050,000	2,016,892
Rolls-Royce plc
2.38% due 10/14/20[4]	1,800,000	1,796,274
Vulcan Materials Co.
3.50% due 06/01/30	1,510,000	1,644,886
Standard Industries, Inc.
4.38% due 07/15/30[4]	750,000	748,125
5.38% due 11/15/24[4]	500,000	513,750
5.00% due 02/15/27[4]	350,000	354,375
Ryder System, Inc.
3.35% due 09/01/25	1,470,000	1,566,213
IDEX Corp.
3.00% due 05/01/30	1,450,000	1,513,086
Bemis Company, Inc.
2.63% due 06/19/30	1,230,000	1,261,102

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 43.3% (continued)
Industrial - 6.1% (continued)
GATX Corp.
4.00% due 06/30/30	1,100,000	$1,177,486
Xylem, Inc.
2.25% due 01/30/31	1,100,000	1,106,917
CNH Industrial Capital LLC
1.95% due 07/02/23	1,010,000	1,016,628
Vertical US Newco Inc.
5.25% due 07/15/27	850,000	850,000
Howmet Aerospace, Inc.
6.88% due 05/01/25	675,000	732,281
Textron, Inc.
3.00% due 06/01/30	705,000	701,879
Aviation Capital Group LLC
2.88% due 01/20/22[4]	700,000	668,992
Oshkosh Corp.
3.10% due 03/01/30	240,000	241,694
Total Industrial		72,879,133
Communications - 4.7%
ViacomCBS, Inc.
4.95% due 01/15/31	4,478,000	5,287,933
4.95% due 05/19/50	2,490,000	2,773,431
4.75% due 05/15/25	2,260,000	2,584,032
2.90% due 01/15/27	450,000	472,383
T-Mobile USA, Inc.
3.88% due 04/15/30[4]	4,750,000	5,286,560
Walt Disney Co.
2.65% due 01/13/31	2,490,000	2,638,550
3.80% due 05/13/60	2,000,000	2,306,341
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	4,750,000	4,811,852
Level 3 Financing, Inc.
4.25% due 07/01/28[4]	2,650,000	2,646,952
5.13% due 05/01/23	1,000,000	1,000,000
3.88% due 11/15/29[4]	600,000	632,592
5.63% due 02/01/23	250,000	250,175
Smithsonian Institution
2.70% due 09/01/44	4,000,000	4,088,860
AT&T, Inc.
2.75% due 06/01/31	3,200,000	3,331,805

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 43.3% (continued)
Communications - 4.7% (continued)
Booking Holdings, Inc.
4.63% due 04/13/30	2,370,000	$2,797,359
4.50% due 04/13/27	390,000	447,940
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]	2,350,000	2,352,938
eBay, Inc.
2.70% due 03/11/30	2,000,000	2,117,880
Amazon.com, Inc.
2.70% due 06/03/60	1,610,000	1,637,678
Fox Corp.
3.50% due 04/08/30	931,000	1,039,640
3.05% due 04/07/25	450,000	487,001
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	1,400,000	1,384,544
CSC Holdings LLC
4.13% due 12/01/30[4]	600,000	594,750
5.50% due 05/15/26[4]	550,000	564,503
Verizon Communications, Inc.
3.15% due 03/22/30	1,000,000	1,121,721
Dolya Holdco 18 DAC
5.00% due 07/15/28[4]	1,100,000	1,085,920
Altice France S.A.
7.38% due 05/01/26[4]	950,000	990,660
Match Group, Inc.
4.63% due 06/01/28[4]	900,000	907,875
Telenet Finance Lux Note
5.50% due 03/01/28	400,000	417,000
Virgin Media Finance plc
5.00% due 07/15/30[4]	200,000	195,542
Total Communications		56,254,417
Consumer, Cyclical - 4.3%
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	8,800,000	9,083,959
Marriott International, Inc.
4.63% due 06/15/30	2,830,000	2,936,451
5.75% due 05/01/25	1,900,000	2,064,079
0.95% (3 Month USD LIBOR + 0.60%) due 12/01/20[6]	1,900,000	1,891,450
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	3,930,000	3,963,246
3.20% due 04/15/30	2,254,000	2,328,617
Starbucks Corp.
2.55% due 11/15/30	4,600,000	4,825,160
VF Corp.
2.95% due 04/23/30	3,306,000	3,534,889
Hyatt Hotels Corp.
5.38% due 04/23/25	1,700,000	1,801,421
5.75% due 04/23/30	1,510,000	1,660,276
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	2,550,000	2,556,375
Ferguson Finance plc
3.25% due 06/02/30[4]	2,440,000	2,499,781
BorgWarner, Inc.
2.65% due 07/01/27	2,310,000	2,370,048
Lowe's Companies, Inc.
4.50% due 04/15/30	1,850,000	2,269,567
Whirlpool Corp.
4.60% due 05/15/50	1,430,000	1,628,019
Aramark Services, Inc.
6.38% due 05/01/25[4]	1,400,000	1,445,682
5.00% due 02/01/28[4]	85,000	80,750
McDonald's Corp.
3.50% due 07/15/20	1,221,000	1,222,331
Dollar General Corp.
3.50% due 04/03/30	700,000	786,269
Cedar Fair Limited Partnership / Canada's Wonderland Company / Magnum Management Corporation / Millennium Op
5.50% due 05/01/25[4]	650,000	653,250
WMG Acquisition Corp.
3.88% due 07/15/30[4]	500,000	505,025
1011778 BC ULC / New Red Finance, Inc.
5.75% due 04/15/25[4]	450,000	472,500
Hanesbrands, Inc.
5.38% due 05/15/25[4]	370,000	374,163
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[4]	350,000	361,813
Performance Food Group, Inc.
6.88% due 05/01/25[4]	275,000	283,937
Total Consumer, Cyclical		51,599,058
Energy - 2.5%
Exxon Mobil Corp.
2.61% due 10/15/30	9,450,000	10,116,612
BP Capital Markets plc
4.88% [3,5]	7,530,000	7,774,725
Sabine Pass Liquefaction LLC
4.50% due 05/15/30[4]	3,640,000	4,041,143
BP Capital Markets America, Inc.
3.63% due 04/06/30	1,850,000	2,099,225
Magellan Midstream Partners, LP
3.25% due 06/01/30	1,500,000	1,588,309
Equinor ASA
2.38% due 05/22/30	1,210,000	1,257,102
Florida Gas Transmission Company LLC
2.55% due 07/01/30[4]	1,000,000	1,024,046
Valero Energy Corp.
2.85% due 04/15/25	750,000	791,457
Baker Hughes a GE Company LLC / Baker Hughes Co-Obligor, Inc.
4.49% due 05/01/30	410,000	473,303
Reliance Holding USA, Inc.
4.50% due 10/19/20[4]	350,000	352,712

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 43.3% (continued)
Energy - 2.5% (continued)
Phillips 66
3.70% due 04/06/23	250,000	$267,248
Total Energy		29,785,882
Technology - 1.7%
NetApp, Inc.
2.70% due 06/22/30	8,100,000	8,098,145
Broadcom, Inc.
4.15% due 11/15/30[4]	4,000,000	4,346,727
Microchip Technology, Inc.
2.67% due 09/01/23[4]	2,650,000	2,727,597
MSCI, Inc.
3.88% due 02/15/31[4]	1,925,000	1,963,500
Qorvo, Inc.
4.38% due 10/15/29[4]	1,380,000	1,413,231
Boxer Parent Company, Inc.
7.13% due 10/02/25[4]	750,000	786,375
Leidos, Inc.
3.63% due 05/15/25[4]	600,000	653,826
Analog Devices, Inc.
2.95% due 04/01/25	400,000	433,330
Entegris, Inc.
4.38% due 04/15/28[4]	100,000	101,750
Total Technology		20,524,481
Basic Materials - 1.0%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[4]	3,600,000	3,866,782
4.20% due 05/13/50[4]	1,700,000	1,881,705
Nucor Corp.
2.70% due 06/01/30	3,000,000	3,149,617
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	1,100,000	1,116,500
Anglo American Capital plc
5.63% due 04/01/30[4]	750,000	905,945
Corporation Nacional del Cobre de Chile
3.75% due 01/15/31[4]	680,000	741,118
Valvoline, Inc.
4.38% due 08/15/25[4]	570,000	572,850
Steel Dynamics, Inc.
3.25% due 01/15/31	490,000	499,774
Total Basic Materials		12,734,291
Utilities - 0.5%
Puget Energy, Inc.
6.00% due 09/01/21	2,180,000	2,299,635
Arizona Public Service Co.
3.35% due 05/15/50	1,300,000	1,369,491
AES Corp.
3.95% due 07/15/30[4]	1,170,000	1,194,941
Black Hills Corp.
2.50% due 06/15/30	940,000	971,305
Clearway Energy Operating LLC
4.75% due 03/15/28[4]	225,000	229,486
Total Utilities		6,064,858
Total Corporate Bonds
(Cost $493,645,056)		520,698,075

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.2%
Government Agency - 8.5%
Fannie Mae
2.43% due 01/01/30	4,500,000	4,820,489
3.60% due 03/01/31	4,000,000	4,645,758
2.55% due 12/01/29	3,000,000	3,251,832
2.20% due 11/01/27	2,600,000	2,771,869
4.17% due 02/01/49	2,000,000	2,470,714
3.59% due 02/01/29	2,025,000	2,323,838
3.09% due 10/01/29	2,000,000	2,232,414
2.39% due 02/01/27	2,000,000	2,154,195
2.46% due 01/01/30	2,000,000	2,151,279
2.30% due 11/01/29	2,000,000	2,132,024
2.81% due 09/01/39	2,000,000	2,057,907
2.40% due 03/01/40	2,000,000	2,053,657
2.99% due 01/01/40	1,650,000	1,763,359
3.74% due 02/01/30	1,000,000	1,168,529
4.24% due 08/01/48	1,000,000	1,165,033
3.83% due 05/01/49	1,000,000	1,158,987
4.27% due 12/01/33	977,999	1,151,626
3.61% due 04/01/39	1,000,000	1,125,397
3.46% due 08/01/49	987,240	1,103,316
3.11% due 11/01/27	1,000,000	1,093,927
3.11% due 04/01/30	959,858	1,086,851
2.68% due 04/01/50	996,939	1,077,775
2.34% due 05/01/27	995,347	1,067,774
2.79% due 01/01/32	993,541	1,054,725
2.69% due 10/01/34	987,855	1,029,221
2.10% due 07/01/50	1,000,000	1,016,450
1.68% due 09/01/37	1,000,000	1,010,625
2.96% due 11/01/29	900,000	994,523
2.90% due 11/01/29	850,000	935,389
4.07% due 05/01/49	788,684	919,444
4.37% due 10/01/48	734,625	885,866
4.25% due 05/01/48	651,139	767,207
3.01% due 12/01/27	500,000	546,809
3.05% due 10/01/29	500,000	540,837
3.94% due 10/01/36	341,697	420,249
Uniform MBS 30 Year
due 09/14/21	18,200,000	18,898,880
Freddie Mac Multifamily Structured Pass Through Certificates
2019-1513, 2.80% due 08/25/34	3,950,000	4,510,160
2017-KW03, 3.02% due 06/25/27	3,000,000	3,343,517
2020-KJ28, 2.31% due 10/25/27	1,850,000	1,989,274
2018-K073, 3.45% (WAC) due 01/25/28[6]	1,200,000	1,395,084
2019-KJ27, 2.59% due 03/25/25	1,150,000	1,229,856

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.2% (continued)
Government Agency - 8.5% (continued)
2018-K078, 3.92% due 06/25/28	1,000,000	$1,195,104
2018-K074, 3.60% due 02/25/28	1,000,000	1,168,115
2017-K066, 3.20% due 06/25/27	1,000,000	1,138,509
Fannie Mae-Aces
2020-M23, 1.61% (WAC) due 03/25/35[6,7]	26,196,439	3,561,086
2020-M23, 1.74% due 03/25/35	3,220,000	3,323,500
2017-M11, 2.98% due 08/25/29	2,500,000	2,809,776
Freddie Mac
2018-4762, 4.00% due 01/15/46	1,000,000	1,062,669
Total Government Agency		101,775,425
Residential Mortgage Backed Securities - 8.1%
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T3, 2.51% due 09/15/52[4]	4,450,000	4,354,125
2019-T4, 2.33% due 10/15/51[4]	3,750,000	3,701,712
2019-T5, 2.43% due 10/15/51[4]	3,000,000	2,981,676
2019-T2, 2.52% due 08/15/53[4]	2,000,000	1,936,846
FKRT
5.47% due 07/03/23[8]	10,800,213	10,777,533
Verus Securitization Trust
2020-1, 2.42% (WAC) due 01/25/60[4,6]	2,330,103	2,362,119
2019-4, 2.64% due 11/25/59[4,9]	1,921,555	1,952,761
2019-4, 2.85% due 11/25/59[4,9]	1,540,170	1,565,082
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[4,6]	2,279,673	2,342,249
2018-R2, 3.69% (WAC) due 08/25/57[4,6]	2,326,778	2,288,026
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[4,6]	3,571,140	3,712,043
2019-RM3, 2.80% (WAC) due 06/25/69[4,6]	873,020	884,603
Starwood Mortgage Residential Trust
2019-1, 2.94% (WAC) due 06/25/49[4,6]	1,222,171	1,226,681
2020-1, 2.41% (WAC) due 02/25/50[4,6]	924,890	928,657
2020-1, 2.56% (WAC) due 02/25/50[4,6]	924,890	917,248
2020-1, 2.28% (WAC) due 02/25/50[4,6]	900,338	907,835
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[4,6]	1,921,685	1,956,284
2019-NQM2, 2.75% (WAC) due 11/25/59[4,6]	1,568,286	1,577,213
GSAA Home Equity Trust
2005-6, 0.62% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 06/25/35[6]	3,150,000	3,087,518
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[4,6]	1,367,360	1,410,501
2019-6A, 3.50% (WAC) due 09/25/59[4,6]	907,259	951,768
2018-1A, 4.00% (WAC) due 12/25/57[4,6]	630,137	667,719
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[4,6]	1,716,072	1,732,571
2019-2, 2.70% (WAC) due 09/25/59[4,6]	1,070,043	1,083,135
RALI Series Trust
2006-QO10, 0.35% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 01/25/37[6]	2,201,783	2,012,589
2006-QO2, 0.41% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[6]	1,719,779	484,255
Home Equity Loan Trust
2007-FRE1, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[6]	2,693,152	2,449,546
Soundview Home Loan Trust
2006-OPT5, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[6]	2,450,327	2,336,561
Ocwen Master Advance Receivables Trust
2019-T2, 2.42% due 08/15/51[4]	2,300,000	2,292,358
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[4,6]	2,162,583	2,292,194

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.2% (continued)
Residential Mortgage Backed Securities - 8.1% (continued)
HarborView Mortgage Loan Trust
2006-12, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[6]	1,637,809	$1,439,595
2006-14, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[6]	801,278	693,286
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.68% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[6]	2,000,000	1,942,988
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[4,6]	954,250	966,178
2020-1, 2.68% (WAC) due 02/25/24[4,6]	954,250	963,391
Angel Oak Mortgage Trust
2020-1, 2.77% (WAC) due 12/25/59[4,6]	1,898,632	1,832,459
NovaStar Mortgage Funding Trust Series
2007-2, 0.39% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[6]	1,886,488	1,764,835
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.31% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[6]	3,046,401	1,715,216
SG Residential Mortgage Trust
2019-3, 2.70% (WAC) due 09/25/59[4,6]	1,668,555	1,682,269
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
2019-T1, 2.24% due 10/15/51[4]	1,500,000	1,490,711
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	8,426,752	1,435,838
LSTAR Securities Investment Limited
2019-5, 1.67% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[4,6]	1,300,404	1,288,690
Alternative Loan Trust
2007-OA4, 0.36% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 05/25/47[6]	1,391,961	1,236,024
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49[4,6]	1,059,514	1,073,369
GSAMP Trust
2007-NC1, 0.32% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[6]	1,685,358	979,833
Park Place Securities Incorporated Asset Backed Pass Through Certificates Series
2005-WHQ3, 1.13% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.63%) due 06/25/35[6]	1,000,000	978,768
Asset Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 0.59% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[6]	1,000,000	916,188
Structured Asset Investment Loan Trust
2005-11, 0.91% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.36%) due 01/25/36[6]	948,602	911,050
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[4,9]	717,528	719,515
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[4,6]	674,882	675,556
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[4,6]	662,130	672,152
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[6]	671,217	624,097

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.2% (continued)
Residential Mortgage Backed Securities - 8.1% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC4, 0.36% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[6]	617,930	$591,353
LSTAR Securities Investment Trust
2019-1, 1.87% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[4,6]	567,390	571,974
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[4,6]	516,669	526,247
CSMC Series
2015-12R, 0.99% (WAC) due 11/30/37[4,6]	517,621	504,324
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 2.27% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47[6]	562,824	497,358
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.34% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[6]	382,687	327,354
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.85% (WAC) due 11/25/33[6]	349,873	307,017
Angel Oak Mortgage Trust LLC
2017-3, 2.71% (WAC) due 11/25/47[4,6]	182,695	182,570
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	97,715	102,648
Total Residential Mortgage Backed Securities		96,786,261
Military Housing - 1.4%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 1.93% (WAC) due 11/25/55[4,6]	7,166,924	8,460,027
2015-R1, 6.19% (WAC) due 11/25/52[4,6]	2,062,592	2,378,532
2015-R1, 0.29% (WAC) due 11/25/55[4,6,7]	10,489,340	754,879
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51[4]	2,330,806	2,399,115
2007-ROBS, 6.06% due 10/10/52[4]	467,389	556,325
2007-AETC, 5.75% due 02/10/52[4]	276,135	304,540
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[4]	1,470,217	1,615,087
Total Military Housing		16,468,505
Commercial Mortgage Backed Securities - 1.2%
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37[4,6]	1,000,000	958,751
2020-DUNE, 1.54% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36[4,6]	1,000,000	921,905
GS Mortgage Securities Trust
2020-GC45, 0.68% (WAC) due 02/13/53[6,7]	18,990,711	967,877
2019-GC42, 0.81% (WAC) due 09/01/52[6,7]	14,972,526	895,328
COMM Mortgage Trust
2015-CR24, 0.91% (WAC) due 08/10/48[6,7]	45,492,210	1,453,804
2015-CR26, 1.08% (WAC) due 10/10/48[6,7]	9,211,542	360,276
BENCHMARK Mortgage Trust
2019-B14, 0.92% (WAC) due 12/15/62[6,7]	19,958,553	988,465
2018-B6, 0.59% (WAC) due 10/10/51[6,7]	31,317,439	762,285
Citigroup Commercial Mortgage Trust
2019-GC43, 0.75% (WAC) due 11/10/52[6,7]	19,981,453	910,894
2016-GC37, 1.91% (WAC) due 04/10/49[6,7]	3,677,661	278,444
2016-C2, 1.91% (WAC) due 08/10/49[6,7]	2,423,182	194,506
2016-P5, 1.65% (WAC) due 10/10/49[6,7]	1,927,290	119,517
GRACE Mortgage Trust
2014-GRCE, 3.37% due 06/10/28[4]	1,000,000	1,002,495

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.2% (continued)
Commercial Mortgage Backed Securities - 1.2% (continued)
Bancorp Commercial Mortgage Trust
2018-CR3, 1.44% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[4,6]	1,000,000	$942,511
CSAIL Commercial Mortgage Trust
2019-C15, 1.21% (WAC) due 03/15/52[6,7]	12,467,822	819,620
SG Commercial Mortgage Securities Trust
2016-C5, 2.13% (WAC) due 10/10/48[6,7]	9,586,420	711,460
UBS Commercial Mortgage Trust
2017-C2, 1.23% (WAC) due 08/15/50[6,7]	11,113,152	625,756
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.82% (WAC) due 06/15/49[6,7]	8,681,053	483,347
Morgan Stanley Capital I Trust
2016-UB11, 1.75% (WAC) due 08/15/49[6,7]	7,278,064	470,305
GE Business Loan Trust
2007-1A, 0.36% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[4,6]	403,477	373,022
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.65% (WAC) due 01/15/59[6,7]	4,191,316	242,574
2016-C37, 1.12% (WAC) due 12/15/49[6,7]	3,718,754	129,465
CFCRE Commercial Mortgage Trust
2016-C3, 1.17% (WAC) due 01/10/48[6,7]	5,721,530	262,602
CD Mortgage Trust
2016-CD1, 1.53% (WAC) due 08/10/49[6,7]	2,504,715	150,921
Total Commercial Mortgage Backed Securities		15,026,130
Total Collateralized Mortgage Obligations
(Cost $225,321,591)		230,056,321

ASSET-BACKED SECURITIES†† - 14.2%
Collateralized Loan Obligations - 8.3%
BXMT Ltd.
2020-FL2, 1.09% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/37[4,6]	4,250,000	4,123,862
2020-FL2, 1.59% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 02/16/37[4,6]	2,000,000	1,900,299
MidOcean Credit CLO VII
2020-7A, 2.26% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[4,6]	3,000,000	2,907,613
2020-7A, 2.82% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29[4,6]	2,000,000	1,924,937
2020-7A, 2.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29[4,6]	1,000,000	960,499
Palmer Square Loan Funding Ltd.
2018-4A, 1.29% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[4,6]	3,432,335	3,370,582
2019-3A, 1.23% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[4,6]	1,235,261	1,223,068
2018-4A, 1.84% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[4,6]	1,000,000	966,487
Venture XIV CLO Ltd.
2020-14A, 1.40% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[4,6]	4,250,000	4,106,676
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[4,6]	3,000,000	2,942,444
2020-1A, 2.59% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/20/29[4,6]	1,000,000	964,200

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 14.2% (continued)
Collateralized Loan Obligations - 8.3% (continued)
Golub Capital Partners CLO Ltd.
2018-36A, 1.84% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[4,6]	4,100,000	$3,846,983
LoanCore Issuer Ltd.
2019-CRE2, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[4,6]	2,900,000	2,808,888
2018-CRE1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[4,6]	1,000,000	980,304
THL Credit Wind River CLO Ltd.
2017-2A, 2.09% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[4,6]	3,093,911	3,045,435
2019-1A, 2.10% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[4,6]	654,376	648,749
Wellfleet CLO Ltd.
2020-2A, 2.20% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[4,6]	3,250,000	3,174,508
Denali Capital CLO XI Ltd.
2018-1A, 2.27% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[4,6]	3,000,000	2,929,707
NXT Capital CLO LLC
2017-1A, 2.84% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[4,6]	1,800,000	1,758,179
2018-1A, 2.71% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 04/21/27[4,6]	1,000,000	998,513
Marathon CLO V Ltd.
2017-5A, 1.24% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[4,6]	1,598,539	1,567,470
2017-5A, 1.82% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[4,6]	1,000,000	961,089
Crown Point CLO III Ltd.
2017-3A, 2.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[4,6]	2,000,000	1,952,282
2017-3A, 2.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[4,6]	575,237	565,291
KREF Ltd.
2018-FL1, 1.29% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 06/15/36[4,6]	2,500,000	2,470,318
Venture XII CLO Ltd.
2018-12A, 1.17% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[4,6]	1,279,827	1,250,208
2018-12A, 1.57% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 02/28/26[4,6]	1,000,000	959,825
NewStar Clarendon Fund CLO LLC
2019-1A, 2.29% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[4,6]	2,112,785	2,088,141
MP CLO VIII Ltd.
2018-2A, 1.80% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[4,6]	2,067,256	2,025,822
KVK CLO Ltd.
2017-1A, 2.21% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[4,6]	1,027,730	1,010,969
2018-1A, 1.31% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.00%) due 05/20/29[4,6]	1,000,000	986,539
GPMT Ltd.
2019-FL2, 1.49% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[4,6]	2,000,000	1,966,329
Newfleet CLO Ltd.
2018-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[4,6]	2,000,000	1,952,301
Golub Capital Partners CLO 16 Ltd.
2017-16A, 2.84% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/25/29[4,6]	2,000,000	1,921,884

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 14.2% (continued)
Collateralized Loan Obligations - 8.3% (continued)
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.75% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[4,6]	2,000,000	$1,892,715
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 2.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[4,6]	2,000,000	1,874,837
OCP CLO Ltd.
2020-4A, 2.47% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29[4,6]	1,500,000	1,438,180
2018-7A, 1.74% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 07/20/29[4,6]	357,143	356,933
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 1.77% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[4,6]	1,803,061	1,775,767
BDS Ltd.
2020-FL5, 1.54% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 02/16/37[4,6]	1,000,000	967,439
2018-FL2, 1.14% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[4,6]	594,604	584,773
Canyon CLO Ltd.
2020-1A, 3.15% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/15/28[4,6]	1,500,000	1,488,701
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.04% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[4,6]	1,424,138	1,396,645
STWD Ltd.
2019-FL1, 1.79% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 07/15/38[4,6]	1,000,000	954,915
2019-FL1, 1.59% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/15/38[4,6]	400,000	386,907
Garrison BSL CLO Ltd.
2018-1A, 2.39% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[4,6]	1,300,000	1,284,464
Owl Rock CLO IV Ltd.
2020-4A, 3.17% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[4,6]	1,250,000	1,251,447
Mountain View CLO Ltd.
2018-1A, 2.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[4,6]	1,213,141	1,192,968
BSPRT Issuer Ltd.
2018-FL3, 1.24% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[4,6]	1,027,422	1,014,562
Apres Static CLO 2 Ltd.
2020-1A, 4.18% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/15/28[4,6]	1,000,000	994,071
Hunt CRE Ltd.
2018-FL2, 1.27% (1 Month USD LIBOR + 1.08%, Rate Floor: 1.08%) due 08/15/28[4,6]	1,000,000	985,725
TCP Waterman CLO Ltd.
2016-1A, 2.36% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[4,6]	1,000,000	984,747
MONROE CAPITAL BSL CLO Ltd.
2017-1A, 2.11% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 05/22/27[4,6]	1,000,000	983,244
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[4]	1,000,000	978,630
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	1,000,000	978,066
Diamond CLO Ltd.
2018-1A, 2.60% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[4,6]	1,000,000	968,547

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 14.2% (continued)
Collateralized Loan Obligations - 8.3% (continued)
THL Credit Lake Shore MM CLO I Ltd.
2019-1A, 2.92% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/30[4,6]	1,000,000		$967,288
Northwoods Capital XII-B Ltd.
2018-12BA, 2.16% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31[4,6]	1,000,000		964,265
Shackleton CLO Ltd.
2018-6RA, 2.16% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[4,6]	982,937		956,351
NewStar Fairfield Fund CLO Ltd.
2018-2A, 2.41% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[4,6]	1,000,000		938,797
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[4,10]	1,000,000		764,253
Golub Capital Partners CLO 17 Ltd.
2017-17A, 2.64% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[4,6]	750,000		714,866
Cerberus Loan Funding XXVI, LP
2019-1A, 2.97% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/15/31[4,6]	750,000		711,056
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.94% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[4,6]	636,000		625,607
Avery Point V CLO Ltd.
2017-5A, 2.12% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[4,6]	397,960		395,256
Treman Park CLO Ltd.
2015-1A, due 10/20/28[4,10]	500,000		332,512
Monroe Capital CLO Ltd.
2017-1A, 2.45% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[4,6]	287,681		284,978
Copper River CLO Ltd.
2007-1A, due 01/20/21[8,10]	700,000		74,215
Babson CLO Ltd.
2014-IA, due 07/20/25[4,10]	650,000		11,440
Total Collateralized Loan Obligations			99,735,568
Financial - 2.3%
Station Place Securitization Trust
2020-7, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 12/24/20[4,6]	10,200,000		10,200,000
2019-9, 0.89% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,4,6	1,350,000		1,350,000
Barclays Bank plc
GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20†††,1,6,8	6,400,000		6,400,000
Aesf Vi Verdi, LP
2.15% due 11/25/24†††,1	EUR	5,000,000	5,374,720
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[4]	1,500,000		1,522,808
Madison Avenue Secured Funding Trust
2019-1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,4,6	1,300,000		1,300,000

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 14.2% (continued)
Financial - 2.3% (continued)
Nassau LLC
2019-1, 3.98% due 08/15/34[4]	1,179,797	$1,117,108
Total Financial		27,264,636
Transport-Aircraft - 1.3%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	1,459,605	1,355,298
2017-1, 3.97% due 07/15/42	1,395,618	1,208,294
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	2,869,496	2,558,828
AASET Trust
2020-1A, 3.35% due 01/16/40[4]	1,941,403	1,709,653
2017-1A, 3.97% due 05/16/42[4]	419,019	353,247
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	2,223,750	1,889,036
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	2,111,933	1,846,042
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	2,002,369	1,788,227
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	955,764	872,285
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	765,615	552,776
Raspro Trust
2005-1A, 2.89% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[4,6]	493,339	462,171
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[4]	509,267	448,206
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[8]	422,684	359,548
Total Transport-Aircraft		15,403,611
Net Lease - 0.7%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[4]	2,823,113	2,825,591
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	2,702,339	2,687,334
STORE Master Funding LLC
2014-1A, 5.00% due 04/20/44[4]	1,454,375	1,466,770
Capital Automotive REIT
2020-1A, 3.81% due 02/15/50[4]	1,000,000	1,017,692
2020-1A, 3.48% due 02/15/50[4]	250,000	238,335
Total Net Lease		8,235,722
Transport-Container - 0.6%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[4]	2,115,971	2,090,253
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[4]	1,429,167	1,423,274
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[4]	1,387,188	1,405,287
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[4]	958,333	959,653
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[4]	715,660	710,525
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[4]	510,000	507,267
Total Transport-Container		7,096,259
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[4]	3,750,000	3,616,273
2016-3A, 3.85% due 10/28/33[4]	1,000,000	1,000,267
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[4,6]	133,901	132,541
Total Collateralized Debt Obligations		4,749,081
Whole Business - 0.3%
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[4]	980,000	1,034,498
2015-1A, 4.50% due 06/15/45[4]	428,625	434,613
Domino's Pizza Master Issuer LLC
2017-1A, 2.24% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[4,6]	975,000	966,429

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 14.2% (continued)
Whole Business - 0.3% (continued)
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/07/49[4]	1,000,000	$860,390
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[4]	31,353	31,385
Total Whole Business		3,327,315
Infrastructure - 0.2%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[4]	1,061,692	1,064,239
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[4]	976,667	1,003,656
Diamond Issuer
2020-1A, 2.74% due 07/20/50[4]	1,000,000	1,002,890
Total Infrastructure		3,070,785
Diversified Payment Rights - 0.1%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	1,000,000	1,008,580
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	385,500	394,620
Total Asset-Backed Securities
(Cost $175,178,818)		170,286,177

U.S. GOVERNMENT SECURITIES†† - 7.9%
U.S. Treasury Notes
0.25% due 06/30/25	35,000,000	34,931,641
1.63% due 10/31/26	15,753,000	16,920,322
0.25% due 05/31/25	11,000,000	10,986,680
0.50% due 03/31/25	5,030,000	5,083,640
1.50% due 09/30/24	1,192,000	1,255,511
U.S. Treasury Bonds
due 02/15/50[11]	38,802,000	25,200,640
Total U.S. Government Securities
(Cost $93,885,728)		94,378,434

FEDERAL AGENCY BONDS†† - 3.9%
Residual Funding Corporation Principal Strips
due 04/15/30[11,12]	7,530,000	6,636,803
due 01/15/30[11,12]	4,755,000	4,204,506
Fannie Mae Principal Strips
due 07/15/37[11,12,13]	13,000,000	9,553,661
Freddie Mac Principal Strips
due 07/15/32[11,12,13]	10,550,000	8,854,137
Tennessee Valley Authority Principal Strips
due 01/15/48[11,12]	9,700,000	4,905,323
due 01/15/38[11,12]	4,000,000	2,699,576
Federal Farm Credit Bank Funding Corp.
2.43% due 01/29/37	3,000,000	3,335,773
2.88% due 10/01/40	350,000	405,806
Tennessee Valley Authority
4.25% due 09/15/65	1,300,000	1,951,758
5.38% due 04/01/56	600,000	1,029,391
Freddie Mac
due 01/02/34[11]	1,850,000	1,500,227
U.S. International Development Finance Corp.
due 01/17/26[11]	800,000	863,786
1.79% due 10/15/29	600,000	623,810
Total Federal Agency Bonds
(Cost $38,603,887)		46,564,557

MUNICIPAL BONDS†† - 2.1%
California - 0.8%
State of California General Obligation Unlimited
7.55% due 04/01/39	700,000	1,246,483
7.35% due 11/01/39	650,000	1,093,411
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/44[11]	2,000,000	864,900
due 08/01/41[11]	1,540,000	762,084
due 08/01/46[11]	750,000	297,270
California Institute of Technology
3.65% due 09/01/19	1,600,000	1,767,314
San Dieguito Union High School District General Obligation Unlimited
2.68% due 08/01/36	1,000,000	1,053,520
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/39[11]	1,410,000	730,986
Hillsborough City School District
due 09/01/36[11]	1,000,000	621,340
Cypress School District General Obligation Unlimited
due 08/01/48[11]	1,000,000	391,760
Hanford Joint Union High School District General Obligation Unlimited
due 08/01/39[11]	500,000	255,320
Los Angeles Department of Water & Power System Revenue Bonds
6.17% due 07/01/40	250,000	250,000
Total California		9,334,388

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
MUNICIPAL BONDS†† - 2.1% (continued)
Texas - 0.3%
City of Dallas Texas Waterworks & Sewer System Revenue Revenue Bonds
2.77% due 10/01/40	2,300,000	$2,387,009
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,500,000	1,526,205
Total Texas		3,913,214
Georgia - 0.3%
Emory University
2.97% due 09/01/50	2,000,000	2,147,208
Central Storage Safety Project Trust
4.82% due 02/01/38[8]	1,000,000	1,162,510
Total Georgia		3,309,718
New York - 0.3%
New York Power Authority Revenue Bonds
2.82% due 11/15/39	1,000,000	1,057,220
4.00% due 11/15/45	740,000	875,302
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50	1,000,000	1,073,693
Total New York		3,006,215
North Carolina - 0.1%
Duke University
2.83% due 10/01/55	1,500,000	1,577,970
Idaho - 0.1%
Boise State University Revenue Bonds
3.06% due 04/01/40	1,150,000	1,203,210
Maryland - 0.1%
Johns Hopkins University
2.81% due 01/01/60	1,000,000	1,052,234
Colorado - 0.1%
University of Colorado Revenue Bonds
2.81% due 06/01/48	1,000,000	1,000,000
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	500,000	587,430
Cook County School District No. 155 Calumet City General Obligation Unlimited
5.30% due 12/01/22	5,000	5,446
Total Illinois		592,876
Total Municipal Bonds
(Cost $23,469,990)		24,989,825

SENIOR FLOATING RATE INTERESTS††,6 - 2.3%
Consumer, Non-cyclical - 0.7%
US Foods, Inc.
4.25% (6 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/24/25†††	3,500,000	3,360,000
Bombardier Recreational Products, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 05/24/27	3,300,000	3,319,239
Dole Food Company, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/06/24	670,470	650,356
Packaging Coordinators Midco, Inc.
5.08% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	495,223	483,253
Elanco Animal Health, Inc.
due 02/04/27	400,000	380,668
Total Consumer, Non-cyclical		8,193,516
Consumer, Cyclical - 0.5%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	2,450,000	2,373,438
CHG Healthcare Services, Inc.
4.07% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	1,645,759	1,582,875
BGIS (BIFM CA Buyer, Inc.)
4.11% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/26†††	1,645,844	1,580,010
Bojangles, Inc.
due 01/28/26	466,884	448,208

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,6 - 2.3% (continued)
Consumer, Cyclical - 0.5% (continued)
Whatabrands, LLC
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/26	99,749	$95,323
Packers Sanitation Services, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/04/24	99,744	95,306
Total Consumer, Cyclical		6,175,160
Industrial - 0.3%
Mileage Plus Holdings LLC
due 07/02/27	1,950,000	1,934,556
Vertical (TK Elevator)
due 07/01/27	880,000	862,400
Charter Nex US, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/16/24	299,220	285,713
Beacon Roofing Supply, Inc.
2.43% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/02/25	249,362	236,759
Berlin Packaging LLC
3.18% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	149,618	141,389
Diversitech Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/03/24	99,743	95,005
CPG International LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/06/24	58,070	57,399
Total Industrial		3,613,221
Basic Materials - 0.3%
Illuminate Buyer LLC
due 06/15/27	1,850,000	1,819,475
GrafTech Finance, Inc.
due 02/12/25	1,150,000	1,117,420
PQ Corp.
due 02/08/27	600,000	578,250
Total Basic Materials		3,515,145
Technology - 0.2%
Tech Data Corp.
due 06/30/25	2,000,000	1,979,160
Cologix Holdings, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/20/24	150,000	143,562
Total Technology		2,122,722
Communications - 0.2%
Xplornet Communications Inc.
4.93% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	1,250,000	1,190,625
T-Mobile USA, Inc.
3.18% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/01/27	750,000	748,380
Liberty Cablevision Of Puerto Rico LLC
5.18% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	150,000	148,500
Total Communications		2,087,505
Financial - 0.1%
USI, Inc.
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 12/02/26	1,200,000	1,163,004
Virtu Financial, Inc.
3.19% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/01/26	832,625	810,077
RPI (Royalty Pharma) 2019 Intermediate Finance Trust
1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/11/27	99,500	96,764
Total Financial		2,069,845
Total Senior Floating Rate Interests
(Cost $27,578,983)		27,777,114

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
FOREIGN GOVERNMENT DEBT†† - 1.5%
Government of Japan
(0.18)% due 07/13/20[14]	JPY	1,230,200,000	$11,393,829
(0.23)% due 07/06/20[14]	JPY	742,200,000	6,873,924
Total Foreign Government Debt
(Cost $18,329,176)			18,267,753

	Notional Value
OTC OPTIONS PURCHASED†† - 0.2%
Put options on:
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	500,500,000		1,556,555
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	227,800,000		708,458
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	232,600,000		476,830
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	54,700,000		170,117
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	28,400,000		58,220
Total OTC Options Purchased
(Cost $2,280,524)			2,970,180
Total Investments - 106.6%
(Cost $1,237,903,830)			$1,280,405,346
Other Assets & Liabilities, net - (6.6)%			(79,613,075)
Total Net Assets - 100.0%			$1,200,792,271

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	CDX.NA.IG.34	1.00%	Quarterly	06/20/25	$56,420,000	$645,328	$(1,058,750)	$1,704,078
BofA Securities, Inc.	ICE	CDX.NA.HY.34.V6	5.00%	Quarterly	06/20/25	7,267,500	(43,605)	57,764	(101,369)
							$601,723	$(1,000,986)	$1,602,709

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.65%	Quarterly	06/29/30	$19,400,000	$(20,758)	$455	$(21,213)

Total Return Swap Agreements

Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Bank of America, N.A.	iShares iBoxx $ Investment Grade Corporate Bond ETF	0.55% (1 Month USD LIBOR + 0.36%)	At Maturity	12/21/20	29,800	$4,008,100	$27,118

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	25,520,000	BRL	07/01/21	$6,062,072	$4,686,290	$1,375,782
Goldman Sachs International	7,880,000	BRL	07/01/20	2,046,222	1,450,396	595,826
Bank of America, N.A.	1,042,521,000	JPY	08/02/21	10,287,867	9,727,284	560,583
Citibank N.A., New York	6,480,000	BRL	07/01/20	1,669,070	1,192,711	476,359
Goldman Sachs International	8,600,000	BRL	07/01/21	2,014,759	1,579,236	435,523
Citibank N.A., New York	560,280,000	JPY	07/01/21	5,516,847	5,223,956	292,891
Barclays Bank plc	518,259,000	JPY	07/01/21	5,095,457	4,832,159	263,298
Morgan Stanley Capital Services LLC	520,260,000	JPY	08/02/21	5,106,095	4,854,307	251,788
Citibank N.A., New York	520,260,000	JPY	05/06/21	5,073,727	4,845,982	227,745
JPMorgan Chase Bank, N.A.	3,800,000	BRL	07/01/21	902,720	697,802	204,918
Goldman Sachs International	6,558,825	EUR	07/30/21	7,618,895	7,441,590	177,305
Goldman Sachs International	272,035,950	JPY	12/20/21	2,687,837	2,546,227	141,610
Goldman Sachs International	20,150,410	ILS	08/01/22	6,078,555	5,938,861	139,694
JPMorgan Chase Bank, N.A.	6,317,025	EUR	07/30/21	7,290,921	7,167,246	123,675
Barclays Bank plc	208,104,000	JPY	06/01/21	2,037,039	1,939,272	97,767
Goldman Sachs International	1,230,200,000	JPY	07/13/20	11,471,444	11,395,069	76,375
Goldman Sachs International	10,254,600	ILS	01/31/22	3,039,863	3,013,657	26,206
Goldman Sachs International	149,000,000	JPY	07/06/20	1,396,997	1,380,024	16,973
Goldman Sachs International	23,694,600	ILS	04/30/21	6,937,801	6,925,396	12,405
Bank of America, N.A.	4,156,700	ILS	01/31/22	1,232,345	1,221,585	10,760
Bank of America N.A.	606,000	ILS	04/30/21	179,715	177,120	2,595
Goldman Sachs International	6,133,991	ILS	02/01/21	1,786,930	1,785,911	1,019
Goldman Sachs International	48,825	EUR	07/30/20	55,500	54,914	586
Goldman Sachs International	149,590	ILS	07/30/21	44,391	43,852	539
Goldman Sachs International	150,410	ILS	07/31/20	43,781	43,495	286
JPMorgan Chase Bank, N.A.	47,025	EUR	07/30/20	53,139	52,889	250
Bank of America, N.A.	521,000	JPY	02/01/21	5,090	4,845	245
Bank of America, N.A.	216,700	ILS	02/01/21	63,316	63,092	224
Bank of America, N.A.	521,000	JPY	08/03/20	5,036	4,827	209
Citibank N.A., New York	280,000	JPY	01/04/21	2,732	2,602	130
Barclays Bank plc	259,000	JPY	01/04/21	2,523	2,407	116
Citibank N.A., New York	280,000	JPY	07/01/20	2,704	2,593	111
Morgan Stanley Capital Services LLC	260,000	JPY	02/01/21	2,525	2,418	107
Barclays Bank plc	259,000	JPY	07/01/20	2,499	2,399	100
Citibank N.A., New York	260,000	JPY	11/02/20	2,508	2,413	95
Morgan Stanley Capital Services LLC	260,000	JPY	08/03/20	2,499	2,409	90
Goldman Sachs International	135,950	JPY	06/21/21	1,329	1,267	62
Goldman Sachs International	135,950	JPY	12/21/20	1,315	1,263	52
Barclays Bank plc	104,000	JPY	12/01/20	1,007	966	41
Citibank N.A., New York	594	ILS	02/01/21	168	173	(5)
Goldman Sachs International	115,816	ILS	02/01/21	33,560	33,720	(160)
Goldman Sachs International	2,215,500	ILS	01/31/22	650,470	651,099	(629)
Citibank N.A., New York	4,141,000	ILS	04/30/21	1,209,581	1,210,321	(740)
Bank of America, N.A.	1,616,000	ILS	04/30/21	469,972	472,320	(2,348)
JPMorgan Chase Bank, N.A.	4,797,000	EUR	09/30/20	5,395,421	5,402,836	(7,415)
Citibank N.A., New York	593,200,000	JPY	07/06/20	5,452,807	5,494,161	(41,354)
						$5,461,689

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	20,150,410	ILS	08/01/22	$5,413,139	$5,938,861	$525,722
Goldman Sachs International	16,626,800	ILS	01/31/22	4,529,325	4,886,340	357,015
Goldman Sachs International	15,028,800	ILS	04/30/21	4,191,666	4,392,578	200,912
JPMorgan Chase Bank, N.A.	15,028,800	ILS	04/30/21	4,234,657	4,392,578	157,921
Goldman Sachs International	6,467,101	ILS	02/01/21	1,805,123	1,882,896	77,773
Goldman Sachs International	149,590	ILS	07/30/21	40,136	43,852	3,716
Goldman Sachs International	150,410	ILS	07/31/20	39,791	43,495	3,704
JPMorgan Chase Bank, N.A.	104,000	JPY	12/01/20	971	966	(5)
Goldman Sachs International	260,000	JPY	11/02/20	2,424	2,413	(11)
Barclays Bank plc	135,950	JPY	12/21/20	1,280	1,263	(17)
Barclays Bank plc	135,950	JPY	06/21/21	1,288	1,267	(21)
JPMorgan Chase Bank, N.A.	781,000	JPY	08/03/20	7,319	7,236	(83)
JPMorgan Chase Bank, N.A.	781,000	JPY	02/01/21	7,358	7,263	(95)
JPMorgan Chase Bank, N.A.	539,000	JPY	07/01/20	5,201	4,992	(209)
JPMorgan Chase Bank, N.A.	539,000	JPY	01/04/21	5,233	5,010	(223)
Goldman Sachs International	95,850	EUR	07/30/20	108,737	107,803	(934)
JPMorgan Chase Bank, N.A.	208,104,000	JPY	06/01/21	1,953,112	1,939,273	(13,839)
Goldman Sachs International	520,260,000	JPY	05/06/21	4,876,828	4,845,982	(30,846)
Barclays Bank plc	272,035,950	JPY	12/20/21	2,593,041	2,546,227	(46,814)
JPMorgan Chase Bank, N.A.	12,703,000	BRL	07/01/21	2,461,822	2,332,678	(129,144)
Goldman Sachs International	12,875,850	EUR	07/30/21	14,775,038	14,608,836	(166,202)
Goldman Sachs International	14,360,000	BRL	07/01/20	2,825,347	2,643,107	(182,240)
Citibank N.A., New York	25,217,000	BRL	07/01/21	4,835,975	4,630,650	(205,325)
JPMorgan Chase Bank, N.A.	1,562,781,000	JPY	08/02/21	14,794,860	14,581,591	(213,269)
JPMorgan Chase Bank, N.A.	1,078,539,000	JPY	07/01/21	10,531,064	10,056,115	(474,949)
						$(137,463)

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $12,783,300, (cost $12,822,405) or 1.1% of total net assets.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $389,322,175 (cost $388,557,045), or 32.4% of total net assets.
[5]	Perpetual maturity.
[6]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Security is an interest-only strip.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $18,773,806 (cost $18,781,563), or 1.6% of total net assets — See Note 6.
[9]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2020. See table below for additional step information for each security.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]	Zero coupon rate security.
[12]	Security is a principal-only strip.
[13]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2020, the total market value of segregated or earmarked securities was $18,407,798 — See Note 2.
[14]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America

BRL — Brazilian Real

CDX.NA.HY.34.V6 — Credit Default Swap North American High Yield Series 34 Index Version 6

CDX.NA.IG.34 — Credit Default Swap North American Investment Grade Series 34 Index

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EUR — Euro

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

SARL — Société à Responsabilité Limitée

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$—	*	$—
Preferred Stocks	—	3,009,728	—	*	3,009,728
Exchange-Traded Funds	66,468,592	—	—		66,468,592
Money Market Fund	74,938,590	—	—		74,938,590
Corporate Bonds	—	517,312,559	3,385,516		520,698,075
Collateralized Mortgage Obligations	—	230,056,321	—		230,056,321
Asset-Backed Securities	—	154,852,877	15,433,300		170,286,177
U.S. Government Securities	—	94,378,434	—		94,378,434
Federal Agency Bonds	—	46,564,557	—		46,564,557
Municipal Bonds	—	24,989,825	—		24,989,825
Senior Floating Rate Interests	—	22,837,104	4,940,010		27,777,114
Foreign Government Debt	—	18,267,753	—		18,267,753
Options Purchased	—	2,970,180	—		2,970,180
Credit Default Swap Agreements**	—	1,704,078	—		1,704,078
Total Return Swap Agreements**	—	27,118	—		27,118
Forward Foreign Currency Exchange Contracts**	—	6,841,103	—		6,841,103
Total Assets	$141,407,182	$1,123,811,637	$23,758,826		$1,288,977,645

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$101,369	$—	$101,369
Interest Rate Swap Agreements**	—	21,213	—	21,213
Forward Foreign Currency Exchange Contracts**	—	1,516,877	—	1,516,877
Total Liabilities	$—	$1,639,459	$—	$1,639,459

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $13,505,611 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$6,400,000	Model Price	Purchase Price	—	—
Asset-Backed Securities	6,383,300	Yield Analysis	Yield	3.4%-3.5%	3.4%
Asset-Backed Securities	2,650,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	3,385,516	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	4,940,010	Third Party Pricing	Broker Quote	—	—
Total Assets	$23,758,826

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2020, the Fund had securities with a total value of $1,350,000 transfer into Level 3 from Level 2 due to the lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2020:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$9,617,851	$4,988,695	$-	$-	$14,606,546	$(929)
Purchases/(Receipts)	13,122,405	(5,103,125)	3,400,000	4,836,000	16,255,280	-
(Sales, maturities and paydowns)/Fundings	(8,586,038)	-	-	(4,156)	(8,590,194)	800
Amortization of premiums/discounts	-	-	-	8,555	8,555	-
Total realized gains (losses) included in earnings	3,554	-	-	39	3,593	(600)
Total change in unrealized appreciation (depreciation) included in earnings	(74,472)	114,430	(14,484)	99,572	125,046	729
Transfers into Level 3	1,350,000	-	-	-	1,350,000	-
Ending Balance	$15,433,300	$-	$3,385,516	$4,940,010	$23,758,826	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2020	$(71,866)	$-	$(14,484)	$99,572	$13,222	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Floating Rate Strategies Fund — R6-Class	$2,544,445	$4,106	$(2,529,943)	$(100,065)	$81,457	$–	–	$4,107

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 97.2%
Financial - 24.9%
Bank of America Corp.	39,699	$942,851
Citigroup, Inc.	13,114	670,125
JPMorgan Chase & Co.	6,526	613,836
Berkshire Hathaway, Inc. — Class B*	3,256	581,229
Allstate Corp.	3,930	381,171
Wells Fargo & Co.	12,989	332,518
Truist Financial Corp.	8,338	313,092
Morgan Stanley	6,187	298,832
Equity Commonwealth REIT	8,525	274,505
MetLife, Inc.	7,360	268,787
Principal Financial Group, Inc.	6,393	265,565
Voya Financial, Inc.	5,629	262,593
Prudential Financial, Inc.	4,099	249,629
Hartford Financial Services Group, Inc.	5,741	221,316
Medical Properties Trust, Inc. REIT	11,253	211,556
Loews Corp.	6,167	211,466
Zions Bancorp North America	5,552	188,768
Mastercard, Inc. — Class A	531	157,017
Charles Schwab Corp.	4,430	149,468
Gaming and Leisure Properties, Inc. REIT	4,188	144,905
Regions Financial Corp.	12,450	138,444
KeyCorp	10,260	124,967
American International Group, Inc.	3,078	95,972
Jones Lang LaSalle, Inc.	926	95,804
BOK Financial Corp.	1,601	90,361
Howard Hughes Corp.*	1,589	82,548
Park Hotels & Resorts, Inc. REIT	5,269	52,110
Total Financial		7,419,435
Consumer, Non-cyclical - 20.1%
Johnson & Johnson	4,870	684,868
Pfizer, Inc.	19,990	653,673
Humana, Inc.	1,174	455,218
Quest Diagnostics, Inc.	3,627	413,333
McKesson Corp.	2,560	392,755
Alexion Pharmaceuticals, Inc.*	3,317	372,300
Tyson Foods, Inc. — Class A	5,849	349,244
Archer-Daniels-Midland Co.	8,690	346,731
HCA Healthcare, Inc.	3,443	334,178
Medtronic plc	3,632	333,055
Merck & Company, Inc.	3,733	288,673
Amgen, Inc.	1,160	273,598
Encompass Health Corp.	4,310	266,918
Zimmer Biomet Holdings, Inc.	2,098	250,417
Procter & Gamble Co.	1,625	194,301
Ingredion, Inc.	2,163	179,529
Bunge Ltd.	4,271	175,666
Total Consumer, Non-cyclical		5,964,457
Communications - 9.2%
Verizon Communications, Inc.	16,953	934,619
Comcast Corp. — Class A	13,991	545,369
Cisco Systems, Inc.	7,671	357,776
F5 Networks, Inc.*	2,154	300,440
Juniper Networks, Inc.	7,162	163,723
T-Mobile US, Inc.*	1,548	161,224
Walt Disney Co.	1,396	155,668
AT&T, Inc.	3,982	120,376
Total Communications		2,739,195
Consumer, Cyclical - 8.8%
Walmart, Inc.	4,354	521,522
DR Horton, Inc.	7,119	394,748
Home Depot, Inc.	1,565	392,048
Southwest Airlines Co.	8,084	276,311
PACCAR, Inc.	3,462	259,131
LKQ Corp.*	9,048	237,058
Lear Corp.	2,052	223,709
Penske Automotive Group, Inc.*	4,232	163,821
PVH Corp.	2,358	113,302
Macy's, Inc.	3,086	21,232
Total Consumer, Cyclical		2,602,882
Technology - 8.0%
Micron Technology, Inc.*	12,124	624,628
Skyworks Solutions, Inc.	3,268	417,847
Apple, Inc.	1,120	408,576
Intel Corp.	6,148	367,835
Qorvo, Inc.*	2,268	250,682
Amdocs Ltd.	2,777	169,064
International Business Machines Corp.	1,225	147,943
Total Technology		2,386,575
Energy - 7.5%
Chevron Corp.	6,513	581,155
ConocoPhillips	9,454	397,257
Marathon Petroleum Corp.	8,497	317,618
Cabot Oil & Gas Corp. — Class A	15,688	269,520
Exxon Mobil Corp.	4,271	190,999
Marathon Oil Corp.	27,332	167,272
Range Resources Corp.	26,545	149,448
Parsley Energy, Inc. — Class A	13,541	144,618
Total Energy		2,217,887
Utilities - 7.1%
Exelon Corp.	13,360	484,834
Public Service Enterprise Group, Inc.	8,648	425,136
Duke Energy Corp.	3,801	303,662
Pinnacle West Capital Corp.	4,002	293,307
Edison International	4,975	270,192
NiSource, Inc.	8,523	193,813
PPL Corp.	5,782	149,407
Total Utilities		2,120,351
Basic Materials - 6.9%
Freeport-McMoRan, Inc.	42,277	489,145
Huntsman Corp.	25,418	456,761
Nucor Corp.	6,947	287,675
Westlake Chemical Corp.	4,284	229,837
Reliance Steel & Aluminum Co.	1,872	177,709
Olin Corp.	15,161	174,200
DuPont de Nemours, Inc.	2,932	155,777
Dow, Inc.	2,118	86,330
Total Basic Materials		2,057,434
Industrial - 4.7%
Knight-Swift Transportation Holdings, Inc.	7,758	323,586
FedEx Corp.	1,864	261,370
Owens Corning	4,281	238,709
Valmont Industries, Inc.	1,520	172,702

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 97.2% (continued)
Industrial - 4.7% (continued)
Lockheed Martin Corp.	421	$153,631
Johnson Controls International plc	4,235	144,583
General Electric Co.	16,349	111,664
Total Industrial		1,406,245
Total Common Stocks
(Cost $29,425,800)		28,914,461

RIGHTS† - 0.0%
Communications - 0.0%
T-Mobile US, Inc.
Expires 07/27/20*	1,723	289
Total Rights
(Cost $–)		289

MONEY MARKET FUND† - 2.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[1]	859,255	859,255
Total Money Market Fund
(Cost $859,255)		859,255
Total Investments - 100.1%
(Cost $30,285,055)		$29,774,005
Other Assets & Liabilities, net - (0.1)%		(20,702)
Total Net Assets - 100.0%		$29,753,303

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2020.

plc — Public Limited Company

REIT— Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,914,461	$—	$—	$28,914,461
Rights	289	—	—	289
Money Market Fund	859,255	—	—	859,255
Total Assets	$29,774,005	$—	$—	$29,774,005

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
EXCHANGE-TRADED FUNDS† - 0.3%
iShares iBoxx High Yield Corporate Bond ETF	120,650	$9,847,453
Total Exchange-Traded Funds
(Cost $9,049,817)		9,847,453

MUTUAL FUNDS† - 2.8%
Guggenheim Strategy Fund III[1]	1,171,994	29,065,448
Guggenheim Strategy Fund II1	1,172,295	28,990,845
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,895,569	28,724,048
Total Mutual Funds
(Cost $86,071,417)		86,780,341

MONEY MARKET FUND† - 3.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[2]	95,283,686	95,283,686
Total Money Market Fund
(Cost $95,283,686)		95,283,686

	Face Amount~
CORPORATE BONDS†† - 37.4%
Financial - 15.7%
Wells Fargo & Co.
1.38% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	29,450,000	29,539,309
2.88% due 10/30/30[4]	25,000,000	26,744,828
2.57% due 02/11/31[4]	2,240,000	2,343,819
Santander UK plc
0.97% (3 Month USD LIBOR + 0.62%) due 06/01/21[3]	30,740,000	30,841,018
American International Group, Inc.
2.50% due 06/30/25	26,630,000	28,190,301
Bank of America Corp.
2.59% due 04/29/31[4]	19,650,000	20,792,561
2.08% (3 Month USD LIBOR + 0.65%) due 10/01/21[3]	4,200,000	4,203,263
Citizens Bank North America/Providence RI
2.25% due 04/28/25	20,000,000	21,223,876
Barclays Bank plc
1.70% due 05/12/22	18,450,000	18,781,351
Reliance Standard Life Global Funding II
2.75% due 05/07/25[5]	17,890,000	18,268,117
Mitsubishi UFJ Financial Group, Inc.
1.64% (3 Month USD LIBOR + 0.65%) due 07/26/21[3]	11,450,000	11,490,097
1.37% (3 Month USD LIBOR + 1.06%) due 09/13/21[3]	5,068,000	5,109,172
2.23% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	247,000	249,742
Citibank North America
1.61% (3 Month USD LIBOR + 0.57%) due 07/23/21[3]	16,390,000	16,466,443
Cooperatieve Rabobank UA
1.34% due 06/24/26[4,5]	15,000,000	15,026,298
Equitable Financial Life Global Funding
1.40% due 07/07/25[5]	15,000,000	14,972,550
Svenska Handelsbanken AB
0.83% (3 Month USD LIBOR + 0.47%) due 05/24/21[3]	13,500,000	13,547,937
3.35% due 05/24/21	1,179,000	1,208,939
Regions Financial Corp.
2.25% due 05/18/25	14,000,000	14,661,497
UBS Group AG
2.95% due 09/24/20[5]	7,670,000	7,713,058
3.09% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[3,5]	5,700,000	5,776,133
1.74% (3 Month USD LIBOR + 1.44%) due 09/24/20[3,5]	1,000,000	1,003,057
Citigroup, Inc.
2.57% due 06/03/31[4]	12,850,000	13,290,246
BlackRock, Inc.
1.90% due 01/28/31	12,600,000	12,865,392
Lincoln National Corp.
3.40% due 01/15/31	11,590,000	12,579,839
Standard Chartered Bank
0.96% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	10,170,000	10,173,725
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[5]	10,000,000	10,023,931
Charles Schwab Corp.
5.38%[4,6]	8,650,000	9,240,968
First American Financial Corp.
4.00% due 05/15/30	7,860,000	8,618,409
Goldman Sachs Group, Inc.
3.50% due 04/01/25	6,900,000	7,565,902
1.51% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	1,000,000	1,001,280

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 37.4% (continued)
Financial - 15.7% (continued)
KKR Group Finance Company VI LLC
3.75% due 07/01/29[5]	7,040,000	$8,082,022
Markel Corp.
6.00%[4,6]	7,210,000	7,336,175
Morgan Stanley
2.19% due 04/28/26[4]	7,000,000	7,288,464
Prudential plc
3.13% due 04/14/30	6,640,000	7,139,998
Fifth Third Bancorp
2.55% due 05/05/27	5,060,000	5,420,660
Manulife Financial Corp.
2.48% due 05/19/27	5,030,000	5,267,517
Westpac Banking Corp.
2.16% (3 Month USD LIBOR + 0.85%) due 01/11/22[3]	5,000,000	5,040,499
Deloitte LLP
3.46% due 05/07/27†††	4,500,000	4,508,865
Alexandria Real Estate Equities, Inc.
4.90% due 12/15/30	3,500,000	4,359,294
Iron Mountain, Inc.
5.00% due 07/15/28[5]	4,175,000	4,090,247
Apollo Management Holdings, LP
4.00% due 05/30/24[5]	1,846,000	2,004,516
4.40% due 05/27/26[5]	1,200,000	1,348,185
Bank of New York Mellon Corp.
4.70%[4,6]	3,010,000	3,130,400
Essex Portfolio, LP
5.20% due 03/15/21	2,650,000	2,692,692
CNA Financial Corp.
4.50% due 03/01/26	2,298,000	2,599,159
Crown Castle International Corp.
3.30% due 07/01/30	2,188,000	2,406,476
Loews Corp.
3.20% due 05/15/30	2,140,000	2,312,627
NFP Corp.
7.00% due 05/15/25[5]	2,200,000	2,310,000
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,060,000	2,235,931
Lloyds Bank Corporate Markets plc NY
0.91% (3 Month USD LIBOR + 0.37%) due 08/05/20[3]	2,070,000	2,070,820
Sumitomo Mitsui Financial Group, Inc.
1.99% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,000,000	1,009,943
2.28% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	702,000	708,596
Assurant, Inc.
1.53% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	1,592,000	1,591,998
Mizuho Financial Group, Inc.
1.45% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	1,500,000	1,513,532
Weyerhaeuser Co.
4.00% due 04/15/30	912,000	1,032,101
SBA Communications Corp.
4.00% due 10/01/22	1,000,000	1,010,000
Trinity Acquisition plc
4.40% due 03/15/26	881,000	1,003,619
UBS AG
0.83% (3 Month USD LIBOR + 0.48%) due 12/01/20[3,5]	1,000,000	1,001,440
Total Financial		484,028,834
Consumer, Non-cyclical - 6.3%
Sysco Corp.
5.65% due 04/01/25	20,550,000	23,987,343
Express Scripts Holding Co.
1.11% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	21,875,000	21,876,596
General Mills, Inc.
1.72% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	20,750,000	20,792,952
Zimmer Biomet Holdings, Inc.
1.07% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	11,050,000	11,048,075
3.55% due 03/20/30	5,350,000	5,782,664
3.05% due 01/15/26	400,000	429,804
CoStar Group, Inc.
2.80% due 07/15/30[5]	15,280,000	15,637,042
Biogen, Inc.
2.25% due 05/01/30	15,250,000	15,374,463
Constellation Brands, Inc.
2.88% due 05/01/30	10,500,000	11,125,137
CVS Health Corp.
1.03% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	9,200,000	9,234,960
Altria Group, Inc.
2.35% due 05/06/25	8,000,000	8,406,514
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 06/01/30	6,550,000	7,365,031
McCormick & Company, Inc.
2.50% due 04/15/30	7,000,000	7,302,160
Coca-Cola European Partners plc
3.50% due 09/15/20	7,000,000	7,041,716

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 37.4% (continued)
Consumer, Non-cyclical - 6.3% (continued)
Alcon Finance Corp.
2.60% due 05/27/30[5]	5,910,000	$6,058,245
Kraft Heinz Foods Co.
3.88% due 05/15/27[5]	2,700,000	2,821,469
4.25% due 03/01/31[5]	2,300,000	2,438,674
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,823,199
Thermo Fisher Scientific, Inc.
4.13% due 03/25/25	4,200,000	4,788,724
Cigna Corp.
0.95% (3 Month USD LIBOR + 0.65%) due 09/17/21[3]	4,100,000	4,100,184
ADT Security Corp.
3.50% due 07/15/22	3,096,000	3,077,424
US Foods, Inc.
6.25% due 04/15/25[5]	2,200,000	2,238,500
Total Consumer, Non-cyclical		195,750,876
Industrial - 4.6%
Boeing Co.
4.88% due 05/01/25	50,000,000	54,490,182
Siemens Financieringsmaatschappij N.V.
0.93% (3 Month USD LIBOR + 0.61%) due 03/16/22[3,5]	20,410,000	20,488,170
FedEx Corp.
3.80% due 05/15/25	9,100,000	10,115,663
4.25% due 05/15/30	4,350,000	4,968,257
Aviation Capital Group LLC
2.88% due 01/20/22[5]	8,000,000	7,645,624
BAE Systems plc
3.40% due 04/15/30[5]	6,950,000	7,569,714
Rolls-Royce plc
2.38% due 10/14/20[5]	6,550,000	6,536,442
Ryder System, Inc.
3.35% due 09/01/25	4,770,000	5,082,201
3.75% due 06/09/23	1,350,000	1,440,593
Owens Corning
3.88% due 06/01/30	5,910,000	6,310,333
Textron, Inc.
1.00% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	5,700,000	5,682,756
IDEX Corp.
3.00% due 05/01/30	4,100,000	4,278,380
GATX Corp.
4.00% due 06/30/30	2,550,000	2,729,626
Xylem, Inc.
1.95% due 01/30/28	2,050,000	2,067,581
Howmet Aerospace, Inc.
6.88% due 05/01/25	900,000	976,375
Total Industrial		140,381,897
Consumer, Cyclical - 3.1%
Walgreens Boots Alliance, Inc.
3.20% due 04/15/30	13,950,000	14,411,803
Starbucks Corp.
2.55% due 11/15/30	13,300,000	13,951,006
Marriott International, Inc.
4.63% due 06/15/30	7,320,000	7,595,344
5.75% due 05/01/25	5,610,000	6,094,464
Delta Air Lines, Inc.
7.00% due 05/01/25[5]	12,550,000	12,954,964
VF Corp.
2.80% due 04/23/27	11,650,000	12,332,450
Hyatt Hotels Corp.
5.38% due 04/23/25	4,880,000	5,171,138
5.75% due 04/23/30	4,320,000	4,749,928
Lowe's Companies, Inc.
4.50% due 04/15/30	5,400,000	6,624,683
BorgWarner, Inc.
2.65% due 07/01/27	4,610,000	4,729,837
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	3,350,000	3,358,375
Dollar General Corp.
3.50% due 04/03/30	2,050,000	2,302,647
Aramark Services, Inc.
6.38% due 05/01/25[5]	1,900,000	1,961,997
5.00% due 02/01/28[5]	275,000	261,250
Performance Food Group, Inc.
6.88% due 05/01/25[5]	375,000	387,187
Total Consumer, Cyclical		96,887,073
Communications - 2.8%
ViacomCBS, Inc.
4.95% due 01/15/31	13,560,000	16,012,589
4.75% due 05/15/25	6,860,000	7,843,566
4.20% due 05/19/32	4,100,000	4,610,010
Walt Disney Co.
2.65% due 01/13/31	12,720,000	13,478,859
AT&T, Inc.
2.30% due 06/01/27	9,000,000	9,317,434
Level 3 Financing, Inc.
4.25% due 07/01/28[5]	2,775,000	2,771,809
5.13% due 05/01/23	2,623,000	2,623,000
5.63% due 02/01/23	800,000	800,560
T-Mobile USA, Inc.
3.50% due 04/15/25[5]	5,000,000	5,441,950
3.88% due 04/15/30[5]	540,000	600,999
Sirius XM Radio, Inc.
3.88% due 08/01/22[5]	3,527,000	3,553,840
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	3,250,000	3,292,320
Booking Holdings, Inc.
4.50% due 04/13/27	2,500,000	2,871,412
Altice France S.A.
7.38% due 05/01/26[5]	2,650,000	2,763,420
Fox Corp.
3.05% due 04/07/25	1,360,000	1,471,825
3.50% due 04/08/30	1,080,000	1,206,027

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 37.4% (continued)
Communications - 2.8% (continued)
Verizon Communications, Inc.
3.00% due 03/22/27	2,100,000	$2,329,612
Dolya Holdco 18 DAC
5.00% due 07/15/28[5]	1,850,000	1,826,320
Thomson Reuters Corp.
3.35% due 05/15/26	1,550,000	1,684,442
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[5]	509,375	515,579
Total Communications		85,015,573
Technology - 1.8%
NetApp, Inc.
2.38% due 06/22/27	17,800,000	18,077,744
Infor, Inc.
1.75% due 07/15/25[5]	13,800,000	13,857,655
1.45% due 07/15/23[5]	1,100,000	1,109,083
Microchip Technology, Inc.
2.67% due 09/01/23[5]	14,500,000	14,924,590
Broadcom, Inc.
4.15% due 11/15/30[5]	5,790,000	6,291,887
Leidos, Inc.
3.63% due 05/15/25[5]	1,950,000	2,124,934
Total Technology		56,385,893
Energy - 1.8%
Marathon Petroleum Corp.
3.40% due 12/15/20	9,800,000	9,893,252
Phillips 66
0.96% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	8,700,000	8,686,997
BP Capital Markets plc
4.88%[4,6]	7,500,000	7,743,750
Exxon Mobil Corp.
2.61% due 10/15/30	7,100,000	7,600,841
BP Capital Markets America, Inc.
3.63% due 04/06/30	5,400,000	6,127,468
Sabine Pass Liquefaction LLC
4.50% due 05/15/30[5]	3,680,000	4,085,551
Equinor ASA
1.75% due 01/22/26	3,500,000	3,585,032
Valero Energy Corp.
2.85% due 04/15/25	1,750,000	1,846,733
2.70% due 04/15/23	500,000	518,764
Magellan Midstream Partners, LP
3.25% due 06/01/30	2,120,000	2,244,811
Reliance Holding USA, Inc.
4.50% due 10/19/20[5]	2,000,000	2,015,500
Total Energy		54,348,699
Basic Materials - 0.9%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[5]	14,960,000	16,068,627
Nucor Corp.
2.00% due 06/01/25	5,000,000	5,177,810
DuPont de Nemours, Inc.
2.17% due 05/01/23	4,030,000	4,108,734
Steel Dynamics, Inc.
2.40% due 06/15/25	1,050,000	1,081,394
Total Basic Materials		26,436,565
Utilities - 0.4%
NextEra Energy Capital Holdings, Inc.
0.76% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	10,010,000	10,018,064
AES Corp.
3.30% due 07/15/25[5]	3,250,000	3,346,882
Total Utilities		13,364,946
Total Corporate Bonds
(Cost $1,107,765,669)		1,152,600,356

ASSET-BACKED SECURITIES†† - 27.3%
Collateralized Loan Obligations - 17.1%
Shackleton CLO Ltd.
2017-8A, 2.06% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[3,5]	71,529,872	70,721,205
Palmer Square Loan Funding Ltd.
2018-4A, 1.29% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[3,5]	20,718,819	20,346,057
2019-3A, 1.23% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[3,5]	5,558,673	5,503,808
2018-4A, 1.84% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[3,5]	3,500,000	3,382,706
Marathon CLO V Ltd.
2017-5A, 1.24% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[3,5]	29,490,725	28,917,543
MP CLO VIII Ltd.
2018-2A, 1.80% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[3,5]	28,471,747	27,901,096
Golub Capital Partners CLO Ltd.
2018-36A, 1.84% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[3,5]	27,500,000	25,802,936

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 27.3% (continued)
Collateralized Loan Obligations - 17.1% (continued)
LoanCore Issuer Ltd.
2018-CRE1, 1.32% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[3,5]	8,795,000	$8,718,071
2019-CRE2, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[3,5]	8,550,000	8,281,377
2018-CRE1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[3,5]	3,500,000	3,431,064
Midocean Credit CLO VII
2020-7A, 2.26% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[3,5]	20,500,000	19,868,690
BXMT Ltd.
2020-FL2, 1.09% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/37[3,5]	17,000,000	16,495,447
2020-FL2, 1.59% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 02/16/37[3,5]	2,000,000	1,900,299
GPMT Ltd.
2019-FL2, 1.49% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[3,5]	16,100,000	15,828,945
Garrison BSL CLO Ltd.
2018-1A, 2.39% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[3,5]	15,770,000	15,581,536
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.04% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[3,5]	15,558,713	15,258,346
2012-1A, 3.39% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[3,5]	270,089	268,735
Venture XIV CLO Ltd.
2020-14A, 1.40% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[3,5]	15,000,000	14,494,149
Owl Rock CLO IV Ltd.
2020-4A, 3.17% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[3,5]	14,250,000	14,266,493
Venture XII CLO Ltd.
2018-12A, 1.17% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[3,5]	14,017,155	13,692,751
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 2.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,5]	13,450,000	12,608,280
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 1.77% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[3,5]	12,503,833	12,314,555
THL Credit Wind River CLO Ltd.
2017-2A, 2.09% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[3,5]	12,182,276	11,967,698
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[3,5]	12,000,000	11,769,774
Mountain View CLO Ltd.
2018-1A, 2.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[3,5]	10,943,030	10,761,063
NewStar Clarendon Fund CLO LLC
2019-1A, 2.29% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[3,5]	9,942,519	9,826,547
Telos CLO Ltd.
2017-6A, 2.41% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[3,5]	9,239,293	9,133,022

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 27.3% (continued)
Collateralized Loan Obligations - 17.1% (continued)
Grand Avenue CRE Ltd.
2020-FL2, 2.63% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[3,5]	8,750,000	$8,771,872
Flagship CLO VIII Ltd.
2018-8A, 2.03% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/16/26[3,5]	8,669,366	8,611,373
NXT Capital CLO LLC
2017-1A, 2.84% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[3,5]	7,700,000	7,521,100
KREF Ltd.
2018-FL1, 1.29% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 06/15/36[3,5]	7,500,000	7,410,953
BSPRT Issuer Ltd.
2018-FL3, 1.24% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[3,5]	3,287,751	3,246,597
2018-FL4, 1.24% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[3,5]	3,250,000	3,184,970
NewStar Fairfield Fund CLO Ltd.
2018-2A, 2.41% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[3,5]	6,600,000	6,196,061
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.75% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[3,5]	6,500,000	6,151,324
Diamond CLO Ltd.
2018-1A, 2.60% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[3,5]	6,000,000	5,811,280
Crown Point CLO III Ltd.
2017-3A, 2.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[3,5]	4,987,302	4,901,073
Seneca Park CLO Limited
2017-1A, 2.64% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[3,5]	4,000,000	3,952,664
2017-1A, 2.26% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[3,5]	455,442	454,492
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[5]	4,500,000	4,403,836
KVK CLO Ltd.
2018-1A, 1.08% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 05/20/29[3,5]	2,272,720	2,261,834
2017-1A, 2.21% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[3,5]	2,137,679	2,102,815
TCP Waterman CLO Ltd.
2016-1A, 2.36% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[3,5]	4,000,000	3,938,989
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[5]	4,000,000	3,912,266
Marathon CLO VII Ltd.
2017-7A, 2.54% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[3,5]	3,000,000	2,958,638
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.94% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,5]	2,982,000	2,933,272
Newfleet CLO Ltd.
2018-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[3,5]	3,000,000	2,928,452
Newstar Commercial Loan Funding LLC
2017-1A, 2.81% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 03/20/27[3,5]	3,000,000	2,922,305
HPS Loan Management Ltd.
2019-19, 1.59% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/25/30[3,5]	2,857,143	2,839,893

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 27.3% (continued)
Collateralized Loan Obligations - 17.1% (continued)
West CLO Ltd.
2017-1A, 2.06% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[3,5]	2,678,725		$2,665,227
Avery Point V CLO Ltd.
2017-5A, 2.12% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[3,5]	2,507,151		2,490,111
Golub Capital Partners CLO 17 Ltd.
2017-17A, 2.64% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[3,5]	2,500,000		2,382,887
Monroe Capital CLO Ltd.
2017-1A, 2.45% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[3,5]	2,330,218		2,308,325
Northwoods Capital XII-B Ltd.
2018-12BA, 1.06% (3 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 06/15/31[3,5]	2,187,500		2,160,504
Oaktree CLO Ltd.
2017-1A, 2.01% (3 Month USD LIBOR + 0.87%) due 10/20/27[3,5]	1,867,058		1,836,869
Hull Street CLO Ltd.
2017-1A, 2.36% (3 Month USD LIBOR + 1.22%, Rate Floor: 0.00%) due 10/18/26[3,5]	1,632,551		1,625,453
Cent CLO Ltd.
2013-19A, 2.17% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[3,5]	1,393,803		1,390,342
ACIS CLO Ltd.
2014-4A, 2.11% (3 Month USD LIBOR + 1.42%, Rate Floor: 0.00%) due 05/01/26[3,5]	1,293,832		1,289,437
California Street CLO XII Ltd.
2017-12A, 2.72% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 10/15/25[3,5]	1,250,000		1,224,151
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,8]	1,500,000		1,146,379
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,8]	911,926		688,894
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,8]	1,000,000		665,023
LCM XXII Ltd.
2018-22A, 1.74% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 10/20/28[3,5]	541,667		538,003
Copper River CLO Ltd.
2007-1A, due 01/20/21[8,9]	500,000		53,011
Total Collateralized Loan Obligations			528,922,868
Financial - 3.8%
Station Place Securitization Trust
2020-5, 1.22% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,3,5,7	57,600,000		57,600,000
2020-7, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 12/24/20[3,5]	26,700,000		26,700,000
2019-9, 0.89% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,3,5	7,200,000		7,200,000
Barclays Bank plc
GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20†††,3,7,9	13,950,000		13,950,000
Madison Avenue Secured Funding Trust
2019-1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,3,5	6,200,000		6,200,000
Aesf Vi Verdi, LP
2.15% due 11/25/24†††,7	EUR	5,000,000	5,374,720
Total Financial			117,024,720
Transport-Aircraft - 2.3%
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[5]	17,347,408		15,469,280
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	9,609,064		8,922,376
2017-1, 3.97% due 07/15/42	3,679,356		3,185,502

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 27.3% (continued)
Transport-Aircraft - 2.3% (continued)
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	12,232,651	$10,924,438
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	9,627,758	8,166,225
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	8,870,119	7,753,378
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[5]	8,153,751	6,926,467
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	4,638,728	3,349,172
AASET Trust
2017-1A, 3.97% due 05/16/42[5]	3,771,170	3,179,224
Raspro Trust
2005-1A, 2.89% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[3,5]	2,960,032	2,773,023
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	1,736,139	1,527,976
Total Transport-Aircraft		72,177,061
Infrastructure - 1.3%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[5]	29,000,000	29,436,268
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[5]	7,238,811	7,256,176
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[5]	3,125,333	3,211,698
Total Infrastructure		39,904,142
Transport-Container - 1.1%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[5]	11,726,259	11,583,733
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[5]	7,013,008	7,104,506
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[5]	5,520,000	5,527,598
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[5]	4,469,583	4,455,249
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[5]	4,222,391	4,192,099
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[5]	1,252,333	1,245,623
Total Transport-Container		34,108,808
Net Lease - 1.1%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[5]	15,903,538	15,917,497
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[5]	10,423,583	10,005,448
2015-1A, 3.75% due 04/20/45[5]	1,753,500	1,730,053
CARS-DB4, LP
2020-1A, 3.19% due 02/15/50[5]	4,000,000	3,891,669
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[5]	949,016	939,506
Total Net Lease		32,484,173
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[5]	11,650,000	11,234,555
2016-3A, 3.85% due 10/28/33[5]	1,500,000	1,500,401
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[3,5]	401,704	397,621
Total Collateralized Debt Obligations		13,132,577
Whole Business - 0.2%
Domino's Pizza Master Issuer LLC
2017-1A, 2.24% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[3,5]	5,118,750	5,073,757
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[5]	62,706	62,770
Total Whole Business		5,136,527
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	385,500	394,620

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 27.3% (continued)
Transport-Rail - 0.0%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[5]	354,307	$354,473
Total Asset-Backed Securities
(Cost $864,184,207)		843,639,969

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.6%
Residential Mortgage Backed Securities - 17.2%
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T4, 2.33% due 10/15/51[5]	23,000,000	22,703,834
2019-T3, 2.51% due 09/15/52[5]	19,350,000	18,933,104
2019-T5, 2.43% due 10/15/51[5]	11,000,000	10,932,810
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[3,5]	24,645,113	25,321,616
2018-R2, 3.69% (WAC) due 08/25/57[3,5]	23,811,430	23,414,856
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[3,5]	22,565,462	23,374,413
2018-2, 3.25% (WAC) due 03/25/58[3,5]	11,203,644	11,769,000
2017-5, 0.79% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[3,5]	10,844,868	10,747,446
2018-1, 3.00% (WAC) due 01/25/58[3,5]	1,692,032	1,752,739
FKRT
5.47% due 07/03/23[9]	28,319,453	28,259,982
Soundview Home Loan Trust
2006-OPT5, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	19,109,760	18,222,513
2006-1, 0.48% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	5,112,795	5,028,645
2005-OPT3, 0.66% (1 Month USD LIBOR + 0.47%, Rate Floor: 0.47%) due 11/25/35[3]	4,000,000	3,818,138
Verus Securitization Trust
2019-4, 2.64% due 11/25/59[5,10]	14,731,925	14,971,170
2020-1, 2.42% (WAC) due 01/25/60[3,5]	7,922,352	8,031,206
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[3,5]	13,984,360	14,425,581
2018-1A, 4.00% (WAC) due 12/25/57[3,5]	3,654,797	3,872,770
2019-6A, 3.50% (WAC) due 09/25/59[3,5]	2,721,776	2,855,303
2017-5A, 1.68% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[3,5]	1,486,140	1,488,268
Home Equity Loan Trust
2007-FRE1, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	18,543,853	16,866,493
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[3,5]	11,903,801	12,373,476
2019-RM3, 2.80% (WAC) due 06/25/69[3,5]	3,492,079	3,538,413
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[3,5]	9,453,552	9,532,268
2019-1, 2.94% (WAC) due 06/25/49[3,5]	5,975,059	5,997,109
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[3,5]	12,975,499	13,753,164
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.82% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	12,349,274	11,896,473
2006-BC4, 0.36% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[3]	1,407,508	1,346,970
2007-BC1, 0.31% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 02/25/37[3]	232,139	222,441
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 0.62% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	12,500,000	12,300,852

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.6% (continued)
Residential Mortgage Backed Securities - 17.2% (continued)
NovaStar Mortgage Funding Trust Series
2007-2, 0.39% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	12,743,040	$11,921,283
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[3,5]	6,435,269	6,497,143
2019-2, 2.70% (WAC) due 09/25/59[3,5]	4,850,863	4,910,212
Banc of America Funding Trust
2015-R2, 0.45% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[3,5]	10,278,000	9,768,199
2015-R4, 0.34% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/27/35[3,5]	1,610,512	1,590,971
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[3,5]	8,563,299	8,717,474
2019-NQM2, 2.75% (WAC) due 11/25/59[3,5]	2,352,429	2,365,820
CIT Mortgage Loan Trust
2007-1, 1.54% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[3,5]	9,571,398	9,541,516
2007-1, 1.63% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[3,5]	581,278	582,011
Alternative Loan Trust
2007-OA7, 0.32% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	7,848,161	6,782,228
2007-OH3, 0.48% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.00%/0.29%) due 09/25/47[3]	3,198,548	2,881,195
Ocwen Master Advance Receivables Trust
2019-T2, 2.42% due 08/15/51[5]	9,000,000	8,970,097
American Home Mortgage Investment Trust
2006-3, 0.54% (1 Month USD LIBOR + 0.36%, Rate Cap/Floor: 10.50%/0.18%) due 12/25/46[3]	8,735,505	7,724,236
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	4,349,486	4,044,150
2006-HE9, 0.32% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	3,279,833	3,084,293
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.68% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	7,250,000	7,043,333
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 1.13% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.63%) due 06/25/35[3]	7,025,000	6,875,847
Morgan Stanley Home Equity Loan Trust
2006-2, 0.46% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[3]	6,602,931	6,456,784
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49[3,5]	3,531,714	3,577,898
2007-WFH2, 0.59% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[3]	2,400,359	2,371,470
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[3,5]	5,725,502	5,797,065
First NLC Trust
2005-4, 0.58% (1 Month USD LIBOR + 0.39%, Rate Cap/Floor: 14.00%/0.39%) due 02/25/36[3]	5,456,470	5,280,183

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.6% (continued)
Residential Mortgage Backed Securities - 17.2% (continued)
Countrywide Asset-Backed Certificates
2006-6, 0.35% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	4,006,140	$3,944,874
2006-5, 0.47% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 08/25/36[3]	1,331,781	1,306,857
HarborView Mortgage Loan Trust
2006-14, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	3,120,127	2,699,613
2006-12, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[3]	2,712,622	2,384,330
Structured Asset Investment Loan Trust
2006-3, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36[3]	4,128,346	3,977,188
2005-2, 0.92% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	410,360	406,314
2005-1, 0.90% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[3,5]	154,755	155,097
Nationstar Home Equity Loan Trust
2007-B, 0.40% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	4,659,945	4,534,307
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[5,10]	4,412,794	4,425,013
FBR Securitization Trust
2005-2, 0.93% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	4,447,266	4,407,282
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[3,5]	2,979,583	3,024,685
2017-3A, 2.58% (WAC) due 10/25/47[3,5]	1,353,942	1,367,245
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[3,5]	4,150,524	4,154,671
JP Morgan Mortgage Acquisition Trust
2006-HE2, 0.32% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	4,148,344	4,072,975
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/36[3]	3,287,418	3,115,878
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[3,5]	3,013,904	3,069,772
Asset Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 0.59% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[3]	3,350,000	3,069,231
LSTAR Securities Investment Trust
2019-1, 1.87% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[3,5]	2,836,952	2,859,868
CSMC Series
2015-12R, 0.99% (WAC) due 11/30/37[3,5]	2,707,556	2,638,003
2014-2R, 0.37% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[3,5]	177,163	172,411
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 1.20% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[3]	2,000,000	1,939,658
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.57% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[3]	1,500,000	1,457,844
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 0.48% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 01/25/36[3]	1,384,403	1,335,600

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.6% (continued)
Residential Mortgage Backed Securities - 17.2% (continued)
First Franklin Mortgage Loan Trust
2004-FF10, 1.46% (1 Month USD LIBOR + 1.28%, Rate Floor: 0.85%) due 07/25/34[3]	1,021,496	$1,003,577
Nomura Resecuritization Trust
2015-4R, 2.28% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[3,5]	931,278	921,676
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.69% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.25%) due 12/25/35[3]	768,300	750,344
Encore Credit Receivables Trust
2005-4, 0.84% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.44%) due 01/25/36[3]	375,901	374,428
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	250,151	262,779
GSMSC Resecuritization Trust
2015-5R, 0.31% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 04/26/37[3,5]	197,531	196,667
GSAMP Trust
2005-HE6, 0.62% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	102,435	102,439
Morgan Stanley Re-REMIC Trust
2010-R5, 2.95% due 06/26/36[5]	88,497	76,141
Total Residential Mortgage Backed Securities		528,741,228
Government Agency - 2.9%
Uniform MBS 30 Year
due 09/14/21	47,550,000	49,375,920
Freddie Mac Multifamily Structured Pass Through Certificates
2018-K074, 3.60% due 02/25/28	14,000,000	16,353,603
2018-K078, 3.92% due 06/25/28	3,350,000	4,003,598
2013-K035, 0.50% (WAC) due 08/25/23[3,11]	103,812,531	1,048,507
Fannie Mae
3.59% due 02/01/29	10,200,000	11,705,260
3.21% due 08/01/27	2,128,856	2,388,336
Fannie Mae-Aces
2020-M23, 1.74% due 03/25/35	3,840,000	3,963,428
2020-M23, 1.61% (WAC) due 03/25/35[3,11]	8,998,777	1,223,274
Total Government Agency		90,061,926
Commercial Mortgage Backed Securities - 2.5%
Morgan Stanley Capital I Trust
2014-MP, 3.47% due 08/11/33[5]	18,800,000	19,219,644
2014-CPT, 3.56% (WAC) due 07/13/29[3,5]	5,000,000	5,100,960
2014-MP, 3.82% (WAC) due 08/11/33[3,5]	2,000,000	2,050,243
2014-MP, 3.69% due 08/11/33[5]	365,000	374,019
Americold LLC Trust
2010-ARTA, 6.81% due 01/14/29[5]	8,995,000	9,010,731
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.20% (WAC) due 07/15/50[3,11]	25,387,163	1,369,549
2016-C37, 1.12% (WAC) due 12/15/49[3,11]	37,044,510	1,289,668
2017-C42, 1.03% (WAC) due 12/15/50[3,11]	14,827,468	774,590
2015-LC22, 0.92% (WAC) due 09/15/58[3,11]	21,907,689	709,774
2017-RB1, 1.40% (WAC) due 03/15/50[3,11]	9,720,368	637,023
2016-NXS5, 1.65% (WAC) due 01/15/59[3,11]	5,867,843	339,603
JPMDB Commercial Mortgage Securities Trust
2016-C4, 0.93% (WAC) due 12/15/49[3,11]	38,968,062	1,578,873
2018-C8, 0.80% (WAC) due 06/15/51[3,11]	42,555,800	1,510,578
2016-C2, 1.82% (WAC) due 06/15/49[3,11]	8,681,053	483,347
2017-C5, 1.09% (WAC) due 03/15/50[3,11]	3,533,624	161,151
COMM Mortgage Trust
2015-CR24, 0.91% (WAC) due 08/10/48[3,11]	63,364,150	2,024,941
2018-COR3, 0.59% (WAC) due 05/10/51[3,11]	35,531,889	1,062,997

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.6% (continued)
Commercial Mortgage Backed Securities - 2.5% (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP2, 1.95% (WAC) due 08/15/49[3,11]	36,382,491		$3,038,815
DBJPM Mortgage Trust
2017-C6, 1.17% (WAC) due 06/10/50[3,11]	62,290,487		3,008,313
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.26% (WAC) due 02/15/50[3,11]	33,074,434		1,770,068
2016-UB10, 2.11% (WAC) due 07/15/49[3,11]	18,655,794		1,237,952
BENCHMARK Mortgage Trust
2018-B2, 0.56% (WAC) due 02/15/51[3,11]	123,051,248		2,742,775
UBS Commercial Mortgage Trust
2017-C2, 1.23% (WAC) due 08/15/50[3,11]	30,746,387		1,731,258
2017-C5, 1.15% (WAC) due 11/15/50[3,11]	13,837,409		707,826
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.06% (WAC) due 12/15/47[3,11]	33,940,123		1,261,134
2017-C34, 0.95% (WAC) due 11/15/52[3,11]	24,394,022		1,072,212
Bancorp Commercial Mortgage Trust
2018-CR3, 1.44% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[3,5]	2,200,000		2,073,524
CSAIL Commercial Mortgage Trust
2019-C15, 1.21% (WAC) due 03/15/52[3,11]	19,948,516		1,311,392
2016-C6, 2.06% (WAC) due 01/15/49[3,11]	7,520,712		558,077
BBCMS Mortgage Trust
2018-C2, 0.94% (WAC) due 12/15/51[3,11]	29,880,284		1,533,399
BAMLL Commercial Mortgage Securities Trust
2012-PARK, 2.96% due 12/10/30[5]	1,300,000		1,360,793
CD Mortgage Trust
2017-CD6, 1.10% (WAC) due 11/13/50[3,11]	14,630,172		620,155
2016-CD1, 1.53% (WAC) due 08/10/49[3,11]	6,839,798		412,130
CD Commercial Mortgage Trust
2017-CD4, 1.46% (WAC) due 05/10/50[3,11]	16,950,804		982,299
CGMS Commercial Mortgage Trust
2017-B1, 0.97% (WAC) due 08/15/50[3,11]	22,074,802		934,892
Americold LLC
2010-ARTA, 4.95% due 01/14/29[5]	840,000		840,993
Citigroup Commercial Mortgage Trust
2016-C2, 1.91% (WAC) due 08/10/49[3,11]	6,591,054		529,056
2016-GC37, 1.91% (WAC) due 04/10/49[3,11]	3,677,661		278,444
GS Mortgage Securities Trust
2017-GS6, 1.19% (WAC) due 05/10/50[3,11]	11,489,198		644,766
BANK
2017-BNK6, 0.97% (WAC) due 07/15/60[3,11]	15,100,792		597,961
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.92% (WAC) due 01/15/47[3,11]	22,979,329		495,299
GE Business Loan Trust
2007-1A, 0.36% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[3,5]	136,173		125,895
Total Commercial Mortgage Backed Securities			77,567,119
Total Collateralized Mortgage Obligations
(Cost $694,974,333)			696,370,273

FOREIGN GOVERNMENT DEBT†† - 7.5%
Government of Japan
(0.18)% due 07/13/20[12]	JPY	6,475,650,000	59,975,976
(0.21)% due 07/06/20[12]	JPY	3,156,000,000	29,229,459
United Mexican States
5.13% due 08/27/20[12]	MXN	920,000,000	39,711,917
Province of Nova Scotia
0.20% due 07/16/20[12]	CAD	41,574,000	30,629,572
Republic of Portugal
(0.44)% due 07/17/20[12]	EUR	27,030,000	30,386,953
State of Israel
0.50% due 01/31/21	ILS	101,380,000	29,368,111
Province of Manitoba Canada
0.19% due 07/22/20[12]	CAD	12,000,000	8,840,537
Province of Ontario
0.19% due 07/15/20[12]	CAD	5,262,000	3,876,808
Republic of Hungary
0.67% due 09/16/20[12]	HUF	200,000,000	634,369
Total Foreign Government Debt
(Cost $235,565,692)			232,653,702

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 0.7%
Consumer, Non-cyclical - 0.3%
US Foods, Inc.
4.25% (6 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/24/25†††	5,000,000	$4,800,000
Bombardier Recreational Products, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 05/24/27	4,700,000	4,727,401
Total Consumer, Non-cyclical		9,527,401
Consumer, Cyclical - 0.3%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	7,100,000	6,878,125
BGIS (BIFM CA Buyer, Inc.)
4.11% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/26†††	847,859	813,945
Total Consumer, Cyclical		7,692,070
Industrial - 0.1%
Mileage Plus Holdings LLC
due 07/02/27	2,600,000	2,579,408
Technology - 0.0%
Neustar, Inc.
4.57% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	104,670	95,533
Total Senior Floating Rate Interests
(Cost $19,579,538)		19,894,412

U.S. GOVERNMENT SECURITIES†† - 0.5%
U.S. Treasury Notes
1.88% due 02/28/22	15,670,000	16,111,943
Total U.S. Government Securities
(Cost $15,768,853)		16,111,943

MUNICIPAL BONDS†† - 0.1%
California - 0.1%
San Dieguito Union High School District General Obligation Unlimited
2.68% due 08/01/36	2,500,000	2,633,800
Total Municipal Bonds
(Cost $2,500,000)		2,633,800

	Notional Value
OTC OPTIONS PURCHASED†† - 0.1%
Put options on:
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	772,000,000	2,400,920
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	296,000,000	606,800
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	115,000,000	357,650
Total OTC Options Purchased
(Cost $2,446,140)		3,365,370
Total Investments - 102.4%
(Cost $3,133,189,352)		$3,159,181,305
Other Assets & Liabilities, net - (2.4)%		(72,748,980)
Total Net Assets - 100.0%		$3,086,432,325

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.34.V6	5.00%	Quarterly	06/20/25	$6,042,000	$(36,252)	$48,073	$(84,325)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.37%	Annually	12/04/21	$177,800,000	$3,491,551	$530	$3,491,021
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.31%	Annually	11/25/21	98,600,000	1,818,895	381	1,818,514
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.62%	Annually	03/04/22	110,305,000	1,141,561	–	1,141,561
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.40%	Annually	12/13/21	54,950,000	1,120,014	317	1,119,697
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.36%	Annually	12/09/21	46,500,000	916,541	298	916,243
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.37%	Annually	09/30/21	43,200,000	740,049	254	739,795
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.23%	Annually	08/22/21	44,400,000	622,003	234	621,769
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.46%	Annually	09/17/21	29,600,000	525,071	69	525,002
								$10,375,685	$2,083	$10,373,602

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	121,120,000	BRL	07/01/21	$28,823,148	$22,241,517	$6,581,631
Goldman Sachs International	38,600,000	BRL	07/01/20	10,023,370	7,104,730	2,918,640
Citibank N.A., New York	31,600,000	BRL	07/01/20	8,139,296	5,816,308	2,322,988
Goldman Sachs International	40,300,000	BRL	07/01/21	9,441,255	7,400,372	2,040,883
Citibank N.A., New York	920,000,000	MXN	08/27/20	41,552,060	39,722,426	1,829,634
JPMorgan Chase Bank, N.A.	18,300,000	BRL	07/01/21	4,347,310	3,360,467	986,843
JPMorgan Chase Bank, N.A.	3,433,716,000	JPY	09/01/20	32,638,955	31,826,509	812,446
Goldman Sachs International	6,475,650,000	JPY	07/13/20	60,459,699	59,982,509	477,190
Citibank N.A., New York	912,456,000	JPY	07/01/21	8,984,581	8,507,586	476,995
Barclays Bank plc	843,421,500	JPY	07/01/21	8,292,414	7,863,919	428,495
JPMorgan Chase Bank, N.A.	21,006,375	EUR	07/30/21	24,244,928	23,833,664	411,264
Goldman Sachs International	3,156,000,000	JPY	07/06/20	29,590,071	29,230,566	359,505
Goldman Sachs International	11,989,250	EUR	07/30/21	13,927,012	13,602,906	324,106
Goldman Sachs International	42,231,650	ILS	01/31/22	12,500,228	12,411,181	89,047
Citibank N.A., New York	27,030,000	EUR	07/17/20	30,438,619	30,391,655	46,964
Goldman Sachs International	73,012,900	ILS	04/30/21	21,378,671	21,340,019	38,652
JPMorgan Chase Bank, N.A.	12,010,000	CAD	07/22/20	8,888,277	8,849,849	38,428
Bank of America, N.A.	13,124,200	ILS	01/31/22	3,890,958	3,856,985	33,973
JPMorgan Chase Bank, N.A.	200,000,000	HUF	09/16/20	653,017	634,633	18,384
Goldman Sachs International	89,250	EUR	07/30/20	101,450	100,380	1,070
JPMorgan Chase Bank, N.A.	156,375	EUR	07/30/20	176,707	175,876	831
Bank of America, N.A.	684,200	ILS	02/01/21	199,913	199,205	708
Citibank N.A., New York	456,000	JPY	01/04/21	4,450	4,238	212
Barclays Bank plc	421,500	JPY	01/04/21	4,107	3,918	189
Citibank N.A., New York	456,000	JPY	07/01/20	4,404	4,223	181
Barclays Bank plc	421,500	JPY	07/01/20	4,066	3,904	162
Citibank N.A., New York	1,875	ILS	02/01/21	532	546	(14)
BNP Paribas	5,262,000	CAD	07/15/20	3,875,244	3,877,333	(2,089)
Citibank N.A., New York	12,524,000	ILS	04/30/21	3,658,245	3,660,482	(2,237)
JPMorgan Chase Bank, N.A.	4,797,000	EUR	09/30/20	5,395,421	5,402,836	(7,415)
Bank of America, N.A.	5,454,000	ILS	04/30/21	1,586,157	1,594,081	(7,924)
BNP Paribas	6,050,000	CAD	07/16/20	4,447,273	4,457,990	(10,717)
Goldman Sachs International	218,667,533	ILS	02/01/21	63,610,504	63,665,036	(54,532)
Barclays Bank plc	35,524,000	CAD	07/16/20	26,111,565	26,176,141	(64,576)
						$20,089,917

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Barclays Bank plc	32,995,625	EUR	07/30/21	$35,907,159	$37,436,570	$1,529,411
Goldman Sachs International	117,465,319	ILS	02/01/21	32,919,632	34,200,019	1,280,387
Goldman Sachs International	55,355,850	ILS	01/31/22	15,359,559	16,268,166	908,607
Goldman Sachs International	45,495,450	ILS	04/30/21	12,689,087	13,297,291	608,204
JPMorgan Chase Bank, N.A.	45,495,450	ILS	04/30/21	12,819,231	13,297,291	478,060
Citibank N.A., New York	3,433,716,000	JPY	09/01/20	31,534,529	31,826,509	291,980
JPMorgan Chase Bank, N.A.	1,755,877,500	JPY	07/01/21	16,249,098	16,371,505	122,407
Barclays Bank plc	245,625	EUR	07/30/20	264,413	276,257	11,844
JPMorgan Chase Bank, N.A.	877,500	JPY	07/01/20	8,030	8,127	97
JPMorgan Chase Bank, N.A.	877,500	JPY	01/04/21	8,074	8,156	82
JPMorgan Chase Bank, N.A.	10,000	CAD	07/22/20	7,358	7,369	11
JPMorgan Chase Bank, N.A.	60,205,000	BRL	07/01/21	11,667,636	11,055,569	(612,067)
Goldman Sachs International	70,200,000	BRL	07/01/20	13,811,935	12,921,038	(890,897)
Citibank N.A., New York	119,515,000	BRL	07/01/21	22,919,925	21,946,787	(973,138)
						$2,754,988

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.
[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,449,677,572 (cost $1,459,344,961), or 47.0% of total net assets.
[6]	Perpetual maturity.
[7]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $76,924,720, (cost $76,972,405) or 2.5% of total net assets.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $42,262,993 (cost $42,367,417), or 1.4% of total net assets — See Note 6.
[10]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2020. See table below for additional step information for each security.
[11]	Security is an interest-only strip.
[12]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America

BRL — Brazilian Real

CAD — Canadian Dollar

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

CDX.NA.HY.34.V6 — Credit Default Swap North American High Yield Series 34 Index Version 6

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

EUR — Euro

HUF — Hungarian Forint

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL — Société à Responsabilité Limitée

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$9,847,453	$—	$—	$9,847,453
Mutual Funds	86,780,341	—	—	86,780,341
Money Market Fund	95,283,686	—	—	95,283,686
Corporate Bonds	—	1,148,091,491	4,508,865	1,152,600,356
Asset-Backed Securities	—	753,315,249	90,324,720	843,639,969
Collateralized Mortgage Obligations	—	696,370,273	—	696,370,273
Foreign Government Debt	—	232,653,702	—	232,653,702
Senior Floating Rate Interests	—	14,280,467	5,613,945	19,894,412
U.S. Government Securities	—	16,111,943	—	16,111,943
Municipal Bonds	—	2,633,800	—	2,633,800
Options Purchased	—	3,365,370	—	3,365,370
Interest Rate Swap Agreements**	—	10,373,602	—	10,373,602
Forward Foreign Currency Exchange Contracts**	—	25,470,511	—	25,470,511
Total Assets	$191,911,480	$2,902,666,408	$100,447,530	$3,195,025,418

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$84,325	$—	$84,325
Forward Foreign Currency Exchange Contracts**	—	2,625,606	—	2,625,606
Total Liabilities	$—	$2,709,931	$—	$2,709,931

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$71,550,000	Model Price	Purchase Price	—	—
Asset-Backed Securities	13,400,000	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Asset-Backed Securities	5,374,720	Yield Analysis	Yield	3.4%	—
Corporate Bonds	4,508,865	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Senior Floating Rate Interests	5,613,945	Third Party Pricing	Broker Quote	—	—
Total Assets	$100,447,530

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2020, the Fund had securities with a total value of $7,200,000 transfer into Level 3 from Level 2 due to lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2020:

	Assets				Liabilities
	Asset-Backed Securities	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$29,300,000	$-	$-	$29,300,000	$(6,385)
Purchases/(Receipts)	83,172,405	4,500,000	5,463,876	93,136,281	-
(Sales, maturities and paydowns)/Fundings	(29,300,000)	-	(2,141)	(29,302,141)	5,502
Amortization of premiums/discounts	-	-	11,266	11,266	-
Total realized gains (losses) included in earnings	-	-	-	-	(4,127)
Total change in unrealized appreciation (depreciation) included in earnings	(47,685)	8,865	140,944	102,124	5,010
Transfers into Level 3	7,200,000	-	-	7,200,000	-
Ending Balance	$90,324,720	$4,508,865	$5,613,945	$100,447,530	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2020	$(47,685)	$8,865	$140,944	$102,124	$-

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Floating Rate Strategies Fund — R6-Class	$20,181,794	$19,169	$(20,115,702)	$(715,383)	$630,122	$–	–	$19,169
Guggenheim Strategy Fund II	12,723,014	16,091,046	–	–	176,785	28,990,845	1,172,295	271,047
Guggenheim Strategy Fund III	10,915,565	28,732,890	(10,662,075)	(481,526)	560,594	29,065,448	1,171,994	232,889
Guggenheim Ultra Short Duration Fund — Institutional Class	8,676,684	19,941,502	–	–	105,862	28,724,048	2,895,569	161,502
	$52,497,057	$64,784,607	$(30,777,777)	$(1,196,909)	$1,473,363	$86,780,341		$684,607

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 0.2%
Utilities - 0.1%
TexGen Power LLC†††	180,169	$5,765,408
Consumer, Non-cyclical - 0.1%
Chef Holdings, Inc.*,†††,1	9,061	769,732
ATD New Holdings, Inc.*,†††	42,478	637,170
Cengage Learning Holdings II, Inc.*,††	21,660	59,565
Targus Group International Equity, Inc.*,†††,1,2	12,773	26,110
Save-A-Lot*,†††,1	22,703	—
Total Consumer, Non-cyclical		1,492,577
Energy - 0.0%
SandRidge Energy, Inc.*	488,408	630,046
Maverick Natural Resources, LLC†††,1	7,168	537,600
Total Energy		1,167,646
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††,1	177	217,999
Qlik Technologies, Inc. - Class B*,†††,1	43,738	—
Total Technology		217,999
Industrial - 0.0%
API Heat Transfer Parent LLC*,†††,1	1,024,936	64,278
BP Holdco LLC*,†††,1,2	37,539	10,947
Vector Phoenix Holdings, LP*,†††,1	37,539	3,141
Total Industrial		78,366
Total Common Stocks
(Cost $22,723,716)		8,721,996

PREFERRED STOCKS†† - 0.8%
Financial - 0.6%
Public Storage, 4.63%*	966,000	24,555,720
Government - 0.2%
Farmer Mac, 5.75%	378,000	9,676,800
Industrial - 0.0%
API Heat Transfer Intermediate*,†††,1	218	109,925
Total Preferred Stocks
(Cost $33,774,412)		34,342,445

EXCHANGE-TRADED FUNDS† - 4.7%
iShares iBoxx High Yield Corporate Bond ETF	1,965,920	160,458,390
iShares Silver Trust*	2,854,165	48,549,347
Total Exchange-Traded Funds
(Cost $198,696,450)		209,007,737

MUTUAL FUNDS† - 2.9%
Guggenheim Strategy Fund II2	3,251,579	80,411,542
Guggenheim Alpha Opportunity Fund — Institutional Class[2]	992,077	24,216,591
Guggenheim Risk Managed Real Estate Fund — Institutional Class[2]	575,267	16,797,809
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	671,408	6,660,370
Total Mutual Funds
(Cost $132,431,630)		128,086,312

CLOSED-END FUNDS† - 1.6%
BlackRock Corporate High Yield Fund, Inc.	2,489,327	25,316,456
BlackRock Credit Allocation Income Trust	811,331	10,709,569
Blackstone / GSO Strategic Credit Fund	873,553	9,975,975
Guggenheim Strategic Opportunities Fund[2]	527,233	8,910,238
Eaton Vance Limited Duration Income Fund	684,704	7,716,614
Ares Dynamic Credit Allocation Fund, Inc.	436,504	5,207,493
BlackRock Debt Strategies Fund, Inc.	324,310	3,025,812
Total Closed-End Funds
(Cost $59,241,126)		70,862,157

MONEY MARKET FUNDS† - 7.6%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.07%[3]	320,462,977	320,462,977
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares, 0.06%[3]	19,266,419	19,266,419
Total Money Market Funds
(Cost $339,729,396)		339,729,396

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 37.2%
Financial - 10.8%
American International Group, Inc.
3.40% due 06/30/30[4]	21,680,000	$23,439,605
4.38% due 06/30/50[4]	18,150,000	20,989,359
Wells Fargo & Co.
3.07% due 04/30/41[5]	35,030,000	36,539,300
2.57% due 02/11/31[5]	5,060,000	5,294,520
Citizens Financial Group, Inc.
3.25% due 04/30/30	36,480,000	39,425,637
Encore Capital Group, Inc.
5.63% due 08/11/24†††	33,660,000	33,777,137
Markel Corp.
6.00%[5,6]	32,370,000	32,936,475
Iron Mountain, Inc.
5.63% due 07/15/32[7]	25,025,000	24,972,447
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[7]	21,150,000	22,556,923
NFP Corp.
7.00% due 05/15/25[7]	21,300,000	22,365,000
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[7]	21,450,000	22,361,625
Lincoln National Corp.
3.40% due 01/15/31	12,240,000	13,285,353
4.38% due 06/15/50	5,080,000	5,663,900
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	14,890,000	14,782,048
Charles Schwab Corp.
5.38%[5,6]	12,950,000	13,834,744
First American Financial Corp.
4.00% due 05/15/30	11,760,000	12,894,719
Alleghany Corp.
3.63% due 05/15/30[4]	12,060,000	12,797,273
KKR Group Finance Company VI LLC
3.75% due 07/01/29[4,7]	10,620,000	12,191,914
Fidelity National Financial, Inc.
3.40% due 06/15/30	11,450,000	11,919,949
Atlas Mara Ltd.
8.00% due 12/31/20[8]	14,400,000	11,376,000
Ares Finance Company II LLC
3.25% due 06/15/30[7]	11,000,000	11,181,520
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63% due 10/30/20[4]	9,850,000	9,892,848
Prudential plc
3.13% due 04/14/30	7,255,000	7,801,308
QBE Insurance Group Ltd.
5.88%[5,6,7]	7,550,000	7,795,375
Reinsurance Group of America, Inc.
3.15% due 06/15/30	6,700,000	6,951,123
CIT Group, Inc.
3.93% due 06/19/24[5]	7,150,000	6,936,215
American Equity Investment Life Holding Co.
5.00% due 06/15/27	4,813,000	5,225,566
Bank of New York Mellon Corp.
4.70%[5,6]	4,500,000	4,680,000
Macquarie Bank Ltd.
3.62% due 06/03/30[7]	4,350,000	4,561,035
HSBC Holdings plc
4.95% due 03/31/30	3,450,000	4,145,396
Nasdaq, Inc.
3.25% due 04/28/50	3,640,000	3,810,054
Crown Castle International Corp.
3.30% due 07/01/30	3,322,000	3,653,707
SBA Communications Corp.
3.88% due 02/15/27[7]	3,650,000	3,636,313
Univest Financial Corp.
3.85% (3 Month USD LIBOR + 3.54%) due 03/30/25[9]	2,500,000	2,487,794
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[7]	2,750,000	2,420,000
Weyerhaeuser Co.
4.00% due 04/15/30	1,372,000	1,552,678

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Financial - 10.8% (continued)
HUB International Ltd.
7.00% due 05/01/26[7]	500,000	$498,950
Total Financial		480,633,810
Consumer, Cyclical - 6.0%
Delta Air Lines, Inc.
7.00% due 05/01/25[7]	56,200,000	58,013,466
Marriott International, Inc.
4.63% due 06/15/30	10,900,000	11,310,006
5.75% due 05/01/25	8,440,000	9,168,855
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[7]	19,700,000	19,749,250
Live Nation Entertainment, Inc.
6.50% due 05/15/27[7]	16,160,000	16,644,800
Picasso Finance Sub, Inc.
6.13% due 06/15/25[7]	15,050,000	15,388,625
Hyatt Hotels Corp.
5.38% due 04/23/25	7,350,000	7,788,497
5.75% due 04/23/30	6,530,000	7,179,868
Wolverine World Wide, Inc.
6.38% due 05/15/25[7]	13,975,000	14,638,813
VF Corp.
2.95% due 04/23/30[4]	13,230,000	14,145,972
Walgreens Boots Alliance, Inc.
3.20% due 04/15/30[4]	12,750,000	13,172,079
Aramark Services, Inc.
6.38% due 05/01/25[7]	11,950,000	12,339,928
5.00% due 02/01/28[7]	795,000	755,250
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[7]	10,475,000	10,828,531
Lowe's Companies, Inc.
4.50% due 04/15/30	8,200,000	10,059,703
Cedar Fair Limited Partnership / Canada's Wonderland Company / Magnum Management Corporation / Millennium Op
5.50% due 05/01/25[7]	8,550,000	8,592,750
Clarios Global, LP
6.75% due 05/15/25[7]	7,025,000	7,306,000
Whirlpool Corp.
4.60% due 05/15/50	5,440,000	6,193,302
WMG Acquisition Corp.
3.88% due 07/15/30[7]	3,900,000	3,939,195
Hanesbrands, Inc.
5.38% due 05/15/25[7]	3,810,000	3,852,862
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[7]	3,425,000	3,560,972
Ferguson Finance plc
3.25% due 06/02/30[7]	3,270,000	3,350,116
Performance Food Group, Inc.
6.88% due 05/01/25[7]	2,900,000	2,994,250
Boyd Gaming Corp.
8.63% due 06/01/25[7]	1,700,000	1,776,500
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[7]	1,730,000	1,738,564

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
CORPORATE BONDS†† - 37.2% (continued)
Consumer, Cyclical - 6.0% (continued)
Sabre GLBL, Inc.
5.38% due 04/15/23[7]	1,835,000		$1,713,046
Williams Scotsman International, Inc.
7.88% due 12/15/22[7]	1,200,000		1,247,256
6.88% due 08/15/23[7]	400,000		410,584
Boyne USA, Inc.
7.25% due 05/01/25[7]	1,075,000		1,126,063
Hilton Domestic Operating Company, Inc.
5.75% due 05/01/28[7]	400,000		404,000
Yum! Brands, Inc.
7.75% due 04/01/25[7]	200,000		215,750
Total Consumer, Cyclical			269,604,853
Industrial - 5.0%
Boeing Co.
5.15% due 05/01/30[4]	32,030,000		35,714,409
5.81% due 05/01/50[4]	16,010,000		18,907,581
5.71% due 05/01/40[4]	16,010,000		18,226,005
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[7]	16,680,000		16,410,618
BWX Technologies, Inc.
4.13% due 06/30/28[7]	14,400,000		14,364,000
Textron, Inc.
1.00% (3 Month USD LIBOR + 0.55%) due 11/10/20[4,9]	10,250,000		10,218,990
3.00% due 06/01/30	1,130,000		1,124,997
Standard Industries, Inc.
4.38% due 07/15/30[7]	7,125,000		7,107,187
5.00% due 02/15/27[7]	3,525,000		3,569,063
Rolls-Royce plc
2.38% due 10/14/20[4,7]	10,570,000		10,548,121
Boxer Parent Co., Inc.
6.50% due 10/02/25	EUR	8,500,000	9,830,842
Owens Corning
3.88% due 06/01/30	8,830,000		9,428,129
Howmet Aerospace, Inc.
6.88% due 05/01/25	5,200,000		5,641,277
5.90% due 02/01/27	2,100,000		2,226,525
PowerTeam Services LLC
9.03% due 12/04/25[7]	7,535,000		7,685,700
BAE Systems plc
3.40% due 04/15/30[7]	6,540,000		7,123,155
Vulcan Materials Co.
3.50% due 06/01/30	6,390,000		6,960,810
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[7]	6,550,000		6,852,937
Vertical US Newco Inc.
5.25% due 07/15/27	6,400,000		6,400,000
IDEX Corp.
3.00% due 05/01/30	6,130,000		6,396,700
Ryder System, Inc.
3.35% due 09/01/25	4,940,000		5,263,328
GATX Corp.
4.00% due 06/30/30	3,810,000		4,078,381
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[7]	2,750,000		2,736,250
Hillenbrand, Inc.
5.75% due 06/15/25	2,525,000		2,613,375
EnerSys
5.00% due 04/30/23[7]	1,325,000		1,358,125
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,1,8	1,292,179		1,108,806
EnPro Industries, Inc.
5.75% due 10/15/26	790,000		790,000
Waste Pro USA, Inc.
5.50% due 02/15/26[7]	400,000		381,796
Hillman Group, Inc.
6.38% due 07/15/22[7]	190,000		175,364
JELD-WEN, Inc.
6.25% due 05/15/25[7]	100,000		103,750
Yamana Gold, Inc.
4.78% due 06/10/23†††	99,699		102,349
Total Industrial			223,448,570
Consumer, Non-cyclical - 4.8%
Kraft Heinz Foods Co.
4.38% due 06/01/46	6,320,000		6,213,144
5.20% due 07/15/45	5,725,000		6,208,589
4.25% due 03/01/31[7]	5,850,000		6,202,715
5.50% due 06/01/50[7]	4,825,000		5,143,254
5.00% due 06/04/42	2,490,000		2,623,479
2.80% due 07/02/20	753,000		753,000
Sysco Corp.
5.95% due 04/01/30[4]	20,280,000		25,473,834
2.60% due 10/01/20	997,000		999,921
DaVita, Inc.
4.63% due 06/01/30[7]	24,560,000		24,442,112
Constellation Brands, Inc.
2.88% due 05/01/30[4]	11,460,000		12,142,293
3.75% due 05/01/50	4,080,000		4,454,811
US Foods, Inc.
6.25% due 04/15/25[7]	13,300,000		13,532,750
Gartner, Inc.
4.50% due 07/01/28[7]	11,625,000		11,761,012
Jaguar Holding Company II / PPD Development, LP
4.63% due 06/15/25[7]	11,105,000		11,301,558
Zimmer Biomet Holdings, Inc.
3.55% due 03/20/30	9,209,000		9,953,748
Altria Group, Inc.
3.40% due 05/06/30	5,550,000		5,971,522
4.45% due 05/06/50	1,670,000		1,826,717
Acadia Healthcare Company, Inc.
5.50% due 07/01/28[7]	5,850,000		5,864,625
5.63% due 02/15/23	1,840,000		1,840,644
RELX Capital, Inc.
3.00% due 05/22/30	6,980,000		7,523,044
Keurig Dr Pepper, Inc.
3.20% due 05/01/30	5,896,000		6,559,170

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Consumer, Non-cyclical - 4.8% (continued)
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 06/01/30	5,740,000	$6,454,241
Tenet Healthcare Corp.
4.63% due 06/15/28[7]	5,875,000	5,723,425
Vector Group Ltd.
6.13% due 02/01/25[7]	4,615,000	4,430,400
AbbVie, Inc.
3.38% due 09/15/20[7]	4,210,000	4,236,141
Spectrum Brands, Inc.
5.50% due 07/15/30[7]	3,600,000	3,604,500
Carriage Services, Inc.
6.63% due 06/01/26[7]	2,886,000	3,033,908
Avanos Medical, Inc.
6.25% due 10/15/22	2,940,000	2,940,000
Sotheby's
7.38% due 10/15/27[7]	2,830,000	2,674,350
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[7]	2,675,000	2,665,531
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25% due 04/15/24[7]	1,900,000	1,942,750
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[7]	1,580,000	1,682,700
Lamb Weston Holdings, Inc.
4.88% due 05/15/28[7]	1,225,000	1,297,900
WEX, Inc.
4.75% due 02/01/23[7]	1,110,000	1,102,075
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[7]	300,000	282,000
Total Consumer, Non-cyclical		212,861,863
Communications - 4.6%
ViacomCBS, Inc.
4.95% due 01/15/31[4]	20,125,000	23,764,996
4.95% due 05/19/50	10,340,000	11,516,978
Level 3 Financing, Inc.
4.25% due 07/01/28[7]	29,350,000	29,316,247
3.88% due 11/15/29[7]	2,600,000	2,741,232
5.13% due 05/01/23	1,650,000	1,650,000
CSC Holdings LLC
4.13% due 12/01/30[7]	21,250,000	21,064,063
Virgin Media Finance plc
5.00% due 07/15/30[7]	21,150,000	20,678,567
Booking Holdings, Inc.
3.55% due 03/15/28	10,000,000	10,923,864
4.63% due 04/13/30	3,500,000	4,131,120
Altice France S.A.
7.38% due 05/01/26[7]	11,076,000	11,550,053
Sirius XM Radio, Inc.
4.13% due 07/01/30[7]	11,500,000	11,373,040
Virgin Media Secured Finance plc
4.50% due 08/15/30[7]	10,150,000	10,162,687
Walt Disney Co.
3.80% due 05/13/60	8,460,000	9,755,823
T-Mobile USA, Inc.
3.88% due 04/15/30[7]	8,200,000	9,126,272
Match Group, Inc.
4.63% due 06/01/28[7]	7,700,000	7,767,375
Dolya Holdco 18 DAC
5.00% due 07/15/28[7]	5,650,000	5,577,680
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	4,900,000	4,963,805
Cengage Learning, Inc.
9.50% due 06/15/24[7]	5,039,000	3,527,300
Lamar Media Corp.
4.88% due 01/15/29[7]	3,070,000	3,085,350
Fox Corp.
3.50% due 04/08/30	1,640,000	1,831,374
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[7]	2,288,000	1,521,520
Telenet Finance Lux Note
5.50% due 03/01/28	1,000,000	1,042,500
Total Communications		207,071,846
Basic Materials - 2.2%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[7]	15,270,000	16,401,600
4.20% due 05/13/50[7]	7,210,000	7,980,643
United States Steel Corp.
12.00% due 06/01/25[7]	21,540,000	22,078,500
WR Grace & Company-Conn
4.88% due 06/15/27[7]	13,225,000	13,397,322
Minerals Technologies, Inc.
5.00% due 07/01/28[7]	11,575,000	11,748,625
Kaiser Aluminum Corp.
6.50% due 05/01/25[7]	6,050,000	6,254,188
Valvoline, Inc.
4.38% due 08/15/25[7]	4,820,000	4,844,100
Corporation Nacional del Cobre de Chile
3.75% due 01/15/31[7]	2,880,000	3,138,854
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[7]	2,925,000	3,049,312
ArcelorMittal S.A.
4.55% due 03/11/26	2,450,000	2,482,890
Arconic Corp.
6.00% due 05/15/25[7]	2,225,000	2,300,094
Steel Dynamics, Inc.
3.25% due 01/15/31	1,980,000	2,019,494
Freeport-McMoRan, Inc.
3.88% due 03/15/23	1,750,000	1,750,000
Mirabela Nickel Ltd.
due 06/24/19[8,10]	1,885,418	94,271
Total Basic Materials		97,539,893
Energy - 2.0%
BP Capital Markets plc
4.88%[5,6]	39,360,000	40,639,200

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Energy - 2.0% (continued)
Sabine Pass Liquefaction LLC
4.50% due 05/15/30[4,7]	16,150,000	$17,929,798
Marathon Petroleum Corp.
3.40% due 12/15/20[4]	14,880,000	15,021,591
BP Capital Markets America, Inc.
3.63% due 04/06/30	8,200,000	9,304,674
Reliance Holding USA, Inc.
4.50% due 10/19/20[7]	3,750,000	3,779,062
Baker Hughes a GE Company LLC / Baker Hughes Co-Obligor, Inc.
4.49% due 05/01/30	1,730,000	1,997,107
Basic Energy Services, Inc.
10.75% due 10/15/23[8]	1,500,000	603,375
Total Energy		89,274,807
Technology - 1.5%
Broadcom, Inc.
4.15% due 11/15/30[4,7]	16,940,000	18,408,389
MSCI, Inc.
3.88% due 02/15/31[7]	15,900,000	16,218,000
Qorvo, Inc.
4.38% due 10/15/29[7]	11,220,000	11,490,177
NCR Corp.
8.13% due 04/15/25[7]	6,189,000	6,560,340
6.38% due 12/15/23	2,500,000	2,540,625
Leidos, Inc.
4.38% due 05/15/30[7]	7,620,000	8,583,549
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% due 03/01/25[7]	2,750,000	2,715,625
Total Technology		66,516,705
Utilities - 0.3%
AES Corp.
3.95% due 07/15/30[7]	9,760,000	9,968,054
Terraform Global Operating LLC
6.13% due 03/01/26[7]	2,625,000	2,585,625
Clearway Energy Operating LLC
4.75% due 03/15/28[7]	2,250,000	2,294,865
Total Utilities		14,848,544
Total Corporate Bonds
(Cost $1,595,350,584)		1,661,800,891

ASSET-BACKED SECURITIES†† - 23.1%
Collateralized Loan Obligations - 11.2%
Tralee CLO III Ltd.
2017-3A, 2.59% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 10/20/27[7,9]	31,000,000	30,104,760
NewStar Clarendon Fund CLO LLC
2019-1A, 3.04% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 01/25/27[7,9]	14,050,000	13,581,005

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 11.2% (continued)
2019-1A, 2.29% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[7,9]	8,948,267	$8,843,892
2019-1A, 4.04% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[7,9]	4,500,000	4,250,582
2015-1A, 5.34% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[7,9]	1,300,000	1,185,351
Diamond CLO Ltd.
2018-1A, 3.70% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[7,9]	13,500,000	12,342,394
2018-1A, 2.90% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/22/30[7,9]	11,000,000	10,386,581
2018-1A, 4.80% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[7,9]	5,000,000	4,340,426
FDF I Ltd.
2015-1A, 5.50% due 11/12/30[7]	12,000,000	11,927,006
2015-1A, 4.40% due 11/12/30[7]	10,000,000	9,786,302
Golub Capital Partners CLO Ltd.
2018-36A, 2.64% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31[7,9]	20,000,000	16,416,036
2018-39A, 3.34% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 10/20/28[7,9]	5,000,000	4,828,280
BXMT Ltd.
2020-FL2, 1.84% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 02/16/37[7,9]	14,000,000	13,172,337
2020-FL2, 2.14% (1 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 02/16/37[7,9]	8,000,000	7,289,159
Midocean Credit Clo VII
2020-7A, 3.42% (3 Month USD LIBOR + 2.20%, Rate Floor: 0.00%) due 07/15/29[7,9]	21,000,000	20,067,027
GoldentTree Loan Management US CLO 1 Ltd.
2020-1A, 2.99% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/20/29[7,9]	19,500,000	18,983,946
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.75% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[7,9]	18,000,000	17,034,437
Treman Park CLO Ltd.
2015-1A, due 10/20/28[7,11]	32,400,000	16,133,159
Crown Point CLO III Ltd.
2017-3A, 2.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[7,9]	15,000,000	14,642,114
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[11]	19,395,512	13,054,956
LoanCore Issuer Ltd.
2019-CRE2, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[7,9]	12,850,000	12,446,280
OZLM XIII Ltd.
2018-13A, 2.86% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 07/30/27[7,9]	12,650,000	12,079,269
Palmer Square Loan Funding Ltd.
2018-4A, 2.29% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 11/15/26[7,9]	9,050,000	8,647,947
2018-5A, 3.04% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/20/27[7,9]	3,000,000	2,885,159
MP CLO VIII Ltd.
2018-2A, 2.79% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 10/28/27[7,9]	11,950,000	11,345,268
Telos CLO Ltd.
2017-6A, 3.74% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 01/17/27[7,9]	7,500,000	7,101,175
2017-6A, 2.41% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[7,9]	3,992,860	3,946,934

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 11.2% (continued)
TCP Waterman CLO Ltd.
2016-1A, 3.31% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 12/15/28[7,9]	11,000,000	$10,587,110
Mountain Hawk II CLO Ltd.
2018-2A, 3.49% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 07/20/24[7,9]	8,250,000	7,920,213
2013-2A, 4.29% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[7,9]	2,750,000	2,483,795
Atlas Senior Loan Fund IX Ltd.
2018-9A, 2.94% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28[7,9]	10,250,000	9,378,860
2018-9A, due 04/20/28[7,11]	9,600,000	386,880
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[7,11]	12,766,962	9,644,518
Monroe Capital CLO Ltd.
2017-1A, 2.45% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[7,9]	5,322,102	5,272,100
2017-1A, 4.70% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[7,9]	3,000,000	2,656,399
Avery Point VI CLO Ltd.
2018-6A, 2.54% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 08/05/27[7,9]	8,000,000	7,827,670
Golub Capital BDC CLO LLC
2018-1A, 2.39% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[7,9]	8,000,000	7,785,518
Marathon CLO V Ltd.
2017-5A, 1.82% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[7,9]	7,920,233	7,612,046
2013-5A, due 11/21/27[7,11]	5,500,000	146,740
Flagship CLO VIII Ltd.
2018-8A, 2.98% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[7,9]	8,025,000	7,559,552
Newstar Commercial Loan Funding LLC
2017-1A, 3.81% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[7,9]	7,500,000	7,330,329
Venture XIV CLO Ltd.
2020-14A, 2.62% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29[7,9]	8,000,000	7,297,488
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[7,11]	9,500,000	7,260,401
ACIS CLO Ltd.
2014-4A, 3.24% (3 Month USD LIBOR + 2.55%, Rate Floor: 0.00%) due 05/01/26[7,9]	3,600,000	3,470,751
2015-6A, 4.06% (3 Month USD LIBOR + 3.37%, Rate Floor: 0.00%) due 05/01/27[7,9]	3,250,000	3,183,611
Carlyle Global Market Strategies CLO Ltd.
2017-2A, 2.79% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/18/29[7,9]	3,500,000	3,270,838
2012-3A, due 01/14/32[7,11]	6,400,000	1,078,176
2018-1A, 2.99% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/20/27[7,9]	1,150,000	1,051,193
2013-3X SUB, due 10/15/30[11]	4,938,326	1,006,337
Marathon CRE Ltd.
2018-FL1, 3.19% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/15/28[7,9]	6,000,000	5,464,183
2018-FL1, 2.79% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 06/15/28[7,9]	650,000	608,249
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[7,11]	19,435,737	5,739,606
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[7,11]	11,700,000	5,587,089
Voya CLO Ltd.
2013-1A, due 10/15/30[7,11]	28,970,307	5,560,010

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 11.2% (continued)
Silvermore CLO Ltd.
2014-1A, 3.39% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 05/15/26[7,9]	5,500,000	$5,309,567
Sudbury Mill CLO Ltd.
2017-1A, 3.59% (3 Month USD LIBOR + 2.45%, Rate Floor: 0.00%) due 01/17/26[7,9]	5,000,000	4,749,922
FDF II Ltd.
2016-2A, 6.29% due 05/12/31[7]	5,250,000	4,589,138
Hull Street CLO Ltd.
2014-1A, 4.74% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/18/26[7,9]	5,785,000	4,542,820
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[7,11]	7,895,000	3,983,359
Jackson Mill CLO Ltd.
2018-1A, 3.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[7,9]	4,150,000	3,926,237
Madison Park Funding XVI Ltd.
2016-16A, 3.79% (3 Month USD LIBOR + 2.65%, Rate Floor: 0.00%) due 04/20/26[7,9]	4,000,000	3,919,893
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[7,11]	13,790,000	3,632,782
Mountain Hawk III CLO Ltd.
2014-3A, 3.94% (3 Month USD LIBOR + 2.80%, Rate Floor: 0.00%) due 04/18/25[7,9]	3,000,000	2,937,047
Adams Mill CLO Ltd.
2014-1A, 6.22% (3 Month USD LIBOR + 5.00%, Rate Floor: 0.00%) due 07/15/26[7,9]	4,000,000	2,898,154
WhiteHorse X Ltd.
2015-10A, 6.44% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[7,9]	4,980,000	2,654,859
Denali Capital CLO XI Ltd.
2018-1A, 3.29% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28[7,9]	2,500,000	2,304,629
BNPP IP CLO Ltd.
2014-2A, 6.01% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25[7,9]	5,500,000	2,025,445
KVK CLO Ltd.
2013-1A, due 01/14/28[7,11]	11,900,000	1,519,594
AMMC CLO XI Ltd.
2012-11A, due 04/30/31[7,11]	5,650,000	1,517,776
Exantas Capital Corporation Ltd.
2019-RSO7, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/36[7,9]	1,500,000	1,448,866
KKR CLO 19 Ltd.
2017-19, 2.97% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 10/15/30[7,9]	1,350,000	1,263,985
Dryden Senior Loan Fund
due 01/15/31[11]	1,897,598	886,757
Copper River CLO Ltd.
2007-1A, due 01/20/21[8,11]	8,150,000	864,079
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[7,11]	1,500,000	600,490
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.39% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[7,9]	540,178	537,470
Garrison BSL CLO Ltd.
2018-1A, 1.84% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 07/17/28[7,9]	285,714	285,585
Shackleton CLO Ltd.
2018-6RA, 1.74% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/17/28[7,9]	280,839	280,310
TICP CLO III-2 Ltd.
2018-3R, 1.98% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[7,9]	250,000	247,494
Babson CLO Ltd.
2014-IA, due 07/20/25[7,11]	11,900,000	209,440

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 11.2% (continued)
Octagon Investment Partners XIX Ltd.
2017-1A, 2.32% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[7,9]	130,248		$130,220
West CLO Ltd.
2013-1A, due 11/07/25[7,11]	5,300,000		59,890
Total Collateralized Loan Obligations			501,317,252
Transport-Aircraft - 5.7%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[7]	25,218,726		23,416,530
2017-1, 3.97% due 07/15/42	23,440,038		20,293,845
2016-1, 4.45% due 08/15/41	12,923,640		11,601,474
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[7]	50,911,584		43,182,997
Raspro Trust
2005-1A, 2.89% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[7,9]	35,594,382		33,345,600
AASET Trust
2017-1A, 3.97% due 05/16/42[7]	28,241,870		23,808,860
2020-1A, 4.34% due 01/16/40[7]	6,611,667		3,505,813
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[7]	17,825,657		15,895,752
2018-2A, 5.43% due 11/18/38[7]	18,590,229		10,141,243
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[7]	24,213,347		21,310,167
2017-1, 6.30% due 02/15/42[7]	5,716,381		4,086,338
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[7]	24,902,183		22,239,034
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[7]	6,716,792		5,871,153
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[7]	9,750,000		4,677,891
2020-1A, 3.23% due 03/15/40[7]	741,250		629,679
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[7,12]	5,101,019		4,345,270
Stripes Aircraft Ltd.
2013-1 A1, 3.69% due 03/20/23†††	4,088,062		4,057,157
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[8]	1,972,901		1,678,208
2013-1A, 6.38% due 12/13/48[8]	1,467,369		807,200
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,8,10	2,097,481		210
Total Transport-Aircraft			254,894,421
Financial - 2.9%
Barclays Bank plc
GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20†††,1,8,9	47,550,000		47,550,000
Madison Avenue Secured Funding Trust
2019-1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,7,9	33,300,000		33,300,000
Aesf Vi Verdi, LP
2.15% due 11/25/24†††,1	EUR	21,000,000	22,573,825
Nassau LLC
2019-1, 3.98% due 08/15/34[7]	19,584,634		18,543,987
Station Place Securitization Trust
2019-9, 0.89% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,7,9	7,700,000		7,700,000
Total Financial			129,667,812
Whole Business - 1.1%
TSGE
2017-1, 6.25% due 09/25/31†††,1	42,550,000		42,483,626
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[7]	2,740,250		2,899,650
Drug Royalty III Limited Partnership 1
2017-1A, 3.72% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/15/27[7,9]	1,409,578		1,408,264
Wingstop Funding LLC
2018-1, 4.97% due 12/05/48[7]	1,148,400		1,197,092

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Whole Business - 1.1% (continued)
Wendy's Funding LLC
2018-1A, 3.88% due 03/15/48[7]	390,000	$411,903
2015-1A, 4.50% due 06/15/45[7]	47,625	48,290
Total Whole Business		48,448,825
Infrastructure - 0.8%
VB-S1 Issuer LLC
2020-1A, 6.66% due 06/15/50[7]	23,700,000	24,219,940
2020-1A, 4.09% due 06/15/50[7]	4,833,000	4,908,905
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48[8]	6,756,224	6,674,299
Total Infrastructure		35,803,144
Diversified Payment Rights - 0.4%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	15,300,000	15,431,274
Insurance - 0.4%
LTCG Securitization Issuer LLC
2018-A, 4.59% due 06/15/48[7]	14,751,936	14,752,601
J.G. Wentworth XLI LLC
2018-1A, 4.70% due 10/15/74[7]	400,000	384,119
Total Insurance		15,136,720
Collateralized Debt Obligations - 0.3%
Anchorage Credit Funding 4 Ltd.
2016-4A, 4.50% due 02/15/35[7]	9,200,000	8,686,602
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[7,9]	3,655,509	3,618,353
Banco Bradesco SA
2014-1, 5.44% due 03/12/26†††	1,981,852	1,916,708
Total Collateralized Debt Obligations		14,221,663
Net Lease - 0.2%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[7]	10,550,000	9,315,975
Transport-Container - 0.1%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[7]	5,950,000	5,930,917
Total Asset-Backed Securities
(Cost $1,165,555,946)		1,030,168,003

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.3%
Residential Mortgage Backed Securities - 14.8%
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T5, 2.60% due 10/15/51[7]	10,028,000	9,973,091
2019-T5, 2.85% due 10/15/51[7]	9,655,000	9,602,262
2019-T5, 2.55% due 10/15/51[7]	9,261,000	9,210,260
2019-T4, 2.46% due 10/15/51[7]	6,703,000	6,616,805
2019-T4, 2.51% due 10/15/51[7]	4,595,000	4,458,423
2019-T3, 2.66% due 09/15/52[7]	4,200,000	4,114,021
2019-T3, 2.71% due 09/15/52[7]	3,000,000	2,938,629
2019-T4, 2.80% due 10/15/51[7]	1,500,000	1,452,157
FKRT
5.47% due 07/03/23[8]	42,354,753	42,265,808
LSTAR Securities Investment Limited
2019-5, 1.67% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[7,9]	39,012,111	38,660,689
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36[9]	26,677,768	15,121,002
2006-WMC3, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[9]	11,870,830	8,928,297
2006-HE3, 0.35% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 11/25/36[9]	7,623,347	6,575,906
2006-WMC4, 0.31% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[9]	9,182,723	5,170,152
2006-WMC4, 0.27% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 12/25/36[9]	3,882,777	2,166,598
Lehman XS Trust Series
2006-16N, 0.40% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 11/25/46[9]	19,199,673	18,074,297
2006-18N, 0.37% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 12/25/36[9]	16,692,216	15,575,886

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.3% (continued)
Residential Mortgage Backed Securities - 14.8% (continued)
2006-10N, 0.40% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 07/25/46[9]	4,376,697	$4,139,657
RALI Series Trust
2006-QO6, 0.37% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[9]	35,495,979	12,237,775
2007-QO2, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47[9]	17,079,503	8,240,401
2006-QO8, 0.39% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 10/25/46[9]	7,722,642	7,103,975
2006-QO6, 0.42% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 06/25/46[9]	9,235,570	3,294,341
2006-QO6, 0.45% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 06/25/46[9]	5,826,858	2,116,862
2006-QO2, 0.46% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 02/25/46[9]	6,878,007	2,013,341
2006-QO2, 0.53% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 02/25/46[9]	3,680,318	1,133,742
2006-QO2, 0.41% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[9]	246,693	69,464
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 0.55% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37[9]	28,590,277	13,921,180
2007-HE2, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[9]	21,785,538	10,176,842
2007-HE4, 0.36% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[9]	8,606,838	6,655,539
2007-HE4, 0.44% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[9]	2,716,769	1,817,076
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.82% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[9]	33,209,076	31,991,426
Long Beach Mortgage Loan Trust
2006-6, 0.44% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/36[9]	16,412,163	8,053,634
2006-8, 0.35% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 09/25/36[9]	19,322,461	7,797,305
2006-4, 0.35% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/36[9]	11,966,450	5,089,788
2006-1, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 02/25/36[9]	4,722,656	3,970,241
2006-6, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 07/25/36[9]	5,110,549	2,419,670
2006-8, 0.28% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[9]	5,236,024	2,059,607
2006-6, 0.29% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 07/25/36[9]	2,958,388	1,374,998
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[7,9]	28,140,831	27,672,151
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[7,12]	25,813,050	25,884,529
American Home Mortgage Assets Trust
2006-6, 0.40% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[9]	12,554,268	9,899,631
2006-1, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/46[9]	11,566,516	9,814,535
2006-3, 2.44% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46[9]	7,042,820	5,602,523

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.3% (continued)
Residential Mortgage Backed Securities - 14.8% (continued)
Ocwen Master Advance Receivables Trust
2019-T2, 2.42% due 08/15/51[7]	20,000,000	$19,933,548
2019-T2, 3.04% due 08/15/51[7]	3,200,000	3,189,325
Ameriquest Mortgage Securities Trust
2006-M3, 0.36% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[9]	24,631,862	15,353,759
2006-M3, 0.29% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[9]	15,550,112	6,435,871
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 0.41% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[9]	25,213,957	11,367,566
2006-2, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[9]	19,235,093	8,546,889
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 0.41% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[9]	24,031,726	12,440,090
2006-HE6, 0.29% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 09/25/36[9]	5,008,445	2,270,665
2007-HE4, 0.42% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[9]	4,318,347	1,825,810
GSAA Home Equity Trust
2006-3, 0.49% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 03/25/36[9]	14,951,418	10,023,286
2006-9, 0.43% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 06/25/36[9]	9,540,552	4,235,655
2007-7, 0.46% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 07/25/37[9]	1,366,398	1,300,935
IXIS Real Estate Capital Trust
2007-HE1, 0.35% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37[9]	26,233,945	8,108,141
2007-HE1, 0.42% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37[9]	18,586,381	5,861,390
GSAMP Trust
2007-NC1, 0.32% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[9]	23,279,725	13,534,353
Master Asset Backed Securities Trust
2006-WMC3, 0.35% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[9]	12,155,262	5,298,664
2006-HE3, 0.29% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 08/25/36[9]	10,612,969	3,996,881
2006-HE3, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[9]	8,922,972	3,423,090
Nationstar Home Equity Loan Trust
2007-C, 0.36% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/37[9]	13,128,188	12,449,590
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 0.44% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37[9]	14,580,818	12,384,645
Home Equity Loan Trust
2007-FRE1, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[9]	11,545,732	10,501,378
Alternative Loan Trust
2007-OA7, 0.37% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/47[9]	10,967,302	9,493,447
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
2019-T2, 2.52% due 10/15/52[7]	4,000,000	3,956,872
2019-T2, 2.77% due 10/15/52[7]	2,068,000	2,045,831

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.3% (continued)
Residential Mortgage Backed Securities - 14.8% (continued)
2019-T1, 2.34% due 10/15/51[7]	1,690,000	$1,679,359
2019-T1, 2.39% due 10/15/51[7]	1,374,000	1,365,359
First NLC Trust
2007-1, 0.47% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[7,9]	8,351,862	4,815,285
2007-1, 0.26% (1 Month USD LIBOR + 0.07%, Rate Floor: 0.07%) due 08/25/37[7,9]	6,333,485	3,517,183
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 0.57% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 03/25/37[9]	13,031,171	8,139,369
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 0.42% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37[9]	9,392,694	5,542,841
2007-HE4, 0.36% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[9]	3,804,999	2,517,271
HSI Asset Securitization Corporation Trust
2007-HE1, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/25/37[9]	7,813,224	6,118,858
LSTAR Securities Investment Trust
2019-1, 1.87% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[7,9]	5,106,513	5,147,763
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.34% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[9]	6,008,186	5,139,451
Morgan Stanley Mortgage Loan Trust
2006-9AR, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[9]	10,273,956	4,226,036
Nomura Resecuritization Trust
2015-4R, 2.28% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[7,9]	3,596,426	3,559,345
Alliance Bancorp Trust
2007-OA1, 0.43% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[9]	3,158,230	2,646,034
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[7,9]	1,241,601	1,025,058
Morgan Stanley Re-REMIC Trust
2010-R5, 2.95% due 06/26/36[7]	962,400	828,036
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[9]	656,113	631,974
Total Residential Mortgage Backed Securities		660,331,419
Commercial Mortgage Backed Securities - 0.8%
GS Mortgage Securities Corporation Trust
2017-STAY, 2.34% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 07/15/32[7,9]	16,531,000	14,551,322
2020-UPTN, 3.25% (WAC) due 02/10/37[7,9]	8,256,000	7,591,820
2020-DUNE, 2.69% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36[7,9]	7,340,000	6,206,252
2020-DUNE, 2.09% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36[7,9]	2,750,000	2,395,222
BX Commercial Mortgage Trust
2019-XL, 2.49% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 10/15/36[7,9]	2,235,637	2,146,100
GE Business Loan Trust
2007-1A, 0.64% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 04/16/35[7,9]	907,823	780,237

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.3% (continued)
Commercial Mortgage Backed Securities - 0.8% (continued)
2007-1A, 0.36% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[7,9]	672,461	$621,703
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	1,322,367	1,321,770
Total Commercial Mortgage Backed Securities		35,614,426
Military Housing - 0.7%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.96% (WAC) due 11/25/52[7,9,13]	165,007,343	10,171,366
2015-R1, 0.29% (WAC) due 11/25/55[7,9,13]	66,780,547	4,805,949
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,7	9,000,000	12,532,230
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[7]	5,668,369	6,752,144
Total Military Housing		34,261,689
Total Collateralized Mortgage Obligations
(Cost $794,061,052)		730,207,534

SENIOR FLOATING RATE INTERESTS††,9 - 12.1%
Consumer, Cyclical - 2.9%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	20,950,000	20,295,312
Alterra Mountain Co.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 07/31/26	15,940,896	15,622,078
CHG Healthcare Services, Inc.
4.07% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	11,186,175	10,758,751
BGIS (BIFM CA Buyer, Inc.)
4.11% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/26†††	11,069,534	10,626,753
Cast & Crew Payroll LLC
3.93% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/09/26	9,649,000	8,774,608
Playtika Holding Corp.
7.07% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	8,737,975	8,716,130

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,9 – 12.1% (continued)
Consumer, Cyclical - 2.9% (continued)
Mavis Tire Express Services Corp.
3.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	7,523,204		$6,747,412
Packers Sanitation Services, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/04/24	5,327,457		5,090,385
Accuride Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	7,791,257		4,885,118
CPI Acquisition, Inc.
6.38% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/17/22	5,602,372		4,516,913
Galls LLC
7.25% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) (in-kind rate was 7.25%) due 01/31/25†††,1,14	3,266,100		3,151,786
7.25% (3 Month USD LIBOR + 6.25% and Commercial Prime Lending Rate + 5.25%, Rate Floor: 7.25%) (in-kind rate was 7.25%) due 01/31/24†††,1,14	419,626		386,965
7.32% (3 Month USD LIBOR + 6.25% and 3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) (in-kind rate was 7.25%) due 01/31/25†††,1,14	360,085		347,482
Intrawest Resorts Holdings, Inc.
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24	3,777,470		3,550,822
EnTrans International, LLC
6.18% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	3,939,041		3,046,179
Nellson Nutraceutical
5.25% (3 Month USD LIBOR + 4.25% and Commercial Prime Lending Rate + 3.25%, Rate Floor: 5.25%) due 12/23/21	3,349,284		2,913,877
Alexander Mann
5.73% (3 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	3,000,000	2,869,336
SHO Holding I Corp.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/27/22†††	3,671,533		2,386,496
WESCO
5.33% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††,1	2,352,000		2,304,960
At Home Holding III Corp.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	2,898,460		2,028,922
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	3,018,750		1,755,916
Checkers Drive-In Restaurants, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	3,347,959		1,718,608
Zephyr Bidco Ltd.
7.60% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26†††	GBP	1,540,417	1,636,751
EG Finco Ltd.
5.48% (6 Month GBP LIBOR + 4.75% and 6 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 02/07/25	GBP	977,500	1,125,234
Belk, Inc.
7.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	2,886,096		1,016,627
K & N Parent, Inc.
5.82% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/20/23	961,495		692,277
Apro LLC
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/14/26	498,747		487,525
1-800 Contacts
due 01/22/23	498,708		484,216
Navistar Inc.
3.70% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	498,724		471,085

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,9 - 12.1% (continued)
Consumer, Cyclical - 2.9% (continued)
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	249,634	$226,750
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	163,937	106,675
Total Consumer, Cyclical		128,741,949
Consumer, Non-cyclical - 2.2%
US Foods, Inc.
4.25% (6 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/24/25†††	29,750,000	28,560,000
Bombardier Recreational Products, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 05/24/27	21,050,000	21,172,721
Diamond (BC) BV
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 09/06/24	10,040,000	9,814,100
3.76% (3 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	6,732,589	6,171,562
Springs Window Fashions
9.57% (3 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	5,500,000	4,592,500
5.32% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	3,162,139	2,940,789
Hearthside Group Holdings LLC
3.87% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	5,428,028	5,149,842
4.18% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,122,152	1,069,198
AI Aqua Zip Bidco Pty Ltd.
4.32% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	4,240,215	4,065,306
4.32% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23†††	1,945,794	1,858,233
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.69% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	4,632,754	3,822,022
BCPE Eagle Buyer LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	2,811,584	2,478,889
Affordable Care Holdings Corp.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/24/22	1,777,000	1,563,760
Certara, Inc.
3.81% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24†††	1,641,176	1,518,088
CTI Foods Holding Co. LLC
8.77% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) (in-kind rate was 3.00%) due 05/03/24†††,1,14	755,831	718,039
10.77% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) (in-kind rate was 6.00%) due 05/03/24†††,1,14	374,390	344,439
Recess Holdings, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	1,076,763	875,764
EyeCare Partners LLC
4.82% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27	891,892	800,696
Moran Foods LLC
12.18% (3 Month USD LIBOR + 10.75%, Rate Floor: 11.75%) (in-kind rate was 12.18%) due 10/01/24†††,1,14	446,195	399,121
7.00% (3 Month USD LIBOR + 1.00%, Rate Floor: 2.00%) (in-kind rate was 6.00%) due 04/01/24†††,1,14	374,194	339,080
Blue Ribbon LLC
5.00% (1 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/15/21	550,000	465,927
Total Consumer, Non-cyclical		98,720,076
Industrial - 2.1%
Mileage Plus Holdings LLC
due 07/02/27	15,250,000	15,129,220
Gardner Denver, Inc.
due 03/01/27	10,850,000	10,524,500
Pelican Products, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	8,423,511	7,693,446
TransDigm, Inc.
due 05/30/25	7,500,000	6,717,225
Vertical (TK Elevator)
due 07/01/27	6,600,000	6,468,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,9 - 12.1% (continued)
Industrial - 2.1% (continued)
Berlin Packaging LLC
3.31% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	4,520,525		$4,271,896
3.18% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	1,643,142		1,552,769
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24	4,670,000		4,564,925
BWAY Holding Co.
4.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	4,687,918		4,197,655
STS Operating, Inc. (SunSource)
due 12/11/24	3,877,411		3,568,847
Charter Nex US, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/16/24	2,730,057		2,606,822
3.43% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/16/24	398,981		380,827
Delta Air Lines, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 05/01/23	3,000,000		2,938,140
Diversitech Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/03/24	1,990,522		1,895,972
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25	1,000,000		915,000
DG Investment Intermediate Holdings 2, Inc.
3.75% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 02/03/25	2,754,851		2,612,811
Fortis Solutions Group LLC
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 12/15/23†††,1	2,626,267		2,602,106
YAK MAT (YAK ACCESS LLC)
10.30% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	3,400,000		2,380,000
Hanjin International Corp.
2.68% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 10/19/20	2,600,000		2,353,000
Douglas Dynamics LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 06/08/26	1,800,000		1,759,500
Reynolds Group Holdings, Inc.
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/06/23	1,745,461		1,663,250
National Technical Systems
7.43% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 06/12/21†††,1	1,528,639		1,475,137
7.41% (3 Month USD LIBOR + 6.00% and 3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 06/14/21†††,1	123,125		118,816
SLR Consulting Ltd.
4.98% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††,1	1,249,650		1,211,117
6.48% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25†††,1	311,616		298,654
Bhi Investments LLC
5.51% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	1,612,482		1,483,483
Klockner Pentaplast of America, Inc.
4.75% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 06/30/22	EUR	1,100,000	1,116,988
API Heat Transfer
12.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 12.00%) due 01/01/24†††,1,14	982,191		876,605
12.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 12.00%) due 10/02/23†††,1,14	174,399		158,703
Safety Bidco Ltd.
4.59% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 10/25/24†††,1	GBP	850,000	992,454
ILPEA Parent, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 03/02/23†††	968,354		900,569

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,9 - 12.1% (continued)
Industrial - 2.1% (continued)
Duran Group Holding GMBH
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/29/24†††,1	EUR	431,184	$454,308
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 12/20/24†††,1	EUR	147,191	155,085
Transcendia Holdings, Inc.
4.57% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	569,360		392,858
Gates Global LLC
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/01/24	149,615		143,755
Total Industrial			96,574,443
Communications - 1.6%
Xplornet Communications Inc.
4.93% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	21,970,000		20,926,425
T-Mobile USA, Inc.
3.18% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/01/27	10,550,000		10,527,212
Trader Interactive
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/17/24†††,1	10,789,553		10,161,601
McGraw-Hill Global Education Holdings LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	9,379,977		7,888,560
Liberty Cablevision Of Puerto Rico LLC
5.18% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	6,800,000		6,732,000
Zayo Group Holdings, Inc.
3.18% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,882,750		6,517,414
Market Track LLC
5.25% (3 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24†††	4,133,125		3,513,156
Resource Label Group LLC
5.95% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23†††	1,916,893		1,725,204
9.95% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23†††	1,500,000		1,230,000
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	2,196,242		1,761,386
Flight Bidco, Inc.
7.68% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26†††	1,000,000		850,000
Nielsen Finance LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 06/04/25	750,000		741,562
Total Communications			72,574,520
Technology - 1.3%
Tech Data Corp.
due 06/30/25	15,200,000		15,041,616
Planview, Inc.
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	11,755,783		11,705,500
Datix Bidco Ltd.
5.36% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††,1	9,112,505		9,050,033
8.61% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††,1	461,709		458,109
GlobalFoundries, Inc.
5.06% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/05/26	4,851,000		4,656,960
Park Place Technologies LLC
due 03/28/25	3,141,985		2,996,668
Greenway Health LLC
4.82% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	3,518,388		2,773,651
Ministry Brands LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22†††	2,656,406		2,390,766
Aspect Software, Inc.
6.00% (2 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	2,073,986		1,814,737
Boxer Parent Co., Inc.
4.43% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/02/25	1,396,456		1,317,905

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,9 - 12.1% (continued)
Technology - 1.3% (continued)
Cologix Holdings, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/20/24	1,200,000		$1,148,496
Neustar, Inc.
4.57% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	1,251,762		1,142,496
Kar Finland Bidco Oy
4.50% (6 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/27/23†††	EUR	1,000,000	1,084,635
24-7 Intouch, Inc.
4.93% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25†††	1,159,152		1,054,828
EIG Investors Corp.
4.75% (3 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	845,084		814,094
Brave Parent Holdings, Inc.
4.18% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	324,173		312,017
Total Technology			57,762,511
Financial - 0.8%
Duff & Phelps
due 04/09/27	13,200,000		12,804,000
USI, Inc.
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 12/02/26	10,300,000		9,982,451
Teneo Holdings LLC
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 07/11/25	5,508,375		5,205,414
Camelia Bidco Banc Civica
5.48% (6 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/14/24	GBP	3,000,000	3,577,934
Aretec Group, Inc.
4.43% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	3,841,500		3,514,973
Total Financial			35,084,772
Basic Materials - 0.8%
Illuminate Buyer LLC
due 06/15/27	12,757,625		12,547,125
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	11,775,000		11,441,414
PQ Corp.
due 02/08/27	4,750,000		4,577,812
Alpha 3 BV
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/31/24	2,667,384		2,562,690
ICP Industrial, Inc.
5.07% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23†††	2,447,915		2,252,082
LTI Holdings, Inc.
3.68% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	1,473,750		1,248,473
Ascend Performance Materials Operations LLC
due 08/27/26	398,995		390,684
Total Basic Materials			35,020,280
Utilities - 0.3%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	12,010,000		11,734,731
Granite Generation LLC
4.75% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/09/26	390,605		379,621
Total Utilities			12,114,352
Energy - 0.1%
SeaPort Financing LLC
5.68% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/31/25†††	3,093,422		2,629,408
Permian Production Partners LLC
due 05/20/24†††,10	11,732,500		586,625
Summit Midstream Partners, LP
7.00% (3 Month USD LIBOR + 6.00% and 3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	1,020,379		228,565
Gavilan Resources LLC
due 03/01/24†††,10	2,050,000		5,125
Total Energy			3,449,723
Total Senior Floating Rate Interests
(Cost $575,508,606)			540,042,626

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
0.15% due 11/05/20[15]	55,151,000		$55,119,871
Total U.S. Treasury Bills
(Cost $55,122,108)			55,119,871

SENIOR FIXED RATE INTERESTS††† - 0.1%
Communications - 0.1%
MHGE Parent LLC
11.00% due 04/20/22[1]	4,700,000		3,511,736
Consumer, Cyclical - 0.0%
WESCO
5.25% due 06/14/24[1]	CAD	3,950,000	2,852,238
Total Senior Fixed Rate Interests
(Cost $7,642,224)			6,363,974

REPURCHASE AGREEMENTS††,16 - 0.0%
BofA Securities, Inc.
issued 03/16/20 at (0.15)% open maturity[17]	780,749		780,749
Citigroup Global Markets, Inc.
issued 01/14/20 at (0.15)% open maturity[17]	151,000		151,000
Total Repurchase Agreements
(Cost $931,749)			931,749

	Notional Value
OTC OPTIONS PURCHASED†† - 0.3%
Put options on:
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	2,186,900,000		6,801,259
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	1,067,900,000		3,321,169
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	1,157,800,000		2,373,490
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	463,200,000		1,440,552
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	82,200,000		168,510
Total OTC Options Purchased
(Cost $10,589,111)			14,104,980
Total Investments - 108.1%
(Cost $4,991,358,110)			$4,829,489,671

	Face Amount~
CORPORATE BONDS SOLD SHORT†† - (0.0)%
Financial - (0.0)%
Acrisure LLC / Acrisure Finance, Inc.
7.00% due 11/15/25[7]	1,000,000		(956,250)
Total Corporate Bonds Sold Short
(Proceeds $916,160)			(956,250)
Other Assets & Liabilities, net - (8.1)%			(362,605,337)
Total Net Assets - 100.0%			$4,465,928,084

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	125	Aug 2020	$22,473,750	$573,105

Commodity Futures Contracts Sold Short†
WTI Crude Futures Contracts	693	Aug 2020	27,311,130	(8,747,765)
WTI Crude Futures Contracts	1,468	Jul 2020	57,765,800	(20,801,090)
			$85,076,930	$(29,548,855)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.34.V6	5.00%	Quarterly	06/20/25	$437,874,000	$(2,627,244)	$(4,289,159)	$1,661,915

OTC Interest Rate Swap Agreements††

Counterparty	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Goldman Sachs International	Pay	3-Month ILS TELBOR	1.07%	Quarterly	03/13/30	ILS 64,263,500	$99,152	$–	$99,152

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Total Return Swap Agreements

Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.43% (1 Month USD LIBOR + 0.25%)	Monthly	12/30/20	605,000	$49,380,100	$(290,400)
Bank of America, N.A.	iShares iBoxx $ High Yield Corporate Bond ETF	0.44% (1 Month USD LIBOR + 0.25%)	Monthly	12/16/20	458,620	37,432,564	(376,068)
Bank of America, N.A.	iShares iBoxx $ High Yield Corporate Bond ETF	0.46% (1 Month USD LIBOR + 0.28%)	Monthly	12/24/20	600,000	48,972,000	(720,000)
Bank of America, N.A.	iShares iBoxx $ High Yield Corporate Bond ETF	0.45% (1 Month USD LIBOR + 0.26%)	Monthly	12/21/20	600,000	48,972,000	(942,000)
Bank of America, N.A.	iShares iBoxx $ High Yield Corporate Bond ETF	0.45% (1 Month USD LIBOR + 0.26%)	Monthly	12/17/20	605,000	49,380,100	(980,100)
Bank of America, N.A.	iShares iBoxx $ High Yield Corporate Bond ETF	0.38% (1 Month USD LIBOR + 0.19%)	Monthly	12/14/20	600,000	48,972,000	(1,296,000)
						$283,108,764	$(4,604,568)

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	5,702,202,000	MXN	11/25/20	$288,340,790	$243,583,204	$44,757,586
Goldman Sachs International	3,805,184,000	MXN	11/25/20	193,397,844	162,547,541	30,850,303
Goldman Sachs International	4,677,515,000	MXN	08/25/20	231,505,161	202,010,787	29,494,374
JPMorgan Chase Bank, N.A.	4,676,586,000	MXN	08/25/20	231,303,569	201,970,666	29,332,903
Citibank N.A., New York	303,500,000	BRL	07/01/20	75,789,058	55,862,322	19,926,736
Citibank N.A., New York	1,901,663,000	MXN	11/25/20	96,821,582	81,234,086	15,587,496
Citibank N.A., New York	1,871,006,000	MXN	08/25/20	92,395,358	80,804,315	11,591,043
JPMorgan Chase Bank, N.A.	178,600,000	BRL	07/01/21	42,785,007	32,796,688	9,988,319
Citibank N.A., New York	122,150,000	BRL	07/01/21	29,677,308	22,430,658	7,246,650
Goldman Sachs International	70,300,000	BRL	07/01/20	18,254,999	12,939,444	5,315,555
Citibank N.A., New York	6,320,158,500	JPY	07/01/21	62,232,010	58,928,090	3,303,920
Barclays Bank plc	6,018,007,500	JPY	07/01/21	59,168,297	56,110,885	3,057,412
JPMorgan Chase Bank, N.A.	5,621,809,500	JPY	09/01/20	53,437,730	52,107,563	1,330,167
Goldman Sachs International	32,149,325	EUR	07/30/21	37,345,459	36,476,365	869,094
Barclays Bank plc	92,228,427	ILS	08/01/22	27,935,310	27,182,165	753,145
JPMorgan Chase Bank, N.A.	29,016,000	EUR	07/30/21	33,489,397	32,921,320	568,077
Goldman Sachs International	8,850,000	BRL	07/01/21	2,073,328	1,625,144	448,184
Citibank N.A., New York	193,819,000	ILS	04/30/21	56,980,494	56,648,907	331,587
Bank of America, N.A.	79,971,800	ILS	04/30/21	23,698,471	23,373,947	324,524
Bank of America, N.A.	8,585,000	GBP	07/17/20	10,822,681	10,638,918	183,763
Barclays Bank plc	11,380,000	EUR	07/17/20	12,957,809	12,795,303	162,506
Goldman Sachs International	57,434,200	ILS	01/31/22	17,016,599	16,878,959	137,640
Goldman Sachs International	72,830,756	ILS	02/01/21	21,256,018	21,204,669	51,349
Goldman Sachs International	38,713,300	ILS	04/30/21	11,336,278	11,315,022	21,256
Bank of America, N.A.	7,363,900	ILS	01/31/22	2,183,190	2,164,128	19,062
Barclays Bank plc	684,673	ILS	08/02/21	204,027	200,721	3,306
Goldman Sachs International	239,325	EUR	07/30/20	272,041	269,171	2,870
Barclays Bank plc	688,427	ILS	07/31/20	201,303	199,076	2,227
Citibank N.A., New York	3,158,500	JPY	01/04/21	30,823	29,357	1,466
Barclays Bank plc	3,007,500	JPY	01/04/21	29,299	27,954	1,345
Citibank N.A., New York	3,158,500	JPY	07/01/20	30,507	29,252	1,255
Barclays Bank plc	3,007,500	JPY	07/01/20	29,011	27,854	1,157
JPMorgan Chase Bank, N.A.	216,000	EUR	07/30/20	244,084	242,937	1,147
Citibank N.A., New York	3,904,000	CAD	07/17/20	2,877,314	2,876,703	611
Citibank N.A., New York	363,600	ILS	07/22/20	105,671	105,117	554
Barclays Bank plc	179,000	ILS	07/22/20	52,192	51,749	443
Bank of America, N.A.	383,900	ILS	02/01/21	112,169	111,772	397
Citibank N.A., New York	1,052	ILS	02/01/21	298	306	(8)
Goldman Sachs International	332,100	ILS	07/22/20	95,562	96,010	(448)
JPMorgan Chase Bank, N.A.	20,148,000	EUR	09/30/20	22,661,443	22,692,588	(31,145)
						$215,637,828

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	312,504,100	ILS	04/30/21	$87,609,811	$91,337,876	$3,728,065
Goldman Sachs International	92,228,427	ILS	08/01/22	24,775,937	27,182,165	2,406,228
Goldman Sachs International	64,798,100	ILS	01/31/22	17,651,727	19,043,086	1,391,359
Goldman Sachs International	73,215,708	ILS	02/01/21	20,494,850	21,316,748	821,898
Goldman Sachs International	684,673	ILS	08/02/21	183,706	200,721	17,015
Goldman Sachs International	688,427	ILS	07/31/20	182,123	199,076	16,953
BNP Paribas	176,100	ILS	07/22/20	50,991	50,911	(80)
Barclays Bank plc	152,400	ILS	07/22/20	44,165	44,059	(106)
JPMorgan Chase Bank, N.A.	6,166,000	JPY	07/01/20	59,499	57,106	(2,393)
JPMorgan Chase Bank, N.A.	6,166,000	JPY	01/04/21	59,867	57,311	(2,556)
Goldman Sachs International	455,325	EUR	07/30/20	516,544	512,108	(4,436)
Goldman Sachs International	61,165,325	EUR	07/30/21	70,187,210	69,397,685	(789,525)
Citibank N.A., New York	186,900,000	BRL	07/01/20	36,457,623	34,400,884	(2,056,739)
JPMorgan Chase Bank, N.A.	5,621,809,500	JPY	09/01/20	54,456,957	52,107,563	(2,349,394)
Citibank N.A., New York	309,600,000	BRL	07/01/21	59,488,074	56,852,488	(2,635,586)
Morgan Stanley Capital Services LLC	186,900,000	BRL	07/01/20	37,284,552	34,400,884	(2,883,668)
JPMorgan Chase Bank, N.A.	12,338,166,000	JPY	07/01/21	120,472,255	115,038,975	(5,433,280)
Citibank N.A., New York	1,901,663,000	MXN	11/25/20	92,721,533	81,234,086	(11,487,447)
Citibank N.A., New York	1,871,006,000	MXN	08/25/20	96,443,608	80,804,315	(15,639,293)
JPMorgan Chase Bank, N.A.	4,752,764,000	MXN	11/25/20	232,079,967	203,025,688	(29,054,279)
Goldman Sachs International	4,754,622,000	MXN	11/25/20	232,336,237	203,105,057	(29,231,180)
Goldman Sachs International	3,742,941,000	MXN	08/25/20	192,632,992	161,648,751	(30,984,241)
JPMorgan Chase Bank, N.A.	5,611,160,000	MXN	08/25/20	287,218,254	242,332,702	(44,885,552)
						$(169,058,237)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $184,961,337, (cost $192,861,306) or 4.1% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of June 30, 2020.
[4]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2020, the total market value of segregated or earmarked securities was $312,985,057 — See Note 2.
[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[6]	Perpetual maturity.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,942,217,677 (cost $2,048,421,477), or 43.5% of total net assets.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $113,022,256 (cost $121,930,027), or 2.5% of total net assets — See Note 6.
[9]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[10]	Security is in default of interest and/or principal obligations.
[11]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[12]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2020. See table below for additional step information for each security.
[13]	Security is an interest-only strip.
[14]	Payment-in-kind security.
[15]	Rate indicated is the effective yield at the time of purchase.
[16]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[17]	The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at June 30, 2020.

BofA — Bank of America

BRL — Brazilian Real

CAD — Canadian Dollar

CDX.NA.HY.34.V6 — Credit Default Swap North American High Yield Series 34 Index Version 6

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

SARL — Société à Responsabilité Limitée

TELBOR — Tel Aviv Interbank Offered Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$630,046	$59,565	$8,032,385	$8,721,996
Preferred Stocks	—	34,232,520	109,925	34,342,445
Exchange-Traded Funds	209,007,737	—	—	209,007,737
Mutual Funds	128,086,312	—	—	128,086,312
Closed-End Funds	70,862,157	—	—	70,862,157
Money Market Funds	339,729,396	—	—	339,729,396
Corporate Bonds	—	1,626,812,599	34,988,292	1,661,800,891
Asset-Backed Securities	—	855,155,203	175,012,800	1,030,168,003
Collateralized Mortgage Obligations	—	717,675,304	12,532,230	730,207,534
Senior Floating Rate Interests	—	427,523,807	112,518,819	540,042,626
U.S. Treasury Bills	—	55,119,871	—	55,119,871
Senior Fixed Rate Interests	—	—	6,363,974	6,363,974
Repurchase Agreements	—	931,749	—	931,749
Options Purchased	—	14,104,980	—	14,104,980
Futures Contracts**	573,105	—	—	573,105
Credit Default Swap Agreements**	—	1,661,915	—	1,661,915
Interest Rate Swap Agreements**	—	99,152	—	99,152
Forward Foreign Currency Exchange Contracts**	—	224,050,947	—	224,050,947
Total Assets	$748,888,753	$3,957,427,612	$349,558,425	$5,055,874,790

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds Sold Short	$—	$956,250	$—	$956,250
Futures Contracts**	29,548,855	—	—	29,548,855
Total Return Swap Agreements**	—	4,604,568	—	4,604,568
Forward Foreign Currency Exchange Contracts**	—	177,471,356	—	177,471,356
Unfunded Loan Commitments (Note 5)	—	—	361,196	361,196
Total Liabilities	$29,548,855	$183,032,174	$361,196	$212,942,225

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $213,460,896 are categorized as Level 2 within the disclosure hierarchy - See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2020	Valuation Technique	Unobservable Inputs	Input Range		Weighted Average*
Assets:
Asset-Backed Securities	$80,488,725	Yield Analysis	Yield	3.4%-5.4%		4.5%
Asset-Backed Securities	47,550,000	Model Price	Purchase Price	—		—
Asset-Backed Securities	46,974,075	Option Adjusted Spread off prior month broker quote	Broker Quote	—		—
Collateralized Mortgage Obligations	12,532,230	Option Adjusted Spread off prior month broker quote	Broker Quote	—		—
Common Stocks	5,765,408	Third Party Pricing	Broker Quote	—		—
Common Stocks	1,629,807	Enterprise Value	Valuation Multiple	1.6x-15.8x		7.8	x
Common Stocks	637,170	Option Adjusted Spread off prior month broker quote	Broker Quote	—		—
Corporate Bonds	33,879,486	Option Adjusted Spread off prior month broker quote	Broker Quote	—		—
Corporate Bonds	1,108,806	Yield Analysis	Yield	8.9%		—
Preferred Stocks	109,925	Yield Analysis	Yield	19.2%		—
Senior Fixed Rate Interests	3,511,736	Enterprise Value	Valuation Multiple	8.0	x	—
Senior Fixed Rate Interests	2,852,238	Model Price	Market Comparable Yields	6.2%		—
Senior Floating Rate Interests	63,724,084	Third Party Pricing	Broker Quote	—		—
Senior Floating Rate Interests	38,724,330	Yield Analysis	Yield	5.0%-15.1%		7.1%
Senior Floating Rate Interests	4,450,369	Enterprise Value	Valuation Multiple	8.6x-9.8x		9.2	x
Senior Floating Rate Interests	3,780,097	Model Price	Market Comparable Yields	6.2%-7.1%		6.4%
Senior Floating Rate Interests	1,084,635	Option Adjusted Spread off prior month broker quote	Broker Quote	—		—
Senior Floating Rate Interests	755,304	Model Price	Purchase Price	—		—
Total Assets	$349,558,425
Liabilities:
Unfunded Loan Commitments	$361,196	Model Price	Purchase Price	—		—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields or valuation multiples would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2020, the Fund had securities with a total value of $18,921,914 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total value of $9,972,009 transfer into Level 2 from Level 3 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2020:

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$126,277,348	$10,909,455	$44,402,417	$101,828,152	$15,982,467	$-	$7,497,557	$306,897,396	$(1,140,482)
Purchases/(Receipts)	103,624,103	-	-	44,540,934	-	-	-	148,165,037	(336,926)
(Sales, maturities and paydowns)/Fundings	(60,707,927)	-	(10,667,816)	(25,110,249)	(2,214,694)	-	(22,306)	(98,722,992)	810,511
Amortization of premiums/discounts	6,852	(14,790)	(2,758)	585,651	-	-	24,039	598,994	(852)
Total realized gains (losses) included in earnings	77,005	-	(29,980)	(1,656,963)	75,896	-	(525)	(1,534,567)	(207,036)
Total change in unrealized appreciation (depreciation) included in earnings	(1,964,581)	1,637,565	177,623	(7,062,710)	(6,448,454)	-	(1,134,791)	(14,795,348)	513,589
Transfers into Level 3	7,700,000	-	1,108,806	9,366,013	637,170	109,925	-	18,921,914	-
Transfers out of Level 3	-	-	-	(9,972,009)	-	-	-	(9,972,009)	-
Ending Balance	$175,012,800	$12,532,230	$34,988,292	$112,518,819	$8,032,385	$109,925	$6,363,974	$349,558,425	$(361,196)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2020	$(1,908,124)	$1,637,565	$277,427	$(5,895,936)	$(6,448,454)	$-	$(1,134,791)	$(13,472,313)	$169,035

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	—	—
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, subject to minimum amounts to initiate a margin call, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2020, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			Acrisure LLC / Acrisure Finance Inc.
(0.15)%			7.00%
Open Maturity*	$780,749	$780,749	11/15/25	$850,000	$812,770

Citigroup Global Markets, Inc.			Acrisure LLC / Acrisure Finance Inc.
(0.15)%			7.00%
Open Maturity*	151,000	151,000	11/15/25	150,000	143,430

			Cash Collateral	77,000	77,000
				227,000	220,430

*	The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at June 30, 2020.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares/ Face Amount 06/30/20	Investment Income	Capital Gain Distributions
Common Stocks
BP Holdco LLC*,1	$13,255		$–	$–	$–	$(2,308)	$10,947	37,539	$–	$–
Targus Group International Equity, Inc.*,1	21,632		–	–	–	4,478	26,110	12,773	–	–
Closed-End Funds
Guggenheim Strategic Opportunities Fund	–		7,607,263	–	–	1,302,975	8,910,238	527,233	285,782	–
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	69,165,665		689,432	(40,550,000)	(11,810,550)	6,722,044	24,216,591	992,077	689,432	–
Guggenheim Limited Duration Fund — R6-Class	310,987,415		3,196,504	(312,337,218)	(2,527,372)	680,671	–	–	3,196,504	–
Guggenheim Risk Managed Real Estate Fund — Institutional Class	18,768,215		1,004,055	–	–	(2,974,461)	16,797,809	575,267	302,048	702,031
Guggenheim Strategy Fund II	103,148,435		1,813,987	(23,800,000)	(570,864)	(180,016)	80,411,542	3,251,579	1,813,987	–
Guggenheim Strategy Fund III	81,558,334		1,228,094	(81,207,015)	(2,311,929)	732,516	–	–	1,228,094	–
Guggenheim Ultra Short Duration Fund — Institutional Class	92,054,728		1,082,449	(85,500,000)	(609,396)	(367,411)	6,660,370	671,408	1,082,449	–
Senior Floating Rate Interests
Targus Group International, Inc. due 05/24/16	–	**	–	–	(144,324)	144,324	–	–	–	–
	$675,717,679		$16,621,784	$(543,394,233)	$(17,974,435)	$6,062,812	$137,033,607		$8,598,296	$702,031

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued and affiliated securities amounts to $37,057, (cost $18,280) or less than 0.1% of total net assets.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 50.7%
REITs - 46.6%
REITs-Health Care - 7.3%
Healthcare Trust of America, Inc. — Class A1	40,407	$1,071,594
Sabra Health Care REIT, Inc.	63,609	917,878
Healthpeak Properties, Inc.[1]	27,435	756,109
Ventas, Inc.	15,094	552,742
Total REITs-Health Care		3,298,323
REITs-Apartments - 7.0%
Invitation Homes, Inc.[1]	40,799	1,123,197
American Homes 4 Rent — Class A1	40,932	1,101,071
Mid-America Apartment Communities, Inc.	8,067	925,043
Total REITs-Apartments		3,149,311
REITs-Warehouse/Industries - 6.5%
Innovative Industrial Properties, Inc.	12,995	1,143,820
Rexford Industrial Realty, Inc.[1]	21,933	908,684
Terreno Realty Corp.[1]	17,203	905,566
Total REITs-Warehouse/Industries		2,958,070
REITs-Shopping Centers - 6.1%
Federal Realty Investment Trust[1]	10,942	932,368
Weingarten Realty Investors	49,072	928,933
Regency Centers Corp.[1]	19,369	888,843
Total REITs-Shopping Centers		2,750,144
REITs-Office Property - 6.0%
Cousins Properties, Inc.	31,837	949,698
VEREIT, Inc.[1]	144,565	929,553
Highwoods Properties, Inc.[1]	21,962	819,841
Total REITs-Office Property		2,699,092
REITs-Manufactured Homes - 4.8%
Sun Communities, Inc.[1]	8,105	1,099,686
Equity LifeStyle Properties, Inc.[1]	16,903	1,056,099
Total REITs-Manufactured Homes		2,155,785
REITs-Hotels - 2.8%
MGM Growth Properties LLC — Class A	30,793	837,878
Sunstone Hotel Investors, Inc.	52,512	427,973
Total REITs-Hotels		1,265,851
REITs-Mortgage - 2.6%
AGNC Investment Corp.[1]	91,439	1,179,563
REITs-Storage - 2.0%
Life Storage, Inc.	9,638	915,128
REITs-Diversified - 1.5%
Equinix, Inc.	974	684,040
Total REITs		21,055,307
Real Estate - 4.1%
Real Estate Management/Services - 4.1%
Safehold, Inc.[1]	32,032	1,841,520
Total Common Stocks
(Cost $21,871,466)		22,896,827

MONEY MARKET FUND† - 57.4%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.06%[2]	25,938,292	25,938,292
Total Money Market Fund
(Cost $25,938,292)		25,938,292
Total Investments - 108.1%
(Cost $47,809,758)		$48,835,119
Other Assets & Liabilities, net - (8.1)%		(3,672,476)
Total Net Assets - 100.0%		$45,162,643

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Depreciation
OTC Custom Basket Swap Agreements Sold Short ††
Goldman Sachs International	GS Equity Custom Basket	0.12% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$11,911,468	$(375,092)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.22% (Federal Funds Rate - 0.30%)	At Maturity	07/22/24	11,878,355	(370,447)
					$23,789,823	$(745,539)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
RLJ Lodging Trust	33,416	(2.66)%	$94,940
Piedmont Office Realty Trust, Inc. — Class A	32,480	(4.54)%	15,878
CBRE Group, Inc. — Class A	4,517	(1.72)%	12,355
Jones Lang LaSalle, Inc.	2,021	(1.76)%	10,119
Service Properties Trust	20,893	(1.25)%	6,702
Paramount Group, Inc.	73,566	(4.78)%	3,241
Saul Centers, Inc.	3,114	(0.85)%	1,465
American Campus Communities, Inc.	13,098	(3.85)%	470
Welltower, Inc.	8,828	(3.85)%	(398)
Digital Realty Trust, Inc.	2,433	(2.91)%	(863)
Public Storage	1,759	(2.84)%	(899)
Retail Opportunity Investments Corp.	30,708	(2.93)%	(2,088)
UDR, Inc.	12,258	(3.86)%	(2,188)
STAG Industrial, Inc.	15,510	(3.83)%	(2,202)
Park Hotels & Resorts, Inc.	31,232	(2.60)%	(4,593)
Hersha Hospitality Trust	29,920	(1.45)%	(5,664)
Cushman & Wakefield plc	18,862	(1.98)%	(8,613)
Physicians Realty Trust	28,570	(4.21)%	(13,211)
Brandywine Realty Trust	43,724	(4.01)%	(15,761)
Retail Properties of America, Inc. — Class A	66,955	(4.13)%	(31,964)
Brixmor Property Group, Inc.	28,114	(3.03)%	(39,827)
Kimco Realty Corp.	47,862	(5.17)%	(51,448)
Industrial Logistics Properties Trust	20,208	(3.50)%	(52,031)
Investors Real Estate Trust	10,027	(5.95)%	(64,893)
Four Corners Property Trust, Inc.	12,674	(2.60)%	(65,157)
STORE Capital Corp.	18,377	(3.68)%	(69,498)
Kennedy-Wilson Holdings, Inc.	37,942	(4.86)%	(69,907)
Monmouth Real Estate Investment Corp.	44,377	(5.41)%	(107,635)
Total Financial			(463,670)
Exchange -Traded Funds
Vanguard Real Estate ETF	8,760	(5.79)%	93,223
			–
Total MS Equity Short Custom Basket			$(370,447)

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
RLJ Lodging Trust	33,416	(2.64)%	$92,809
Piedmont Office Realty Trust, Inc. — Class A	32,480	(4.53)%	20,535
CBRE Group, Inc. — Class A	4,517	(1.71)%	12,118
Jones Lang LaSalle, Inc.	2,021	(1.76)%	10,071
Service Properties Trust	20,893	(1.24)%	6,838
Paramount Group, Inc.	73,566	(4.76)%	2,912
American Campus Communities, Inc.	13,098	(3.84)%	1,326
Welltower, Inc.	8,828	(3.84)%	1,206
Saul Centers, Inc.	3,937	(1.07)%	(602)
Digital Realty Trust, Inc.	2,433	(2.90)%	(878)
Public Storage	1,759	(2.83)%	(938)
Retail Opportunity Investments Corp.	30,708	(2.92)%	(1,741)
UDR, Inc.	12,258	(3.85)%	(2,119)
STAG Industrial, Inc.	15,510	(3.82)%	(2,303)
Park Hotels & Resorts, Inc.	31,232	(2.59)%	(4,713)
Hersha Hospitality Trust	29,920	(1.45)%	(5,489)
Cushman & Wakefield plc	18,862	(1.97)%	(8,269)
Physicians Realty Trust	28,570	(4.20)%	(13,546)
Brandywine Realty Trust	43,724	(4.00)%	(18,517)
Retail Properties of America, Inc. — Class A	66,955	(4.11)%	(30,567)
Brixmor Property Group, Inc.	28,114	(3.03)%	(41,819)
Kimco Realty Corp.	47,862	(5.16)%	(50,480)
Industrial Logistics Properties Trust	20,208	(3.49)%	(52,223)
Four Corners Property Trust, Inc.	12,674	(2.60)%	(64,396)
STORE Capital Corp.	18,377	(3.67)%	(69,043)
Kennedy-Wilson Holdings, Inc.	37,942	(4.85)%	(69,952)
Investors Real Estate Trust	10,120	(5.99)%	(71,381)
Monmouth Real Estate Investment Corp.	44,377	(5.40)%	(107,413)
Total Financial			(468,574)
Exchange -Traded Funds
Vanguard Real Estate ETF	8,760	(5.78)%	93,482
Total GS Equity Short Custom Basket			$(375,092)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at June 30, 2020.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,896,827	$—	$—	$22,896,827
Money Market Fund	25,938,292	—	—	25,938,292
Total Assets	$48,835,119	$—	$—	$48,835,119

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$745,539	$—	$745,539

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
EXCHANGE-TRADED FUNDS† - 4.9%
iShares Short-Term National Muni Bond ETF	32,000	$3,451,520
Total Exchange-Traded Funds
(Cost $3,447,566)		3,451,520

CLOSED-END FUNDS† - 9.6%
Eaton Vance Municipal Income Trust	40,499	505,833
BlackRock MuniHoldings Investment Quality Fund	38,807	501,774
BlackRock MuniVest Fund, Inc.	55,778	468,535
Invesco Trust for Investment Grade Municipals	38,003	457,556
Nuveen AMT-Free Municipal Credit Income Fund	29,838	455,925
BNY Mellon Strategic Municipals, Inc.	57,234	444,136
Nuveen Quality Municipal Income Fund	30,461	427,063
Nuveen AMT-Free Quality Municipal Income Fund	29,451	409,369
Invesco Municipal Trust	34,098	400,992
Invesco Advantage Municipal Income Trust II	36,988	386,894
BlackRock MuniYield Quality Fund, Inc.	25,629	385,973
BlackRock MuniEnhanced Fund, Inc.	30,314	332,241
BlackRock Municipal Income Quality Trust	22,631	310,045
Nuveen California Quality Municipal Income Fund	21,202	302,553
Nuveen California AMT-Free Quality Municipal Income Fund	18,593	277,594
DWS Municipal Income Trust	23,880	257,904
Invesco Municipal Opportunity Trust	13,799	163,656
BlackRock MuniYield California Quality Fund, Inc.	10,063	139,574
BlackRock Municipal Income Trust	9,648	128,029
Total Closed-End Funds
(Cost $6,760,995)		6,755,646

MONEY MARKET FUND† - 5.1%
Dreyfus AMT-Free Tax Exempt Cash Management Fund — Institutional Shares, 0.01%[1]	3,544,898	3,544,898
Total Money Market Fund
(Cost $3,544,898)		3,544,898

	Face Amount
MUNICIPAL BONDS†† - 80.4%
California - 24.5%
El Camino Healthcare District General Obligation Unlimited
due 08/01/29[2]	$2,500,000	2,188,625
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	1,000,000	1,190,690
6.25% due 10/01/40	250,000	297,672
5.00% due 10/01/33	200,000	249,958
City of Los Angeles Department of Airports Revenue Bonds
5.00% due 05/15/39	1,000,000	1,274,400
5.00% due 05/15/44	100,000	123,014
San Bernardino Community College District General Obligation Unlimited
4.00% due 08/01/49	1,000,000	1,128,130
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/21	1,000,000	1,062,120
Sierra Joint Community College District School Facilities District No. 1 General Obligation Unlimited
due 08/01/31[2]	705,000	589,295
due 08/01/30[2]	415,000	356,917
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
due 08/01/42[3,4]	1,000,000	899,480
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[2]	1,300,000	706,485
Stockton Unified School District General Obligation Unlimited
due 08/01/37[2]	810,000	552,226
due 08/01/42[2]	250,000	146,225
Compton Unified School District General Obligation Unlimited
due 06/01/40[2]	1,000,000	572,330
Los Angeles Department of Water & Power Power System Revenue Bonds
5.00% due 07/01/43	500,000	539,935
Kings Canyon Unified School District General Obligation Unlimited
5.00% due 08/01/28	445,000	535,562
San Diego Unified School District General Obligation Unlimited
due 07/01/39[2]	1,000,000	507,550
Riverside County Public Financing Authority Tax Allocation
5.00% due 10/01/28	300,000	377,850
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	220,000	231,229
5.00% due 08/01/40	120,000	137,964

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 80.4% (continued)
California - 24.5% (continued)
Sacramento Municipal Utility District Revenue Bonds
5.00% due 08/15/37	$300,000	$339,096
Delhi Unified School District General Obligation Unlimited
5.00% due 08/01/44	250,000	299,350
Riverside County Redevelopment Successor Agency Tax Allocation
due 10/01/37[3,4]	250,000	273,603
Gustine Unified School District General Obligation Unlimited
5.00% due 08/01/41	220,000	264,933
Freddie Mac Multifamily ML Certificates Revenue Bonds
2.49% due 07/25/35	248,204	264,760
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	195,000	246,381
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/35	200,000	232,178
Upland Unified School District General Obligation Unlimited
due 08/01/38[2]	400,000	229,428
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	200,000	219,558
Stanton Redevelopment Agency Tax Allocation
5.00% due 12/01/40	180,000	212,249
Culver Redevelopment Agency Successor Agency Tax Allocation
due 11/01/23[2]	195,000	190,630
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	188,771
Rio Hondo Community College District General Obligation Unlimited
due 08/01/29[2]	200,000	174,146
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	159,600
Buena Park School District General Obligation Unlimited
5.00% due 08/01/47	100,000	117,967
Roseville Joint Union High School District General Obligation Unlimited
due 08/01/30[2]	100,000	84,808
Sequoia Healthcare District Revenue Bonds
5.38% due 08/15/23	5,000	5,299
McKinleyville Union School District General Obligation Unlimited
due 08/01/21[2]	40,000	3,710
Total California		17,174,124
Texas - 11.6%
Ysleta Independent School District General Obligation Unlimited
4.00% due 08/15/52	1,400,000	1,649,788
Cleveland Independent School District General Obligation Unlimited
4.00% due 02/15/52	1,000,000	1,189,770
North Texas Tollway Authority Revenue Bonds
due 01/01/36[2]	1,000,000	701,530
Birdville Independent School District General Obligation Unlimited
5.00% due 02/15/27	305,000	364,551
State of Texas General Obligation Unlimited
5.00% due 10/01/29	250,000	304,645
Bexar County Hospital District General Obligation Limited
5.00% due 02/15/32	200,000	253,880
United Independent School District General Obligation Unlimited
5.00% due 08/15/49	200,000	250,760
Lindale Independent School District General Obligation Unlimited
5.00% due 02/15/49	200,000	246,802
Texas Water Development Board Revenue Bonds
5.00% due 10/15/46	200,000	241,140
Clifton Higher Education Finance Corp. Revenue Bonds
4.00% due 08/15/33	200,000	240,554
Dallas Area Rapid Transit Revenue Bonds
5.00% due 12/01/41	200,000	233,258
Bexar County Health Facilities Development Corp. Revenue Bonds
5.00% due 07/15/22	225,000	230,062
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	1,000,000	227,720
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/27	200,000	224,992

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 80.4% (continued)
Texas - 11.6% (continued)
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/34	$200,000	$218,952
Grand Parkway Transportation Corp. Revenue Bonds
5.00% due 10/01/43	175,000	214,648
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	213,476
Texas Tech University Revenue Bonds
5.00% due 08/15/32	200,000	210,030
Texas Municipal Gas Acquisition & Supply Corporation I Revenue Bonds
6.25% due 12/15/26	170,000	197,581
City of Fort Worth Texas Water & Sewer System Revenue Bonds
5.00% due 02/15/32	100,000	128,110
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	123,315
Mansfield Independent School District General Obligation Unlimited
5.00% due 02/15/44	100,000	122,361
University of North Texas System Revenue Bonds
5.00% due 04/15/44	100,000	121,956
City of Arlington Texas Special Tax Revenue Special Tax
5.00% due 02/15/48	100,000	115,436
County of Polk Texas General Obligation Limited
3.00% due 08/15/20	25,000	25,081
Dallas Independent School District General Obligation Unlimited
5.00% due 02/15/22[5]	15,000	15,985
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
5.25% due 08/15/20	15,000	14,939
Tarrant County Health Facilities Development Corp. Revenue Bonds
6.00% due 09/01/24	10,000	11,148
City of Austin Texas Water & Wastewater System Revenue Bonds
5.00% due 11/15/21	10,000	10,526
University of Houston Revenue Bonds
5.00% due 02/15/21	10,000	10,184
County of Tarrant Texas General Obligation Limited
5.00% due 07/15/20	10,000	9,917
Laredo Community College District Revenue Bonds
4.75% due 08/01/20	5,000	4,968
Leander Independent School District General Obligation Unlimited
due 08/15/24[2]	5,000	2,866
Total Texas		8,130,931
Michigan - 3.8%
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,000,000	1,066,180
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	500,000	532,495
5.00% due 05/01/30	300,000	320,514
Michigan State Hospital Finance Authority Revenue Bonds
5.00% due 11/15/47	200,000	234,710
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	218,932
City of Detroit Michigan Water Supply System Revenue Bonds
5.00% due 07/01/21	200,000	209,436
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	115,108
Total Michigan		2,697,375
Colorado - 3.5%
E-470 Public Highway Authority Revenue Bonds
5.00% due 09/01/36	650,000	846,183
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	390,000	464,361
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	253,598
University of Colorado Revenue Bonds
5.00% due 06/01/26	200,000	252,780
Board of Governors of Colorado State University System Revenue Bonds
5.00% due 03/01/41	200,000	233,734
City & County of Denver Colorado Revenue Bonds
due 08/01/30[2]	200,000	158,646
Colorado Educational & Cultural Facilities Authority Revenue Bonds
5.00% due 03/01/47	110,000	126,072
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	116,033

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 80.4% (continued)
Colorado - 3.5% (continued)
Colorado Health Facilities Authority Revenue Bonds
due 07/15/20[2]	$10,000	$9,899
Total Colorado		2,461,306
Washington - 3.4%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27	500,000	501,085
5.25% due 09/01/32	500,000	500,265
King County School District No. 409 Tahoma General Obligation Unlimited
5.00% due 12/01/27	325,000	398,037
Yakima & Kittitas Counties School District No. 119 Selah General Obligation Unlimited
5.00% due 12/01/42	200,000	246,630
County of King Washington Sewer Revenue Bonds
5.00% due 07/01/42	200,000	243,936
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	242,848
Washington State Convention Center Public Facilities District Revenue Bonds
5.00% due 07/01/48	200,000	219,488
Washington Health Care Facilities Authority Revenue Bonds
5.00% due 02/01/21	25,000	25,672
Total Washington		2,377,961
New York - 3.2%
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/49	1,000,000	1,269,580
New York State Dormitory Authority Revenue Bonds
5.00% due 10/01/41	350,000	361,301
5.00% due 05/01/21	5,000	5,146
5.00% due 02/15/21	5,000	5,094
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	284,275
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	218,082
New York Power Authority Revenue Bonds
4.00% due 11/15/45	100,000	118,284
Total New York		2,261,762
Oregon - 3.0%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[2]	2,000,000	908,960
due 06/15/50[2]	400,000	169,328
due 06/15/49[2]	350,000	153,391
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[2]	1,250,000	744,538
University of Oregon Revenue Bonds
5.00% due 04/01/48	100,000	121,403
Total Oregon		2,097,620
Arizona - 2.8%
Arizona Industrial Development Authority Revenue Bonds
2.12% due 07/01/37	1,200,000	1,189,776
Maricopa County Industrial Development Authority Revenue Bonds
5.00% due 01/01/41	250,000	296,013
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	254,970
Pinal County Elementary School District No. 4 Casa Grande General Obligation Unlimited
5.00% due 07/01/37	100,000	125,923
Industrial Development Authority of the County of Pima Revenue Bonds
7.13% due 06/01/21	75,000	79,487
Arizona State Transportation Board Excise Tax Revenue Bonds
3.13% due 07/01/20	25,000	25,000
City of Phoenix Civic Improvement Corp. Revenue Bonds
5.25% due 07/01/20	15,000	14,850
4.50% due 07/01/20	5,000	4,950
Total Arizona		1,990,969
Georgia - 2.2%
Private Colleges & Universities Authority Revenue Bonds
5.00% due 09/01/48	1,000,000	1,261,440
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	200,000	239,198

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 80.4% (continued)
Georgia - 2.2% (continued)
Thomasville Hospital Authority Revenue Bonds
5.25% due 11/02/20	$25,000	$25,416
Total Georgia		1,526,054
Pennsylvania - 2.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.00% due 02/01/27	500,000	571,225
Reading School District General Obligation Unlimited
5.00% due 02/01/27	300,000	355,470
Pittsburgh Water & Sewer Authority Revenue Bonds
5.25% due 09/01/36	300,000	342,354
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 07/15/32	100,000	123,867
State Mary Hospital Authority Revenue Bonds
5.00% due 11/15/20	30,000	30,509
Montgomery County Industrial Development Authority Revenue Bonds
5.38% due 08/01/20	20,000	19,883
Butler Township Municipal Authority Revenue Bonds
3.00% due 09/01/20	15,000	14,916
City of Philadelphia Pennsylvania Water & Wastewater Revenue Bonds
5.00% due 08/01/20	15,000	14,908
City of Erie Pennsylvania General Obligation Unlimited
3.10% due 11/15/22	5,000	5,264
Total Pennsylvania		1,478,396
Illinois - 2.0%
City of Chicago Illinois Wastewater Transmission Revenue Bonds
5.25% due 01/01/42	400,000	478,920
Chicago O'Hare International Airport Revenue Bonds
5.00% due 01/01/34	300,000	339,282
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/25	200,000	242,226
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	225,672
Cook County School District No. 104 Summit General Obligation Unlimited
due 12/01/22[2]	100,000	98,707
Total Illinois		1,384,807
Louisiana - 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
5.00% due 10/01/37	500,000	574,030
5.00% due 10/01/26	150,000	182,901
5.50% due 10/01/20	25,000	25,295
City of Shreveport Louisiana Water & Sewer Revenue Bonds
5.00% due 12/01/35	250,000	307,317
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	6,178
Total Louisiana		1,095,721
District of Columbia - 1.3%
District of Columbia General Obligation Unlimited
5.00% due 06/01/41	285,000	340,381
5.00% due 06/01/32	275,000	318,376
5.00% due 06/01/31	175,000	218,225
District of Columbia Revenue Bonds
5.00% due 04/01/21[3]	25,000	25,880
6.25% due 04/01/21	5,000	5,172
Total District of Columbia		908,034
North Carolina - 1.3%
North Carolina Turnpike Authority Revenue Bonds
5.00% due 01/01/27	300,000	362,922
North Carolina Central University Revenue Bonds
5.00% due 04/01/44	300,000	353,289
County of New Hanover North Carolina Revenue Bonds
5.00% due 10/01/22	150,000	163,427
North Carolina Eastern Municipal Power Agency Revenue Bonds
4.50% due 01/01/22	10,000	10,201
Total North Carolina		889,839
West Virginia - 1.3%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	538,090

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 80.4% (continued)
West Virginia - 1.3% (continued)
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	$300,000	$345,102
Total West Virginia		883,192
Virginia - 1.1%
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/25	250,000	302,018
University of Virginia Revenue Bonds
5.00% due 04/01/38	200,000	247,478
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[2]	500,000	204,800
Washington County Industrial Development Authority Revenue Bonds
5.25% due 08/01/20	15,000	14,910
City of Norfolk Virginia General Obligation Unlimited
2.50% due 10/01/46[3]	5,000	5,189
Total Virginia		774,395
Mississippi - 1.0%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	500,970
6.25% due 10/01/26	230,000	230,697
Total Mississippi		731,667
New Jersey - 1.0%
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	370,947
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	250,000	306,272
North Hudson Sewerage Authority Revenue Bonds
due 12/15/21[2]	50,000	49,646
Total New Jersey		726,865
Oklahoma - 0.9%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	418,306
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	247,730
Total Oklahoma		666,036
Arkansas - 0.8%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	347,299
University of Arkansas Revenue Bonds
5.00% due 11/01/47	200,000	242,298
Total Arkansas		589,597
Puerto Rico - 0.8%
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/41	250,000	270,863
Puerto Rico Public Buildings Authority Revenue Bonds
6.00% due 07/01/23	250,000	259,910
Commonwealth of Puerto Rico General Obligation Unlimited
5.25% due 07/01/24	45,000	46,396
Total Puerto Rico		577,169
Wisconsin - 0.8%
State of Wisconsin General Obligation Unlimited
5.00% due 05/01/32	200,000	272,748
5.00% due 05/01/33	200,000	269,764
Wisconsin Health & Educational Facilities Authority Revenue Bonds
5.13% due 08/15/20	20,000	19,914
Public Finance Authority Revenue Bonds
5.00% due 12/01/20	5,000	5,292
Total Wisconsin		567,718
Ohio - 0.7%
County of Miami Ohio Revenue Bonds
5.00% due 08/01/33	200,000	243,898
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	233,332
County of Butler Ohio Revenue Bonds
5.50% due 11/01/20	10,000	10,073
State of Ohio Revenue Bonds
4.63% due 01/01/21	5,000	5,056
Total Ohio		492,359
Nebraska - 0.7%
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	248,550
Nebraska Investment Finance Authority Revenue Bonds
3.40% due 09/01/39	200,000	214,446
Total Nebraska		462,996
Florida - 0.6%
State of Florida General Obligation Unlimited
5.00% due 06/01/32	200,000	268,132

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 80.4% (continued)
Florida - 0.6% (continued)
Greater Orlando Aviation Authority Revenue Bonds
5.00% due 10/01/32	$100,000	$125,737
Total Florida		393,869
Maryland - 0.5%
State of Maryland General Obligation Unlimited
5.00% due 03/15/33	200,000	270,004
4.00% due 08/01/20	25,000	25,076
5.00% due 08/01/20	15,000	14,908
County of Frederick Maryland General Obligation Unlimited
5.00% due 08/01/20	10,000	9,938
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/27	5,000	5,753
Total Maryland		325,679
Alaska - 0.4%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	276,570
Nevada - 0.4%
Las Vegas Valley Water District General Obligation Ltd.
5.00% due 06/01/27	230,000	276,147
South Carolina - 0.3%
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	243,324
Tennessee - 0.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue Bonds
2.48% due 12/01/37	200,000	204,660
Johnson City Health & Educational Facilities Board Revenue Bonds
5.38% due 07/01/20	20,000	19,800
Total Tennessee		224,460
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	222,606
Massachusetts - 0.3%
Massachusetts Clean Water Trust Revenue Bonds
5.00% due 08/01/20	110,000	110,311
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 04/01/21	55,000	56,844
5.00% due 08/15/20	15,000	14,935
Total Massachusetts		182,090
South Dakota - 0.3%
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue Bonds
5.00% due 04/01/34	150,000	178,605
Utah - 0.3%
South Davis Metro Fire Service Area Revenue Bonds
5.00% due 12/01/34	100,000	124,089
Utah State Board of Regents Revenue Bonds
5.25% due 08/01/20	45,000	45,179
Total Utah		169,268
Kansas - 0.2%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	122,058
Riley County Unified School District No. 383 Manhattan-Ogden General Obligation Unlimited
due 09/01/21[2]	25,000	16,334
Total Kansas		138,392
Iowa - 0.2%
PEFA, Inc. Revenue Bonds
5.00% (VRDN)due 09/01/26[5]	100,000	120,678
University of Iowa Revenue Bonds
4.00% due 07/01/20	10,000	9,900
Total Iowa		130,578
Idaho - 0.2%
Idaho Housing & Finance Association Revenue Bonds
5.00% due 07/15/30	100,000	125,837
Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue Bonds
5.00% due 05/15/42	100,000	124,565
Indiana - 0.2%
Indiana Finance Authority Revenue Bonds
5.00% due 10/01/41	100,000	118,567
Jeffersonville Housing, Inc. Revenue Bonds
7.25% due 11/15/20	5,000	5,073
Total Indiana		123,640
Montana - 0.2%
Montana State Board of Regents Revenue Bonds
5.00% due 11/15/43	100,000	117,967

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 80.4% (continued)
Guam - 0.1%
Guam Government Waterworks Authority Revenue Bonds
5.63% due 07/01/20	$100,000	$100,000
Guam Power Authority Revenue Bonds
5.50% due 10/01/20	5,000	5,015
Total Guam		105,015
New Mexico - 0.0%
City of Albuquerque New Mexico Revenue Bonds
5.00% due 07/01/25	30,000	34,518
Connecticut - 0.0%
Connecticut State Health & Educational Facilities Authority Revenue Bonds
5.50% due 07/01/20	30,000	30,000
Kentucky - 0.0%
City of Pikeville Kentucky Revenue Bonds
6.25% due 03/01/21	5,000	5,146
6.00% due 03/01/21	5,000	5,138
Total Kentucky		10,284
Minnesota - 0.0%
State of Minnesota General Obligation Unlimited
5.00% due 08/01/20	5,000	4,969
Total Municipal Bonds
(Cost $53,665,225)		56,385,276
Total Investments - 100.0%
(Cost $67,418,684)		$70,137,340
Other Assets & Liabilities, net - 0.0%		33,314
Total Net Assets - 100.0%		$70,170,654

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2020.
[2]	Zero coupon rate security.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2020. See table below for additional step information for each security.
[4]	Security has no current coupon. However, a coupon will come into effect at a future reset date instead.
[5]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at June 30, 2020.

VRDN — Variable Rate Demand Note

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$3,451,520	$—	$—	$3,451,520
Closed-End Funds	6,755,646	—	—	6,755,646
Money Market Fund	3,544,898	—	—	3,544,898
Municipal Bonds	—	56,385,276	—	56,385,276
Total Assets	$13,752,064	$56,385,276	$—	$70,137,340

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
City of Norfolk Virginia General Obligation Unlimited, 2.50% due 10/01/46	3.00%	10/01/22	3.75% - 5.00%%	10/01/26 - 10/01/41
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited, due 08/01/42	6.85%	08/01/32	—	—
Riverside County Redevelopment Successor Agency Tax Allocation, due 10/01/37	5.00%	10/01/21	—	—

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 89.8%
REITs - 85.5%
REITs-Diversified - 15.6%
Equinix, Inc.[1]	27,263	$19,146,805
Digital Realty Trust, Inc.[1]	81,668	11,605,839
VICI Properties, Inc.	193,366	3,904,059
WP Carey, Inc.[1]	50,088	3,388,453
Gaming and Leisure Properties, Inc.[1]	63,891	2,210,636
CoreSite Realty Corp.[1]	11,156	1,350,545
SBA Communications Corp.	3,248	967,644
American Tower Corp. — Class A	3,584	926,607
Total REITs-Diversified		43,500,588
REITs-Warehouse/Industries - 14.1%
Prologis, Inc.[2]	205,827	19,209,834
Rexford Industrial Realty, Inc.[1]	109,136	4,521,504
Terreno Realty Corp.[1]	80,027	4,212,621
Innovative Industrial Properties, Inc.	45,102	3,969,878
Americold Realty Trust[1]	69,812	2,534,176
EastGroup Properties, Inc.	20,566	2,439,333
CyrusOne, Inc.[1]	31,644	2,302,101
Total REITs-Warehouse/Industries		39,189,447
REITs-Apartments - 13.9%
Invitation Homes, Inc.[1]	296,418	8,160,387
AvalonBay Communities, Inc.	35,944	5,558,380
Equity Residential	92,424	5,436,380
Mid-America Apartment Communities, Inc.	45,434	5,209,917
American Homes 4 Rent — Class A1	181,518	4,882,834
Essex Property Trust, Inc.	18,292	4,191,978
Camden Property Trust	32,271	2,943,761
UDR, Inc.	66,300	2,478,294
Total REITs-Apartments		38,861,931
REITs-Health Care - 11.6%
Healthpeak Properties, Inc.[1]	271,078	7,470,910
Ventas, Inc.	188,801	6,913,893
Welltower, Inc.	114,900	5,946,075
Sabra Health Care REIT, Inc.[1]	297,528	4,293,329
Healthcare Trust of America, Inc. — Class A1	107,892	2,861,296
Omega Healthcare Investors, Inc.	61,708	1,834,579
Medical Properties Trust, Inc.	84,697	1,592,304
CareTrust REIT, Inc.	80,160	1,375,546
Total REITs-Health Care		32,287,932
REITs-Office Property - 9.1%
Alexandria Real Estate Equities, Inc.[1]	38,006	6,166,473
Cousins Properties, Inc.	151,419	4,516,829
Highwoods Properties, Inc.[1]	111,924	4,178,123
VEREIT, Inc.	545,592	3,508,157
Corporate Office Properties Trust	129,881	3,291,184
Boston Properties, Inc.[1]	24,186	2,185,931
Kilroy Realty Corp.	17,226	1,011,166
Douglas Emmett, Inc.[1]	20,421	626,108
Total REITs-Office Property		25,483,971
REITs-Storage - 6.8%
Public Storage	30,447	5,842,475
Extra Space Storage, Inc.	50,058	4,623,857
Life Storage, Inc.	35,385	3,359,806
Iron Mountain, Inc.	80,599	2,103,634
National Storage Affiliates Trust	55,898	1,602,037
CubeSmart[1]	53,635	1,447,609
Total REITs-Storage		18,979,418
REITs-Manufactured Homes - 4.7%
Sun Communities, Inc.	49,495	6,715,482
Equity LifeStyle Properties, Inc.	100,409	6,273,554
Total REITs-Manufactured Homes		12,989,036
REITs-Shopping Centers - 3.7%
Regency Centers Corp.	84,281	3,867,655
Federal Realty Investment Trust[1]	41,877	3,568,339
Weingarten Realty Investors	146,075	2,765,200
Total REITs-Shopping Centers		10,201,194
REITs-Single Tenant - 2.6%
Realty Income Corp.[1]	95,675	5,692,662
Spirit Realty Capital, Inc.	26,914	938,222
National Retail Properties, Inc.	17,244	611,817
Total REITs-Single Tenant		7,242,701
REITs-Hotels - 1.5%
MGM Growth Properties LLC — Class A	87,185	2,372,304
Sunstone Hotel Investors, Inc.	176,790	1,440,838
Host Hotels & Resorts, Inc.	32,983	355,887
Total REITs-Hotels		4,169,029
REITs-Mortgage - 1.0%
AGNC Investment Corp.	220,720	2,847,288

REITs-Regional Malls - 0.9%
Simon Property Group, Inc.	38,733	2,648,562
Total REITs		238,401,097
Real Estate - 3.6%
Real Estate Management/Services - 3.6%
Safehold, Inc.[2]	173,074	9,950,024

Home Builders - 0.7%
Buildings - Residential/Commercial - 0.7%
Lennar Corp. — Class A	13,012	801,799
DR Horton, Inc.	10,328	572,688
NVR, Inc.*	175	570,281
Total Buildings - Residential/Commercial		1,944,768
Total Home Builders		1,944,768
Total Common Stocks
(Cost $249,035,960)		250,295,889

MONEY MARKET FUND† - 10.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[3]	29,823,780	29,823,780
Total Money Market Fund
(Cost $29,823,780)		29,823,780
Total Investments - 100.5%
(Cost $278,859,740)		$280,119,669

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS SOLD SHORT† - (9.1)%
Private Equity - (0.5)%
Kennedy-Wilson Holdings, Inc.	82,609	$(1,257,309)

Real Estate - (0.5)%
Real Estate Management/Services - (0.5)%
CBRE Group, Inc. — Class A*	9,834	(444,693)
Jones Lang LaSalle, Inc.	4,399	(455,120)
Cushman & Wakefield plc*	41,067	(511,695)
Total Real Estate Management/Services		(1,411,508)
Total Real Estate		(1,411,508)
REITS - (8.1)%
REITs-Storage - (0.3)%
Public Storage	3,829	(734,747)

REITs-Single Tenant - (0.6)%
Four Corners Property Trust, Inc.	27,595	(673,318)
STORE Capital Corp.	40,011	(952,662)
Total REITs-Single Tenant		(1,625,980)
REITs-Diversified - (0.6)%
Digital Realty Trust, Inc.[1]	12,019	(1,708,020)

REITs-Hotels - (0.7)%
Service Properties Trust	45,488	(322,510)
Hersha Hospitality Trust	65,143	(375,224)
Park Hotels & Resorts, Inc.	68,001	(672,530)
RLJ Lodging Trust	72,754	(686,798)
Total REITs-Hotels		(2,057,062)
REITs-Health Care - (0.7)%
Welltower, Inc.	19,219	(994,583)
Physicians Realty Trust	62,204	(1,089,814)
Total REITs-Health Care		(2,084,397)
REITs-Warehouse/Industries - (1.2)%
Industrial Logistics Properties Trust	43,999	(904,179)
STAG Industrial, Inc.	33,769	(990,107)
Monmouth Real Estate Investment Corp.	96,619	(1,400,009)
Total REITsWarehouse/Industries		(3,294,295)
REITs-Office Property - (1.2)%
Brandywine Realty Trust	95,198	(1,036,706)
Piedmont Office Realty Trust, Inc. — Class A	70,716	(1,174,593)
Paramount Group, Inc.	160,172	(1,234,926)
Total REITs-Office Property		(3,446,225)
REITs-Apartments - (1.3)%
American Campus Communities, Inc.	28,518	(996,989)
UDR, Inc.	26,689	(997,635)
Investors Real Estate Trust	21,631	(1,524,769)
Total REITs-Apartments		(3,519,393)
REITs-Shopping Centers - (1.5)%
Saul Centers, Inc.	6,687	(215,790)
Retail Opportunity Investments Corp.	66,858	(757,501)
Brixmor Property Group, Inc.	61,212	(784,738)
Retail Properties of America, Inc. — Class A	145,779	(1,067,102)
Kimco Realty Corp.	104,207	(1,338,018)
Total REITs-Shopping Centers		(4,163,149)
Total REITs		(22,633,268)
Total Common Stocks Sold Short
(Proceeds $23,527,870)		(25,302,085)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (0.5)%
Vanguard Real Estate ETF	19,072	(1,497,724)
Total Exchange-Traded Funds Sold Short
(Proceeds $1,527,953)		(1,497,724)
Total Securities Sold Short - (9.6)%
(Proceeds $25,055,823)		$(26,799,809)
Other Assets & Liabilities, net - 9.1%		25,478,176
Total Net Assets - 100.0%		$278,798,036

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements ††
Goldman Sachs International	GS Equity Custom Basket	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$19,290,335	$631,637
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.48% (Federal Funds Rate + 0.40%)	At Maturity	06/12/24	$19,290,328	$615,789
					$38,580,663	$1,247,426
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.22%) (Federal Funds Rate - 0.30%)	At Maturity	06/12/24	$19,973,520	$272,328
Goldman Sachs International	GS Equity Custom Basket	(0.12%) (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	20,085,917	272,997
					$40,059,437	$545,325

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Safehold, Inc.	26,986	8.04%	$594,699
VEREIT, Inc.	121,793	4.06%	148,223
Invitation Homes, Inc.	34,372	4.91%	102,089
Regency Centers Corp.	16,317	3.88%	89,180
Innovative Industrial Properties, Inc.	10,948	5.00%	71,025
Healthcare Trust of America, Inc. — Class A	34,042	4.68%	66,305
Terreno Realty Corp.	14,493	3.95%	40,445
Rexford Industrial Realty, Inc.	18,478	3.97%	17,462
AGNC Investment Corp.	77,036	5.15%	16,488
Sun Communities, Inc.	6,829	4.80%	13,758
American Homes 4 Rent — Class A	34,484	4.81%	8,533
Cousins Properties, Inc.	26,822	4.15%	7,179
Equinix, Inc.	821	2.99%	5,509
Mid-America Apartment Communities, Inc.	6,796	4.04%	4,552
Weingarten Realty Investors	41,342	4.06%	3,858
Life Storage, Inc.	8,120	4.00%	(898)
Sunstone Hotel Investors, Inc.	44,240	1.87%	(3,189)
Equity LifeStyle Properties, Inc.	14,240	4.61%	(4,999)
MGM Growth Properties LLC — Class A	25,942	3.66%	(39,803)
Healthpeak Properties, Inc.	23,114	3.30%	(70,644)
Highwoods Properties, Inc.	18,503	3.58%	(93,771)
Sabra Health Care REIT, Inc.	53,589	4.01%	(94,306)
Ventas, Inc.	12,716	2.41%	(108,709)
Federal Realty Investment Trust	9,218	4.07%	(157,197)
Total Financial			615,789
Total MS Equity Long Custom Basket			$615,789

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Piedmont Office Realty Trust, Inc. — Class A	54,726	(4.56)%	$214,674
Kimco Realty Corp.	80,645	(5.19)%	204,497
RLJ Lodging Trust	56,303	(2.67)%	196,023
CBRE Group, Inc. — Class A	7,610	(1.73)%	25,977
Jones Lang LaSalle, Inc.	3,405	(1.76)%	22,855
Service Properties Trust	35,203	(1.25)%	11,554
Saul Centers, Inc.	4,282	(0.69)%	10,472
Paramount Group, Inc.	123,955	(4.78)%	3,793
Industrial Logistics Properties Trust	34,050	(3.50)%	1,605
American Campus Communities, Inc.	22,070	(3.86)%	792
Public Storage	2,963	(2.85)%	(1,515)
Digital Realty Trust, Inc.	4,100	(2.92)%	(2,062)
Retail Opportunity Investments Corp.	51,740	(2.93)%	(2,833)
Welltower, Inc.	14,874	(3.85)%	(3,494)
UDR, Inc.	20,654	(3.87)%	(3,687)
STAG Industrial, Inc.	26,133	(3.84)%	(3,711)
Hersha Hospitality Trust	50,414	(1.45)%	(8,322)
Park Hotels & Resorts, Inc.	52,625	(2.61)%	(11,565)
Cushman & Wakefield plc	31,781	(1.98)%	(13,907)
Monmouth Real Estate Investment Corp.	74,772	(5.42)%	(27,479)
Investors Real Estate Trust	16,760	(5.91)%	(27,823)
Physicians Realty Trust	48,139	(4.22)%	(28,652)
Brandywine Realty Trust	73,672	(4.02)%	(29,417)
Retail Properties of America, Inc. — Class A	112,816	(4.13)%	(57,730)
Brixmor Property Group, Inc.	47,371	(3.04)%	(83,758)
Kennedy-Wilson Holdings, Inc.	63,930	(4.87)%	(115,473)
Four Corners Property Trust, Inc.	21,356	(2.61)%	(126,069)
STORE Capital Corp.	30,964	(3.69)%	(141,902)
Total Financial			2,843
Exchange Traded Funds
Vanguard Real Estate ETF	14,760	(5.80)%	269,485
Total MS Equity Short Custom Basket			$272,328

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Safehold, Inc.	26,986	8.04%	$589,579
VEREIT, Inc.	121,793	4.06%	148,103
Invitation Homes, Inc.	34,372	4.91%	102,367
Regency Centers Corp.	16,317	3.88%	93,357
Innovative Industrial Properties, Inc.	10,948	5.00%	82,767
Healthcare Trust of America, Inc. — Class A	34,042	4.68%	62,150
Terreno Realty Corp.	14,493	3.95%	42,007
Rexford Industrial Realty, Inc.	18,478	3.97%	22,247
AGNC Investment Corp.	77,036	5.15%	17,848
Sun Communities, Inc.	6,829	4.80%	15,032
Cousins Properties, Inc.	26,822	4.15%	9,761
American Homes 4 Rent — Class A	34,484	4.81%	8,077
Equinix, Inc.	821	2.99%	5,612
Weingarten Realty Investors	41,342	4.06%	4,014
Mid-America Apartment Communities, Inc.	6,796	4.04%	3,370
Life Storage, Inc.	8,120	4.00%	281
Equity LifeStyle Properties, Inc.	14,240	4.61%	(2,545)
Sunstone Hotel Investors, Inc.	44,240	1.87%	(3,083)
MGM Growth Properties LLC — Class A	25,942	3.66%	(40,685)
Healthpeak Properties, Inc.	23,114	3.30%	(69,457)
Highwoods Properties, Inc.	18,503	3.58%	(94,422)
Sabra Health Care REIT, Inc.	53,589	4.01%	(97,246)
Ventas, Inc.	12,716	2.41%	(110,576)
Federal Realty Investment Trust	9,218	4.07%	(156,921)
Total Financial			631,637
Total GS Equity Long Custom Basket			$631,637

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Piedmont Office Realty Trust, Inc. — Class A	54,726	(4.54)%	$214,992
Kimco Realty Corp.	80,645	(5.17)%	204,567
RLJ Lodging Trust	56,303	(2.66)%	192,717
CBRE Group, Inc. — Class A	7,610	(1.71)%	25,507
Jones Lang LaSalle, Inc.	3,405	(1.75)%	22,712
Service Properties Trust	35,203	(1.24)%	11,786
Saul Centers, Inc.	7,433	(1.19)%	5,581
Paramount Group, Inc.	123,955	(4.76)%	3,450
American Campus Communities, Inc.	22,070	(3.84)%	2,233
Industrial Logistics Properties Trust	34,050	(3.48)%	1,726
Welltower, Inc.	14,874	(3.83)%	(244)
Public Storage	2,963	(2.83)%	(1,581)
Digital Realty Trust, Inc.	4,100	(2.90)%	(2,093)
Retail Opportunity Investments Corp.	51,740	(2.92)%	(2,153)
UDR, Inc.	20,654	(3.84)%	(3,571)
STAG Industrial, Inc.	26,133	(3.81)%	(3,881)
Hersha Hospitality Trust	50,414	(1.45)%	(8,107)
Park Hotels & Resorts, Inc.	52,625	(2.59)%	(11,915)
Cushman & Wakefield plc	31,781	(1.97)%	(13,288)
Investors Real Estate Trust	16,912	(5.94)%	(19,412)
Monmouth Real Estate Investment Corp.	74,772	(5.39)%	(27,304)
Physicians Realty Trust	48,139	(4.20)%	(29,342)
Brandywine Realty Trust	73,672	(3.99)%	(34,603)
Retail Properties of America, Inc. — Class A	112,816	(4.11)%	(54,375)
Brixmor Property Group, Inc.	47,371	(3.02)%	(88,679)
Kennedy-Wilson Holdings, Inc.	63,930	(4.84)%	(115,712)
Four Corners Property Trust, Inc.	21,356	(2.59)%	(124,623)
STORE Capital Corp.	30,964	(3.67)%	(141,048)
Total Financial			3,340
Exchange Traded Funds
Vanguard Real Estate ETF	14,760	(5.77)%	269,657
Total GS Equity Short Custom Basket			$272,997

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at June 30, 2020.
[2]	All or a portion of this security is pledged as short security collateral at June 30, 2020.
[3]	Rate indicated is the 7-day yield as of June 30, 2020.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$250,295,889	$—	$—	$250,295,889
Money Market Fund	29,823,780	—	—	29,823,780
Equity Custom Basket Swap Agreements**	—	1,792,751	—	1,792,751
Total Assets	$280,119,669	$1,792,751	$—	$281,912,420

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$25,302,085	$—	$—	$25,302,085
Exchange-Traded Funds Sold Short	1,497,724	—	—	1,497,724
Total Liabilities	$26,799,809	$—	$—	$26,799,809

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 98.6%
Financial - 32.1%
Physicians Realty Trust REIT	6,281	$110,043
Equity Commonwealth REIT	2,872	92,478
Lexington Realty Trust REIT	8,172	86,215
Pinnacle Financial Partners, Inc.	1,877	78,815
Heritage Insurance Holdings, Inc.	5,840	76,446
Radian Group, Inc.	4,691	72,757
Axis Capital Holdings Ltd.	1,793	72,724
WSFS Financial Corp.	2,339	67,129
CNO Financial Group, Inc.	4,045	62,981
Investors Bancorp, Inc.	7,289	61,957
Zions Bancorp North America	1,762	59,908
First Horizon National Corp.	5,837	58,137
Cathay General Bancorp	2,146	56,440
Hilltop Holdings, Inc.	2,806	51,771
Simmons First National Corp. — Class A	2,938	50,269
MGIC Investment Corp.	4,838	39,623
Cousins Properties, Inc. REIT	1,322	39,435
Piedmont Office Realty Trust, Inc. — Class A REIT	2,297	38,153
Flagstar Bancorp, Inc.	1,277	37,582
First Midwest Bancorp, Inc.	2,717	36,272
Kennedy-Wilson Holdings, Inc.	2,301	35,021
IBERIABANK Corp.	768	34,975
Hanmi Financial Corp.	3,541	34,383
Howard Hughes Corp.*	612	31,793
Stifel Financial Corp.	656	31,114
Hancock Whitney Corp.	1,406	29,807
Sunstone Hotel Investors, Inc. REIT	3,446	28,085
Independent Bank Group, Inc.	658	26,662
Heartland Financial USA, Inc.	764	25,548
RMR Group, Inc. — Class A	797	23,488
Berkshire Hills Bancorp, Inc.	2,052	22,613
American National Insurance Co.	300	21,621
BOK Financial Corp.	266	15,013
Total Financial		1,609,258
Industrial - 19.6%
MDU Resources Group, Inc.	4,912	108,948
Knight-Swift Transportation Holdings, Inc.	2,136	89,092
PGT Innovations, Inc.*	5,245	82,241
Graphic Packaging Holding Co.	5,282	73,895
Plexus Corp.*	1,036	73,100
GATX Corp.	917	55,919
Sanmina Corp.*	2,233	55,915
Valmont Industries, Inc.	454	51,584
Owens Corning	843	47,006
Rexnord Corp.	1,594	46,465
EnerSys	695	44,744
FLIR Systems, Inc.	1,046	42,436
Kirby Corp.*	748	40,063
Kennametal, Inc.	1,077	30,921
Advanced Energy Industries, Inc.*	404	27,387
Dycom Industries, Inc.*	638	26,088
Colfax Corp.*	926	25,835
Park Aerospace Corp.	2,051	22,848
Encore Wire Corp.	431	21,041
Crane Co.	282	16,768
Total Industrial		982,296
Consumer, Cyclical - 10.1%
UniFirst Corp.	412	73,727
MSC Industrial Direct Company, Inc. — Class A	834	60,724
MDC Holdings, Inc.	1,488	53,122
Meritage Homes Corp.*	592	45,063
Hawaiian Holdings, Inc.	3,153	44,268
MasterCraft Boat Holdings, Inc.*	2,319	44,177
Abercrombie & Fitch Co. — Class A	3,302	35,133
BMC Stock Holdings, Inc.*	1,336	33,587
Penske Automotive Group, Inc.*	717	27,755
Wabash National Corp.	2,262	24,022
Methode Electronics, Inc.	655	20,475
Dick's Sporting Goods, Inc.	456	18,815
La-Z-Boy, Inc.	500	13,530
Tenneco, Inc. — Class A*	1,556	11,764
Total Consumer, Cyclical		506,162
Consumer, Non-cyclical - 9.1%
Central Garden & Pet Co. — Class A*	2,849	96,268
Encompass Health Corp.	1,366	84,596
Ingredion, Inc.	834	69,222
Emergent BioSolutions, Inc.*	699	55,277
TreeHouse Foods, Inc.*	1,199	52,516
MGP Ingredients, Inc.	1,252	45,955
Perdoceo Education Corp.*	2,215	35,285
Adtalem Global Education, Inc.*	487	15,170
Total Consumer, Non-cyclical		454,289
Utilities - 7.1%
Portland General Electric Co.	2,259	94,449
Black Hills Corp.	1,334	75,584
Avista Corp.	1,751	63,719
Southwest Gas Holdings, Inc.	856	59,107
ALLETE, Inc.	710	38,773
Spire, Inc.	362	23,787
Total Utilities		355,419
Communications - 6.4%
Infinera Corp.*	13,618	80,618
Viavi Solutions, Inc.*	5,482	69,841
Ciena Corp.*	1,268	68,675
Scholastic Corp.	1,293	38,712
Gray Television, Inc.*	2,644	36,884
Tribune Publishing Co.	1,946	19,441
Entercom Communications Corp. — Class A	5,002	6,903
Total Communications		321,074
Basic Materials - 5.7%
Huntsman Corp.	4,171	74,953
Ashland Global Holdings, Inc.	1,048	72,416
Commercial Metals Co.	2,201	44,901
Reliance Steel & Aluminum Co.	412	39,111
Olin Corp.	2,616	30,058
Verso Corp. — Class A	2,106	25,188
Total Basic Materials		286,627
Energy - 4.7%
Parsley Energy, Inc. — Class A	9,262	98,918

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Energy - 4.7% (continued)
Range Resources Corp.	13,806	$77,728
CNX Resources Corp.*	5,066	43,821
Oil States International, Inc.*	3,362	15,969
Total Energy		236,436
Technology - 3.8%
MACOM Technology Solutions Holdings, Inc.*	1,677	57,605
Lumentum Holdings, Inc.*	589	47,962
Axcelis Technologies, Inc.*	1,202	33,476
Evolent Health, Inc. — Class A*	3,877	27,604
Science Applications International Corp.	306	23,770
Total Technology		190,417
Total Common Stocks
(Cost $5,479,712)		4,941,978

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1,2	6,250	2
Total Convertible Preferred Stocks
(Cost $5,968)		2

RIGHTS† - 0.2%
Basic Materials - 0.2%
Pan American Silver Corp.*	17,705	12,146
Total Basic Materials
(Cost $–)		12,146

MONEY MARKET FUND† - 1.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[3]	63,725	63,725
Total Money Market Fund
(Cost $63,725)		63,725
Total Investments - 100.1%
(Cost $5,549,405)		$5,017,851
Other Assets & Liabilities, net - (0.1)%		(4,784)
Total Net Assets - 100.0%		$5,013,067

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $2, (cost $5,968) or less than 0.1% of total net assets.
[2]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of June 30, 2020.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,941,978	$—	$—	$4,941,978
Convertible Preferred Stocks	—	—	2	2
Rights	12,146	—	—	12,146
Money Market Fund	63,725	—	—	63,725
Total Assets	$5,017,849	$—	$2	$5,017,851

Guggenheim SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 97.4%
Financial - 28.1%
Alleghany Corp.	16,209	$7,928,470
Voya Financial, Inc.	156,188	7,286,170
Physicians Realty Trust REIT	382,791	6,706,498
Alexandria Real Estate Equities, Inc. REIT	39,576	6,421,206
Equity Commonwealth REIT	178,863	5,759,389
Radian Group, Inc.	319,568	4,956,500
Pinnacle Financial Partners, Inc.	108,970	4,575,650
KeyCorp	369,478	4,500,242
Zions Bancorp North America	131,869	4,483,546
Axis Capital Holdings Ltd.	107,781	4,371,598
Heritage Insurance Holdings, Inc.	280,423	3,670,737
First Horizon National Corp.	341,719	3,403,521
VICI Properties, Inc. REIT	165,679	3,345,059
Sun Communities, Inc. REIT	24,554	3,331,487
WSFS Financial Corp.	105,604	3,030,835
Medical Properties Trust, Inc. REIT	124,560	2,341,728
IBERIABANK Corp.	50,775	2,312,294
Hilltop Holdings, Inc.	114,190	2,106,806
Howard Hughes Corp.*	38,001	1,974,152
Stifel Financial Corp.	40,687	1,929,784
BOK Financial Corp.	32,457	1,831,873
Cousins Properties, Inc. REIT	55,204	1,646,735
Heartland Financial USA, Inc.	48,817	1,632,440
Gaming and Leisure Properties, Inc. REIT	45,202	1,563,989
American National Insurance Co.	18,227	1,313,620
First Midwest Bancorp, Inc.	51,896	692,812
Total Financial		93,117,141
Industrial - 19.6%
MDU Resources Group, Inc.	308,249	6,836,963
PGT Innovations, Inc.*	317,700	4,981,536
Knight-Swift Transportation Holdings, Inc.	113,408	4,730,247
Plexus Corp.*	64,539	4,553,872
Owens Corning	76,051	4,240,604
FLIR Systems, Inc.	98,568	3,998,904
Graphic Packaging Holding Co.	279,720	3,913,283
Jacobs Engineering Group, Inc.	45,754	3,879,939
Valmont Industries, Inc.	27,829	3,161,931
Rexnord Corp.	102,246	2,980,471
EnerSys	43,436	2,796,410
Johnson Controls International plc	76,754	2,620,381
Kirby Corp.*	47,573	2,548,010
Snap-on, Inc.	16,290	2,256,328
Kennametal, Inc.	66,439	1,907,463
Dycom Industries, Inc.*	45,453	1,858,573
Advanced Energy Industries, Inc.*	25,519	1,729,933
GATX Corp.	27,068	1,650,607
Colfax Corp.*	58,002	1,618,256
Park Aerospace Corp.	143,193	1,595,170
Crane Co.	17,560	1,044,118
Total Industrial		64,902,999
Consumer, Non-cyclical - 10.5%
Central Garden & Pet Co. — Class A*	200,015	6,758,507
Emergent BioSolutions, Inc.*	71,699	5,669,957
Bunge Ltd.	135,969	5,592,405
Encompass Health Corp.	87,893	5,443,213
Ingredion, Inc.	53,258	4,420,414
TreeHouse Foods, Inc.*	70,850	3,103,230
MGP Ingredients, Inc.	78,448	2,879,434
Adtalem Global Education, Inc.*	31,426	978,920
Total Consumer, Non-cyclical		34,846,080
Consumer, Cyclical - 10.0%
DR Horton, Inc.	84,397	4,679,813
LKQ Corp.*	169,119	4,430,918
UniFirst Corp.	22,841	4,087,397
MSC Industrial Direct Company, Inc. — Class A	52,550	3,826,166
BorgWarner, Inc.	58,870	2,078,111
PVH Corp.	42,818	2,057,405
BMC Stock Holdings, Inc.*	79,109	1,988,800
Lear Corp.	17,436	1,900,873
Penske Automotive Group, Inc.*	45,617	1,765,834
Skechers USA, Inc. — Class A*	55,597	1,744,634
Meritage Homes Corp.*	19,300	1,469,116
Ralph Lauren Corp. — Class A	17,743	1,286,722
Dick's Sporting Goods, Inc.	28,554	1,178,138
Methode Electronics, Inc.	26,131	816,855
Total Consumer, Cyclical		33,310,782
Basic Materials - 8.1%
Freeport-McMoRan, Inc.	454,252	5,255,696
Huntsman Corp.	274,252	4,928,308
Ashland Global Holdings, Inc.	64,211	4,436,980
Reliance Steel & Aluminum Co.	36,971	3,509,657
Commercial Metals Co.	139,802	2,851,961
Westlake Chemical Corp.	46,231	2,480,293
Olin Corp.	156,106	1,793,658
Nucor Corp.	39,296	1,627,247
Total Basic Materials		26,883,800
Technology - 7.0%
Super Micro Computer, Inc.*	249,618	7,086,655
MACOM Technology Solutions Holdings, Inc.*	105,907	3,637,905
Lumentum Holdings, Inc.*	40,431	3,292,296
Qorvo, Inc.*	28,398	3,138,831
Skyworks Solutions, Inc.	19,123	2,445,067
Evolent Health, Inc. — Class A*	275,320	1,960,279
Science Applications International Corp.	19,498	1,514,605
Total Technology		23,075,638
Utilities - 6.4%
Portland General Electric Co.	134,926	5,641,256
Southwest Gas Holdings, Inc.	50,360	3,477,358
Pinnacle West Capital Corp.	42,487	3,113,872
Black Hills Corp.	54,696	3,099,076
Avista Corp.	79,710	2,900,647
AES Corp.	109,406	1,585,293
Spire, Inc.	23,427	1,539,388
Total Utilities		21,356,890
Communications - 4.1%
Infinera Corp.*	978,899	5,795,082
Ciena Corp.*	75,077	4,066,170

Guggenheim SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 97.4% (continued)
Communications - 4.1% (continued)
Viavi Solutions, Inc.*	282,669	$3,601,203
Total Communications		13,462,455
Energy - 3.6%
Parsley Energy, Inc. — Class A	579,782	6,192,072
Marathon Petroleum Corp.	90,200	3,371,676
Range Resources Corp.	418,464	2,355,952
HydroGen Corp.*,†††,1,2	1,265,700	1
Total Energy		11,919,701
Total Common Stocks
(Cost $334,081,214)		322,875,486

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2,3	1,652,084	482
Total Convertible Preferred Stocks
(Cost $1,577,635)		482

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	516,551	354,354
Total Rights
(Cost $–)		354,354

EXCHANGE-TRADED FUNDS† - 1.5%
iShares Russell 2000 Value ETF	53,015	5,166,842
Total Exchange-Traded Funds
(Cost $4,533,111)		5,166,842

MONEY MARKET FUND† - 1.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[4]	3,177,995	3,177,995
Total Money Market Fund
(Cost $3,177,995)		3,177,995
Total Investments - 100.0%
(Cost $343,369,955)		$331,575,159
Other Assets & Liabilities, net - 0.0%		1,261
Total Net Assets - 100.0%		$331,576,420

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $483, (cost $1,580,165) or less than 0.1% of total net assets.
[3]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$322,875,485	$—	$1	$322,875,486
Convertible Preferred Stocks	—	—	482	482
Rights	354,354	—	—	354,354
Exchange-Traded Funds	5,166,842	—	—	5,166,842
Money Market Fund	3,177,995	—	—	3,177,995
Total Assets	$331,574,676	$—	$483	$331,575,159

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Guggenheim SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20
Common Stock
HydroGen Corp.*,1	$–	$1	$–	$–	$–	$1	1,265,700

*	Non-income producing security.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued and affiliated securities amounts to $1, (cost $2,531) or less than 0.1% of total net assets.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 14.8%
Consumer, Non-cyclical - 4.2%
Johnson & Johnson	4,863	$683,884
Eli Lilly & Co.	2,740	449,853
Pfizer, Inc.	13,361	436,905
Amgen, Inc.	1,831	431,860
Medtronic plc	4,517	414,209
UnitedHealth Group, Inc.	1,300	383,435
Gilead Sciences, Inc.	4,156	319,763
Bristol-Myers Squibb Co.	5,196	305,525
Altria Group, Inc.	7,072	277,576
Abbott Laboratories	2,945	269,261
Philip Morris International, Inc.	3,664	256,700
Merck & Company, Inc.	2,949	228,046
McKesson Corp.	1,465	224,760
CVS Health Corp.	3,349	217,584
AbbVie, Inc.	2,042	200,483
Biogen, Inc.*	736	196,917
Cigna Corp.	1,038	194,781
Regeneron Pharmaceuticals, Inc.*	270	168,385
Cardinal Health, Inc.	3,094	161,476
Anthem, Inc.	608	159,892
Alexion Pharmaceuticals, Inc.*	1,410	158,258
Humana, Inc.	406	157,426
Procter & Gamble Co.	1,310	156,637
Molson Coors Beverage Co. — Class B	3,916	134,554
United Rentals, Inc.*	890	132,646
Becton Dickinson and Co.	554	132,556
Vertex Pharmaceuticals, Inc.*	449	130,349
General Mills, Inc.	1,807	111,402
Kimberly-Clark Corp.	762	107,709
HCA Healthcare, Inc.	1,109	107,640
PayPal Holdings, Inc.*	585	101,924
Kraft Heinz Co.	3,179	101,378
Campbell Soup Co.	2,007	99,607
Kroger Co.	2,844	96,269
AmerisourceBergen Corp. — Class A	918	92,507
DaVita, Inc.*	1,166	92,277
JM Smucker Co.	850	89,939
Universal Health Services, Inc. — Class B	951	88,338
Laboratory Corporation of America Holdings*	500	83,055
Tyson Foods, Inc. — Class A	1,346	80,370
Total Consumer, Non-cyclical		8,236,136
Technology - 3.3%
Apple, Inc.	4,578	1,670,054
Microsoft Corp.	7,202	1,465,679
Intel Corp.	7,596	454,469
International Business Machines Corp.	3,234	390,570
Oracle Corp.	5,806	320,898
Cerner Corp.	4,483	307,310
Cognizant Technology Solutions Corp. — Class A	3,944	224,098
QUALCOMM, Inc.	2,396	218,539
Broadcom, Inc.	662	208,934
Seagate Technology plc	4,187	202,693
Applied Materials, Inc.	2,959	178,871
NetApp, Inc.	3,232	143,404
Micron Technology, Inc.*	2,413	124,318
NVIDIA Corp.	302	114,733
HP, Inc.	6,268	109,251
Electronic Arts, Inc.*	764	100,886
KLA Corp.	500	97,240
Adobe, Inc.*	153	66,602
Total Technology		6,398,549
Communications - 2.8%
Amazon.com, Inc.*	442	1,219,398
Alphabet, Inc. — Class C*	657	928,742
Facebook, Inc. — Class A*	2,702	613,543
Verizon Communications, Inc.	10,043	553,671
Comcast Corp. — Class A	11,412	444,840
Cisco Systems, Inc.	9,108	424,797
AT&T, Inc.	11,377	343,927
Booking Holdings, Inc.*	147	234,074
Juniper Networks, Inc.	7,920	181,051
eBay, Inc.	3,305	173,347
Omnicom Group, Inc.	1,822	99,481
Fox Corp. — Class A	3,610	96,820
Walt Disney Co.	718	80,064
Total Communications		5,393,755
Industrial - 1.7%
Caterpillar, Inc.	2,821	356,857
Union Pacific Corp.	2,026	342,536
Norfolk Southern Corp.	1,898	333,232
Garmin Ltd.	2,682	261,495
CSX Corp.	3,499	244,020
Eaton Corporation plc	2,654	232,172
J.B. Hunt Transport Services, Inc.	1,763	212,160
Snap-on, Inc.	1,464	202,779
3M Co.	953	148,659
United Parcel Service, Inc. — Class B	1,291	143,533
FedEx Corp.	1,019	142,884
Emerson Electric Co.	2,249	139,505
Waters Corp.*	640	115,456
TE Connectivity Ltd.	1,206	98,349
Raytheon Technologies Corp.	1,573	96,928
Textron, Inc.	2,762	90,897
Expeditors International of Washington, Inc.	1,172	89,119
Honeywell International, Inc.	561	81,115
Westrock Co.	2,769	78,252
Total Industrial		3,409,948
Consumer, Cyclical - 1.4%
Home Depot, Inc.	1,379	345,453
Cummins, Inc.	1,828	316,719
PACCAR, Inc.	3,066	229,490
Best Buy Company, Inc.	2,592	226,204
General Motors Co.	8,359	211,483
Lowe's Companies, Inc.	1,393	188,222
Southwest Airlines Co.	4,647	158,835
Whirlpool Corp.	1,164	150,773
DR Horton, Inc.	2,573	142,673
Walmart, Inc.	1,162	139,185
PulteGroup, Inc.	3,521	119,820
Lennar Corp. — Class A	1,873	115,414
Aptiv plc	1,324	103,166

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 14.8% (continued)
Consumer, Cyclical - 1.4% (continued)
Hanesbrands, Inc.	8,876	$100,210
Mohawk Industries, Inc.*	944	96,061
Alaska Air Group, Inc.	2,043	74,079
PVH Corp.	1,430	68,711
Total Consumer, Cyclical		2,786,498
Financial - 1.0%
Bank of America Corp.	11,305	268,494
JPMorgan Chase & Co.	2,417	227,343
Berkshire Hathaway, Inc. — Class B*	1,136	202,787
MetLife, Inc.	5,493	200,604
Visa, Inc. — Class A	945	182,546
Allstate Corp.	1,495	145,000
Mastercard, Inc. — Class A	392	115,914
Western Union Co.	4,889	105,700
Morgan Stanley	1,822	88,003
Ameriprise Financial, Inc.	561	84,173
Travelers Companies, Inc.	713	81,318
U.S. Bancorp	1,400	51,548
Citigroup, Inc.	994	50,793
Wells Fargo & Co.	1,828	46,797
Total Financial		1,851,020
Utilities - 0.3%
Exelon Corp.	5,532	200,756
PPL Corp.	6,889	178,012
Consolidated Edison, Inc.	2,339	168,244
Public Service Enterprise Group, Inc.	2,062	101,368
Total Utilities		648,380
Energy - 0.1%
ConocoPhillips	2,920	122,698
Chevron Corp.	885	78,969
Exxon Mobil Corp.	1,669	74,638
Total Energy		276,305
Total Common Stocks
(Cost $27,226,200)		29,000,591

MUTUAL FUNDS† - 81.9%
Guggenheim Strategy Fund III[1]	2,256,279	55,955,730
Guggenheim Strategy Fund II1	2,260,155	55,893,625
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,839,402	48,006,872
Total Mutual Funds
(Cost $160,066,786)		159,856,227

MONEY MARKET FUND† - 1.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[2]	3,300,325	3,300,325
Total Money Market Fund
(Cost $3,300,325)		3,300,325
Total Investments - 98.4%
(Cost $190,593,311)		$192,157,143
Other Assets & Liabilities, net - 1.6%		3,070,937
Total Net Assets - 100.0%		$195,228,080

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	74	Sep 2020	$11,411,725	$81,521

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Citibank, N.A., New York	S&P 500 Index Total Return	1.62% (3 Month USD LIBOR + 0.19%)	At Maturity	10/30/20	24,372	$154,789,009	$8,347,654

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,000,591	$—	$—	$29,000,591
Mutual Funds	159,856,227	—	—	159,856,227
Money Market Fund	3,300,325	—	—	3,300,325
Equity Futures Contracts**	81,521	—	—	81,521
Equity Index Swap Agreements**	—	8,347,654	—	8,347,654
Total Assets	$192,238,664	$8,347,654	$—	$200,586,318

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	60,780,681	1,073,350	(5,712,423)	(46,795)	(201,188)	55,893,625	2,260,155	1,073,349
Guggenheim Strategy Fund III	68,129,466	1,200,465	(13,219,459)	(206,849)	52,107	55,955,730	2,256,279	1,200,464
Guggenheim Ultra Short Duration Fund — Institutional Class	22,398,499	51,449,887	(26,322,994)	49,176	432,304	48,006,872	4,839,402	361,989
	$151,308,646	$53,723,702	$(45,254,876)	$(204,468)	$283,223	$159,856,227		$2,635,802

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 14.6%
Industrial - 4.4%
Gentex Corp.	7,524	$193,894
Hubbell, Inc.	1,495	187,413
Trimble, Inc.*	3,810	164,554
Carlisle Companies, Inc.	1,222	146,237
Timken Co.	2,817	128,145
Owens Corning	2,207	123,063
Agilent Technologies, Inc.	1,392	123,011
Jabil, Inc.	3,829	122,834
Waters Corp.*	640	115,456
Lincoln Electric Holdings, Inc.	1,364	114,903
Oshkosh Corp.	1,557	111,512
ITT, Inc.	1,884	110,666
Norfolk Southern Corp.	627	110,082
Cognex Corp.	1,793	107,078
AGCO Corp.	1,822	101,048
Knight-Swift Transportation Holdings, Inc.	2,397	99,979
Woodward, Inc.	1,219	94,533
Garmin Ltd.	969	94,478
Landstar System, Inc.	827	92,880
TE Connectivity Ltd.	1,113	90,765
Expeditors International of Washington, Inc.	1,193	90,716
J.B. Hunt Transport Services, Inc.	735	88,450
MasTec, Inc.*	1,944	87,227
Curtiss-Wright Corp.	960	85,709
Werner Enterprises, Inc.	1,832	79,747
Axon Enterprise, Inc.*	781	76,640
Nordson Corp.	403	76,453
Trex Company, Inc.*	547	71,148
Hexcel Corp.*	1,452	65,660
Littelfuse, Inc.	378	64,498
Universal Display Corp.	429	64,187
Energizer Holdings, Inc.	1,283	60,930
National Instruments Corp.	1,545	59,807
PerkinElmer, Inc.	587	57,579
EMCOR Group, Inc.	830	54,896
Clean Harbors, Inc.*	886	53,142
KBR, Inc.	2,245	50,625
Kirby Corp.*	901	48,258
Valmont Industries, Inc.	400	45,448
Emerson Electric Co.	673	41,746
Middleby Corp.*	478	37,733
Total Industrial		3,793,130
Consumer, Non-cyclical - 3.7%
Exelixis, Inc.*	6,207	147,354
Charles River Laboratories International, Inc.*	841	146,628
Catalent, Inc.*	1,955	143,302
Masimo Corp.*	606	138,162
Bio-Techne Corp.	495	130,715
Post Holdings, Inc.*	1,389	121,704
Dentsply Sirona, Inc.	2,607	114,864
Integra LifeSciences Holdings Corp.*	2,350	110,427
Hill-Rom Holdings, Inc.	998	109,560
Quidel Corp.*	485	108,514
PRA Health Sciences, Inc.*	1,110	107,992
Hologic, Inc.*	1,753	99,921
WEX, Inc.*	582	96,036
Chemed Corp.	195	87,959
Encompass Health Corp.	1,405	87,012
Amedisys, Inc.*	430	85,372
Cooper Companies, Inc.	289	81,972
Alexion Pharmaceuticals, Inc.*	698	78,343
Syneos Health, Inc.*	1,318	76,773
Globus Medical, Inc. — Class A*	1,427	68,082
United Rentals, Inc.*	432	64,385
Quanta Services, Inc.	1,572	61,670
Baxter International, Inc.	702	60,442
Incyte Corp.*	580	60,303
LivaNova plc*	1,242	59,778
Service Corporation International	1,530	59,502
Campbell Soup Co.	1,161	57,620
Aaron's, Inc.	1,253	56,886
NuVasive, Inc.*	1,022	56,885
FTI Consulting, Inc.*	470	53,838
ASGN, Inc.*	807	53,811
Arrowhead Pharmaceuticals, Inc.*	1,204	52,001
Deluxe Corp.	2,132	50,187
ICU Medical, Inc.*	269	49,579
Haemonetics Corp.*	545	48,810
Kimberly-Clark Corp.	343	48,483
Varian Medical Systems, Inc.*	358	43,862
Pilgrim's Pride Corp.*	2,404	40,604
Tyson Foods, Inc. — Class A	585	34,930
Bio-Rad Laboratories, Inc. — Class A*	65	29,347
Total Consumer, Non-cyclical		3,183,615
Consumer, Cyclical - 2.2%
Pool Corp.	608	165,297
Polaris, Inc.	1,315	121,703
Cummins, Inc.	653	113,139
Brunswick Corp.	1,584	101,392
Deckers Outdoor Corp.*	506	99,373
PACCAR, Inc.	1,275	95,434
Williams-Sonoma, Inc.	933	76,515
Wyndham Hotels & Resorts, Inc.	1,710	72,880
Skechers USA, Inc. — Class A*	2,216	69,538
Dunkin' Brands Group, Inc.	1,057	68,948
Five Below, Inc.*	634	67,781
Casey's General Stores, Inc.	450	67,284
PulteGroup, Inc.	1,911	65,031
RH*	257	63,967
Visteon Corp.*	928	63,568
Tempur Sealy International, Inc.*	839	60,366
DR Horton, Inc.	1,017	56,393
Marriott Vacations Worldwide Corp.	660	54,259
Leggett & Platt, Inc.	1,454	51,108
Herman Miller, Inc.	2,009	47,433
AutoZone, Inc.*	40	45,125
KB Home	1,320	40,498
Toll Brothers, Inc.	1,189	38,749
LKQ Corp.*	1,465	38,383
Eldorado Resorts, Inc.*	932	37,336

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 14.6% (continued)
Consumer, Cyclical - 2.2% (continued)
Wyndham Destinations, Inc.	1,317	$37,113
Caesars Entertainment Corp.*	2,154	26,128
Total Consumer, Cyclical		1,844,741
Technology - 1.9%
Teradyne, Inc.	2,657	224,543
Fair Isaac Corp.*	332	138,789
Cerner Corp.	1,806	123,801
Lumentum Holdings, Inc.*	1,428	116,282
CDK Global, Inc.	2,320	96,095
Cirrus Logic, Inc.*	1,527	94,338
Seagate Technology plc	1,919	92,899
MKS Instruments, Inc.	817	92,517
Monolithic Power Systems, Inc.	361	85,557
Perspecta, Inc.	3,555	82,583
J2 Global, Inc.*	1,258	79,518
Silicon Laboratories, Inc.*	580	58,157
NetApp, Inc.	1,216	53,954
Applied Materials, Inc.	849	51,322
Synaptics, Inc.*	801	48,156
Teradata Corp.*	2,308	48,006
Electronic Arts, Inc.*	334	44,105
Qualys, Inc.*	360	37,447
NCR Corp.*	1,926	33,358
Manhattan Associates, Inc.*	185	17,427
CACI International, Inc. — Class A*	76	16,483
Total Technology		1,635,337
Financial - 1.1%
RenaissanceRe Holdings Ltd.	761	130,154
Primerica, Inc.	747	87,100
Western Union Co.	2,820	60,968
Evercore, Inc. — Class A	971	57,211
Essent Group Ltd.	1,475	53,498
Ameriprise Financial, Inc.	348	52,214
Stifel Financial Corp.	1,025	48,616
Boston Properties, Inc. REIT	505	45,642
Brown & Brown, Inc.	930	37,907
American Campus Communities, Inc. REIT	997	34,855
Omega Healthcare Investors, Inc. REIT	1,159	34,457
Cousins Properties, Inc. REIT	1,108	33,052
CoreSite Realty Corp. REIT	222	26,875
CyrusOne, Inc. REIT	358	26,045
First Industrial Realty Trust, Inc. REIT	652	25,063
STORE Capital Corp. REIT	1,004	23,905
Camden Property Trust REIT	262	23,900
Douglas Emmett, Inc. REIT	763	23,394
National Retail Properties, Inc. REIT	659	23,381
Lamar Advertising Co. — Class A REIT	348	23,232
Kilroy Realty Corp. REIT	387	22,717
Jones Lang LaSalle, Inc.	212	21,933
Total Financial		916,119
Communications - 0.7%
Etsy, Inc.*	1,735	184,309
Ciena Corp.*	2,077	112,491
FactSet Research Systems, Inc.	271	89,015
Cable One, Inc.	49	86,968
Cogent Communications Holdings, Inc.	822	63,590
eBay, Inc.	983	51,558
Yelp, Inc. — Class A*	2,146	49,637
Total Communications		637,568
Utilities - 0.3%
ONE Gas, Inc.	1,308	100,782
Essential Utilities, Inc.	1,688	71,301
NRG Energy, Inc.	1,986	64,664
Total Utilities		236,747
Energy - 0.2%
SolarEdge Technologies, Inc.*	666	92,428
Murphy USA, Inc.*	603	67,892
WPX Energy, Inc.*	4,893	31,217
Total Energy		191,537
Basic Materials - 0.1%
Royal Gold, Inc.	704	87,521
Total Common Stocks
(Cost $12,411,600)		12,526,315

MUTUAL FUNDS† - 80.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,431,154	24,117,044
Guggenheim Strategy Fund III[1]	908,787	22,537,912
Guggenheim Strategy Fund II1	910,640	22,520,138
Total Mutual Funds
(Cost $69,150,951)		69,175,094

MONEY MARKET FUND† - 2.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[2]	2,463,589	2,463,589
Total Money Market Fund
(Cost $2,463,589)		2,463,589
Total Investments - 98.2%
(Cost $84,026,140)		$84,164,998
Other Assets & Liabilities, net - 1.8%		1,566,197
Total Net Assets - 100.0%		$85,731,195

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	5	Sep 2020	$1,013,375	$34,423
S&P 500 Index Mini Futures Contracts	5	Sep 2020	771,063	5,508
S&P MidCap 400 Index Mini Futures Contracts	14	Sep 2020	2,489,200	(3,687)
			$4,273,638	$36,244

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index Total Return	1.53% (3 Month USD LIBOR + 0.10%)	At Maturity	11/03/20	18,161	$69,153,456	$7,775,251

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,526,315	$—	$—	$12,526,315
Mutual Funds	69,175,094	—	—	69,175,094
Money Market Fund	2,463,589	—	—	2,463,589
Equity Futures Contracts**	39,931	—	—	39,931
Equity Index Swap Agreements**	—	7,775,251	—	7,775,251
Total Assets	$84,204,929	$7,775,251	$—	$91,980,180

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,687	$—	$—	$3,687

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	29,609,705	497,883	(7,439,833)	(79,340)	(68,277)	22,520,138	910,640	497,883
Guggenheim Strategy Fund III	27,841,081	489,031	(5,713,891)	(102,836)	24,527	22,537,912	908,787	489,030
Guggenheim Ultra Short Duration Fund — Institutional Class	8,411,350	27,277,653	(11,867,978)	23,361	272,658	24,117,044	2,431,154	137,768
	$65,862,136	$28,264,567	$(25,021,702)	$(158,815)	$228,908	$69,175,094		$1,124,681

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Parent LLC*,1	42,528	$2,667
BP Holdco LLC*,1,2	532	155
Vector Phoenix Holdings, LP*,1	532	45
Total Industrial		2,867
Total Common Stocks
(Cost $21,071)		2,867

PREFERRED STOCKS†† - 0.3%
Financial - 0.3%
Public Storage, 4.63%*	1,842,400	46,833,808
Industrial - 0.0%
API Heat Transfer Intermediate*,†††,1	9	4,561
Total Preferred Stocks
(Cost $46,067,237)		46,838,369

EXCHANGE-TRADED FUNDS† - 5.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,457,225	868,496,762
iShares iBoxx High Yield Corporate Bond ETF	2,322,190	189,537,148
Total Exchange-Traded Funds
(Cost $982,921,707)		1,058,033,910

MUTUAL FUNDS† - 0.4%
Guggenheim Strategy Fund II2	1,067,897	26,409,081
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,652,665	26,314,441
Guggenheim Strategy Fund III[2]	574,430	14,245,876
Total Mutual Funds
(Cost $67,385,036)		66,969,398

MONEY MARKET FUND† - 2.8%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.07%[3]	511,552,381	511,552,381
Total Money Market Fund
(Cost $511,552,381)		511,552,381

	Face Amount~
CORPORATE BONDS†† - 44.2%
Financial - 16.6%
Wells Fargo & Co.
3.07% due 04/30/41[4]	126,490,000	131,939,938
2.39% due 06/02/28[4]	38,200,000	39,468,785
2.57% due 02/11/31[4]	18,410,000	19,263,264
American International Group, Inc.
3.40% due 06/30/30	78,220,000	84,568,539
4.38% due 06/30/50	65,480,000	75,723,594
2.50% due 06/30/25	2,370,000	2,508,863
Bank of America Corp.
2.59% due 04/29/31[4]	100,240,000	106,068,514
2.68% due 06/19/41[4]	43,300,000	44,468,823
JPMorgan Chase & Co.
3.11% due 04/22/41[4]	55,390,000	59,826,136
4.49% due 03/24/31[4]	25,750,000	31,391,115
2.96% due 05/13/31[4]	29,530,000	31,319,031
2.52% due 04/22/31[4]	24,520,000	25,895,703
Citizens Financial Group, Inc.
3.25% due 04/30/30	124,980,000	135,071,714
2.50% due 02/06/30	9,567,000	9,699,638
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[5]	116,750,000	124,516,349
Five Corners Funding Trust II
2.85% due 05/15/30[5]	100,083,000	103,500,540
Reliance Standard Life Global Funding II
2.75% due 05/07/25[5]	96,010,000	98,039,234
Macquarie Bank Ltd.
3.62% due 06/03/30[5]	93,035,000	97,548,492
Markel Corp.
6.00%[4,6]	82,170,000	83,607,975
Reinsurance Group of America, Inc.
3.15% due 06/15/30	78,329,000	81,264,850
Citigroup, Inc.
2.57% due 06/03/31[4]	72,390,000	74,870,108
Lincoln National Corp.
3.40% due 01/15/31	49,200,000	53,401,908
4.38% due 06/15/50	18,680,000	20,827,096
Prudential plc
3.13% due 04/14/30	68,002,000	73,122,614
BlackRock, Inc.
1.90% due 01/28/31	68,550,000	69,993,856
Aflac, Inc.
3.60% due 04/01/30	52,300,000	60,863,452
KKR Group Finance Company VI LLC
3.75% due 07/01/29[5]	51,980,000	59,673,796
Fidelity National Financial, Inc.
3.40% due 06/15/30	51,930,000	54,061,395
Charles Schwab Corp.
5.38%[4,6]	47,950,000	51,225,944
4.45% due 07/22/20	100,000	100,220
First American Financial Corp.
4.00% due 05/15/30	46,550,000	51,041,594
Loews Corp.
3.20% due 05/15/30	44,720,000	48,327,416
Iron Mountain, Inc.
5.25% due 07/15/30[5]	30,000,000	29,550,000
5.63% due 07/15/32[5]	13,350,000	13,321,965
5.00% due 07/15/28[5]	5,275,000	5,167,918
Deloitte LLP
3.56% due 05/07/30†††	27,300,000	27,183,702
3.76% due 05/07/35†††	10,200,000	10,169,502
3.66% due 05/07/32†††	9,450,000	9,414,846
Alleghany Corp.
3.63% due 05/15/30	43,920,000	46,604,992
Arch Capital Group Ltd.
3.64% due 06/30/50	44,100,000	46,227,036

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 44.2% (continued)
Financial - 16.6% (continued)
Ares Finance Company II LLC
3.25% due 06/15/30[5]	44,140,000	$44,868,389
Teachers Insurance & Annuity Association of America
3.30% due 05/15/50[5]	38,500,000	39,679,382
Intercontinental Exchange, Inc.
3.00% due 06/15/50	37,190,000	38,470,229
Massachusetts Mutual Life Insurance Co.
3.38% due 04/15/50[5]	37,050,000	38,089,906
Liberty Mutual Group, Inc.
3.95% due 05/15/60[5]	33,870,000	35,625,746
Willis North America, Inc.
2.95% due 09/15/29	31,408,000	33,247,182
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	31,750,000	33,099,375
Standard Chartered plc
4.64% due 04/01/31[4,5]	28,100,000	31,757,954
Aon Corp.
2.80% due 05/15/30	28,740,000	30,749,362
PricewaterhouseCoopers LLP
3.43% due 09/13/30	30,000,000	30,000,000
Fifth Third Bancorp
2.55% due 05/05/27	27,190,000	29,128,015
Manulife Financial Corp.
2.48% due 05/19/27	27,800,000	29,112,717
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	29,159,000	28,947,597
Credit Suisse Group AG
4.19% due 04/01/31[4,5]	23,500,000	26,786,587
Dyal Capital Partners III
4.40% due 06/15/40	26,750,000	26,513,262
NFP Corp.
7.00% due 05/15/25[5]	23,600,000	24,780,000
Goldman Sachs Group, Inc.
3.50% due 04/01/25	22,500,000	24,671,421
Alexandria Real Estate Equities, Inc.
4.90% due 12/15/30	17,450,000	21,734,193
Crown Castle International Corp.
3.30% due 07/01/30	17,657,000	19,420,081
Camden Property Trust
2.80% due 05/15/30	17,000,000	18,390,913
Bank of New York Mellon Corp.
4.70%[4,6]	16,500,000	17,160,000
Weyerhaeuser Co.
4.00% due 04/15/30	14,424,000	16,323,494
QBE Insurance Group Ltd.
5.88%[4,5,6]	15,600,000	16,107,000
W R Berkley Corp.
4.00% due 05/12/50	13,255,000	14,539,552
HSBC Holdings plc
4.95% due 03/31/30	11,750,000	14,118,377
Nasdaq, Inc.
3.25% due 04/28/50	13,150,000	13,764,345
CIT Group, Inc.
3.93% due 06/19/24[4]	13,925,000	13,508,643
Ameriprise Financial, Inc.
3.00% due 04/02/25	10,740,000	11,657,234
Protective Life Corp.
3.40% due 01/15/30[5]	11,440,000	11,620,389
New York Life Insurance Co.
3.75% due 05/15/50[5]	9,300,000	10,502,784
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[5]	8,050,000	8,694,000
American Equity Investment Life Holding Co.
5.00% due 06/15/27	7,964,000	8,646,667
Pershing Square Holdings Ltd.
5.50% due 07/15/22[5]	6,500,000	6,857,175
Assurant, Inc.
1.53% (3 Month USD LIBOR + 1.25%) due 03/26/21[7]	4,691,000	4,690,995
6.75% due 02/15/34	1,450,000	1,745,242
SBA Communications Corp.
3.88% due 02/15/27[5]	5,425,000	5,404,656
Atlas Mara Ltd.
8.00% due 12/31/20[8]	6,600,000	5,214,000
Deloitte & Touche LLP
7.33% due 11/20/26	2,200,000	2,571,800
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[5]	1,906,680	2,015,801
0.53% (1 Month USD LIBOR + 0.34%) due 02/15/52[5,7]	1,710,259	986,765
Western Group Housing, LP
6.75% due 03/15/57[5]	1,494,608	2,104,255
Transatlantic Holdings, Inc.
8.00% due 11/30/39	1,135,000	1,744,581
Brookfield Finance, Inc.
4.85% due 03/29/29	1,410,000	1,659,641
Equitable Financial Life Global Funding
1.40% due 07/07/25[5]	1,580,000	1,577,109
Lexington Realty Trust
4.25% due 06/15/23	1,300,000	1,315,648
Univest Financial Corp.
3.85% (3 Month USD LIBOR + 3.54%) due 03/30/25[7]	1,000,000	995,118
Macquarie Group Ltd.
5.03% due 01/15/30[4,5]	800,000	947,531

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 44.2% (continued)
Financial - 16.6% (continued)
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50[5]	775,989	$863,168
Janus Capital Group, Inc.
4.88% due 08/01/25	780,000	861,393
Pacific Beacon LLC
5.51% due 07/15/36[5]	500,000	606,538
Total Financial		2,994,716,669
Consumer, Non-cyclical - 6.5%
Sysco Corp.
5.95% due 04/01/30	109,590,000	137,656,680
6.60% due 04/01/40	1,440,000	1,941,874
CoStar Group, Inc.
2.80% due 07/15/30[5]	90,690,000	92,809,120

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
CORPORATE BONDS†† - 44.2% (continued)
Consumer, Non-cyclical - 6.5% (continued)
Constellation Brands, Inc.
2.88% due 05/01/30		59,320,000	$62,851,729
3.75% due 05/01/50		14,760,000	16,115,935
Biogen, Inc.
2.25% due 05/01/30		74,150,000	74,755,176
Altria Group, Inc.
3.40% due 05/06/30		42,120,000	45,319,012
2.35% due 05/06/25		18,290,000	19,219,392
4.45% due 05/06/50		6,120,000	6,694,314
Zimmer Biomet Holdings, Inc.
3.55% due 03/20/30		60,550,000	65,446,782
Alcon Finance Corp.
2.60% due 05/27/30[5]		50,650,000	51,920,489
RELX Capital, Inc.
3.00% due 05/22/30		48,053,000	51,791,524
Kraft Heinz Foods Co.
4.38% due 06/01/46		13,090,000	12,868,680
4.25% due 03/01/31[5]		10,850,000	11,504,182
5.50% due 06/01/50[5]		8,800,000	9,380,442
4.88% due 10/01/49[5]		7,650,000	7,790,113
5.00% due 06/04/42		6,450,000	6,795,759
5.20% due 07/15/45		1,630,000	1,767,685
DaVita, Inc.
4.63% due 06/01/30[5]		46,070,000	45,848,864
Keurig Dr Pepper, Inc.
3.20% due 05/01/30		36,818,000	40,959,214
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 06/01/30		35,920,000	40,389,605
McCormick & Company, Inc.
2.50% due 04/15/30		37,350,000	38,962,238
Boston Scientific Corp.
2.65% due 06/01/30		32,010,000	33,356,981
Becton Dickinson and Co.
2.82% due 05/20/30		29,400,000	31,108,418
BAT Capital Corp.
4.70% due 04/02/27		22,390,000	25,590,386
3.22% due 09/06/26		1,800,000	1,929,837
Global Payments, Inc.
2.90% due 05/15/30		24,810,000	26,034,490
3.80% due 04/01/21		700,000	712,681
Quest Diagnostics, Inc.
2.80% due 06/30/31		24,970,000	26,195,841
US Foods, Inc.
6.25% due 04/15/25[5]		24,050,000	24,470,875
Health Care Service Corporation A Mutual Legal Reserve Co.
3.20% due 06/01/50[5]		23,030,000	23,432,966
Ascension Health
2.53% due 11/15/29		21,405,000	22,956,972
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[5]		22,650,000	22,819,422
Coca-Cola Co.
2.75% due 06/01/60		20,680,000	20,899,431
Thermo Fisher Scientific, Inc.
4.50% due 03/25/30		16,100,000	19,954,919
Moody's Corp.
3.25% due 05/20/50		11,180,000	11,990,186
OhioHealth Corp.
3.04% due 11/15/50		9,100,000	9,699,734
Children's Hospital Corp.
2.59% due 02/01/50		7,100,000	7,169,504
Jaguar Holding Company II / PPD Development, LP
4.63% due 06/15/25[5]		5,896,000	6,000,359
Tenet Healthcare Corp.
4.63% due 06/15/28[5]		5,950,000	5,796,490
ERAC USA Finance LLC
5.25% due 10/01/20[5]		4,260,000	4,297,439
Wisconsin Alumni Research Foundation
3.56% due 10/01/49		3,775,000	4,100,338
Gartner, Inc.
4.50% due 07/01/28[5]		2,375,000	2,402,788
McKesson Corp.
4.88% due 03/15/44		1,650,000	1,995,816
Cardinal Health, Inc.
4.50% due 11/15/44		1,450,000	1,577,683
HCA, Inc.
3.50% due 09/01/30		1,450,000	1,396,599
Avanos Medical, Inc.
6.25% due 10/15/22		500,000	500,000
Molina Healthcare, Inc.
4.88% due 06/15/25[5]		300,000	301,500
Total Consumer, Non-cyclical			1,179,480,464
Industrial - 6.2%
Boeing Co.
5.15% due 05/01/30		124,700,000	139,044,234
5.71% due 05/01/40		68,110,000	77,537,364
5.81% due 05/01/50		53,550,000	63,241,782
5.04% due 05/01/27		33,850,000	37,330,072
FedEx Corp.
4.25% due 05/15/30		74,049,000	84,573,442
3.80% due 05/15/25		11,750,000	13,061,432
WRKCo, Inc.
3.00% due 06/15/33		82,155,000	85,571,024
Sonoco Products Co.
3.13% due 05/01/30		73,763,000	76,997,326
Snap-on, Inc.
3.10% due 05/01/50		59,779,000	61,512,457
BAE Systems plc
3.40% due 04/15/30[5]		42,797,000	46,613,100
Owens Corning
3.88% due 06/01/30		32,310,000	34,498,625
Carrier Global Corp.
2.70% due 02/15/31[5]		33,600,000	33,501,598
Agilent Technologies, Inc.
2.10% due 06/04/30		31,460,000	32,238,545
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[5]		31,850,000	31,335,622
Xylem, Inc.
2.25% due 01/30/31		16,950,000	17,056,592
1.95% due 01/30/28		11,850,000	11,951,629
Vulcan Materials Co.
3.50% due 06/01/30		23,400,000	25,490,289
Ryder System, Inc.
3.35% due 09/01/25		22,380,000	23,844,792
IDEX Corp.
3.00% due 05/01/30		22,620,000	23,604,134
Rolls-Royce plc
2.38% due 10/14/20[5]		21,730,000	21,685,021
Standard Industries, Inc.
4.38% due 07/15/30[5]		13,600,000	13,566,000
5.00% due 02/15/27[5]		6,500,000	6,581,250
5.38% due 11/15/24[5]		850,000	873,375
Bemis Company, Inc.
2.63% due 06/19/30		18,940,000	19,418,916
GATX Corp.
4.00% due 06/30/30		15,650,000	16,752,407
CNH Industrial Capital LLC
1.95% due 07/02/23		15,550,000	15,652,049
Boxer Parent Co., Inc.
6.50% due 10/02/25	EUR	13,500,000	15,613,690
Howmet Aerospace, Inc.
6.88% due 05/01/25		9,421,000	10,220,475
5.90% due 02/01/27		3,950,000	4,187,987
Textron, Inc.
3.00% due 06/01/30		13,985,000	13,923,081
Vertical US Newco Inc.
5.25% due 07/15/27		13,100,000	13,100,000
Penske Truck Leasing Company LP / PTL Finance Corp.
3.65% due 07/29/21[5]		11,590,000	11,862,745
Aviation Capital Group LLC
2.88% due 01/20/22[5]		10,691,000	10,217,421
Hardwood Funding LLC
3.19% due 06/07/30		8,000,000	8,017,920
Virgin Media
4.88% due 07/15/28	GBP	5,000,000	6,219,224
Oshkosh Corp.
3.10% due 03/01/30		3,880,000	3,907,395
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,1,8		1,953,294	1,676,102
PerkinElmer, Inc.
3.30% due 09/15/29		1,560,000	1,672,022
CRH America, Inc.
3.88% due 05/18/25[5]		1,410,000	1,555,166
Masco Corp.
4.38% due 04/01/26		370,000	422,373
JELD-WEN, Inc.
6.25% due 05/15/25[5]		250,000	259,375
Hillman Group, Inc.
6.38% due 07/15/22[5]		40,000	36,919
Total Industrial			1,116,424,972
Communications - 4.5%
ViacomCBS, Inc.
4.95% due 01/15/31		69,401,000	81,953,516
4.95% due 05/19/50		39,600,000	44,107,574
4.75% due 05/15/25		36,350,000	41,561,752
2.90% due 01/15/27		6,570,000	6,896,788
T-Mobile USA, Inc.
3.88% due 04/15/30[5]		74,705,000	83,143,677
Walt Disney Co.
2.65% due 01/13/31		39,920,000	42,301,575
3.80% due 05/13/60		31,990,000	36,889,928
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31		75,400,000	76,381,823
Level 3 Financing, Inc.
4.25% due 07/01/28[5]		41,950,000	41,901,757
3.88% due 11/15/29[5]		11,650,000	12,282,828
5.63% due 02/01/23		8,786,000	8,792,150
5.13% due 05/01/23		4,780,000	4,780,000
5.38% due 08/15/22		1,429,000	1,430,286
AT&T, Inc.
2.75% due 06/01/31		48,660,000	50,664,262
2.30% due 06/01/27		6,000,000	6,211,623
Booking Holdings, Inc.
4.63% due 04/13/30		30,557,000	36,067,038
4.50% due 04/13/27		11,700,000	13,438,208
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]		35,400,000	35,444,250
5.50% due 08/15/26[5]		1,200,000	1,227,528
eBay, Inc.
2.70% due 03/11/30		31,300,000	33,144,817

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 44.2% (continued)
Communications - 4.5% (continued)
Amazon.com, Inc.
2.70% due 06/03/60	25,180,000	$25,612,881
Fox Corp.
3.50% due 04/08/30	14,521,000	16,215,474
3.05% due 04/07/25	7,100,000	7,683,795
Sirius XM Radio, Inc.
4.13% due 07/01/30[5]	21,860,000	21,618,666
CSC Holdings LLC
5.50% due 05/15/26[5]	6,861,000	7,041,924
4.13% due 12/01/30[5]	5,741,000	5,690,766
6.63% due 10/15/25[5]	3,750,000	3,895,312
6.75% due 11/15/21	1,800,000	1,889,478
5.38% due 07/15/23[5]	1,000,000	1,014,200
Verizon Communications, Inc.
3.15% due 03/22/30	16,590,000	18,609,347
Altice France S.A.
7.38% due 05/01/26[5]	14,800,000	15,433,440
Dolya Holdco 18 DAC
5.00% due 07/15/28[5]	15,600,000	15,400,320
Telenet Finance Lux Note
5.50% due 03/01/28	2,800,000	2,919,000
Thomson Reuters Corp.
5.65% due 11/23/43	1,290,000	1,745,049
Alibaba Group Holding Ltd.
4.50% due 11/28/34	1,330,000	1,627,863
Virgin Media Finance plc
5.00% due 07/15/30[5]	850,000	831,053
Motorola Solutions, Inc.
5.50% due 09/01/44	360,000	404,333
Total Communications		806,254,281
Consumer, Cyclical - 4.4%
Delta Air Lines, Inc.
7.00% due 05/01/25[5]	136,400,000	140,801,366
Marriott International, Inc.
4.63% due 06/15/30	43,795,000	45,442,359
5.75% due 05/01/25	30,411,000	33,037,209
0.95% (3 Month USD LIBOR + 0.60%) due 12/01/20[7]	30,440,000	30,303,020
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	64,327,000	64,871,172
3.20% due 04/15/30	33,931,000	35,054,258
Starbucks Corp.
2.55% due 11/15/30	73,030,000	76,604,659
VF Corp.
2.95% due 04/23/30	52,243,000	55,860,016
Hyatt Hotels Corp.
5.38% due 04/23/25	26,900,000	28,504,840
5.75% due 04/23/30	23,885,000	26,262,043
Ferguson Finance plc
3.25% due 06/02/30[5]	39,420,000	40,385,803
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	38,950,000	39,047,375
BorgWarner, Inc.
2.65% due 07/01/27	36,010,000	36,946,080
Lowe's Companies, Inc.
4.50% due 04/15/30	29,315,000	35,963,439
Whirlpool Corp.
4.60% due 05/15/50	23,350,000	26,583,384
4.85% due 06/15/21	750,000	780,204
Aramark Services, Inc.
6.38% due 05/01/25[5]	22,050,000	22,769,491
5.00% due 02/01/28[5]	1,325,000	1,258,750
Dollar General Corp.
3.50% due 04/03/30	10,650,000	11,962,531
Cedar Fair Limited Partnership / Canada's Wonderland Company / Magnum Management Corporation / Millennium Op
5.50% due 05/01/25[5]	9,900,000	9,949,500
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[5]	9,200,000	8,925,564
WMG Acquisition Corp.
3.88% due 07/15/30[5]	7,560,000	7,635,978
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]	5,990,000	6,192,162
Smithsonian Institution
2.65% due 09/01/39	5,000,000	5,149,882
Hanesbrands, Inc.
5.38% due 05/15/25[5]	6,095,000	6,163,569
Performance Food Group, Inc.
6.88% due 05/01/25[5]	4,074,000	4,206,405
HP Communities LLC
5.86% due 09/15/53[5]	1,420,000	1,810,613
Yum! Brands, Inc.
7.75% due 04/01/25[5]	100,000	107,875
Total Consumer, Cyclical		802,579,547
Energy - 2.6%
Exxon Mobil Corp.
2.61% due 10/15/30	143,370,000	153,483,450
BP Capital Markets plc
4.88%[4,6]	114,600,000	118,324,500
Sabine Pass Liquefaction LLC
4.50% due 05/15/30[5]	56,260,000	62,460,090
BP Capital Markets America, Inc.
3.63% due 04/06/30	29,200,000	33,133,717
Equinor ASA
2.38% due 05/22/30	18,770,000	19,500,660
1.75% due 01/22/26	6,500,000	6,657,917
Magellan Midstream Partners, LP
3.25% due 06/01/30	23,260,000	24,629,384
Florida Gas Transmission Company LLC
2.55% due 07/01/30[5]	15,100,000	15,463,087
Valero Energy Corp.
2.85% due 04/15/25	12,000,000	12,663,314

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 44.2% (continued)
Energy - 2.6% (continued)
Baker Hughes a GE Company LLC / Baker Hughes Co-Obligor, Inc.
4.49% due 05/01/30	6,300,000	$7,272,700
Marathon Petroleum Corp.
3.40% due 12/15/20	4,800,000	4,845,674
5.13% due 03/01/21	2,200,000	2,261,086
Phillips 66
3.70% due 04/06/23	2,250,000	2,405,232
TransCanada PipeLines Ltd.
6.10% due 06/01/40	1,200,000	1,573,086
Apache Corp.
5.10% due 09/01/40	1,450,000	1,191,250
Total Energy		465,865,147
Technology - 1.7%
NetApp, Inc.
2.70% due 06/22/30	123,550,000	123,521,712
Broadcom, Inc.
4.15% due 11/15/30[5]	60,860,000	66,135,451
5.00% due 04/15/30[5]	1,440,000	1,655,097
Microchip Technology, Inc.
2.67% due 09/01/23[5]	42,400,000	43,641,558
MSCI, Inc.
3.88% due 02/15/31[5]	29,550,000	30,141,000
Qorvo, Inc.
4.38% due 10/15/29[5]	21,000,000	21,505,680
5.50% due 07/15/26	1,500,000	1,560,000
Leidos, Inc.
3.63% due 05/15/25[5]	9,200,000	10,025,332
Analog Devices, Inc.
2.95% due 04/01/25	6,100,000	6,608,283
Citrix Systems, Inc.
3.30% due 03/01/30	1,500,000	1,603,486
Entegris, Inc.
4.38% due 04/15/28[5]	900,000	915,750
NCR Corp.
8.13% due 04/15/25[5]	600,000	636,000
Total Technology		307,949,349
Basic Materials - 1.3%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[5]	55,600,000	59,720,299
4.20% due 05/13/50[5]	26,390,000	29,210,705
Nucor Corp.
2.70% due 06/01/30	45,300,000	47,559,219
2.00% due 06/01/25	5,000,000	5,177,809
United States Steel Corp.
12.00% due 06/01/25[5]	42,000,000	43,050,000
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	16,900,000	17,153,500
Steel Dynamics, Inc.
3.25% due 01/15/31	9,200,000	9,383,507
2.40% due 06/15/25	5,950,000	6,127,900
Corporation Nacional del Cobre de Chile
3.75% due 01/15/31[5]	10,430,000	11,367,448
Anglo American Capital plc
5.63% due 04/01/30[5]	5,400,000	6,522,804
5.38% due 04/01/25[5]	1,420,000	1,603,811
International Flavors & Fragrances, Inc.
4.38% due 06/01/47	1,510,000	1,629,549
Southern Copper Corp.
7.50% due 07/27/35	1,150,000	1,608,070
Dow Chemical Co.
4.25% due 10/01/34	1,420,000	1,583,867
Total Basic Materials		241,698,488
Utilities - 0.4%
Arizona Public Service Co.
3.35% due 05/15/50	23,140,000	24,376,942
AES Corp.
3.95% due 07/15/30[5]	18,180,000	18,567,543
3.30% due 07/15/25[5]	3,750,000	3,861,787
Black Hills Corp.
2.50% due 06/15/30	14,360,000	14,838,235
Clearway Energy Operating LLC
4.75% due 03/15/28[5]	3,325,000	3,391,300
Virginia Electric & Power Co.
8.88% due 11/15/38	1,100,000	1,976,944
Southern Power Co.
5.25% due 07/15/43	1,350,000	1,524,674
Indiana Michigan Power Co.
6.05% due 03/15/37	720,000	971,195
Total Utilities		69,508,620
Total Corporate Bonds
(Cost $7,562,161,252)		7,984,477,537

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8%
Residential Mortgage Backed Securities - 9.3%
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T3, 2.51% due 09/15/52[5]	76,250,000	74,607,194
2019-T4, 2.33% due 10/15/51[5]	64,250,000	63,422,666
2019-T5, 2.43% due 10/15/51[5]	51,500,000	51,185,428
2019-T2, 2.52% due 08/15/53[5]	30,500,000	29,536,898
FKRT
5.47% due 07/03/23[8]	164,448,925	164,103,583

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8% (continued)
Residential Mortgage Backed Securities - 9.3% (continued)
Soundview Home Loan Trust
2006-OPT5, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[7]	68,103,095	$64,941,136
2005-OPT3, 0.66% (1 Month USD LIBOR + 0.47%, Rate Floor: 0.47%) due 11/25/35[7]	19,495,000	18,608,650
Home Equity Loan Trust
2007-FRE1, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[7]	87,172,030	79,286,997
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[5,7]	27,010,149	27,235,051
2019-1, 2.94% (WAC) due 06/25/49[5,7]	24,171,828	24,261,032
2020-1, 2.56% (WAC) due 02/25/50[5,7]	12,023,568	11,924,228
2020-1, 2.41% (WAC) due 02/25/50[5,7]	9,248,898	9,286,568
Verus Securitization Trust
2020-1, 2.42% (WAC) due 01/25/60[5,7]	36,116,603	36,612,852
2019-4, 2.64% due 11/25/59[5,9]	32,666,442	33,196,942
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[5,7]	32,297,797	32,879,293
2019-NQM2, 2.75% (WAC) due 11/25/59[5,7]	15,682,857	15,772,130
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[5,7]	27,800,363	28,067,658
2019-2, 2.70% (WAC) due 09/25/59[5,7]	19,257,214	19,492,820
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.82% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[7]	39,489,307	38,041,384
2006-BC4, 0.36% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[7]	4,977,773	4,763,676
2006-BC6, 0.36% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/25/37[7]	601,108	585,472
2006-OPT1, 0.45% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/25/36[7]	141,919	139,783
CIT Mortgage Loan Trust
2007-1, 1.54% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[5,7]	41,942,083	41,811,135
NovaStar Mortgage Funding Trust Series
2007-2, 0.39% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[7]	44,609,888	41,733,143
Ocwen Master Advance Receivables Trust
2019-T2, 2.42% due 08/15/51[5]	39,100,000	38,970,086
2019-T2, 2.65% due 08/15/51[5]	2,400,000	2,391,961
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[5,7]	38,602,110	40,915,662
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[5,7]	26,325,911	27,048,552
2018-R2, 3.69% (WAC) due 08/25/57[5,7]	11,662,857	11,468,614
Alternative Loan Trust
2007-OA4, 0.36% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 05/25/47[7]	24,875,001	22,088,321
2007-OH3, 0.48% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.00%/0.29%) due 09/25/47[7]	9,463,939	8,524,949

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8% (continued)
Residential Mortgage Backed Securities - 9.3% (continued)
2007-OA7, 0.37% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/47[7]	4,068,970	$3,522,156
2007-OH3, 0.41% (1 Month USD LIBOR + 0.22%, Rate Cap/Floor: 10.00%/0.22%) due 09/25/47[7]	940,749	843,401
New Residential Mortgage Loan Trust
2019-6A, 3.50% (WAC) due 09/25/59[5,7]	15,423,396	16,180,048
2018-1A, 4.00% (WAC) due 12/25/57[5,7]	12,602,748	13,354,379
2018-2A, 3.50% (WAC) due 02/25/58[5,7]	3,480,552	3,590,367
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[5,7]	17,260,511	17,941,540
2019-RM3, 2.80% (WAC) due 06/25/69[5,7]	12,658,787	12,826,747
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[10]	171,419,575	29,208,267
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
2019-T1, 2.24% due 10/15/51[5]	28,000,000	27,826,610
2019-T2, 2.47% due 10/15/52[5]	1,000,000	989,206
HSI Asset Securitization Corporation Trust
2006-OPT2, 0.58% (1 Month USD LIBOR + 0.39%, Rate Floor: 0.39%) due 01/25/36[7]	29,140,000	28,467,324
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49[5,7]	16,139,933	16,350,994
2005-HE3, 0.92% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 09/25/35[7]	11,400,149	11,197,120
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[5,7]	20,516,383	20,772,818
2020-1, 2.68% (WAC) due 02/25/24[5,7]	5,105,240	5,154,141
SG Residential Mortgage Trust
2019-3, 2.70% (WAC) due 09/25/59[5,7]	25,695,742	25,906,935
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[5,7]	18,887,247	19,173,143
2018-4A, 4.29% (WAC) due 10/25/58[5,7]	5,118,506	5,151,018
2018-1A, 3.03% (WAC) due 12/25/57[5,7]	1,547,151	1,561,450
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[7]	13,907,617	12,931,294
2006-HE9, 0.32% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[7]	9,989,041	9,393,504
RALI Series Trust
2007-QO4, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/47[7]	7,754,387	6,847,932
2006-QO2, 0.41% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[7]	19,122,030	5,384,381
2007-QO2, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47[7]	9,846,548	4,750,694
2006-QO6, 0.37% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[7]	5,456,468	1,881,200
2006-QO2, 0.46% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 02/25/46[7]	6,201,178	1,815,219

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8% (continued)
Residential Mortgage Backed Securities - 9.3% (continued)
2007-QO3, 0.35% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 03/25/47[7]	1,512,603	$1,352,019
First NLC Trust
2005-4, 0.58% (1 Month USD LIBOR + 0.39%, Rate Cap/Floor: 14.00%/0.39%) due 02/25/36[7]	19,939,613	19,295,404
2005-1, 0.65% (1 Month USD LIBOR + 0.46%, Rate Cap/Floor: 14.00%/0.23%) due 05/25/35[7]	2,780,235	2,587,968
Angel Oak Mortgage Trust
2020-1, 2.77% (WAC) due 12/25/59[5,7]	12,871,773	12,423,156
2020-1, 2.67% (WAC) due 12/25/59[5,7]	8,538,147	8,443,239
LSTAR Securities Investment Limited
2019-5, 1.67% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[5,7]	20,156,257	19,974,690
GSAMP Trust
2007-NC1, 0.32% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[7]	32,469,437	18,877,062
2005-HE6, 0.62% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[7]	182,106	182,113
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.33% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46[7]	12,830,291	10,884,744
2006-AR9, 2.34% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[7]	6,153,607	5,263,845
2006-7, 4.21% due 09/25/36	2,491,893	1,071,669
2006-8, 4.27% due 10/25/36	414,227	209,598
HarborView Mortgage Loan Trust
2006-14, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[7]	10,325,557	8,933,933
2006-12, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[7]	8,114,982	7,132,876
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/36[7]	14,675,974	13,910,169
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[5,9]	13,381,887	13,418,942
First Franklin Mortgage Loan Trust
2006-FF3, 0.48% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 02/25/36[7]	8,616,000	8,173,588
2004-FF10, 1.46% (1 Month USD LIBOR + 1.28%, Rate Floor: 0.85%) due 07/25/34[7]	5,214,735	5,123,260
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.57% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[7]	7,800,000	7,580,789
2007-HE6, 0.25% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[7]	3,675,294	3,128,111
Lehman XS Trust Series
2007-2N, 0.37% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37[7]	7,232,330	6,463,501

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8% (continued)
Residential Mortgage Backed Securities - 9.3% (continued)
2007-15N, 0.44% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.00%) due 08/25/37[7]	3,112,094	$2,882,038
2006-10N, 0.40% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 07/25/46[7]	552,846	522,904
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 0.62% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[5,7]	6,087,199	5,171,664
2007-HE1, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[5,7]	4,958,650	4,093,828
Asset Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 0.59% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[7]	10,072,000	9,227,849
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[5,7]	8,611,154	8,770,777
LSTAR Securities Investment Trust
2019-1, 1.87% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[5,7]	8,652,703	8,722,598
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 2.31% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47[7]	6,851,158	5,711,835
2006-AR13, 2.38% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46[7]	2,176,935	1,906,904
2006-AR11, 2.42% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46[7]	1,166,294	1,060,626
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.31% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[7]	14,579,204	8,208,535
American Home Mortgage Assets Trust
2006-4, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 10/25/46[7]	9,970,934	6,237,233
2006-6, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/46[7]	2,231,093	1,757,391
CSMC Series
2015-12R, 0.99% (WAC) due 11/30/37[5,7]	7,951,456	7,747,195
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 1.20% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[7]	7,700,000	7,467,685
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.68% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[7]	6,435,000	6,251,565
Structured Asset Investment Loan Trust
2005-11, 0.91% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.36%) due 01/25/36[7]	4,541,432	4,361,653
2004-BNC2, 1.39% (1 Month USD LIBOR + 1.20%, Rate Floor: 0.60%) due 12/25/34[7]	845,963	828,722

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8% (continued)
Residential Mortgage Backed Securities - 9.3% (continued)
2006-3, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36[7]	842,267	$811,428
Impac Secured Assets CMN Owner Trust
2005-2, 0.44% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/36[7]	10,488,482	5,536,733
ASG Resecuritization Trust
2010-3, 0.75% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45[5,7]	4,806,520	4,499,104
Angel Oak Mortgage Trust LLC
2017-3, 2.71% (WAC) due 11/25/47[5,7]	4,080,195	4,077,393
CWABS Asset-Backed Certificates Trust
2004-15, 1.54% (1 Month USD LIBOR + 1.35%, Rate Floor: 0.90%) due 04/25/35[7]	3,490,000	3,402,013
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[5,7]	3,374,410	3,377,781
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 0.48% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 01/25/36[7]	3,486,644	3,363,734
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 0.44% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[7]	4,597,707	3,075,117
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 2.27% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47[7]	3,385,154	2,991,400
Morgan Stanley Resecuritization Trust
2014-R9, 0.30% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/26/46[5,7]	3,167,865	2,934,866
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.69% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.25%) due 12/25/35[7]	2,675,572	2,613,040
Nomura Resecuritization Trust
2015-4R, 2.28% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[5,7]	1,396,917	1,382,514
2015-4R, 0.69% (1 Month USD LIBOR + 0.39%, Rate Floor: 0.39%) due 12/26/36[5,7]	656,217	637,754
GSAA Home Equity Trust
2005-6, 0.62% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 06/25/35[7]	1,800,000	1,764,296
2007-7, 0.46% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 07/25/37[7]	180,980	172,309
Countrywide Asset-Backed Certificates
2005-15, 0.64% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 03/25/36[7]	1,500,000	1,376,419
Impac Secured Assets Trust
2006-2, 0.36% (1 Month USD LIBOR + 0.17%, Rate Cap/Floor: 11.50%/0.17%) due 08/25/36[7]	1,364,862	1,134,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8% (continued)
Residential Mortgage Backed Securities - 9.3% (continued)
Alliance Bancorp Trust
2007-OA1, 0.43% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[7]	861,335	$721,646
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	422,130	443,440
Morgan Stanley Re-REMIC Trust
2010-R5, 2.95% due 06/26/36[5]	221,241	190,353
Irwin Home Equity Loan Trust
2007-1, 6.35% due 08/25/37[5]	54,168	54,129
Total Residential Mortgage Backed Securities		1,675,846,899
Government Agency - 8.9%
Fannie Mae
2.43% due 01/01/30	73,200,000	78,413,286
3.59% due 02/01/29	49,899,401	56,680,872
3.40% due 02/01/33	25,000,000	29,396,418
3.60% due 03/01/31	24,586,000	28,555,150
2.40% due 03/01/40	27,004,000	27,728,471
2.96% due 11/01/29	21,553,904	23,834,198
2.90% due 11/01/29	21,378,000	23,525,589
3.83% due 05/01/49	19,000,000	22,026,714
2.81% due 09/01/39	20,780,000	21,381,656
4.17% due 02/01/49	16,500,000	20,383,387
2.30% due 11/01/29	17,060,000	18,186,167
3.05% due 10/01/29	15,825,440	16,754,997
2.46% due 01/01/30	14,500,000	15,596,773
4.08% due 04/01/49	12,879,000	15,560,032
3.42% due 09/01/47	12,918,128	14,391,272
3.07% due 01/01/28	13,100,000	14,390,373
2.55% due 12/01/29	12,478,000	13,525,455
3.50% due 02/01/48	12,200,816	13,264,950
2.99% due 09/01/29	11,229,000	12,152,966
4.21% due 10/01/48	9,750,000	12,059,873
3.03% due 12/01/27	10,900,000	11,935,665
3.17% due 02/01/28	9,450,000	10,534,467
3.04% due 01/01/28	8,900,000	9,757,608
2.50% due 03/01/35	9,229,407	9,669,500
1.86% due 11/01/25	8,775,610	9,218,653
3.43% due 03/01/33	8,100,000	9,147,691
3.01% due 12/01/27	7,500,000	8,202,129
2.62% due 11/01/29	7,335,000	8,022,774
2.10% due 07/01/50	7,750,000	7,877,488
2.09% due 04/01/35	7,795,655	7,705,923
3.14% due 01/01/28	6,900,000	7,613,833
3.29% due 03/01/33	6,700,000	7,392,478
4.04% due 08/01/48	6,100,000	7,319,604
3.13% due 02/01/28	6,900,000	7,307,949
4.00% due 08/01/47	6,706,278	7,235,128
2.15% due 09/01/29	6,683,000	7,053,021
3.61% due 04/01/39	6,193,000	6,969,587
2.79% due 01/01/32	6,557,374	6,961,187
3.56% due 02/01/38	6,439,791	6,933,294
4.07% due 05/01/49	4,830,686	5,631,597
4.27% due 12/01/33	4,645,496	5,470,223
3.16% due 11/01/30	4,942,191	5,406,209
3.11% due 11/01/27	4,500,000	4,925,911
3.71% due 04/01/31	4,200,000	4,847,552
3.37% due 06/01/39	4,067,000	4,684,880
2.39% due 02/01/27	4,307,000	4,639,058
3.76% due 03/01/37	4,000,000	4,614,086
4.50% due 03/01/48	4,092,652	4,436,152
3.65% due 03/01/33	3,600,000	4,035,390
4.24% due 08/01/48	3,400,000	3,961,113
3.69% due 03/01/29	3,500,000	3,924,124
3.92% due 04/01/39	3,198,000	3,741,858
2.94% due 02/01/40	3,460,822	3,730,560
3.33% due 04/01/30	2,945,989	3,390,716
3.12% due 02/01/28	2,600,000	2,947,744
3.94% due 06/01/35	2,600,000	2,890,839
2.86% due 01/01/33	2,524,000	2,827,682
2.92% due 03/01/50	2,429,297	2,685,478
3.26% due 11/01/46	2,482,385	2,680,958
3.58% due 12/01/27	2,245,972	2,559,962
2.51% due 07/01/50	2,453,187	2,529,466
3.51% due 11/01/37	2,150,000	2,451,125
2.53% due 12/01/26	2,250,000	2,440,802
2.69% due 10/01/34	2,321,459	2,418,669
1.68% due 09/01/37	2,200,000	2,223,375
2.68% due 04/01/50	1,993,878	2,155,549
2.77% due 02/01/36	1,786,377	1,979,781
3.46% due 08/01/49	1,727,670	1,930,804
3.48% due 04/01/28	1,500,000	1,696,389
3.00% due 07/01/46	1,473,367	1,559,964
3.08% due 02/01/33	1,300,000	1,506,634
3.74% due 02/01/48	1,282,274	1,479,240
2.97% due 11/01/25	1,353,881	1,477,711
2.32% due 07/01/50	1,412,000	1,468,579
3.27% due 08/01/34	1,305,973	1,423,816
3.02% due 11/01/27	1,300,000	1,421,897
2.89% due 05/01/33	1,243,134	1,393,329
4.05% due 09/01/48	1,182,255	1,372,953
5.00% due 12/01/44	1,060,777	1,175,942
2.34% due 05/01/27	1,077,961	1,156,399
3.96% due 06/01/49	985,822	1,126,850
3.60% due 10/01/47	957,640	1,077,473
3.18% due 09/01/42	891,641	974,323
3.36% due 12/01/39	700,000	831,268
3.63% due 01/01/37	724,136	819,708
3.91% due 07/01/49	691,092	767,522
2.75% due 11/01/31	641,117	710,869
3.99% due 06/01/49	542,735	588,038
4.33% due 09/01/48	341,444	408,847
4.22% due 04/01/49	315,000	380,203

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8% (continued)
Government Agency - 8.9% (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
2019-1513, 2.80% due 08/25/34	68,400,000	$78,099,982
2017-KW03, 3.02% due 06/25/27	65,900,000	73,445,919
2018-K074, 3.60% due 02/25/28	34,823,000	40,677,251
2020-KJ28, 2.31% due 10/25/27	30,862,000	33,185,390
2017-K066, 3.20% due 06/25/27	19,507,000	22,208,899
2019-KJ27, 2.59% due 03/25/25	19,000,000	20,319,364
2017-K061, 3.44% (WAC) due 11/25/26[7]	15,000,000	17,145,810
2016-K060, 3.30% (WAC) due 10/25/26[7]	13,000,000	14,723,124
2018-K073, 3.45% (WAC) due 01/25/28[7]	11,600,000	13,485,812
2018-K078, 3.92% due 06/25/28	10,150,000	12,130,305
2017-K069, 3.25% (WAC) due 09/25/27[7]	10,000,000	11,379,431
2016-K057, 2.62% due 08/25/26	10,000,000	10,883,598
2018-K154, 3.46% due 11/25/32	8,500,000	10,211,052
2016-K152, 3.08% due 01/25/31	7,090,000	8,239,416
2017-K070, 3.36% due 12/25/27	6,000,000	6,928,111
2015-K151, 3.51% due 04/25/30	2,105,000	2,473,269
2015-K043, 0.66% (WAC) due 12/25/24[7,10]	43,523,680	912,252
2014-K715, 2.86% due 01/25/21	417,058	420,772
Uniform MBS 30 Year
2.50% due 09/14/21	277,900,000	288,571,360
Fannie Mae-Aces
2017-M11, 2.98% due 08/25/29	52,100,000	58,555,742
2020-M23, 1.74% due 03/25/35	50,222,656	51,836,953
2020-M23, 1.61% (WAC) due 03/25/35[7,10]	300,671,786	40,872,661
2018-M3, 3.19% (WAC) due 02/25/30[7]	7,800,000	8,884,380
Freddie Mac
3.55% due 10/01/33	4,602,013	5,136,552
2018-4762, 4.00% due 01/15/46	4,673,889	4,966,798
4.00% due 02/01/46	3,267,724	3,526,434
3.26% due 09/01/45	2,279,828	2,488,124
3.50% due 01/01/44	2,028,787	2,186,138
3.00% due 08/01/46	1,512,852	1,601,249
4.50% due 06/01/48	1,388,611	1,493,742
3.40% due 04/01/31	998,111	1,158,644
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[5,10]	745,528,351	1,944,562
Total Government Agency		1,611,739,291
Military Housing - 1.5%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 1.93% (WAC) due 11/25/55[5,7]	116,218,126	137,137,083
2015-R1, 6.19% (WAC) due 11/25/52[5,7]	20,589,250	23,424,448
2015-R1, 4.33% (WAC) due 10/25/52[5,7]	13,708,252	15,448,336
2015-R1, 0.29% (WAC) due 11/25/55[5,7,10]	174,996,359	12,593,841
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51[5]	13,052,515	13,435,045
2008-AMCW, 6.90% due 07/10/55[5]	8,278,860	11,891,025
2007-AETC, 5.75% due 02/10/52[5]	7,416,195	8,179,072
2007-ROBS, 6.06% due 10/10/52[5]	4,673,889	5,563,252
2006-RILY, 2.09% (1 Month USD LIBOR + 0.37%, Rate Floor: 0.37%) due 07/10/51[5,7]	6,996,811	4,195,054
2007-AET2, 6.06% due 10/10/52[5]	3,070,367	3,657,411
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[5]	22,195,529	24,382,606
2005-DRUM, 5.47% due 05/10/50†††,5	4,542,338	4,666,753

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8% (continued)
Military Housing - 1.5% (continued)
2005-BLIS, 5.25% due 07/10/50[5]	2,500,000	$2,533,120
Total Military Housing		267,107,046
Commercial Mortgage Backed Securities - 1.1%
Citigroup Commercial Mortgage Trust
2019-GC43, 0.75% (WAC) due 11/10/52[7,10]	219,795,983	10,019,839
2019-GC41, 1.19% (WAC) due 08/10/56[7,10]	104,836,005	7,660,566
2016-C2, 1.91% (WAC) due 08/10/49[7,10]	33,536,834	2,691,961
2016-P4, 2.13% (WAC) due 07/10/49[7,10]	31,868,862	2,608,224
2016-P5, 1.65% (WAC) due 10/10/49[7,10]	30,836,635	1,912,272
2016-GC37, 1.91% (WAC) due 04/10/49[7,10]	22,195,877	1,680,499
2015-GC35, 0.99% (WAC) due 11/10/48[7,10]	33,263,671	935,401
2015-GC29, 1.19% (WAC) due 04/10/48[7,10]	19,779,089	826,602
2016-C3, 1.29% (WAC) due 11/15/49[7,10]	12,041,304	523,281
2013-GC15, 4.37% (WAC) due 09/10/46[7]	380,000	412,535
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.20% (WAC) due 07/15/50[7,10]	73,232,201	3,950,621
2016-BNK1, 1.89% (WAC) due 08/15/49[7,10]	36,635,207	2,883,279
2017-RB1, 1.40% (WAC) due 03/15/50[7,10]	40,169,918	2,632,532
2016-C35, 2.10% (WAC) due 07/15/48[7,10]	26,352,928	2,250,042
2015-NXS4, 1.01% (WAC) due 12/15/48[7,10]	46,614,136	1,894,734
2017-C42, 1.03% (WAC) due 12/15/50[7,10]	35,091,674	1,833,196
2017-RC1, 1.66% (WAC) due 01/15/60[7,10]	25,839,937	1,742,643
2016-NXS5, 1.65% (WAC) due 01/15/59[7,10]	25,986,160	1,503,957
2016-C32, 4.88% (WAC) due 01/15/59[7]	1,400,000	1,472,851
2015-P2, 1.12% (WAC) due 12/15/48[7,10]	33,768,852	1,175,541
2015-C30, 1.04% (WAC) due 09/15/58[7,10]	30,803,488	1,073,400
2016-C37, 1.12% (WAC) due 12/15/49[7,10]	16,019,248	557,694
2015-NXS1, 1.25% (WAC) due 05/15/48[7,10]	9,153,655	372,152
GS Mortgage Securities Trust
2020-GC45, 0.68% (WAC) due 02/13/53[7,10]	154,056,649	7,851,620
2019-GC42, 0.81% (WAC) due 09/01/52[7,10]	69,871,789	4,178,200
2017-GS6, 1.19% (WAC) due 05/10/50[7,10]	42,539,745	2,387,301
2015-GC28, 1.15% (WAC) due 02/10/48[7,10]	16,325,539	602,127
2017-GS6, 3.87% due 05/10/50	521,000	557,367
COMM Mortgage Trust
2018-COR3, 0.59% (WAC) due 05/10/51[7,10]	197,893,713	5,920,327
2015-CR26, 1.08% (WAC) due 10/10/48[7,10]	84,710,059	3,313,129
2015-CR24, 0.91% (WAC) due 08/10/48[7,10]	47,658,506	1,523,032
2015-CR23, 1.04% (WAC) due 05/10/48[7,10]	41,297,541	1,325,027
2015-CR27, 1.21% (WAC) due 10/10/48[7,10]	27,757,505	1,091,425
2013-CR13, 0.93% (WAC) due 11/10/46[7,10]	36,915,230	840,914
2015-CR23, 3.80% due 05/10/48	700,000	754,984
2014-LC15, 1.26% (WAC) due 04/10/47[7,10]	11,402,109	373,305

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8% (continued)
Commercial Mortgage Backed Securities - 1.1% (continued)
JPMDB Commercial Mortgage Securities Trust
2017-C7, 1.04% (WAC) due 10/15/50[7,10]	137,321,611	$6,400,656
2016-C4, 0.93% (WAC) due 12/15/49[7,10]	85,729,737	3,473,520
2016-C4, 3.64% (WAC) due 12/15/49[7]	2,650,000	2,659,506
2016-C2, 1.82% (WAC) due 06/15/49[7,10]	32,153,845	1,790,275
2017-C5, 1.09% (WAC) due 03/15/50[7,10]	8,603,157	392,348
BENCHMARK Mortgage Trust
2019-B14, 0.92% (WAC) due 12/15/62[7,10]	109,772,041	5,436,559
2018-B2, 0.56% (WAC) due 02/15/51[7,10]	131,861,837	2,939,161
2018-B6, 0.59% (WAC) due 10/10/51[7,10]	64,623,287	1,572,970
2018-B6, 4.77% (WAC) due 10/10/51[7]	750,000	804,457
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37[5,7]	5,350,000	5,129,318
2020-DUNE, 1.54% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36[5,7]	3,750,000	3,457,144
2020-DUNE, 2.09% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36[5,7]	1,000,000	870,990
CSAIL Commercial Mortgage Trust
2019-C15, 1.21% (WAC) due 03/15/52[7,10]	97,249,014	6,393,033
2015-C1, 0.98% (WAC) due 04/15/50[7,10]	52,179,919	1,610,904
2016-C6, 2.06% (WAC) due 01/15/49[7,10]	6,016,570	446,461
BANK
2020-BN25, 0.44% (WAC) due 01/15/63[7,10]	140,000,000	4,940,390
2017-BNK6, 0.97% (WAC) due 07/15/60[7,10]	42,979,177	1,701,889
2017-BNK4, 1.57% (WAC) due 05/15/50[7,10]	12,984,880	878,530
Bancorp Commercial Mortgage Trust
2018-CR3, 1.44% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[5,7]	7,075,000	6,668,264
BX Commercial Mortgage Trust
2019-XL, 2.19% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/15/36[5,7]	6,926,654	6,666,584
GRACE Mortgage Trust
2014-GRCE, 3.37% due 06/10/28[5]	6,000,000	6,014,969
UBS Commercial Mortgage Trust
2017-C2, 1.23% (WAC) due 08/15/50[7,10]	53,991,396	3,040,131
2017-C5, 1.15% (WAC) due 11/15/50[7,10]	53,730,366	2,748,475
CD Mortgage Trust
2016-CD1, 1.53% (WAC) due 08/10/49[7,10]	34,777,000	2,095,478
2017-CD6, 1.10% (WAC) due 11/13/50[7,10]	46,816,550	1,984,497
2016-CD2, 0.79% (WAC) due 11/10/49[7,10]	34,274,205	959,284
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP3, 1.57% (WAC) due 08/15/49[7,10]	68,560,475	4,365,005
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.31% (WAC) due 02/15/48[7,10]	75,033,716	3,287,445
2013-C12, 0.59% (WAC) due 07/15/45[7,10]	35,478,126	385,033
CD Commercial Mortgage Trust
2017-CD4, 1.46% (WAC) due 05/10/50[7,10]	32,039,959	1,856,716
2017-CD3, 1.17% (WAC) due 02/10/50[7,10]	34,429,698	1,634,202

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8% (continued)
Commercial Mortgage Backed Securities - 1.1% (continued)
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.29% (WAC) due 07/15/50[7,10]	57,984,089	$3,013,526
BBCMS Mortgage Trust
2018-C2, 0.94% (WAC) due 12/15/51[7,10]	58,266,553	2,990,129
CGMS Commercial Mortgage Trust
2017-B1, 0.97% (WAC) due 08/15/50[7,10]	65,635,744	2,779,746
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.06% (WAC) due 12/15/47[7,10]	70,916,537	2,635,088
Cam Commercial Mortgage Corp.
2002-CAM2, 6.16% due 12/14/21[5]	2,421,750	2,560,172
GE Business Loan Trust
2007-1A, 0.36% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[5,7]	2,686,484	2,483,705
CFCRE Commercial Mortgage Trust
2016-C3, 1.17% (WAC) due 01/10/48[7,10]	39,097,125	1,794,449
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.26% (WAC) due 02/15/50[7,10]	24,000,917	1,284,474
DBJPM Mortgage Trust
2017-C6, 1.17% (WAC) due 06/10/50[7,10]	24,777,991	1,196,651
SG Commercial Mortgage Securities Trust
2016-C5, 2.13% (WAC) due 10/10/48[7,10]	6,106,550	453,200
Morgan Stanley Capital I Trust
2016-UBS9, 4.76% (WAC) due 03/15/49[7]	275,000	250,367
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	225,000	232,337
WFRBS Commercial Mortgage Trust
2013-C12, 1.34% (WAC) due 03/15/48[5,7,10]	8,856,533	220,920
Total Commercial Mortgage Backed Securities		197,831,538
Total Collateralized Mortgage Obligations
(Cost $3,671,557,756)		3,752,524,774

ASSET-BACKED SECURITIES†† - 15.1%
Collateralized Loan Obligations - 8.8%
Midocean Credit CLO VII
2020-7A, 2.26% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[5,7]	52,000,000	50,398,629
2020-7A, 2.82% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29[5,7]	27,500,000	26,467,881
2020-7A, 2.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29[5,7]	14,800,000	14,215,388
BXMT Ltd.
2020-FL2, 1.09% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/37[5,7]	75,500,000	73,259,190
2020-FL2, 1.59% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 02/16/37[5,7]	14,250,000	13,539,632
2020-FL2, 1.34% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[5,7]	1,750,000	1,692,705
Venture XIV CLO Ltd.
2020-14A, 1.40% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[5,7]	69,000,000	66,673,085
2020-14A, 2.62% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29[5,7]	22,725,000	20,729,427

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.1% (continued)
Collateralized Loan Obligations - 8.8% (continued)
Golub Capital Partners CLO Ltd.
2018-36A, 1.84% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[5,7]	76,300,000	$71,591,420
THL Credit Wind River CLO Ltd.
2017-2A, 2.09% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[5,7]	52,103,400	51,188,076
2019-1A, 2.10% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[5,7]	11,576,513	11,476,958
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[5,7]	49,250,000	48,305,114
2020-1A, 2.59% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/20/29[5,7]	12,500,000	12,052,494
Wellfleet CLO Ltd.
2020-2A, 2.20% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[5,7]	52,250,000	51,036,321
2018-2A, 2.72% (3 Month USD LIBOR + 1.58%, Rate Floor: 1.58%) due 10/20/28[5,7]	2,500,000	2,402,728
Palmer Square Loan Funding Ltd.
2019-3A, 1.23% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[5,7]	22,028,817	21,811,388
2018-4A, 1.29% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[5,7]	18,244,418	17,916,174
2018-4A, 1.84% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[5,7]	12,000,000	11,597,848
LoanCore Issuer Ltd.
2018-CRE1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[5,7]	17,747,000	17,397,455
2019-CRE2, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[5,7]	16,900,000	16,369,037
2019-CRE3, 1.24% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 04/15/34[5,7]	15,057,000	14,340,141
2019-CRE2, 1.89% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 05/15/36[5,7]	2,275,000	2,195,515
GPMT Ltd.
2019-FL2, 1.49% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[5,7]	25,899,000	25,462,972
2019-FL2, 1.79% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/22/36[5,7]	24,300,000	23,310,105
MP CLO VIII Ltd.
2018-2A, 1.80% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[5,7]	46,607,216	45,673,081
Marathon CLO V Ltd.
2017-5A, 1.24% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[5,7]	28,586,143	28,030,543
2017-5A, 1.82% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[5,7]	18,020,137	17,318,950

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.1% (continued)
Collateralized Loan Obligations - 8.8% (continued)
Denali Capital CLO XI Ltd.
2018-1A, 2.27% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[5,7]	42,800,000	$41,797,157
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 2.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[5,7]	44,300,000	41,527,644
NewStar Clarendon Fund CLO LLC
2019-1A, 2.29% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[5,7]	37,908,212	37,466,039
2019-1A, 4.04% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[5,7]	2,000,000	1,889,148
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.04% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[5,7]	37,312,428	36,592,096
Venture XII CLO Ltd.
2018-12A, 1.17% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[5,7]	29,253,193	28,576,175
2018-12A, 1.57% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 02/28/26[5,7]	6,250,000	5,998,908
NXT Capital CLO LLC
2017-1A, 2.84% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[5,7]	34,100,000	33,307,727
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.75% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[5,7]	33,500,000	31,702,980
Telos CLO Ltd.
2017-6A, 2.89% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/17/27[5,7]	32,000,000	31,512,112
Garrison BSL CLO Ltd.
2018-1A, 2.39% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[5,7]	27,300,000	26,973,743
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[5]	21,500,000	21,028,428
2016-2A, 5.29% due 05/12/31[5]	5,000,000	4,937,337
OCP CLO Ltd.
2020-4A, 2.47% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29[5,7]	25,500,000	24,449,056
2019-17A, 1.79% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/20/32[5,7]	1,312,500	1,301,905
Canyon CLO Ltd.
2020-1A, 3.15% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/15/28[5,7]	22,500,000	22,330,517
2020-1A, 4.18% (3 Month USD LIBOR + 3.78%, Rate Floor: 3.78%) due 07/15/28[5,7]	2,000,000	1,986,214
Mountain View CLO Ltd.
2018-1A, 2.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[5,7]	23,272,507	22,885,518
BSPRT Issuer Ltd.
2018-FL3, 1.24% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[5,7]	14,794,879	14,609,689
2018-FL4, 1.24% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[5,7]	8,000,000	7,839,926

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.1% (continued)
Collateralized Loan Obligations - 8.8% (continued)
NewStar Fairfield Fund CLO Ltd.
2018-2A, 2.41% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[5,7]	21,400,000	$20,090,258
Crown Point CLO III Ltd.
2017-3A, 2.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[5,7]	10,280,000	10,034,728
2017-3A, 2.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[5,7]	9,692,738	9,525,153
Owl Rock CLO IV Ltd.
2020-4A, 3.17% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[5,7]	18,000,000	18,020,833
Diamond CLO Ltd.
2018-1A, 2.60% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[5,7]	18,000,000	17,433,839
Monroe Capital CLO Ltd.
2017-1A, 2.80% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/22/26[5,7]	11,100,000	10,678,335
2017-1A, 2.45% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[5,7]	5,624,168	5,571,327
Shackleton CLO Ltd.
2017-8A, 2.06% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[5,7]	6,761,043	6,684,607
2017-8A, 2.44% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27[5,7]	5,510,000	5,277,570
2018-6RA, 2.16% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[5,7]	3,440,279	3,347,229
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[5]	15,000,000	14,679,453
KVK CLO Ltd.
2017-1A, 2.21% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[5,7]	7,070,784	6,955,465
2018-1A, 1.31% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.00%) due 05/20/29[5,7]	4,000,000	3,946,154
2018-1A, 2.03% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 05/20/29[5,7]	3,100,000	2,957,691
Seneca Park CLO Limited
2017-1A, 2.64% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[5,7]	12,900,000	12,747,340
KREF Ltd.
2018-FL1, 1.29% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 06/15/36[5,7]	12,806,000	12,653,956
Marathon CLO VII Ltd.
2017-7A, 2.54% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[5,7]	12,600,000	12,426,279
Newstar Commercial Loan Funding LLC
2017-1A, 2.81% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 03/20/27[5,7]	12,750,000	12,419,798
Golub Capital Partners CLO 17 Ltd.
2017-17A, 2.64% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[5,7]	12,600,000	12,009,750
Sudbury Mill CLO Ltd.
2017-1A, 2.79% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/17/26[5,7]	11,850,000	11,661,074

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.1% (continued)
Collateralized Loan Obligations - 8.8% (continued)
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.94% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[5,7]	11,527,000	$11,338,642
BDS
2018-FL2, 1.14% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[5,7]	6,719,021	6,607,937
2020-FL5, 1.54% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 02/16/37[5,7]	3,200,000	3,095,805
TCP Waterman CLO Ltd.
2016-1A, 2.36% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[5,7]	9,150,000	9,010,438
Avery Point V CLO Ltd.
2017-5A, 2.12% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[5,7]	9,033,702	8,972,305
Neuberger Berman CLO XVI-S Ltd.
2018-16SA, 2.07% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/15/28[5,7]	8,729,478	8,631,492
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,11]	10,000,000	7,642,527
ACIS CLO Ltd.
2015-6A, 3.17% (3 Month USD LIBOR + 2.48%, Rate Floor: 0.00%) due 05/01/27[5,7]	7,500,000	7,497,228
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,11]	13,600,000	7,472,628
THL Credit Lake Shore MM CLO I Ltd.
2019-1A, 2.92% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/30[5,7]	7,250,000	7,012,839
Mountain Hawk II CLO Ltd.
2018-2A, 2.74% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[5,7]	6,865,936	6,831,656
Golub Capital Partners CLO 16 Ltd.
2017-16A, 2.84% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/25/29[5,7]	6,700,000	6,438,312
Flagship VII Ltd.
2017-7A, 2.69% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 01/20/26[5,7]	5,860,029	5,842,140
Ready Capital Mortgage Financing LLC
2019-FL3, 1.19% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 03/25/34[5,7]	5,985,000	5,835,406
TICP CLO I Ltd.
2018-1A, 1.94% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[5,7]	5,881,474	5,828,032
California Street CLO XII Ltd.
2017-12A, 2.72% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 10/15/25[5,7]	5,750,000	5,631,097
Apres Static CLO 2 Ltd.
2020-1A, 4.18% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/15/28[5,7]	2,800,000	2,783,400
2020-1A, 4.73% (3 Month USD LIBOR + 4.30%, Rate Floor: 4.30%) due 04/15/28[5,7]	2,700,000	2,688,648
GoldenTree Loan Opportunities IX Ltd.
2018-9A, 1.95% (3 Month USD LIBOR + 1.11%, Rate Floor: 1.11%) due 10/29/29[5,7]	5,152,000	5,060,583

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.1% (continued)
Collateralized Loan Obligations - 8.8% (continued)
TICP CLO III-2 Ltd.
2018-3R, 1.98% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[5,7]	5,000,000	$4,949,877
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[11]	7,346,843	4,945,098
Ivy Hill Middle Market Credit Fund X Ltd.
2018-10A, 2.94% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 07/18/30[5,7]	5,300,000	4,778,325
Newfleet CLO Ltd.
2018-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[5,7]	4,750,000	4,636,715
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,11]	5,471,555	4,133,365
Oaktree CLO Ltd.
2017-1A, 2.01% (3 Month USD LIBOR + 0.87%) due 10/20/27[5,7]	4,200,880	4,132,955
Atlas Senior Loan Fund III Ltd.
2017-1A, 1.69% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 11/17/27[5,7]	4,300,000	4,076,700
Northwoods Capital XII-B Ltd.
2018-12BA, 2.16% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31[5,7]	4,000,000	3,857,058
STWD Ltd.
2019-FL1, 1.79% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 07/15/38[5,7]	3,510,000	3,351,752
Golub Capital Partners CLO 39B Ltd.
2018-39A, 2.54% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 10/20/28[5,7]	3,100,000	3,036,414
MONROE CAPITAL BSL CLO Ltd.
2017-1A, 2.11% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 05/22/27[5,7]	3,000,000	2,949,733
Ocean Trails CLO IV
2017-4A, 2.23% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 08/13/25[5,7]	2,500,000	2,438,979
West CLO Ltd.
2017-1A, 2.06% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[5,7]	2,232,271	2,221,022
Voya CLO Ltd.
2013-1A, due 10/15/30[5,11]	10,575,071	2,029,578
Grand Avenue CRE Ltd.
2020-FL2, 4.44% (1 Month USD LIBOR + 4.26%, Rate Floor: 4.26%) due 03/15/35[5,7]	1,100,000	1,090,132
2020-FL2, 3.43% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/15/35[5,7]	900,000	902,614
Tralee CLO III Ltd.
2017-3A, 2.59% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 10/20/27[5,7]	2,000,000	1,942,243
Cerberus Loan Funding XXVI, LP
2019-1A, 2.97% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/15/31[5,7]	2,000,000	1,896,148
Catamaran CLO Ltd.
2016-2A, 3.19% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 10/18/26[5,7]	1,750,000	1,736,751

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 15.1% (continued)
Collateralized Loan Obligations - 8.8% (continued)
Ivy Hill Middle Market Credit Fund IX Ltd.
2017-9A, 2.89% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/18/30[5,7]	1,000,000		$893,861
2017-9A, 3.49% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 01/18/30[5,7]	1,000,000		839,920
Dryden XXV Senior Loan Fund
2017-25A, 2.57% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[5,7]	1,766,703		1,696,740
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[5,11]	8,920,000		1,502,708
Dryden 43 Senior Loan Fund
2019-43A, 1.74% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/20/29[5,7]	1,500,000		1,488,293
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[5,11]	3,700,000		974,713
Golub Capital BDC CLO 2014 LLC
2018-1A, 1.94% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/25/26[5,7]	970,960		962,795
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[5,11]	461,538		184,766
Copper River CLO Ltd.
2007-1A, due 01/20/21[8,11]	1,500,000		159,033
Elm Trust
2016-1A, 4.16% due 06/20/25[5]	138,832		139,093
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[5,11]	1,200,000		48,360
Babson CLO Ltd.
2014-IA, due 07/20/25[5,11]	1,300,000		22,880
Total Collateralized Loan Obligations			1,596,525,151
Financial - 2.5%
Station Place Securitization Trust
2020-7, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 12/24/20[5,7]	155,000,000		155,000,000
2019-9, 0.89% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,5,7	28,450,000		28,450,000
2020-5, 1.22% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,1,5,7	20,000,000		20,000,000
Barclays Bank plc
GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20†††,1,7,8	108,050,000		108,050,000
Aesf Vi Verdi, LP
2.15% due 11/25/24†††,1	EUR	49,186,383	52,872,609
3.60% due 11/25/24†††,1	15,311,851		14,708,328
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[5]	23,750,000		24,111,124
Madison Avenue Secured Funding Trust
2019-1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,5,7	21,850,000		21,850,000
Nassau LLC
2019-1, 3.98% due 08/15/34[5]	20,292,512		19,214,251
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[5]	3,513,760		3,812,001
Total Financial			448,068,313
Transport-Aircraft - 1.5%
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[5]	46,346,708		41,328,954
2018-2A, 5.43% due 11/18/38[5]	8,768,976		4,783,605

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.1% (continued)
Transport-Aircraft - 1.5% (continued)
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	29,394,817	$27,294,187
2017-1, 3.97% due 07/15/42	13,638,994	11,808,327
2016-1, 4.45% due 08/15/41	533,720	479,117
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	36,952,801	33,000,906
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[5]	36,815,423	31,274,046
AASET Trust
2020-1A, 3.35% due 01/16/40[5]	27,907,671	24,576,266
2017-1A, 3.97% due 05/16/42[5]	7,479,486	6,305,462
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	34,659,929	29,398,409
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	26,230,209	22,927,847
Raspro Trust
2005-1A, 2.89% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[5,7]	13,936,816	13,056,316
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	14,906,979	10,762,875
WAVE LLC
2019-1, 3.60% due 09/15/44[5]	8,362,938	7,632,495
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	8,009,386	7,049,061
Stripes Aircraft Ltd.
2013-1 A1, 3.69% due 03/20/23†††	839,513	833,166
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[8]	704,848	599,565
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,8,12	409,604	41
Total Transport-Aircraft		273,110,645
Net Lease - 0.8%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[5]	51,145,403	51,190,293
2017-1A, 4.18% due 04/15/47[5]	282,311	275,079
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[5]	29,073,442	28,912,006
2016-1A, 4.32% due 10/20/46[5]	11,771,668	11,153,598
Capital Automotive REIT
2020-1A, 3.81% due 02/15/50[5]	13,700,000	13,942,380
2014-1A, 3.66% due 10/15/44[5]	11,293,292	11,180,124
2020-1A, 3.48% due 02/15/50[5]	7,750,000	7,388,387
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[5]	9,691,984	9,303,197
2015-1A, 3.75% due 04/20/45[5]	1,753,500	1,730,053
STORE Master Funding LLC
2014-1A, 5.00% due 04/20/44[5]	4,363,125	4,400,308
2013-3A, 5.21% due 11/20/43[5]	665,898	670,272
Total Net Lease		140,145,697
Transport-Container - 0.6%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[5]	37,671,844	37,213,966
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[5]	27,242,840	27,598,274
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[5]	17,671,667	17,695,992
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[5]	13,589,333	13,533,306
2013-1A, 2.98% due 04/17/28[5]	425,000	423,637

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.1% (continued)
Transport-Container - 0.6% (continued)
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[5]	12,416,693	$12,327,612
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[5]	4,490,833	4,466,771
Total Transport-Container		113,259,558
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[5]	57,100,000	55,063,785
2016-3A, 3.85% due 10/28/33[5]	7,500,000	7,502,004
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[5,7]	4,860,622	4,811,217
Total Collateralized Debt Obligations		67,377,006
Whole Business - 0.2%
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[5]	8,604,400	9,082,891
2015-1A, 4.50% due 06/15/45[5]	8,001,000	8,112,774
2019-1A, 4.08% due 06/15/49[5]	1,641,500	1,728,976
Domino's Pizza Master Issuer LLC
2017-1A, 2.24% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[5,7]	16,770,000	16,622,592
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/07/49[5]	3,500,000	3,011,365
Planet Fitness Master Issuer LLC
2018-1A, 4.26% due 09/05/48[5]	2,947,500	2,960,351
Drug Royalty III Limited Partnership 1
2017-1A, 3.60% due 04/15/27[5]	917,075	920,185
DB Master Finance LLC
2019-1A, 4.35% due 05/20/49[5]	595,500	643,932
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[5]	141,088	141,233
Total Whole Business		43,224,299
Infrastructure - 0.2%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[5]	22,150,762	22,203,899
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[5]	10,206,167	10,488,202
Diamond Issuer
2020-1A, 2.74% due 07/20/50[5]	7,900,000	7,922,831
Total Infrastructure		40,614,932
Diversified Payment Rights - 0.1%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	21,400,000	21,583,612
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[5]	282,738	289,275
Total Diversified Payment Rights		21,872,887
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	3,212,500	3,288,501
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[5]	1,281,911	1,404,502
JGWPT XXV LLC
2012-1A, 4.21% due 02/16/65[5]	538,409	601,056
JG Wentworth XXXV LLC
2015-2A, 3.87% due 03/15/58[5]	40,779	44,998
Total Insurance		5,339,057
Transport-Rail - 0.0%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[5]	1,240,075	1,240,656
Total Asset-Backed Securities
(Cost $2,850,072,473)		2,750,778,201

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
U.S. GOVERNMENT SECURITIES†† - 5.4%
U.S. Treasury Strips
due 02/15/50[13,14]	736,163,000	$478,113,995
U.S. Treasury Notes
0.25% due 05/31/25	403,300,000	402,811,628
2.00% due 04/30/24	12,460,000	13,308,838
1.75% due 06/30/24	9,101,000	9,653,815
2.38% due 02/29/24	7,749,000	8,361,958
0.50% due 04/30/27	6,780,000	6,790,064
1.38% due 02/15/23	4,500,000	4,641,504
1.75% due 12/31/26	4,000,000	4,332,812
1.50% due 10/31/24	3,820,000	4,026,668
2.25% due 08/15/27	3,370,000	3,785,063
0.50% due 05/31/27	2,600,000	2,602,641
1.13% due 02/28/27	2,250,000	2,347,471
2.13% due 05/15/25	880,000	958,237
U.S. Treasury Bonds
8.00% due 11/15/21	5,600,000	6,202,000
7.88% due 02/15/21	5,500,000	5,762,539
2.88% due 08/15/45	3,830,000	5,048,419
8.13% due 08/15/21	3,900,000	4,249,781
2.38% due 11/15/49	2,300,000	2,840,859
2.75% due 11/15/42	1,800,000	2,305,406
4.38% due 05/15/40	1,390,000	2,196,254
Total U.S. Government Securities
(Cost $940,087,572)		970,339,952

FEDERAL AGENCY BONDS†† - 3.6%
Residual Funding Corporation Principal Strips
due 01/15/30[13,14]	119,764,000	105,898,722
due 04/15/30[13,14]	105,870,000	93,311,866
Freddie Mac Principal Strips
due 07/15/32[13,14,15]	123,250,000	103,438,138
Fannie Mae Principal Strips
due 07/15/37[13,14,15]	89,850,000	66,030,497
due 11/15/30[13,14,15]	37,570,000	32,793,788
due 08/06/38[13,14]	2,250,000	1,597,725
Tennessee Valley Authority
4.25% due 09/15/65	32,550,000	48,869,024
5.38% due 04/01/56	8,960,000	15,372,244
due 09/15/53[10,13]	1,612,000	703,855
due 09/15/55[10,13]	1,612,000	669,587
due 09/15/56[10,13]	1,612,000	646,116
due 03/15/57[10,13]	1,612,000	638,010
due 09/15/57[10,13]	1,612,000	630,005
due 09/15/58[10,13]	1,612,000	614,296
due 03/15/59[10,13]	1,612,000	606,588
due 09/15/59[10,13]	1,612,000	598,978
due 09/15/60[10,13]	1,612,000	559,092
due 09/15/54[10,13]	1,020,000	434,390
due 03/15/61[10,13]	1,020,000	349,140
due 09/15/61[10,13]	1,020,000	344,572
due 09/15/62[10,13]	1,020,000	335,615
due 03/15/63[10,13]	1,020,000	331,225
due 09/15/63[10,13]	1,020,000	326,891
due 09/15/64[10,13]	1,020,000	318,394
due 03/15/65[10,13]	1,020,000	314,229
due 09/15/65[10,13]	1,020,000	310,118
Freddie Mac
due 01/02/34[13]	18,000,000	14,596,804
due 03/15/30[13,15]	12,050,000	10,570,741
due 07/15/30[13,15]	8,600,000	7,510,403
due 01/15/31[13]	7,750,000	6,708,523
due 11/15/38[13]	6,000,000	4,239,338
due 09/15/30[13]	2,906,000	2,532,116
due 03/15/31[13]	2,500,000	2,159,107
due 09/15/36[13]	2,675,000	2,033,795
due 07/15/31[13]	1,800,000	1,537,333
due 01/15/30[13]	1,050,000	923,176
Tennessee Valley Authority Principal Strips
due 01/15/48[13,14]	38,400,000	19,419,011
due 01/15/38[13,14]	15,800,000	10,663,325
Federal Farm Credit Bank Funding Corp.
2.43% due 01/29/37	13,720,000	15,255,603
3.08% due 08/12/39	7,550,000	7,555,633
2.59% due 02/26/35	2,150,000	2,168,914
3.11% due 08/05/48	1,500,000	1,823,378
U.S. International Development Finance Corp.
3.17% due 10/05/34	11,376,350	12,850,255
1.79% due 10/15/29	9,900,000	10,292,866
Fannie Mae
due 01/15/32[13]	9,413,000	7,968,826
due 07/15/32[13,14]	3,963,000	3,328,706
due 01/15/35[13]	2,250,000	1,796,656
due 01/15/33[13,14]	1,450,000	1,207,627
Federal Home Loan Bank
3.63% due 06/22/43	4,850,000	6,276,408
3.25% due 06/10/39	4,500,000	5,366,551
2.69% due 09/26/34	1,350,000	1,409,130
Federal Farm Credit Bank
3.58% due 04/11/47	4,900,000	6,396,729
2.53% due 09/04/29	3,600,000	3,609,319
Federal Farm Credit Banks Funding Corp.
2.00% due 05/14/40	3,000,000	2,989,597
2.88% due 10/01/40	100,000	115,944
Fannie Mae Interest Strips
due 02/06/33[10,13]	1,456,000	1,211,592
Total Federal Agency Bonds
(Cost $543,373,759)		650,560,511

SENIOR FLOATING RATE INTERESTS††,7 - 2.4%
Consumer, Non-cyclical - 0.6%
US Foods, Inc.
4.25% (6 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/24/25†††	54,250,000	52,080,000
Bombardier Recreational Products, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 05/24/27	51,350,000	51,649,370
Elanco Animal Health, Inc.
due 02/04/27	6,850,000	6,518,940
Packaging Coordinators Midco, Inc.
5.08% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	4,246,371	4,143,737

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 2.4% (continued)
Consumer, Non-cyclical - 0.6% (continued)
Callaway Golf Company
due 01/02/26	2,531,808	$2,496,995
Civitas Solutions, Inc.
4.43% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	400,000	384,832
Total Consumer, Non-cyclical		117,273,874
Consumer, Cyclical - 0.5%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	38,081,000	36,890,969
BGIS (BIFM CA Buyer, Inc.)
4.11% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/26†††	26,336,373	25,282,918
CHG Healthcare Services, Inc.
4.07% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	25,913,226	24,923,082
Power Solutions (Panther)
3.68% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	4,616,122	4,385,316
Cast & Crew Payroll LLC
3.93% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/09/26	2,416,034	2,197,093
Packers Sanitation Services, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/04/24	1,087,212	1,038,831
1011778 BC Unlimited Liability Co.
1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	1,046,371	989,867
Whatabrands, LLC
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/26	696,500	665,596
1-800 Contacts
4.08% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/22/23	598,450	581,059
Titan US Finco Llc
4.31% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/01/26	149,612	141,384
Total Consumer, Cyclical		97,096,115
Industrial - 0.4%
Mileage Plus Holdings LLC
due 07/02/27	30,500,000	30,258,440
Vertical (TK Elevator)
due 07/01/27	13,200,000	12,936,000
Delta Air Lines, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 05/01/23	9,000,000	8,814,420
Charter Nex US, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/16/24	6,475,990	6,183,664
3.43% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/16/24	498,726	476,034
Berlin Packaging LLC
3.18% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	2,730,221	2,580,059
Diversitech Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/03/24	2,272,539	2,164,593
Hayward Industries, Inc.
3.68% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	2,010,140	1,929,735
CPG International LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/06/24	508,112	502,238

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 2.4% (continued)
Industrial - 0.4% (continued)
American Bath Group LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 09/29/23	498,724	$484,386
Fly Funding II SARL
2.50% (3 Month USD LIBOR + 1.75%, Rate Floor: 2.50%) due 08/11/25	400,000	334,332
BWAY Holding Co.
4.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	124,679	111,640
API Heat Transfer
12.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 12.00%) due 01/01/24†††,1,17	40,755	36,374
12.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 12.00%) due 10/02/23†††,1,17	7,236	6,585
Total Industrial		66,818,500
Basic Materials - 0.3%
Illuminate Buyer LLC
due 06/15/27	28,214,333	27,748,797
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	10,425,000	10,129,660
PQ Corp.
due 02/08/27	9,500,000	9,155,625
Road Infrastructure Investment
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/23	4,294,613	3,749,197
Clearwater Paper Corp.
4.25% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 07/24/26†††	459,712	455,114
Total Basic Materials		51,238,393
Technology - 0.2%
Tech Data Corp.
due 06/30/25	30,250,000	29,934,795
Cologix Holdings, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/20/24	2,100,000	2,009,868
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/20/24	908,896	869,886
Informatica LLC
3.43% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27	698,250	666,829
Aston FinCo SARL
due 10/09/26	647,375	614,398
Neustar, Inc.
4.57% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	90,159	82,289
Aspect Software, Inc.
6.00% (2 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	9,757	8,538
Total Technology		34,186,603
Communications - 0.2%
Xplornet Communications Inc.
4.93% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	19,600,000	18,669,000
T-Mobile USA, Inc.
3.18% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/01/27	10,550,000	10,527,212
Authentic Brands
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	1,075,000	1,001,631
Internet Brands, Inc.
4.57% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	300,000	288,171

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 2.4% (continued)
Communications - 0.2% (continued)
Zayo Group Holdings, Inc.
3.18% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	299,250	$283,366
Total Communications		30,769,380
Financial - 0.1%
USI, Inc.
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 12/02/26	19,050,000	18,462,689
Nexus Buyer LLC
3.93% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	498,747	487,525
AmeriLife Holdings LLC
4.17% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/18/27	398,864	378,422
Jane Street Group LLC
3.18% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/25	349,123	338,977
RPI (Royalty Pharma) 2019 Intermediate Finance Trust
1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/11/27	298,500	290,291
NFP Corp.
3.43% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	199,500	185,535
Total Financial		20,143,439
Utilities - 0.1%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	15,000,000	14,656,200
Total Senior Floating Rate Interests
(Cost $428,356,143)		432,182,504

MUNICIPAL BONDS†† - 2.0%
California - 0.9%
State of California General Obligation Unlimited
7.55% due 04/01/39	11,900,000	21,190,211
7.35% due 11/01/39	10,135,000	17,048,793
California Institute of Technology
3.65% due 09/01/19	25,760,000	28,453,760
San Mateo Foster City School District General Obligation Unlimited
3.06% due 08/01/44	6,125,000	6,312,609
2.63% due 08/01/36	2,355,000	2,413,993
2.73% due 08/01/37	2,100,000	2,157,225
2.79% due 08/01/38	1,155,000	1,184,129
2.39% due 08/01/33	1,000,000	1,035,380
2.44% due 08/01/34	1,000,000	1,031,960
2.51% due 08/01/35	1,000,000	1,023,030
San Dieguito Union High School District General Obligation Unlimited
2.58% due 08/01/35	5,000,000	5,300,000
2.52% due 08/01/34	3,450,000	3,653,240
2.77% due 08/01/37	3,250,000	3,424,883
2.85% due 08/01/38	850,000	895,433
2.68% due 08/01/36	650,000	684,788
Poway Unified School District General Obligation Unlimited
due 08/01/40[13]	10,000,000	6,199,800
due 08/01/38[13]	8,460,000	5,600,182
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/45[13]	8,565,000	3,546,424
due 08/01/39[13]	4,000,000	2,173,800
due 08/01/38[13]	2,000,000	1,333,440
due 08/01/40[13]	2,500,000	1,297,750
due 08/01/41[13]	2,000,000	989,720
due 08/01/43[13]	1,900,000	859,199
due 08/01/46[13]	800,000	317,088
San Diego Unified School District General Obligation Unlimited
due 07/01/39[13]	7,150,000	4,537,461
2.60% due 07/01/33	3,000,000	3,153,150
due 07/01/46[13]	2,200,000	1,092,058
due 07/01/42[13]	1,600,000	912,080
due 07/01/43[13]	1,350,000	745,538
Cypress School District General Obligation Unlimited
due 08/01/48[13]	14,450,000	5,660,932
California State University Revenue Bonds
2.98% due 11/01/51	5,000,000	5,355,550
Los Angeles Department of Water & Power System Revenue Bonds
6.17% due 07/01/40	4,000,000	4,000,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
MUNICIPAL BONDS†† - 2.0% (continued)
California - 0.9% (continued)
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/34[13]	5,295,000	$3,632,052
Placentia-Yorba Linda Unified School District General Obligation Unlimited
due 08/01/41[13]	5,325,000	3,210,336
San Bernardino Community College District General Obligation Unlimited
due 08/01/44[13]	4,750,000	2,437,082
Upland Unified School District General Obligation Unlimited
due 08/01/50[13]	5,040,000	2,172,794
Hanford Joint Union High School District General Obligation Unlimited
due 08/01/41[13]	4,125,000	1,898,572
Hillsborough City School District General Obligation Unlimited
due 09/01/33[13]	1,000,000	705,870
due 09/01/37[13]	1,000,000	594,410
due 09/01/39[13]	1,000,000	546,510
San Marcos Unified School District General Obligation Unlimited
due 08/01/47[13]	3,600,000	1,722,168
Antelope Valley Community College District General Obligation Unlimited
due 02/15/25[13]	2,800,000	1,670,648
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	1,156,463
Wiseburn School District General Obligation Unlimited
due 08/01/34[13]	900,000	666,099
Santa Ana Unified School District Public Facilities Corp. General Obligation Unlimited
due 08/01/35[13]	700,000	496,041
Total California		164,492,651
Georgia - 0.3%
Emory University
2.97% due 09/01/50	30,000,000	32,208,110
Central Storage Safety Project Trust
4.82% due 02/01/38[8]	20,500,000	23,831,459
Total Georgia		56,039,569
New York - 0.2%
New York Power Authority Revenue Bonds
2.82% due 11/15/39	16,500,000	17,444,130
4.00% due 11/15/45	11,460,000	13,555,346
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50	3,500,000	3,757,926
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/49	650,000	816,712
Total New York		35,574,114
North Carolina - 0.1%
Duke University
2.83% due 10/01/55	23,400,000	24,616,333
Inlivian Revenue Bonds
3.02% due 01/01/38	3,150,000	3,347,347
Charlotte Housing Authority Revenue Bonds
3.02% due 01/01/38	975,000	1,036,084
Total North Carolina		28,999,764
Illinois - 0.1%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,850,000	6,872,931
6.63% due 02/01/35	1,820,000	2,165,327
University of Chicago
2.76% due 04/01/45	8,000,000	8,316,267
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	5,916,375
Total Illinois		23,270,900
Ohio - 0.1%
Northeast Ohio Regional Sewer District Revenue Bonds
3.30% due 11/15/49	10,750,000	11,101,740
Ohio Turnpike & Infrastructure Commission Revenue Bonds
3.20% due 02/15/48	5,200,000	5,397,548
Total Ohio		16,499,288

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
MUNICIPAL BONDS†† - 2.0% (continued)
Texas - 0.1%
Wylie Independent School District General Obligation Unlimited
due 08/15/46[13]	10,000,000		$3,908,200
due 08/15/43[13]	4,000,000		1,778,080
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000		3,002,927
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[13]	2,850,000		1,011,892
due 11/15/41[13]	1,500,000		657,060
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,000,000		1,017,470
Total Texas			11,375,629
Maryland - 0.1%
Johns Hopkins University
2.81% due 01/01/60	8,750,000		9,207,046
Colorado - 0.1%
University of Colorado Revenue Bonds
2.81% due 06/01/48	6,850,000		6,850,000
2.61% due 06/01/42	1,000,000		1,000,000
Total Colorado			7,850,000
Oregon - 0.0%
Washington & Multnomah Counties School District No. 48J Beaverton General Obligation Unlimited
due 06/15/33[13]	3,850,000		2,699,043
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[13]	4,000,000		2,382,520
Total Oregon			5,081,563
Arizona - 0.0%
Northern Arizona University Revenue Bonds
3.09% due 08/01/39	2,350,000		2,414,672
Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000		2,367,855
Klickitat County Public Utility District No. 1 Revenue Bonds
5.25% due 12/01/21	15,000		15,738
Total Washington			2,383,593
Pennsylvania - 0.0%
Trustees of the University of Pennsylvania
4.01% due 08/15/47	1,250,000		1,354,394
Pennsylvania Economic Development Financing Authority Revenue Bonds
due 01/01/41[13]	995,000		559,090
due 01/01/37[13]	570,000		369,770
Altoona Water Authority Revenue Bonds
7.06% due 12/01/20	25,000		25,626
6.34% due 12/01/20	5,000		5,060
Armstrong School District General Obligation Limited
6.88% due 03/15/21	25,000		26,030
Total Pennsylvania			2,339,970
Florida - 0.0%
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[13]	4,100,000		2,032,616
Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000		521,681
Idaho - 0.0%
Boise State University Revenue Bonds
3.06% due 04/01/40	250,000		261,567
Virginia - 0.0%
Montgomery County Economic Development Authority Revenue Bonds
4.66% due 06/01/21	25,000		25,837
Minnesota - 0.0%
Dakota & Washington Counties Housing & Redevelopment Authority/City of Bloomington Minnesota Revenue Bonds
8.38% due 09/01/21	5,000		5,388
Total Municipal Bonds
(Cost $337,558,339)			368,375,848

FOREIGN GOVERNMENT DEBT†† - 1.6%
Government of Japan
(0.20)% due 07/13/20[16]	JPY	18,655,000,000	172,778,306
(0.22)% due 07/06/20[16]	JPY	12,011,600,000	111,246,062
Total Foreign Government Debt
(Cost $284,918,977)			284,024,368

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.3%
Put options on:
BofA Merrill Lynch 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	7,095,500,000	$22,067,005
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	3,979,800,000	12,377,178
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	3,552,900,000	7,283,445
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	893,700,000	2,779,407
BofA Merrill Lynch 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	436,100,000	894,005
Total OTC Options Purchased
(Cost $34,682,942)		45,401,040
Total Investments - 104.8%
(Cost $18,260,716,645)		$18,922,061,660
Other Assets & Liabilities, net - (4.8)%		(861,851,953)
Total Net Assets - 100.0%		$18,060,209,707

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	CDX.NA.IG.34	1.00%	Quarterly	06/20/25	$885,290,000	$10,125,885	$(16,613,907)	$26,739,792
BofA Securities, Inc.	ICE	CDX.NA.HY.34.V6	5.00%	Quarterly	06/20/25	115,748,000	(694,488)	915,595	(1,610,083)
							$9,431,397	$(15,698,312)	$25,129,709

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.47%	Annually	03/09/25	$498,005,000	$9,413,101	$2,243	$9,410,858
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.37%	Annually	12/04/21	175,200,000	3,440,493	525	3,439,968
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.34%	Annually	11/27/21	164,500,000	3,130,555	499	3,130,056
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.27%	Annually	02/07/23	82,400,000	2,772,094	439	2,771,655
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.59%	Annually	03/07/22	150,000,000	1,483,770	565	1,483,205
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.66%	Quarterly	06/15/30	286,640,000	(518,815)	2,580	(521,395)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.66%	Quarterly	06/24/30	275,000,000	(582,997)	2,495	(585,492)
								$19,138,201	$9,346	$19,128,855

Total Return Swap Agreements

Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Bank of America, N.A.	iShares iBoxx $ Investment Grade Corporate Bond ETF	0.55% (1 Month USD LIBOR + 0.36%)	At Maturity	12/21/20	453,160	$60,950,020	$412,376

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	436,650,000	BRL	07/01/21	$103,795,926	$80,182,943	$23,612,983
Goldman Sachs International	133,295,000	BRL	07/01/20	34,613,087	24,534,327	10,078,760
Bank of America, N.A.	17,346,669,000	JPY	08/02/21	171,181,418	161,853,789	9,327,629
Citibank N.A., New York	109,000,000	BRL	07/01/20	28,075,418	20,062,581	8,012,837
Goldman Sachs International	149,210,000	BRL	07/01/21	34,956,073	27,399,741	7,556,332
JPMorgan Chase Bank, N.A.	10,005,000,000	JPY	07/01/21	97,867,553	93,284,929	4,582,624
Morgan Stanley Capital Services LLC	8,674,335,000	JPY	08/02/21	85,134,312	80,936,230	4,198,082
Citibank N.A., New York	8,674,335,000	JPY	05/06/21	84,594,646	80,797,432	3,797,214
JPMorgan Chase Bank, N.A.	67,200,000	BRL	07/01/21	15,963,891	12,340,075	3,623,816
Goldman Sachs International	108,769,700	EUR	07/30/21	126,349,603	123,409,226	2,940,377
Goldman Sachs International	4,532,865,300	JPY	12/20/21	44,786,734	42,427,130	2,359,604
JPMorgan Chase Bank, N.A.	107,510,325	EUR	07/30/21	124,085,192	121,980,349	2,104,843
Barclays Bank plc	3,469,734,000	JPY	06/01/21	33,963,723	32,333,639	1,630,084
JPMorgan Chase Bank, N.A.	5,930,964,000	JPY	09/01/20	56,376,377	54,973,061	1,403,316
Goldman Sachs International	18,655,000,000	JPY	07/13/20	173,955,290	172,797,124	1,158,166
Goldman Sachs International	67,282,219	ILS	08/01/22	20,296,296	19,829,856	466,440
Goldman Sachs International	164,231,850	ILS	01/31/22	48,573,458	48,265,017	308,441
Goldman Sachs International	2,264,800,000	JPY	07/06/20	21,234,345	20,976,358	257,987
Goldman Sachs International	427,522,900	ILS	04/30/21	125,180,154	124,955,269	224,885
Goldman Sachs International	28,886,625	ILS	11/30/22	8,761,488	8,538,211	223,277
Barclays Bank plc	14,000,000	EUR	07/17/20	15,941,065	15,741,146	199,919
Bank of America, N.A.	75,749,000	ILS	01/31/22	22,457,457	22,261,375	196,082
Citibank N.A., New York	5,049,000	GBP	07/17/20	6,345,131	6,256,948	88,183
Goldman Sachs International	112,111,771	ILS	02/01/21	32,654,346	32,641,334	13,012
Goldman Sachs International	809,700	EUR	07/30/20	920,386	910,676	9,710
JPMorgan Chase Bank, N.A.	800,325	EUR	07/30/20	904,383	900,132	4,251
Bank of America, N.A.	3,949,000	ILS	02/01/21	1,153,835	1,149,751	4,084
Bank of America, N.A.	8,669,000	JPY	02/01/21	84,687	80,615	4,072
Bank of America, N.A.	8,669,000	JPY	08/03/20	83,799	80,322	3,477
JPMorgan Chase Bank, N.A.	5,000,000	JPY	01/04/21	48,459	46,474	1,985
Goldman Sachs International	499,481	ILS	07/30/21	148,222	146,423	1,799
Morgan Stanley Capital Services LLC	4,335,000	JPY	02/01/21	42,095	40,312	1,783
Goldman Sachs International	356,625	ILS	11/30/21	106,446	104,719	1,727
JPMorgan Chase Bank, N.A.	5,000,000	JPY	07/01/20	47,966	46,307	1,659
Citibank N.A., New York	4,335,000	JPY	11/02/20	41,821	40,233	1,588
Morgan Stanley Capital Services LLC	4,335,000	JPY	08/03/20	41,662	40,165	1,497
Goldman Sachs International	2,265,300	JPY	06/21/21	22,154	21,117	1,037
Goldman Sachs International	358,579	ILS	11/30/20	105,125	104,141	984
Goldman Sachs International	502,219	ILS	07/31/20	146,185	145,229	956
Goldman Sachs International	2,265,300	JPY	12/21/20	21,919	21,049	870
Barclays Bank plc	1,734,000	JPY	12/01/20	16,788	16,104	684
Citibank N.A., New York	10,820	ILS	02/01/21	3,068	3,150	(82)
Bank of America, N.A.	400,000,000	JPY	07/06/20	3,695,280	3,704,761	(9,481)
Citibank N.A., New York	75,123,800	ILS	04/30/21	21,943,567	21,956,987	(13,420)
Bank of America, N.A.	33,128,000	ILS	04/30/21	9,634,434	9,682,565	(48,131)
JPMorgan Chase Bank, N.A.	47,190,000	EUR	09/30/20	53,076,905	53,149,852	(72,947)
Citibank N.A., New York	9,346,800,000	JPY	07/06/20	85,917,564	86,569,155	(651,591)
						$87,611,404

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	239,980,850	ILS	01/31/22	$65,373,467	$70,526,392	$5,152,925
Goldman Sachs International	267,887,350	ILS	04/30/21	74,716,168	78,297,410	3,581,242
JPMorgan Chase Bank, N.A.	267,887,350	ILS	04/30/21	75,482,488	78,297,410	2,814,922
Goldman Sachs International	67,282,219	ILS	08/01/22	18,074,472	19,829,856	1,755,384
Goldman Sachs International	116,071,591	ILS	02/01/21	32,426,112	33,794,236	1,368,124
Goldman Sachs International	28,886,625	ILS	11/30/22	7,727,829	8,538,211	810,382
Goldman Sachs International	499,481	ILS	07/30/21	134,016	146,423	12,407
Goldman Sachs International	502,219	ILS	07/31/20	132,862	145,229	12,367
Goldman Sachs International	356,625	ILS	11/30/21	95,100	104,719	9,619
Goldman Sachs International	358,579	ILS	11/30/20	95,064	104,141	9,077
JPMorgan Chase Bank, N.A.	54,000	GBP	07/17/20	66,589	66,919	330
JPMorgan Chase Bank, N.A.	1,734,000	JPY	12/01/20	16,179	16,104	(75)
Goldman Sachs International	4,335,000	JPY	11/02/20	40,409	40,233	(176)
Barclays Bank plc	2,265,300	JPY	12/21/20	21,329	21,049	(280)
Barclays Bank plc	2,265,300	JPY	06/21/21	21,468	21,117	(351)
JPMorgan Chase Bank, N.A.	13,004,000	JPY	08/03/20	121,874	120,487	(1,387)
JPMorgan Chase Bank, N.A.	13,004,000	JPY	02/01/21	122,506	120,928	(1,578)
JPMorgan Chase Bank, N.A.	5,000,000	JPY	07/01/20	48,247	46,307	(1,940)
JPMorgan Chase Bank, N.A.	5,000,000	JPY	01/04/21	48,545	46,473	(2,072)
Goldman Sachs International	1,610,025	EUR	07/30/20	1,826,492	1,810,808	(15,684)
JPMorgan Chase Bank, N.A.	3,469,734,000	JPY	06/01/21	32,564,373	32,333,639	(230,734)
Goldman Sachs International	8,674,335,000	JPY	05/06/21	81,311,727	80,797,432	(514,295)
Barclays Bank plc	4,532,865,300	JPY	12/20/21	43,207,181	42,427,130	(780,051)
JPMorgan Chase Bank, N.A.	218,775,000	BRL	07/01/21	42,398,256	40,174,106	(2,224,150)
JPMorgan Chase Bank, N.A.	5,930,964,000	JPY	09/01/20	57,451,653	54,973,061	(2,478,592)
Goldman Sachs International	216,280,025	EUR	07/30/21	248,181,329	245,389,575	(2,791,754)
Goldman Sachs International	242,295,000	BRL	07/01/20	47,671,832	44,596,908	(3,074,924)
Citibank N.A., New York	434,285,000	BRL	07/01/21	83,284,770	79,748,654	(3,536,116)
JPMorgan Chase Bank, N.A.	26,021,004,000	JPY	08/02/21	246,341,040	242,790,019	(3,551,021)
JPMorgan Chase Bank, N.A.	10,005,000,000	JPY	07/01/21	97,690,768	93,284,929	(4,405,839)
						$(8,084,240)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $218,941,038, (cost $220,127,222) or 1.2% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of June 30, 2020.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $6,093,012,987 (cost $6,096,203,770), or 33.7% of total net assets.
[6]	Perpetual maturity.
[7]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $303,633,783 (cost $303,435,686), or 1.7% of total net assets — See Note 6.
[9]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2020. See table below for additional step information for each security.
[10]	Security is an interest-only strip.
[11]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[12]	Security is in default of interest and/or principal obligations.
[13]	Zero coupon rate security.
[14]	Security is a principal-only strip.
[15]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2020, the total market value of segregated or earmarked securities was $220,343,567 — See Note 2.
[16]	Rate indicated is the effective yield at the time of purchase.
[17]	Payment in-kind security.

BofA — Bank of America

BRL — Brazilian Real

CDX.NA.HY.34.V6 — Credit Default Swap North American High Yield Series 34 Index Version 6

CDX.NA.IG.34 — Credit Default Swap North American Investment Grade Series 34 Index

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EUR — Euro

GBP — British Pound

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

plc — Public Limited Company

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SARL — Société à Responsabilité Limitée

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$—	$2,867	$2,867
Preferred Stocks	—	46,833,808	4,561	46,838,369
Exchange-Traded Funds	1,058,033,910	—	—	1,058,033,910
Mutual Funds	66,969,398	—	—	66,969,398
Money Market Fund	511,552,381	—	—	511,552,381
Corporate Bonds	—	7,936,033,385	48,444,152	7,984,477,537
Collateralized Mortgage Obligations	—	3,747,858,021	4,666,753	3,752,524,774
Asset-Backed Securities	—	2,482,430,445	268,347,756	2,750,778,201
U.S. Government Securities	—	970,339,952	—	970,339,952
Federal Agency Bonds	—	650,560,511	—	650,560,511
Senior Floating Rate Interests	—	354,321,513	77,860,991	432,182,504
Municipal Bonds	—	368,375,848	—	368,375,848
Foreign Government Debt	—	284,024,368	—	284,024,368
Options Purchased	—	45,401,040	—	45,401,040
Credit Default Swap Agreements**	—	26,739,792	—	26,739,792
Interest Rate Swap Agreements**	—	20,235,742	—	20,235,742
Total Return Swap Agreements**	—	412,376	—	412,376
Forward Foreign Currency Exchange Contracts**	—	103,933,835	—	103,933,835
Total Assets	$1,636,555,689	$17,037,500,636	$399,327,080	$19,073,383,405

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$1,610,083	$—	$1,610,083
Interest Rate Swap Agreements**	—	1,106,887	—	1,106,887
Forward Foreign Currency Exchange Contracts**	—	24,406,671	—	24,406,671
Unfunded Loan Commitments (Note 5)	—	—	2,642	2,642
Total Liabilities	$—	$27,123,641	$2,642	$27,126,283

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $209,429,890 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$128,050,000	Model Price	Purchase Price	—	—
Asset-Backed Securities	89,164,549	Yield Analysis	Yield	3.4%-4.1%	3.5%
Asset-Backed Securities	51,133,207	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	4,666,753	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Common Stocks	2,867	Enterprise Value	Valuation Multiple	2.0x-9.6x	9.2x
Corporate Bonds	46,768,050	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	1,676,102	Yield Analysis	Yield	8.9%	—
Preferred Stocks	4,561	Yield Analysis	Yield	19.2%	—
Senior Floating Rate Interests	77,818,032	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	42,959	Enterprise Value	Valuation Multiple	8.6x-9.6x	8.8x
Total Assets	$399,327,080
Liabilities:
Unfunded Loan Commitments	$2,642	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, or valuation multiples would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2020, the Fund had assets with a total value of $30,130,663 transfer into Level 3 from Level 2 due to the lack of observable inputs.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2020:

	Assets							Liabilities
	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$137,712,008	$61,127,008	$6,422,750	$2,274,404	$12,885	$-	$207,549,055	$(263,215)
Purchases/(Receipts)	218,553,554	-	46,950,000	76,321,802	-	-	341,825,356	(4,718)
(Sales, maturities and paydowns)/Fundings	(114,781,563)	(57,495,085)	(6,562,080)	(2,417,521)	-	-	(181,256,249)	251,217
Amortization of premiums/discounts	1,434	(3,415)	-	134,134	-	-	132,153	-
Total realized gains (losses) included in earnings	5,923	8,780	562,080	(45,862)	-	-	530,921	(201,420)
Total change in unrealized appreciation (depreciation) included in earnings	(1,593,600)	1,029,465	(604,700)	1,594,034	(10,018)	-	415,181	215,494
Transfers into Level 3	28,450,000	-	1,676,102	-	-	4,561	30,130,663	-
Ending Balance	$268,347,756	$4,666,753	$48,444,152	$77,860,991	$2,867	$4,561	$399,327,080	$(2,642)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2020	$(1,589,257)	$(221,621)	$(181,950)	$1,547,154	$(10,018)	$-	$(455,692)	$2,089

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Common Stocks
BP Holdco LLC*,1	$188	$–	$–	$–	$(33)	$155	532	$–
Mutual Funds
Guggenheim Floating Rate Strategies Fund — R6-Class	47,451,399	70,841	(47,199,314)	(1,797,792)	1,474,866	–	–	70,842
Guggenheim Strategy Fund II	26,039,254	473,081	–	–	(103,254)	26,409,081	1,067,897	473,082
Guggenheim Strategy Fund III	26,014,479	451,281	(12,000,000)	(255,148)	35,264	14,245,876	574,430	451,281
Guggenheim Ultra Short Duration Fund — Institutional Class	26,060,726	358,154	–	–	(104,439)	26,314,441	2,652,665	358,154
	$125,566,046	$1,353,357	$(59,199,314)	$(2,052,940)	$1,302,404	$66,969,553		$1,353,359

*	Non-income producing security.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued and affiliated securities amounts to $155, (cost $188) or less than 0.1% of total net assets.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MONEY MARKET FUND† - 27.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[1]	137,538,268	$137,538,268
Total Money Market Fund
(Cost $137,538,268)		137,538,268

	Face Amount~
ASSET-BACKED SECURITIES†† - 27.6%
Collateralized Loan Obligations - 20.6%
Shackleton CLO Ltd.
2017-8A, 2.06% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	11,758,335	11,625,404
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.04% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[2,3]	10,431,814	10,230,424
Crown Point CLO III Ltd.
2017-3A, 2.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[2,3]	6,097,509	5,992,084
GPMT Ltd.
2019-FL2, 1.49% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[2,3]	5,250,000	5,161,613
2018-FL1, 1.09% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 11/21/35[2,3]	341,116	335,702
Marathon CLO V Ltd.
2017-5A, 1.24% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	4,906,253	4,810,895
TICP CLO VII Ltd.
2020-7A, 2.06% (3 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/15/33[2,3]	4,500,000	4,453,338
OZLM XII Ltd.
2018-12A, 1.81% (3 Month USD LIBOR + 1.05%, Rate Floor: 0.00%) due 04/30/27[2,3]	3,600,000	3,558,658
LoanCore Issuer Ltd.
2019-CRE2, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[2,3]	1,300,000	1,259,157
2018-CRE1, 1.32% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[2,3]	1,250,000	1,239,066
2018-CRE1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	1,000,000	980,304
Midocean Credit CLO VII
2020-7A, 2.26% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	3,500,000	3,392,215
MP CLO VIII Ltd.
2018-2A, 1.80% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	3,241,833	3,176,857
BXMT Ltd.
2020-FL2, 1.09% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/37[2,3]	3,250,000	3,153,541
Greywolf CLO III Ltd.
2020-3RA, 1.60% (3 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 04/15/33[2,3]	3,111,111	3,076,738
THL Credit Wind River CLO Ltd.
2017-2A, 2.09% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	2,513,803	2,470,007
2019-1A, 2.10% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[2,3]	356,933	353,863
Mountain View CLO Ltd.
2018-1A, 2.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	2,525,315	2,483,322
California Street CLO IX, LP
2019-9A, 1.88% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 07/16/32[2,3]	2,500,000	2,472,247
Venture XIV CLO Ltd.
2020-14A, 1.40% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	2,500,000	2,415,692
Palmer Square Loan Funding Ltd.
2018-4A, 1.29% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[2,3]	1,248,122	1,225,666

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 27.6% (continued)
Collateralized Loan Obligations - 20.6% (continued)
2019-3A, 1.23% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	823,507	$815,379
Owl Rock CLO IV Ltd.
2020-4A, 3.17% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[2,3]	2,000,000	2,002,315
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[2,3]	2,000,000	1,961,629
Wellfleet CLO Ltd.
2020-2A, 2.20% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[2,3]	2,000,000	1,953,543
Newfleet CLO Ltd.
2018-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	2,000,000	1,952,301
Garrison BSL CLO Ltd.
2018-1A, 2.39% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[2,3]	1,750,000	1,729,086
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 2.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	1,800,000	1,687,354
BSPRT Issuer Ltd.
2018-FL4, 1.24% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[2,3]	1,000,000	979,991
2018-FL3, 1.24% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,3]	616,453	608,737
BlueMountain CLO XXV Ltd.
2019-25A, 1.87% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/15/32[2,3]	1,531,250	1,519,806
Hunt CRE Ltd.
2018-FL2, 1.27% (1 Month USD LIBOR + 1.08%, Rate Floor: 1.08%) due 08/15/28[2,3]	1,500,000	1,478,588
KVK CLO Ltd.
2017-1A, 2.21% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[2,3]	1,479,932	1,455,795
Neuberger Berman CLO XX Ltd.
2017-20A, 2.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 01/15/28[2,3]	1,377,494	1,350,841
Voya CLO Ltd.
2019-2A, 1.79% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/20/32[2,3]	1,312,500	1,290,675
Grand Avenue CRE Ltd.
2020-FL2, 2.63% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[2,3]	1,250,000	1,253,125
NewStar Clarendon Fund CLO LLC
2019-1A, 2.29% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,3]	1,118,533	1,105,487
KREF Ltd.
2018-FL1, 1.29% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 06/15/36[2,3]	1,000,000	988,127
Neuberger Berman CLO XVI-S Ltd.
2018-16SA, 2.07% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/15/28[2,3]	980,840	969,831
West CLO Ltd.
2017-1A, 2.06% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	937,554	932,829
Mountain Hawk II CLO Ltd.
2018-2A, 2.74% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	930,974	926,326
TICP CLO I Ltd.
2018-1A, 1.94% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[2,3]	904,842	896,620
Seneca Park CLO Limited
2017-1A, 2.26% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	845,821	844,057

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 27.6% (continued)
Collateralized Loan Obligations - 20.6% (continued)
BDS
2018-FL2, 1.14% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[2,3]	594,604	$584,773
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.94% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	382,000	375,758
Venture XVI CLO Ltd.
2018-16A, 2.07% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 01/15/28[2,3]	384,382	374,585
Golub Capital Partners CLO 17 Ltd.
2017-17A, 2.64% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[2,3]	350,000	333,604
Babson CLO Limited
2017-IA, 2.29% (3 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 07/20/25[2,3]	115,793	115,539
Total Collateralized Loan Obligations		104,353,494
Financial - 3.1%
Station Place Securitization Trust
2020-5, 1.22% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,2,3,4	8,100,000	8,100,000
2020-7, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 12/24/20[2,3]	4,600,000	4,600,000
2019-9, 0.89% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,2,3	600,000	600,000
Barclays Bank plc
GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20†††,3,4,5	2,000,000	2,000,000
Madison Avenue Secured Funding Trust
2019-1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,2,3	700,000	700,000
Total Financial		16,000,000
Credit Card - 2.0%
Discover Card Execution Note Trust
2017-A6, 1.88% due 02/15/23	10,000,000	10,019,728
Infrastructure - 0.8%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[2]	4,050,000	4,110,927
Transport-Container - 0.7%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[2]	2,654,167	2,643,224
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[2]	859,917	855,309
Total Transport-Container		3,498,533
Transport-Aircraft - 0.2%
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[2]	900,724	650,325
Raspro Trust
2005-1A, 2.89% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[2,3]	493,339	462,170
Total Transport-Aircraft		1,112,495
Whole Business - 0.2%
Taco Bell Funding LLC
2018-1A, 4.32% due 11/25/48[2]	788,000	804,769
Total Asset-Backed Securities
(Cost $141,115,808)		139,899,946

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.3%
Residential Mortgage Backed Securities - 15.4%
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T5, 2.43% due 10/15/51[2]	3,000,000	2,981,675
2019-T4, 2.33% due 10/15/51[2]	3,000,000	2,961,370
2019-T3, 2.51% due 09/15/52[2]	2,550,000	2,495,060
Uniform MBS 30 Year
due 09/14/21	8,000,000	8,307,200

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.3% (continued)
Residential Mortgage Backed Securities - 15.4% (continued)
Ocwen Master Advance Receivables Trust
2019-T1, 2.51% due 08/15/50[2]	8,200,000	$8,190,166
Verus Securitization Trust
2020-1, 2.42% (WAC) due 01/25/60[2,3]	3,262,145	3,306,967
2019-4, 2.64% due 11/25/59[2,6]	2,135,062	2,169,735
2019-4, 2.85% due 11/25/59[2,6]	1,188,131	1,207,349
CSMC Series
2014-7R, 0.44% (WAC) due 10/27/36[2,3]	2,839,030	2,752,013
2014-2R, 0.37% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	2,557,907	2,489,299
FKRT
5.47% due 07/03/23[5]	4,927,286	4,916,939
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	2,283,975	2,413,131
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	1,615,971	1,666,956
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,258,836	1,322,360
2017-6, 2.75% (WAC) due 10/25/57[2,3]	1,139,209	1,180,048
2017-5, 0.79% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	616,983	611,440
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[2,3]	2,814,051	2,856,647
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	2,772,575	2,848,681
Soundview Home Loan Trust
2006-OPT5, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	2,789,746	2,660,221
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[2,3]	2,624,189	2,656,988
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.57% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[3]	2,550,000	2,478,335
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	1,587,366	1,602,628
2019-2, 2.70% (WAC) due 09/25/59[2,3]	713,362	722,090
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,3]	1,575,592	1,588,711
2019-1, 2.94% (WAC) due 06/25/49[2,3]	678,984	681,490
CIT Mortgage Loan Trust
2007-1, 1.54% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	2,032,578	2,026,232
Citigroup Mortgage Loan Trust
2007-WFH2, 0.59% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[3]	960,144	948,588
2019-IMC1, 2.72% (WAC) due 07/25/49[2,3]	706,343	715,580
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.68% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	1,550,000	1,505,816
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 0.62% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	1,500,000	1,476,102
Banc of America Funding Trust
2015-R2, 0.45% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,200,000	1,140,478
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	1,045,127	1,063,944
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,3]	674,882	675,556
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	396,113	403,456

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.3% (continued)
Residential Mortgage Backed Securities - 15.4% (continued)
2018-2, 3.47% (WAC) due 07/27/48[2,3]	226,647	$228,719
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.69% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.25%) due 12/25/35[3]	471,763	460,738
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[2,3]	436,510	442,302
Total Residential Mortgage Backed Securities		78,155,010
Commercial Mortgage Backed Securities - 2.9%
Morgan Stanley Capital I Trust
2018-H3, 0.99% (WAC) due 07/15/51[3,7]	46,536,752	2,273,632
2014-MP, 3.69% due 08/11/33[2]	1,669,000	1,710,240
2014-CPT, 3.35% due 07/13/29[2]	1,000,000	1,019,094
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[2]	2,524,000	2,528,902
GRACE Mortgage Trust
2014-GRCE, 3.37% due 06/10/28[2]	2,000,000	2,004,990
Citigroup Commercial Mortgage Trust
2019-GC41, 1.19% (WAC) due 08/10/56[3,7]	24,960,954	1,823,944
BENCHMARK Mortgage Trust
2019-B14, 0.92% (WAC) due 12/15/62[3,7]	34,927,467	1,729,814
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.80% (WAC) due 06/15/51[3,7]	29,634,958	1,051,934
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	507,647	507,418
Total Commercial Mortgage Backed Securities		14,649,968
Total Collateralized Mortgage Obligations
(Cost $92,938,416)		92,804,978

CORPORATE BONDS†† - 16.7%
Financial - 6.4%
Barclays Bank plc
1.70% due 05/12/22	4,600,000	4,682,613
Citizens Bank North America/Providence RI
1.17% (3 Month USD LIBOR + 0.81%) due 05/26/22[3]	4,215,000	4,218,169
Wells Fargo & Co.
1.38% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	2,800,000	2,808,491
Capital One Financial Corp.
1.21% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	2,535,000	2,537,223
UBS Group AG
3.09% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	1,400,000	1,418,699
1.74% (3 Month USD LIBOR + 1.44%) due 09/24/20[2,3]	1,100,000	1,103,363
Svenska Handelsbanken AB
0.83% (3 Month USD LIBOR + 0.47%) due 05/24/21[3]	2,250,000	2,257,990
American Express Co.
0.91% (3 Month USD LIBOR + 0.53%) due 05/17/21[3]	2,150,000	2,155,474
Synchrony Bank
3.65% due 05/24/21	1,720,000	1,747,903
Sumitomo Mitsui Financial Group, Inc.
1.99% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,350,000	1,363,423
Willis Towers Watson plc
5.75% due 03/15/21	1,200,000	1,238,330
Goldman Sachs Group, Inc.
2.13% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,050,000	1,058,571
Santander UK plc
0.97% (3 Month USD LIBOR + 0.62%) due 06/01/21[3]	980,000	983,221
Standard Chartered Bank
0.96% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	920,000	920,337
Mitsubishi UFJ Financial Group, Inc.
2.23% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	672,000	679,459
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[2]	600,000	601,436

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 16.7% (continued)
Financial - 6.4% (continued)
Nordea Bank Abp
1.30% (3 Month USD LIBOR + 0.94%) due 08/30/23[2,3]	550,000	$546,499
Apollo Management Holdings, LP
4.00% due 05/30/24[2]	350,000	380,054
Essex Portfolio, LP
5.20% due 03/15/21	300,000	304,833
Swedbank AB
2.65% due 03/10/21[2]	300,000	304,130
Australia & New Zealand Banking Group Ltd.
1.34% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	300,000	302,311
Citigroup, Inc.
1.69% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	250,000	252,290
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	200,000	206,729
Assurant, Inc.
1.53% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	194,000	194,000
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63% due 10/30/20	150,000	150,652
Total Financial		32,416,200
Consumer, Non-cyclical - 3.8%
Sysco Corp.
5.65% due 04/01/25	2,850,000	3,326,712
Express Scripts Holding Co.
1.11% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	2,530,000	2,530,184
General Mills, Inc.
1.72% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	2,450,000	2,455,071
Bayer US Finance II LLC
0.93% (3 Month USD LIBOR + 0.63%) due 06/25/21[2,3]	1,700,000	1,698,007
Zimmer Biomet Holdings, Inc.
1.07% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	1,400,000	1,399,756
AbbVie, Inc.
0.72% (3 Month USD LIBOR + 0.35%) due 05/21/21[2,3]	1,300,000	1,300,790
Global Payments, Inc.
3.80% due 04/01/21	1,200,000	1,221,739
Altria Group, Inc.
4.75% due 05/05/21	1,154,000	1,196,371
Ingredion, Inc.
4.63% due 11/01/20	1,143,000	1,155,696
CVS Health Corp.
1.03% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,050,000	1,053,990
ADT Security Corp.
6.25% due 10/15/21	1,000,000	1,025,000
Keurig Dr Pepper, Inc.
3.55% due 05/25/21	500,000	513,895
Coca-Cola European Partners plc
3.50% due 09/15/20	300,000	301,788
Quest Diagnostics, Inc.
4.70% due 04/01/21	150,000	154,521
Total Consumer, Non-cyclical		19,333,520
Industrial - 2.8%
Boeing Co.
4.51% due 05/01/23	4,600,000	4,859,572
Siemens Financieringsmaatschappij N.V.
0.93% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	1,870,000	1,877,162
Penske Truck Leasing Company LP / PTL Finance Corp.
3.65% due 07/29/21[2]	1,294,000	1,324,451
Fortive Corp.
2.35% due 06/15/21	1,300,000	1,316,391
Rolls-Royce plc
2.38% due 10/14/20[2]	1,313,000	1,310,282
Tyco Electronics Group S.A.
4.88% due 01/15/21	1,200,000	1,226,900
Aviation Capital Group LLC
2.88% due 01/20/22[2]	1,200,000	1,146,844
Textron, Inc.
1.00% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	600,000	598,185
Ryder System, Inc.
3.75% due 06/09/23	350,000	373,487
Northrop Grumman Corp.
3.50% due 03/15/21	250,000	255,335
Total Industrial		14,288,609
Technology - 1.0%
Infor, Inc.
1.45% due 07/15/23[2]	2,600,000	2,621,469
Microchip Technology, Inc.
2.67% due 09/01/23[2]	2,120,000	2,182,078
Total Technology		4,803,547
Communications - 0.8%
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[2]	1,428,125	1,445,519

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount~		Value
CORPORATE BONDS†† - 16.7% (continued)
Communications - 0.8% (continued)
Telefonica Emisiones S.A.
5.46% due 02/16/21	1,125,000		$1,158,202
ViacomCBS, Inc.
4.75% due 05/15/25	940,000		1,074,775
Sirius XM Radio, Inc.
3.88% due 08/01/22[2]	600,000		604,566
Total Communications			4,283,062
Energy - 0.7%
Marathon Petroleum Corp.
3.40% due 12/15/20	885,000		893,421
5.13% due 03/01/21	310,000		318,608
Halliburton Co.
3.25% due 11/15/21	1,130,000		1,154,726
Reliance Holding USA, Inc.
4.50% due 10/19/20[2]	900,000		906,975
Phillips 66
0.96% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	350,000		349,477
Total Energy			3,623,207
Utilities - 0.5%
Puget Energy, Inc.
6.00% due 09/01/21	1,300,000		1,371,342
NextEra Energy Capital Holdings, Inc.
0.76% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	1,000,000		1,000,805
Eversource Energy
2.50% due 03/15/21	250,000		253,144
Total Utilities			2,625,291
Consumer, Cyclical - 0.5%
Marriott International, Inc.
0.95% (3 Month USD LIBOR + 0.60%) due 12/01/20[3]	1,000,000		995,500
0.97% (3 Month USD LIBOR + 0.65%) due 03/08/21[3]	700,000		693,273
McDonald's Corp.
3.50% due 07/15/20	700,000		700,763
Total Consumer, Cyclical			2,389,536
Basic Materials - 0.2%
DuPont de Nemours, Inc.
2.17% due 05/01/23	620,000		632,113
Georgia-Pacific LLC
5.40% due 11/01/20[2]	363,000		368,782
Total Basic Materials			1,000,895
Total Corporate Bonds
(Cost $83,593,631)			84,763,867

FOREIGN GOVERNMENT DEBT†† - 10.8%
Government of Japan
(0.19)% due 07/06/20[8]	JPY	1,156,000,000	10,706,355
(0.18)% due 07/13/20[8]	JPY	1,109,000,000	10,271,302
United Mexican States
5.13% due 08/27/20[8]	MXN	158,670,000	6,849,011
Government of United Kingdom
0.01% due 07/13/20[8]	GBP	5,047,000	6,253,644
Republic of Portugal
(0.44)% due 07/17/20[8]	EUR	4,620,000	5,193,774
Province of Nova Scotia
0.20% due 07/16/20[8]	CAD	7,009,000	5,163,869
State of Israel
0.50% due 01/31/21	ILS	16,485,000	4,775,432
Province of Ontario
0.15% due 07/02/20[8]	CAD	2,620,000	1,930,454
0.19% due 07/15/20[8]	CAD	870,000	640,977
Province of Manitoba Canada
0.19% due 07/22/20[8]	CAD	2,100,000	1,547,094
Republic of Hungary
0.72% due 08/26/20[8]	HUF	209,570,000	664,805
0.50% due 04/21/21	HUF	179,000,000	568,430
Total Foreign Government Debt
(Cost $54,964,675)			54,565,147

SENIOR FLOATING RATE INTERESTS††,3 - 0.2%
Consumer, Cyclical - 0.2%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	1,150,000		1,114,062
Total Senior Floating Rate Interests
(Cost $1,116,258)			1,114,062
Total Investments - 100.7%
(Cost $511,267,056)			$510,686,268
Other Assets & Liabilities, net - (0.7)%			(3,436,068)
Total Net Assets - 100.0%			$507,250,200

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	17,700,000	BRL	07/01/20	$4,423,346	$3,257,868	$1,165,478
JPMorgan Chase Bank, N.A.	9,900,000	BRL	07/01/21	2,372,110	1,817,958	554,152
Citibank N.A., New York	8,240,000	BRL	07/01/21	1,997,146	1,513,129	484,017
Goldman Sachs International	4,460,000	BRL	07/01/20	1,158,140	820,909	337,231
Citibank N.A., New York	158,670,000	MXN	08/27/20	7,166,375	6,850,823	315,552
Citibank N.A., New York	464,232,000	JPY	07/01/21	4,571,103	4,328,421	242,682
Barclays Bank plc	429,214,500	JPY	07/01/21	4,219,983	4,001,923	218,060
JPMorgan Chase Bank, N.A.	373,186,500	JPY	09/01/20	3,547,299	3,459,000	88,299
Goldman Sachs International	1,109,000,000	JPY	07/13/20	10,354,085	10,272,420	81,665
Barclays Bank plc	8,523,623	ILS	08/01/22	2,581,743	2,512,138	69,605
Goldman Sachs International	556,000,000	JPY	07/06/20	5,212,953	5,149,618	63,335
Goldman Sachs International	2,216,500	EUR	07/30/21	2,574,742	2,514,823	59,919
JPMorgan Chase Bank, N.A.	2,407,925	EUR	07/30/21	2,779,155	2,732,012	47,143
Goldman Sachs International	860,000	BRL	07/01/21	201,476	157,924	43,552
Barclays Bank plc	209,570,000	HUF	08/26/20	688,763	664,840	23,923
Bank of America, N.A.	3,949,100	ILS	04/30/21	1,169,117	1,154,233	14,884
Citibank N.A., New York	4,100,600	ILS	04/30/21	1,211,792	1,198,513	13,279
Barclays Bank plc	179,895,000	HUF	04/21/21	583,509	572,678	10,831
Citibank N.A., New York	4,620,000	EUR	07/17/20	5,202,605	5,194,578	8,027
Goldman Sachs International	3,270,500	ILS	01/31/22	968,615	961,146	7,469
Citibank N.A., New York	1,795,000	CAD	07/02/20	1,329,347	1,322,595	6,752
JPMorgan Chase Bank, N.A.	2,100,000	CAD	07/22/20	1,554,110	1,547,434	6,676
Goldman Sachs International	4,191,500	ILS	04/30/21	1,227,223	1,225,080	2,143
Bank of America, N.A.	643,550	ILS	01/31/22	190,795	189,129	1,666
Barclays Bank plc	63,277	ILS	08/02/21	18,856	18,550	306
Barclays Bank plc	63,623	ILS	07/31/20	18,604	18,398	206
Goldman Sachs International	16,500	EUR	07/30/20	18,756	18,558	198
Citibank N.A., New York	232,000	JPY	01/04/21	2,264	2,156	108
Barclays Bank plc	214,500	JPY	01/04/21	2,090	1,994	96
JPMorgan Chase Bank, N.A.	17,925	EUR	07/30/20	20,255	20,160	95
Citibank N.A., New York	232,000	JPY	07/01/20	2,241	2,149	92
Barclays Bank plc	214,500	JPY	07/01/20	2,070	1,987	83
Bank of America, N.A.	33,550	ILS	02/01/21	9,803	9,768	35
Citibank N.A., New York	92	ILS	02/01/21	26	27	(1)
BNP Paribas	870,000	CAD	07/15/20	640,719	641,064	(345)
BNP Paribas	1,020,000	CAD	07/16/20	749,788	751,595	(1,807)
JPMorgan Chase Bank, N.A.	825,000	CAD	07/02/20	602,029	607,878	(5,849)
Goldman Sachs International	34,828,865	ILS	02/01/21	10,133,222	10,140,421	(7,199)
Barclays Bank plc	5,989,000	CAD	07/16/20	4,402,155	4,413,042	(10,887)
JPMorgan Chase Bank, N.A.	5,047,000	GBP	07/13/20	6,209,455	6,254,289	(44,834)
Citibank N.A., New York	600,000,000	JPY	07/06/20	5,469,497	5,557,142	(87,645)
						$3,708,992

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	18,294,856	ILS	02/01/21	$5,128,073	$5,326,546	$198,473
Barclays Bank plc	8,523,623	ILS	08/01/22	2,345,521	2,512,138	166,617
Goldman Sachs International	6,120,600	ILS	04/30/21	1,707,090	1,788,913	81,823
JPMorgan Chase Bank, N.A.	6,120,600	ILS	04/30/21	1,724,599	1,788,913	64,314
Goldman Sachs International	3,914,050	ILS	01/31/22	1,086,029	1,150,274	64,245
Barclays Bank plc	63,277	ILS	07/30/21	17,340	18,550	1,210
Barclays Bank plc	63,623	ILS	07/31/20	17,291	18,398	1,107
JPMorgan Chase Bank, N.A.	446,500	JPY	07/01/20	4,308	4,135	(173)
JPMorgan Chase Bank, N.A.	446,500	JPY	01/04/21	4,335	4,150	(185)
Goldman Sachs International	34,425	EUR	07/30/20	39,053	38,718	(335)
Goldman Sachs International	4,624,425	EUR	07/30/21	5,306,527	5,246,835	(59,692)
JPMorgan Chase Bank, N.A.	6,365,000	BRL	07/01/21	1,233,527	1,168,818	(64,709)
Citibank N.A., New York	12,635,000	BRL	07/01/21	2,423,070	2,320,191	(102,879)
JPMorgan Chase Bank, N.A.	373,186,500	JPY	09/01/20	3,614,957	3,459,000	(155,957)
Goldman Sachs International	22,160,000	BRL	07/01/20	4,360,007	4,078,778	(281,229)
JPMorgan Chase Bank, N.A.	893,446,500	JPY	07/01/21	8,723,785	8,330,344	(393,441)
						$(480,811)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2020.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $211,987,932 (cost $212,862,686), or 41.8% of total net assets.
[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $10,100,000, (cost $10,100,000) or 2.0% of total net assets.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $6,916,939 (cost $6,927,296), or 1.4% of total net assets — See Note 6.
[6]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2020. See table below for additional step information for each security.
[7]	Security is an interest-only strip.
[8]	Rate indicated is the effective yield at the time of purchase.

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

plc — Public Limited Company

SARL — Société à Responsabilité Limitée

WAC — Weighted Average Coupon

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$137,538,268	$—	$—	$137,538,268
Asset-Backed Securities	—	128,499,946	11,400,000	139,899,946
Collateralized Mortgage Obligations	—	92,804,978	—	92,804,978
Corporate Bonds	—	84,763,867	—	84,763,867
Foreign Government Debt	—	54,565,147	—	54,565,147
Senior Floating Rate Interests	—	1,114,062	—	1,114,062
Forward Foreign Currency Exchange Contracts**	—	4,445,348	—	4,445,348
Total Assets	$137,538,268	$366,193,348	$11,400,000	$515,131,616

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$1,217,167	$—	$1,217,167

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$10,100,000	Model Price	Purchase Price	—	—
Asset-Backed Securities	1,300,000	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Total Assets	$11,400,000

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2020, the Fund had securities with a total value of $600,000 transfer into Level 3 from Level 2 due to lack of observable inputs.

Assets
Asset-Backed Securities
Beginning Balance	$4,900,000
Purchases/(Receipts)	10,800,000
(Sales, maturities and paydowns)/Fundings	(4,900,000)
Amortization of premiums/discounts	-
Total realized gains (losses) included in earnings	-
Total change in unrealized appreciation (depreciation) included in earnings	-
Transfers into Level 3	600,000
Ending Balance	$11,400,000
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2020	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 98.7%
Consumer, Non-cyclical - 25.8%
Roche Holding AG††	1,668	$577,963
AbbVie, Inc.	5,200	510,536
Merck & Company, Inc.	6,300	487,179
PepsiCo, Inc.	3,505	463,571
S&P Global, Inc.	1,310	431,619
Procter & Gamble Co.	3,503	418,854
Vertex Pharmaceuticals, Inc.*	1,400	406,434
Zoetis, Inc.	2,903	397,827
Novo Nordisk A/S — Class B††	5,930	386,308
ResMed, Inc.	1,900	364,800
Clorox Co.	1,600	350,992
Genmab A/S*,††	1,000	337,177
Medtronic plc	3,601	330,212
Coloplast A/S — Class B††	2,031	316,553
Kimberly-Clark Corp.	2,191	309,698
MarketAxess Holdings, Inc.	600	300,552
Intuitive Surgical, Inc.*	500	284,915
Hormel Foods Corp.	5,700	275,139
Straumann Holding AG††	300	259,384
WH Group Ltd.††,1	294,500	254,518
Stryker Corp.	1,345	242,356
Sonic Healthcare Ltd.††	10,738	226,794
Johnson & Johnson	1,600	225,008
Philip Morris International, Inc.	3,100	217,186
Colgate-Palmolive Co.	2,882	211,135
Novartis AG††	2,300	200,408
Orion Oyj — Class B††	3,961	192,168
Carl Zeiss Meditec AG*,††	1,800	175,344
DexCom, Inc.*	400	162,160
CSL Ltd.††	800	159,140
Cochlear Ltd.††	1,200	157,576
Recordati SpA††	3,100	155,185
Hershey Co.	1,100	142,582
Kellogg Co.	2,156	142,425
CoStar Group, Inc.*	200	142,134
Diageo plc††	4,000	132,926
Sartorius Stedim Biotech††	500	126,822
Gilead Sciences, Inc.	1,300	100,022
Nestle S.A.††	700	77,621
STERIS plc	500	76,720
Amgen, Inc.	308	72,645
McCormick & Company, Inc.	400	71,764
Total Consumer, Non-cyclical		10,874,352
Financial - 20.9%
Mastercard, Inc. — Class A	1,782	526,937
Simon Property Group, Inc. REIT	5,400	369,252
Intercontinental Exchange, Inc.	4,030	369,148
Australia & New Zealand Banking Group Ltd.††	26,851	348,459
T. Rowe Price Group, Inc.	2,700	333,450
Commonwealth Bank of Australia††	6,892	332,906
Marsh & McLennan Companies, Inc.	2,987	320,714
Cincinnati Financial Corp.	4,800	307,344
Arthur J Gallagher & Co.	3,100	302,219
Westpac Banking Corp.††	23,998	300,831
Extra Space Storage, Inc. REIT	3,076	284,130
Invesco Ltd.	26,400	284,064
Medical Properties Trust, Inc. REIT	14,928	280,647
Zurich Insurance Group AG††	773	273,938
Public Storage REIT	1,408	270,181
Sun Hung Kai Properties Ltd.††	20,421	260,896
Cboe Global Markets, Inc.	2,700	251,856
Annaly Capital Management, Inc. REIT	37,415	245,443
Covivio REIT††	3,288	238,591
VEREIT, Inc.	35,500	228,265
AGNC Investment Corp. REIT	17,000	219,300
SmartCentres Real Estate Investment Trust	13,222	203,711
Aozora Bank Ltd.††	11,000	191,809
Legal & General Group plc††	70,200	191,298
H&R Real Estate Investment Trust	26,408	189,910
Visa, Inc. — Class A	907	175,205
RioCan Real Estate Investment Trust	14,920	168,858
Mizuho Financial Group, Inc.††	127,600	156,954
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen††	600	156,303
Tryg A/S††	5,200	151,075
Orix JREIT, Inc.††	100	131,813
Japan Post Bank Company Ltd.††	17,500	130,151
Everest Re Group Ltd.	600	123,720
Nasdaq, Inc.	900	107,523
Progressive Corp.	1,300	104,143
Blackstone Group, Inc. — Class A	1,800	101,988
Mitsubishi UFJ Lease & Finance Company Ltd.††	18,200	86,848
Admiral Group plc††	3,000	85,041
Total Financial		8,804,921
Technology - 16.2%
Microsoft Corp.	6,942	1,412,767
Apple, Inc.	3,684	1,343,923
Broadcom, Inc.	1,625	512,866
Texas Instruments, Inc.	3,498	444,141
RingCentral, Inc. — Class A*	1,200	342,012
MSCI, Inc. — Class A	1,000	333,820
Seagate Technology plc	5,823	281,892
Canon, Inc.††	13,600	271,293
Constellation Software, Inc.	200	225,893
Itochu Techno-Solutions Corp.††	6,000	225,641
salesforce.com, Inc.*	1,200	224,796
Maxim Integrated Products, Inc.	3,600	218,196
Intuit, Inc.	700	207,333
Advanced Micro Devices, Inc.*	3,800	199,918
Jack Henry & Associates, Inc.	900	165,627
Adobe, Inc.*	300	130,593
ASM Pacific Technology Ltd.††	12,100	127,879
NVIDIA Corp.	200	75,982
ASML Holding N.V.††	200	73,194
Total Technology		6,817,766
Communications - 9.8%
Amazon.com, Inc.*	401	1,106,287

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Communications - 9.8% (continued)
Alphabet, Inc. — Class C*	424	$599,371
FactSet Research Systems, Inc.	1,100	361,317
Nippon Telegraph & Telephone Corp.††	15,000	349,492
NTT DOCOMO, Inc.††	10,100	268,135
Facebook, Inc. — Class A*	1,150	261,130
AT&T, Inc.	8,265	249,851
Verizon Communications, Inc.	4,376	241,249
Elisa Oyj††	3,654	222,445
HKT Trust & HKT Ltd.††	125,748	184,540
Singapore Press Holdings Ltd.††	193,800	177,629
Swisscom AG††	200	104,896
Total Communications		4,126,342
Industrial - 6.6%
Boeing Co.	2,600	476,580
3M Co.	2,647	412,905
Kone Oyj — Class B††	5,365	370,177
Waste Management, Inc.	2,846	301,420
Illinois Tool Works, Inc.	1,621	283,432
Packaging Corporation of America	2,319	231,436
United Parcel Service, Inc. — Class B	1,846	205,238
Lennox International, Inc.	758	176,607
Republic Services, Inc. — Class A	1,464	120,121
Techtronic Industries Company Ltd.††	11,051	109,350
Honeywell International, Inc.	572	82,706
Total Industrial		2,769,972
Utilities - 6.0%
Orsted A/S1	3,060	353,112
National Grid plc††	25,500	311,050
NextEra Energy, Inc.	1,203	288,925
Terna Rete Elettrica Nazionale SpA††	36,056	248,803
Snam SpA††	48,446	236,282
Algonquin Power & Utilities Corp.	16,474	213,029
Canadian Utilities Ltd. — Class A	6,438	160,336
Fortis, Inc.	4,154	158,027
AGL Energy Ltd.††	11,293	133,623
Centrica plc	260,900	124,561
FirstEnergy Corp.	2,730	105,869
Hydro One Ltd.[1]	5,000	94,055
Severn Trent plc††	3,000	91,775
Total Utilities		2,519,447
Consumer, Cyclical - 5.5%
Home Depot, Inc.	2,081	521,311
Persimmon plc*,††	10,369	293,333
Vail Resorts, Inc.	1,430	260,475
Harvey Norman Holdings Ltd.††	87,206	214,416
Costco Wholesale Corp.	600	181,926
Yue Yuen Industrial Holdings Ltd.††	112,500	171,489
McDonald's Corp.	900	166,023
Hoshizaki Corp.††	1,800	154,279
Bandai Namco Holdings, Inc.††	2,700	142,123
Sands China Ltd.††	26,740	105,340
ABC-Mart, Inc.††	1,700	99,728
Total Consumer, Cyclical		2,310,443
Energy - 4.0%
Chevron Corp.	5,277	470,867
Exxon Mobil Corp.	9,784	437,540
Schlumberger Ltd.	19,000	349,410
Targa Resources Corp.	16,000	321,120
Marathon Petroleum Corp.	3,000	112,140
Total Energy		1,691,077
Basic Materials - 2.8%
Rio Tinto plc††	7,800	438,913
Fortescue Metals Group Ltd.††	41,400	402,551
International Paper Co.	6,130	215,837
Air Products & Chemicals, Inc.	400	96,584
Total Basic Materials		1,153,885
Diversified - 1.1%
CK Hutchison Holdings Ltd.††	37,201	240,910
Jardine Matheson Holdings Ltd.††	5,500	229,570
Total Diversified		470,480
Total Common Stocks
(Cost $37,979,323)		41,538,685

EXCHANGE-TRADED FUNDS† - 0.3%
SPDR S&P 500 ETF Trust	244	75,240
iShares MSCI EAFE ETF	1,222	74,383
Total Exchange-Traded Funds
(Cost $142,056)		149,623

MONEY MARKET FUND† - 0.6%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.06%[2]	241,452	241,452
Total Money Market Fund
(Cost $241,452)		241,452
Total Investments - 99.6%
(Cost $38,362,831)		$41,929,760
Other Assets & Liabilities, net - 0.4%		158,538
Total Net Assets - 100.0%		$42,088,298

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $701,685 (cost $674,053), or 1.7% of total net assets.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,767,029	$12,771,656	$—	$41,538,685
Exchange-Traded Funds	149,623	—	—	149,623
Money Market Fund	241,452	—	—	241,452
Total Assets	$29,158,104	$12,771,656	$—	$41,929,760

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Alpha Opportunity Fund	Diversified
Capital Stewardship Fund	Diversified
Diversified Income Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Investment Grade Bond Fund	Diversified
Large Cap Value Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Market Neutral Real Estate Fund	Non-diversified
Municipal Income Fund	Diversified
Risk Managed Real Estate Fund	Diversified
Small Cap Value Fund	Diversified
SMid Cap Value Fund	Diversified
StylePlus—Large Core Fund	Diversified
StylePlus—Mid Growth Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified
World Equity Income Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments (“GI”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day's spreads.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return or custom basket swap, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a "seller" or "buyer" of protection primarily to gain or reduce exposure similar to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Macro Opportunities Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Alpha Opportunity Fund	$40,876,240	$1,310,841	$(3,696,742)	$(2,385,901)
Capital Stewardship Fund	183,559,652	24,375,563	(7,209,243)	17,166,320
Diversified Income Fund	6,256,915	210,936	(174,317)	36,619
Floating Rate Strategies Fund	855,534,085	–	(92,682,051)	(92,682,051)
High Yield Fund	365,520,171	7,551,125	(26,323,550)	(18,772,425)
Investment Grade Bond Fund	1,237,903,830	61,497,295	(12,062,939)	49,434,356
Large Cap Value Fund	30,383,976	3,125,434	(3,735,405)	(609,971)
Limited Duration Fund	3,133,189,450	95,251,258	(36,125,221)	59,126,037
Macro Opportunities Fund	4,990,483,977	345,770,065	(492,960,281)	(147,190,216)
Market Neutral Real Estate Fund	48,039,445	1,159,089	(1,108,954)	50,135
Municipal Income Fund	67,418,684	3,010,910	(292,254)	2,718,656
Risk Managed Real Estate Fund	269,704,496	8,771,491	(23,363,376)	(14,591,885)
Small Cap Value Fund	5,581,900	473,384	(1,037,433)	(564,049)
SMid Cap Value Fund	343,684,827	37,877,378	(49,987,046)	(12,109,668)
StylePlus—Large Core Fund	191,598,822	11,302,444	(2,314,948)	8,987,496
StylePlus—Mid Growth Fund	84,438,171	8,845,162	(1,306,840)	7,538,322
Total Return Bond Fund	18,260,850,565	985,498,862	(200,089,663)	785,409,199
Ultra Short Duration Fund	511,267,056	6,286,255	(3,638,862)	2,647,393
World Equity Income Fund	39,255,147	4,967,408	(2,292,795)	2,674,613

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2020. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2020, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Floating Rate Strategies Fund
	American Express GBT	02/26/27	$2,392,699	$239,270
	Aspect Software, Inc.	07/15/23	939,012	9,651
			$3,331,711	$248,921
High Yield Fund
	American Express GBT	02/26/27	$387,389	$38,739
	Aspect Software, Inc.	07/15/23	91,145	937
	CCC Information Services, Inc.	04/27/22	750,000	26,565
	National Technical Systems	06/12/21	126,875	4,440
	Packaging Coordinators Midco, Inc.	07/01/21	1,061,538	19,023
	Solera LLC	03/03/21	1,250,000	45,875
			$3,666,948	$135,579
Macro Opportunities Fund
	Aspect Software, Inc.	07/15/23	$144,301	$1,483
	EyeCare Partners LLC	02/18/27	208,108	21,279
	Fortis Solutions Group LLC	12/15/23	251,840	2,317
	Galls LLC	01/31/24	96,933	7,545
	National Technical Systems	06/12/21	126,875	4,441
	Solera LLC	03/03/21	8,100,000	297,270
	Trader Interactive	06/15/23	461,538	26,861
			$9,389,595	$361,196
Total Return Bond Fund
	AmeriLife Holdings LLC	03/18/27	$51,136	$2,621
	Aspect Software, Inc.	07/15/23	2,046	21
			$53,182	$2,642

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
	Floating Rate Strategies Fund
	Airplanes Pass Through Trust
	2001-1A, due 03/15/19[4]	12/27/11	$723,184	$90
	Mirabela Nickel Ltd.
	due 06/24/19[4]	12/31/13	1,160,811	63,991
			$1,883,995	$64,081
	High Yield Fund
	Basic Energy Services, Inc.
	10.75% due 10/15/23	09/25/18	$1,216,640	$492,756
	Beverages & More, Inc.
	11.50% due 06/15/22	06/16/17	2,957,243	2,718,250
	Bruin E&P Partners LLC
	due 08/01/23[4]	11/05/18	980,772	20,160
	Mirabela Nickel Ltd.
	due 06/24/19[4]	12/31/13	252,369	13,906
			$5,407,024	$3,245,072
	Investment Grade Bond Fund
	Barclays Bank plc
	GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20[1,2]	10/29/19	$6,400,000	$6,400,000
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	1,024,778	1,162,510
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[3]	05/09/14	137,042	74,215
	FKRT
	5.47% due 07/03/23	06/12/20	10,800,235	10,777,533
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	419,508	359,548
			$18,781,563	$18,773,806

	Limited Duration Fund
	Barclays Bank plc
	GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20[1,2]	10/29/19	$13,950,000	$13,950,000
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[3]	05/09/14	97,905	53,011
	FKRT
	5.47% due 07/03/23	06/12/20	28,319,512	28,259,982
			$42,367,417	$42,262,993
	Macro Opportunities Fund
	Airplanes Pass Through Trust
	2001-1A, due 03/15/19[4]	01/18/12	$1,691,716	$210
	Atlas Mara Ltd.
	8.00% due 12/31/20	10/01/15	14,088,693	11,376,000
	Barclays Bank plc
	GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20[1,2]	10/29/19	47,550,000	47,550,000
	Basic Energy Services, Inc.
	10.75% due 10/15/23	09/25/18	1,489,763	603,375
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[3]	05/09/14	1,595,552	864,079
	FKRT
	5.47% due 07/03/23	06/12/20	42,354,841	42,265,808
	Mirabela Nickel Ltd.
	due 06/24/19[4]	12/31/13	1,710,483	94,271
	Princess Juliana International Airport Operating Company N.V.
	5.50% due 12/20/27[2]	12/17/12	1,288,304	1,108,806
	Secured Tenant Site Contract Revenue Notes Series
	2018-1A, 4.70% due 06/15/48	05/25/18	6,754,823	6,674,299
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	1,958,077	1,678,208
	Turbine Engines Securitization Ltd.
	2013-1A, 6.38% due 12/13/48	11/27/13	1,447,775	807,200
			$121,930,027	$113,022,256
	Total Return Bond Fund
	Airplanes Pass Through Trust
	2001-1A, due 03/15/19[4]	11/30/11	335,966	41
	Atlas Mara Ltd.
	8.00% due 12/31/20	10/01/15	6,456,963	5,214,000
	Barclays Bank plc
	GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20[1,2]	10/29/19	108,050,000	108,050,000
	Central Storage Safety Project Trust
	4.82% due 02/01/38	02/02/18	21,202,785	23,831,459
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[3]	05/09/14	293,713	159,033
	FKRT
	5.47% due 07/03/23	06/12/20	164,449,267	164,103,583
	Princess Juliana International Airport Operating Company N.V.
	5.50% due 12/20/27[2]	12/17/12	1,947,439	1,676,102
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	699,553	599,565
			$303,435,686	$303,633,783
	Ultra Short Duration Fund
	Barclays Bank plc
	GMTN, 0.86% (1 Month USD LIBOR + 0.68%) due 07/31/20[1,2]	10/29/19	$2,000,000	$2,000,000
	FKRT
	5.47% due 07/03/23	06/12/20	4,927,296	4,916,939
			$6,927,296	$6,916,939

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security was fair valued by the Valuation Committee at June 30, 2020.
[3]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[4]	Security is in default of interest and/or principal obligations.

Note 7 - COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.